UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	June 30, 2021

Fund of Funds Portfolios
Balanced Strategy
Growth and Income Strategy
Growth Strategy
Satellite Strategies

Goldman Sachs Fund of Funds Portfolios

∎	BALANCED STRATEGY

∎	GROWTH AND INCOME STRATEGY

∎	GROWTH STRATEGY

∎	SATELLITE STRATEGIES

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Balanced Strategy

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Portfolio Total Return (based on NAV)[1]	Balanced Strategy Composite Index[2]	Bloomberg Barclays Global Aggregate Bond Index	MSCI ACWI Index

Class A	5.39%	3.90%	1.52%	12.30%
Class C	4.99	3.90	1.52	12.30
Institutional	5.65	3.90	1.52	12.30
Service	5.40	3.90	1.52	12.30
Investor	5.54	3.90	1.52	12.30
Class R6	5.66	3.90	1.52	12.30
Class R	5.30	3.90	1.52	12.30
Class P	5.57	3.90	1.52	12.30

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Balanced Strategy Composite Index (“Balanced Composite”) is a composite representation prepared by the Investment Adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Balanced Composite is comprised of a blend of the Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged) (“Bloomberg Barclays Global Index”) (60%) and the MSCI All Country World Index (Net, USD, Unhedged) (“MSCI® ACWI Index”) (40%). The Bloomberg Barclays Global Index is an unmanaged index, provides a broad-based measure of the global investment grade fixed-rate debt markets and covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The MSCI® ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

1

FUND BASICS

[3]	Strategic allocation is the process of determining the areas of the global markets in which to invest, and in what long-term proportion, for each underlying fund. Our global approach attempts to generate strong long-term returns across geographies and asset classes, and is determined through a careful review of market opportunities and risk/return tradeoffs. On a monthly basis or as needed, we shift assets around the strategic allocation, over and under-weighting asset classes and countries relative to the neutral starting point, seeking to benefit from changing short-term conditions in global capital markets. This is called tactical asset allocation. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

[4]	Generally, dynamic fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the allocations as of June 30, 2021. Actual Fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

2

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

3

FUND BASICS

Growth and Income Strategy

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Portfolio Total Return (based on NAV)[1]	Growth and Income Strategy Composite Index[2]	Bloomberg Barclays Global Aggregate Bond Index	MSCI ACWI Index

Class A	8.61%	6.67%	1.52%	12.30%
Class C	8.24	6.67	1.52	12.30
Institutional	8.83	6.67	1.52	12.30
Service	8.49	6.67	1.52	12.30
Investor	8.71	6.67	1.52	12.30
Class R6	8.84	6.67	1.52	12.30
Class R	8.46	6.67	1.52	12.30
Class P	8.84	6.67	1.52	12.30

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Growth and Income Strategy Composite Index (“Growth and Income Composite”) is a composite representation prepared by the Investment Adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Growth and Income Composite is comprised of a blend of the Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged) (“Bloomberg Barclays Global Index”) (40%) and the MSCI All Country World Index (Net, USD, Unhedged) (“MSCI® ACWI Index”) (60%). The Growth and Income Composite figures do not reflect any deduction for fees, expenses or taxes. The Bloomberg Barclays Global Index is an unmanaged index, provides a broad-based measure of the global investment-grade fixed-rate debt markets and covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4

FUND BASICS

[3]	Strategic allocation is the process of determining the areas of the global markets in which to invest, and in what long-term proportion, for each underlying fund. Our global approach attempts to generate strong long-term returns across geographies and asset classes, and is determined through a careful review of market opportunities and risk/return tradeoffs. On a monthly basis or as needed, we shift assets around the strategic allocation, over and under-weighting asset classes and countries relative to the neutral starting point, seeking to benefit from changing short-term conditions in global capital markets. This is called tactical asset allocation.

[4]	Generally, dynamic fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the allocations as of June 30, 2021. Actual underlying fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

5

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Growth Strategy

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Portfolio Total Return (based on NAV)[1]	Growth Strategy Composite Index[2]	Bloomberg Barclays Global Aggregate Bond Index	MSCI ACWI Index

Class A	11.69%	9.47%	1.52%	12.30%
Class C	11.28	9.47	1.52	12.30
Institutional	11.98	9.47	1.52	12.30
Service	11.61	9.47	1.52	12.30
Investor	11.88	9.47	1.52	12.30
Class R6	11.92	9.47	1.52	12.30
Class R	11.58	9.47	1.52	12.30
Class P	11.92	9.47	1.52	12.30

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Growth Strategy Composite Index (“Growth Composite”) is a composite representation prepared by the Investment Advisor of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Growth Composite is comprised of a blend of the Bloomberg Barclays Global Aggregate Bond Index (Gross, USD, Hedged) (“Bloomberg Barclays Global Index”) (20%) and the MSCI All Country World Index (Net, USD, Unhedged) (“MSCI® ACWI Index”) (80%). The Growth Strategy Composite figures do not reflect any deduction for fees, expenses or taxes. The Bloomberg Barclays Global Index is an unmanaged index, provides a broad-based measure of the global investment-grade fixed-rate debt markets and covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

7

FUND BASICS

[3]	Strategic allocation is the process of determining the areas of the global markets in which to invest, and in what long-term proportion, for each underlying fund. Our global approach attempts to generate strong long-term returns across geographies and asset classes, and is determined through a careful review of market opportunities and risk/return tradeoffs. On a monthly basis or as needed, we shift assets around the strategic allocation, over and under-weighting asset classes and countries relative to the neutral starting point, seeking to benefit from changing short-term conditions in global capital markets. This is called tactical asset allocation.

[4]	Generally, dynamic fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the allocations as of June 30, 2021. Actual underlying fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations.

8

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s Investment strategies, holdings, and performance.

9

FUND BASICS

Satellite Strategies Portfolio

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	Satellite Strategies Composite Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index	MSCI® EAFE® Net Total Return Index	S&P 500® Index

Class A	8.11%	6.43%	1.60%	8.83%	15.25%
Class C	7.76	6.43	1.60	8.83	15.25
Institutional	8.19	6.43	1.60	8.83	15.25
Service	7.92	6.43	1.60	8.83	15.25
Investor	8.26	6.43	1.60	8.83	15.25
Class R6	8.30	6.43	1.60	8.83	15.25
Class R	7.98	6.43	1.60	8.83	15.25
Class P	8.30	6.43	1.60	8.83	15.25

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Satellite Strategies Composite Index (“Satellite Composite”) is a composite representation prepared by the Investment Adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Satellite Composite is comprised of the Bloomberg Barclays U.S. Aggregate Bond Index (40%), the S&P 500® Index (30%), and the MSCI® EAFE® Net Total Return Index (30%). The Satellite Composite figures do not reflect any deduction for fees, expenses or taxes. The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The unmanaged MSCI® EAFE® Index is a market capitalization weighted composite of securities in 21 developed markets. Developed Markets countries in the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index. The index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

10

FUND BASICS

TARGET RISK-CONTRIBUTION INVESTMENT PORTFOLIO3 AS OF 6/30/21

Percentage of Investment Portfolio

[3]	Generally, dynamic fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the allocations as of June 30, 2021. Actual underlying fund weighting in the Portfolio may differ from the figures shown above due to rounding, differences in returns of the underlying funds, or both. The above figures are not indicative of future allocations. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

11

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[4]

Percentage of Net Assets

[4]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 94.1%
Dynamic – 9.9%
2,807,393	Goldman Sachs Tactical Tilt Overlay Fund – Class R6	$29,056,522
1,533,395	Goldman Sachs Managed Futures Strategy Fund – Class R6	16,591,337
1,502,104	Goldman Sachs Alternative Premia Fund – Class R6	10,574,814

		56,222,673

Equity – 29.9%
3,572,591	Goldman Sachs Dynamic Global Equity Fund – Class R6	88,314,453
1,755,980	Goldman Sachs International Equity Insights Fund – Class R6	26,655,771
1,861,469	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6	24,645,845
873,065	Goldman Sachs International Small Cap Insights Fund – Class R6	12,493,553
798,912	Goldman Sachs Global Infrastructure Fund – Class R6	10,274,011
545,695	Goldman Sachs Global Real Estate Securities Fund – Class R6	6,411,921

		168,795,554

Exchange Traded Funds – 18.9%
625,350	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	53,798,861
969,154	Goldman Sachs Access Investment Grade Corporate Bond ETF	53,148,405

		106,947,266

Fixed Income – 35.4%
11,420,574	Goldman Sachs Global Core Fixed Income Fund – Class R6	146,297,555
1,558,201	Goldman Sachs Core Fixed Income Fund – Class R6	17,124,624
1,594,093	Goldman Sachs Emerging Markets Debt Fund – Class R6	19,750,809
673,186	Goldman Sachs High Yield Floating Rate Fund – Class R6	6,327,953
869,660	Goldman Sachs High Yield Fund – Class R6	5,678,882
853,426	Goldman Sachs Local Emerging Markets Debt Fund – Class R6	4,855,995

		200,035,818

TOTAL UNDERLYING FUNDS – 94.1% (Cost $465,172,255)		$532,001,311

Shares	Dividend Rate	Value

Investment Company(a) – 4.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
22,431,770	0.026%	$22,431,770
(Cost $22,431,770)

TOTAL INVESTMENTS – 98.1% (Cost $487,604,025)		$554,433,081

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		10,851,922

NET ASSETS – 100.0%		$565,285,003

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviation:
ETF	—Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	SGD	40,000	USD	29,732	09/15/21	$14
	USD	9,712,371	JPY	1,064,000,000	09/15/21	128,716
	USD	101,337	NZD	140,000	09/15/21	3,500
	USD	956,327	DKK	5,820,000	09/15/21	26,905
	USD	246,436	NOK	2,050,000	09/15/21	8,271
	USD	415,527	SGD	550,000	09/15/21	6,519
	USD	123,174	ILS	400,000	09/17/21	368
	USD	1,294,147	HKD	10,040,000	09/15/21	849
	USD	12,587,743	EUR	10,300,000	09/15/21	355,154
	USD	2,809,613	AUD	3,630,000	09/15/21	86,404
	USD	1,385,103	SEK	11,475,000	09/15/21	43,303
	USD	5,680,236	GBP	4,010,000	09/15/21	132,241
	USD	3,655,025	CHF	3,280,000	09/15/21	102,800

TOTAL						$895,044

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	EUR	140,000	USD	166,874	09/15/21	$(606)
	GBP	240,000	USD	332,485	09/15/21	(436)
	HKD	1,410,000	USD	181,670	09/15/21	(41)
	AUD	190,000	USD	142,786	09/15/21	(249)
	JPY	127,000,000	USD	1,149,624	09/15/21	(5,710)
	NOK	50,000	USD	5,844	09/15/21	(35)
	NZD	20,000	USD	13,983	09/15/21	(6)

TOTAL						$(7,083)

FUTURES CONTRACTS — At June 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	134	09/17/21	$28,733,620	$466,067
10 Year U.S. Treasury Notes	143	09/21/21	18,947,500	109,220

TOTAL FUTURES CONTRACTS				$575,287

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At June 30, 2021, the Portfolio had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$97.750	03/13/2023	89	$222,500	$368,238	$392,012	$(23,774)
Eurodollar Futures	97.750	06/19/2023	96	240,000	369,600	391,501	(21,901)
Eurodollar Futures	99.000	12/19/2022	384	960,000	547,200	546,824	376

TOTAL			569	$1,422,500	$1,285,038	$1,330,337	$(45,299)

Abbreviations:
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 94.4%
Dynamic – 7.4%
3,795,619	Goldman Sachs Tactical Tilt Overlay Fund – Class R6	$39,284,656
2,217,967	Goldman Sachs Managed Futures Strategy Fund – Class R6	23,998,399
1,235,011	Goldman Sachs Alternative Premia Fund – Class R6	8,694,477

		71,977,532

Equity – 40.8%
8,174,677	Goldman Sachs Dynamic Global Equity Fund – Class R6	202,078,012
5,510,697	Goldman Sachs International Equity Insights Fund – Class R6	83,652,381
4,371,680	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6	57,881,047
1,880,665	Goldman Sachs International Small Cap Insights Fund – Class R6	26,912,320
1,367,348	Goldman Sachs Global Infrastructure Fund – Class R6	17,584,091
878,980	Goldman Sachs Global Real Estate Securities Fund – Class R6	10,328,014

		398,435,865

Exchange Traded Funds – 30.0%
2,407,185	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	207,090,126
1,576,107	Goldman Sachs Access Investment Grade Corporate Bond ETF	86,433,708

		293,523,834

Fixed Income – 16.2%
6,936,258	Goldman Sachs Global Core Fixed Income Fund – Class R6	88,853,467
2,908,716	Goldman Sachs Emerging Markets Debt Fund – Class R6	36,038,993
2,511,510	Goldman Sachs Local Emerging Markets Debt Fund – Class R6	14,290,491
1,515,489	Goldman Sachs High Yield Fund – Class R6	9,896,142
982,048	Goldman Sachs High Yield Floating Rate Fund – Class R6	9,231,250

		158,310,343

TOTAL UNDERLYING FUNDS – 94.4%
(Cost $736,924,317)		$922,247,574

Shares	Dividend Rate	Value

Investment Company(a) – 3.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
36,836,176	0.026%	$36,836,176
(Cost $36,836,176)

TOTAL INVESTMENTS – 98.2%
(Cost $773,760,493)		$959,083,750

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		17,571,600

NET ASSETS – 100.0%		$976,655,350

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviation:
ETF	—Exchange Traded Fund

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	SGD	180,000	USD	133,796	09/15/21	$62
	USD	195,435	NZD	270,000	09/15/21	6,750
	USD	1,861,039	DKK	11,320,000	09/15/21	53,297
	USD	468,830	NOK	3,900,000	09/15/21	15,735
	USD	815,944	SGD	1,080,000	09/15/21	12,800
	USD	246,349	ILS	800,000	09/17/21	737
	USD	2,366,587	HKD	18,360,000	09/15/21	1,552
	USD	17,516,956	JPY	1,919,000,000	09/15/21	232,147
	USD	2,743,538	SEK	22,725,000	09/15/21	86,250
	USD	5,294,146	AUD	6,840,000	09/15/21	162,811
	USD	10,836,361	GBP	7,650,000	09/15/21	252,280
	USD	6,923,585	CHF	6,210,000	09/15/21	198,184
	USD	24,918,843	EUR	20,390,000	09/15/21	703,068

TOTAL						$1,725,673

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	CHF	400,000	USD	435,273	09/15/21	$(2,075)
	AUD	750,000	USD	563,624	09/15/21	(977)
	GBP	980,000	USD	1,357,624	09/15/21	(1,755)
	HKD	3,090,000	USD	398,095	09/15/21	(58)
	ILS	120,000	USD	36,910	09/17/21	(69)
	DKK	1,020,000	USD	163,486	09/15/21	(597)
	EUR	2,420,000	USD	2,884,483	09/15/21	(10,418)
	JPY	261,000,000	USD	2,362,570	09/15/21	(11,693)
	SEK	2,400,000	USD	281,833	09/15/21	(1,195)
	NOK	400,000	USD	46,754	09/15/21	(283)
	NZD	50,000	USD	34,956	09/15/21	(14)

TOTAL						$(29,134)

FUTURES CONTRACTS — At June 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	169	09/17/21	$36,238,670	$587,312
10 Year U.S. Treasury Notes	272	09/21/21	36,040,000	207,747

TOTAL FUTURES CONTRACTS				$795,059

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At June 30, 2021, the Portfolio had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$97.750	06/19/2023	161	$402,500	$619,850	$656,580	$(36,730)
Eurodollar Futures	97.750	03/13/2023	149	372,500	616,488	656,290	(39,802)
Eurodollar Futures	99.000	12/19/2022	698	1,745,000	994,650	993,966	684

TOTAL			1,008	$2,520,000	$2,230,988	$2,306,836	$(75,848)

Abbreviation:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 94.0%
Dynamic – 4.5%
2,567,005	Goldman Sachs Tactical Tilt Overlay Fund – Class R6	$26,568,500
1,259,834	Goldman Sachs Managed Futures Strategy Fund – Class R6	13,631,409

		40,199,909

Equity – 52.7%
8,928,945	Goldman Sachs Dynamic Global Equity Fund – Class R6	220,723,524
7,205,255	Goldman Sachs International Equity Insights Fund – Class R6	109,375,766
5,498,998	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6	72,806,727
2,749,882	Goldman Sachs International Small Cap Insights Fund – Class R6	39,350,805
1,310,624	Goldman Sachs Global Infrastructure Fund – Class R6	16,854,621
738,802	Goldman Sachs Global Real Estate Securities Fund – Class R6	8,680,920

		467,792,363

Exchange Traded Funds – 30.7%
3,057,660	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	263,050,490
171,088	Goldman Sachs Access Investment Grade Corporate Bond ETF	9,382,466

		272,432,956

Fixed Income – 6.1%
2,996,445	Goldman Sachs Emerging Markets Debt Fund – Class R6	37,125,957
1,488,560	Goldman Sachs Local Emerging Markets Debt Fund – Class R6	8,469,906
1,219,218	Goldman Sachs High Yield Fund – Class R6	7,961,493

		53,557,356

TOTAL UNDERLYING FUND – 98.1%
(Cost $616,262,783)		$833,982,584

Shares	Dividend Rate	Value

Investment Company(a) – 4.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
36,197,382	0.026%	$36,197,382
(Cost $36,197,382)

TOTAL INVESTMENTS – 98.1%
(Cost $652,460,165)		$870,179,966

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		17,300,615

NET ASSETS – 100.0%		$887,480,581

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an Affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	USD	13,327,126	JPY	1,460,000,000	09/15/21	$176,620
	USD	144,767	NZD	200,000	09/15/21	5,000
	USD	1,311,934	DKK	7,980,000	09/15/21	37,572
	USD	336,596	NOK	2,800,000	09/15/21	11,296
	USD	581,738	SGD	770,000	09/15/21	9,126
	USD	172,444	ILS	560,000	09/17/21	516
	USD	1,762,050	HKD	13,670,000	09/15/21	1,156
	USD	17,635,062	EUR	14,430,000	09/15/21	497,561
	USD	3,893,210	AUD	5,030,000	09/15/21	119,728
	USD	1,928,626	SEK	15,975,000	09/15/21	60,631
	USD	7,826,261	GBP	5,525,000	09/15/21	182,203
	USD	5,039,389	CHF	4,520,000	09/15/21	144,250

TOTAL						$1,245,659

FUTURES CONTRACTS — At June 30, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	199	09/17/21	$42,671,570	$691,656
10 Year U.S. Treasury Notes	252	09/21/21	33,390,000	192,471

TOTAL FUTURES CONTRACTS				$884,127

PURCHASED OPTIONS CONTRACTS — At June 30, 2021, the Portfolio had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$97.750	03/13/2023	151	$377,500	$624,763	$665,099	$(40,336)
Eurodollar Futures	97.750	06/19/2023	163	407,500	627,550	664,736	(37,186)
Eurodollar Futures	99.000	12/19/2022	741	1,852,500	1,055,925	1,055,199	726

TOTAL			1,055	$2,637,500	$2,308,238	$2,385,034	$(76,796)

Abbreviations:
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 98.7%
Equity – 62.3%
1,924,939	Goldman Sachs International Small Cap Insights Fund – Class R6	$27,545,881
2,114,732	Goldman Sachs Global Infrastructure Fund – Class R6	27,195,448
699,378	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6	9,259,761
686,502	Goldman Sachs Global Real Estate Securities Fund – Class R6	8,066,395
262,987	Goldman Sachs MLP Energy Infrastructure Fund – Class R6	6,648,301
183,295	Goldman Sachs Emerging Markets Equity Fund – Class R6	6,037,731

		84,753,517

Exchange Traded Funds – 3.2%
105,925	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	4,322,799

Fixed Income – 33.2%
1,652,298	Goldman Sachs Emerging Markets Debt Fund – Class R6	20,471,968
701,849	Goldman Sachs Inflation Protected Securities Fund – Class R6	8,211,638
1,077,712	Goldman Sachs High Yield Fund – Class R6	7,037,461
699,778	Goldman Sachs High Yield Floating Rate Fund – Class R6	6,577,912
506,249	Goldman Sachs Local Emerging Markets Debt Fund – Class R6	2,880,559

		45,179,538

TOTAL UNDERLYING FUNDS – 98.7% (Cost $100,121,666)		$134,255,854

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		1,789,326

NET ASSETS – 100.0%		$136,045,180

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Investment Abbreviations:
ETF	—Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio
Assets:
Investments in Affiliated Funds, at value (cost $487,604,025 and $773,760,493, respectively)	$554,433,081	$959,083,750
Purchased options, at value (premium paid $1,330,337 and $2,306,836, respectively)	1,285,038	2,230,988
Cash	9,165,093	15,269,887
Foreign currencies, at value (cost $20,842 and $45,512, respectively)	25,349	45,278
Unrealized gain on forward foreign currency exchange contracts	895,044	1,725,673
Variation margin on futures contracts	89,507	139,742
Receivables:
Collateral on certain derivative contracts(a)	531,183	166,128
Dividends	386,454	505,513
Reimbursement from investment adviser	27,813	32,465
Portfolio shares sold	18,279	1,063,128
Other assets	65,016	65,075
Total assets	566,921,857	980,327,627

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	7,083	29,134
Payables:
Collateral on certain derivative contracts(b)	600,000	1,550,000
Portfolio shares redeemed	468,669	1,349,312
Investments purchased	266,303	304,047
Management fees	69,305	120,198
Distribution and Service fees and Transfer Agency fees	65,192	137,116
Accrued expenses	160,302	182,470
Total liabilities	1,636,854	3,672,277

Net Assets:
Paid-in capital	484,019,980	774,405,060
Total distributable earnings	81,265,023	202,250,290
NET ASSETS	$565,285,003	$976,655,350
Net Assets:
Class A	$113,563,150	$307,765,276
Class C	7,363,750	10,857,399
Institutional	373,350,131	383,004,675
Service	404,124	2,738,102
Investor	5,337,684	8,984,991
Class R6	1,498,159	5,073,447
Class R	10,303,656	5,791,226
Class P	53,464,349	252,440,234
Total Net Assets	$565,285,003	$976,655,350
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	8,549,689	18,310,830
Class C	553,527	663,561
Institutional	28,112,714	22,715,566
Service	30,042	163,320
Investor	403,658	537,300
Class R6	112,820	301,052
Class R	779,133	347,532
Class P	4,024,543	14,980,530
Net asset value, offering and redemption price per share:(c)
Class A	$13.28	$16.81
Class C	13.30	16.36
Institutional	13.28	16.86
Service	13.45	16.77
Investor	13.22	16.72
Class R6	13.28	16.85
Class R	13.22	16.66
Class P	13.28	16.85

(a)	Segregated for initial margin and/or collateral on transactions as follows:

Portfolio	Futures
Balanced Strategy	$531,183

Growth and Income Strategy	166,128

(b)	Segregated for initial margin and/or collateral on foreign currency contracts.
(c)	Maximum public offering price per share for Class A Shares of the Balanced Strategy and Growth and Income Strategy Portfolios is $14.05 and $17.79, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Assets and Liabilities (continued)

June 30, 2021 (Unaudited)

	Growth Strategy Portfolio	Satellite Strategies Portfolio
Assets:
Investments in Affiliated Funds, at value (cost $652,460,165 and $100,121,666, respectively)	$870,179,966	$134,255,854
Purchased options, at value (premium paid $2,385,034 and $0, respectively)	2,308,238	—
Cash	14,372,934	1,654,013
Foreign currencies, at value (cost $57,186 and $0, respectively)	56,845	—
Unrealized gain on forward foreign currency exchange contracts	1,245,659	—
Variation margin on futures contracts	145,905	—
Receivables:
Collateral on certain derivative contracts(a)	452,874	—
Dividends	367,963	385,238
Portfolio shares sold	190,800	74,234
Reimbursement from investment adviser	31,050	25,883
Other assets	63,754	60,242
Total assets	889,415,988	136,455,464

Liabilities:
Payables:
Collateral on certain derivative contracts(b)	1,110,000	—
Portfolio shares redeemed	163,767	76,227
Investments purchased	182,728	124,733
Management fees	108,743	14,051
Distribution and Service fees and Transfer Agency fees	165,636	24,118
Accrued expenses	204,533	171,155
Total liabilities	1,935,407	410,284

Net Assets:
Paid-in capital	656,873,310	126,391,370
Total distributable earnings	230,607,271	9,653,810
NET ASSETS	$887,480,581	$136,045,180
Net Assets:
Class A	$382,720,135	$49,042,959
Class C	19,612,610	2,651,885
Institutional	211,502,923	63,366,417
Service	2,371,722	137,854
Investor	7,811,424	16,197,381
Class R6	7,038,629	874,639
Class R	7,034,102	629,509
Class P	249,389,036	3,144,536
Total Net Assets	$887,480,581	$136,045,180
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	19,158,800	5,339,706
Class C	964,428	288,773
Institutional	10,575,193	6,918,434
Service	119,142	15,016
Investor	396,684	1,768,510
Class R6	351,868	95,327
Class R	363,013	68,761
Class P	12,464,378	342,737
Net asset value, offering and redemption price per share:(c)
Class A	$19.98	$9.18
Class C	20.34	9.18
Institutional	20.00	9.16
Service	19.91	9.18
Investor	19.69	9.16
Class R6	20.00	9.18
Class R	19.38	9.16
Class P	20.01	9.17

(a)	Segregated for initial margin and/or collateral on transactions as follows:

Portfolio	Futures

Growth Strategy	$452,874

(b)	Segregated for initial margin and/or collateral on foreign currency contracts.
(c)	Maximum public offering price per share for Class A Shares of the Growth Strategy and Satellite Strategies Portfolios is $21.14 and $9.71, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

	Balanced Strategy Portfolio	Growth and Income Strategy Portfolio
Investment income:

Dividends from Affiliated Funds	$2,920,632	$4,157,226

Expenses:

Management fees	418,655	705,896

Distribution and Service (12b-1) fees(a)	194,694	433,824

Transfer Agency fees(a)	182,969	354,529

Registration fees	47,582	47,240

Professional fees	44,595	44,595

Printing and mailing costs	30,621	51,423

Custody, accounting and administrative services	29,987	29,956

Service fees — Class C	10,538	15,030

Trustee fees	9,785	10,042

Shareholder Administration fees — Service Shares	509	3,297

Other	8,875	15,829

Total expenses	978,810	1,711,661

Less — expense reductions	(161,701)	(183,218)

Net expenses	817,109	1,528,443

NET INVESTMENT INCOME	2,103,523	2,628,783

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Affiliated Funds	6,100,885	7,772,200

Purchased options	352,022	572,541

Futures contracts	3,340,866	4,006,556

Written options	150,941	249,262

Forward foreign currency exchange contracts	31,312	(83,081)

Foreign currency transactions	(66)	(115)

Net change in unrealized gain (loss) on:

Affiliated Funds	18,082,693	63,505,701

Purchased options	(780,156)	(1,280,930)

Futures contracts	(76,165)	(40,064)

Forward foreign currency exchange contracts	1,256,133	2,342,394

Foreign currency translation	387	(2,739)

Net realized and unrealized gain	28,458,852	77,041,725

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,562,375	$79,670,508

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
	Class A	Class C	Service Class	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Balanced Strategy Portfolio	138,247	31,613	509	24,325	83,157	6,254	74,878	81	3,840	219	7,326	7,214
Growth and Income Strategy Portfolio	371,739	45,092	3,297	13,696	223,886	8,917	74,059	527	6,237	739	4,138	36,026

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Operations (continued)

For the Six Months Ended June 30, 2021 (Unaudited)

	Growth Strategy Portfolio	Satellite Strategies Portfolio
Investment income:

Dividends from Affiliated Funds	$2,764,848	$1,674,637

Expenses:

Management fees	626,164	92,470

Distribution and Service (12b-1) fees(a)	556,140	75,200

Transfer Agency fees(a)	377,359	67,510

Printing and mailing costs	60,845	27,918

Registration fees	46,258	43,403

Professional fees	44,595	40,003

Custody, accounting and administrative services	28,190	27,611

Service fees — Class C	26,686	4,835

Trustee fees	9,922	9,513

Shareholder Administration fees — Service Shares	2,819	165

Other	7,386	14,856

Total expenses	1,786,364	403,484

Less — expense reductions	(188,140)	(156,706)

Net expenses	1,598,224	246,778

NET INVESTMENT INCOME	1,166,624	1,427,859

Realized and unrealized gain:

Net realized gain (loss) from:

Affiliated Funds	2,300,524	8,223,992

Purchased options	532,933	—

Futures contracts	5,637,731	—

Written options	217,934	—

Forward foreign currency exchange contracts	(22,610)	—

Foreign currency transactions	(149)	—

Net change in unrealized gain (loss) on:

Affiliated Funds	83,758,382	2,302,784

Purchased options	(1,205,891)	—

Futures contracts	266,103	—

Forward foreign currency exchange contracts	1,756,543	—

Foreign currency translation	(2,568)	—

Net realized and unrealized gain	93,238,932	10,526,776

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,405,556	$11,954,635

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
	Class A	Class C	Service Class	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Growth Strategy Portfolio	456,756	80,059	2,819	16,506	275,789	15,967	39,739	451	5,410	1,015	4,995	33,993
Satellite Strategies Portfolio	58,901	14,504	165	1,630	35,487	2,732	15,196	26	12,986	128	484	471

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets

	Balanced Strategy Portfolio		Growth and Income Strategy Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020
From operations:
Net investment income	$2,103,523	$10,234,390	$2,628,783	$13,638,689
Net realized gain	9,975,960	9,873,483	12,517,363	16,031,160
Net change in unrealized gain	18,482,892	32,656,676	64,524,362	67,329,095
Net increase in net assets resulting from operations	30,562,375	52,764,549	79,670,508	96,998,944

Distributions to shareholders:
From distributable earnings:
Class A Shares	(344,421)	(2,073,315)	(787,066)	(9,110,698)
Class C Shares	(1,728)	(110,788)	(3,710)	(355,597)
Institutional Shares	(1,791,785)	(8,390,148)	(1,597,330)	(12,189,122)
Service Shares	(904)	(8,087)	(5,372)	(82,395)
Investor Shares	(20,930)	(133,619)	(32,154)	(265,906)
Class R6 Shares	(7,136)	(36,509)	(21,774)	(169,572)
Class R Shares	(19,428)	(160,141)	(10,264)	(152,196)
Class P Shares	(247,143)	(922,139)	(1,063,756)	(7,826,935)
Total distributions to shareholders	(2,433,475)	(11,834,746)	(3,521,426)	(30,152,421)

From share transactions:
Proceeds from sales of shares	47,685,643	138,023,285	57,262,136	110,868,743
Reinvestment of distributions	2,396,445	11,642,690	3,446,568	29,318,345
Cost of shares redeemed	(81,942,000)	(148,350,909)	(81,313,727)	(197,903,957)
Net increase (decrease) in net assets resulting from share transactions	(31,859,912)	1,315,066	(20,605,023)	(57,716,869)
TOTAL INCREASE (DECREASE)	(3,731,012)	42,244,869	55,544,059	9,129,654

Net assets:
Beginning of period	569,016,015	526,771,146	921,111,291	911,981,637
End of period	$565,285,003	$569,016,015	$976,655,350	$921,111,291

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Growth Strategy Portfolio		Satellite Strategies Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020
From operations:

Net investment income	$1,166,624	$9,138,002	$1,427,859	$3,967,788

Net realized gain	8,666,363	10,540,709	8,223,992	12,366,745

Net change in unrealized gain (loss)	84,572,569	71,452,977	2,302,784	(17,227,251)

Net increase (decrease) in net assets resulting from operations	94,405,556	91,131,688	11,954,635	(892,718)

Distributions to shareholders:
From distributable earnings:
Class A Shares	—	(10,784,596)	(437,934)	(837,479)
Class C Shares	—	(496,344)	(9,681)	(103,991)
Institutional Shares	—	(5,137,868)	(737,149)	(2,538,186)
Service Shares	—	(62,574)	(1,137)	(3,303)
Investor Shares	—	(234,991)	(177,851)	(410,262)
Class R6 Shares	—	(227,886)	(9,280)	(54,834)
Class R Shares	—	(184,960)	(4,753)	(12,690)
Class P Shares	—	(7,003,021)	(33,058)	(77,222)
Total distributions to shareholders	—	(24,132,240)	(1,410,843)	(4,037,967)

From share transactions:

Proceeds from sales of shares	98,901,868	99,145,043	8,058,825	25,021,685

Reinvestment of distributions	—	23,183,595	1,291,572	3,663,014

Cost of shares redeemed	(81,002,056)	(136,535,679)	(59,118,654)	(180,205,714)

Net increase (decrease) in net assets resulting from share transactions	17,899,812	(14,207,041)	(49,768,257)	(151,521,015)

TOTAL INCREASE (DECREASE)	112,305,368	52,792,407	(39,224,465)	(156,451,700)

Net assets:

Beginning of period	775,175,213	722,382,806	175,269,645	331,721,345

End of period	$887,480,581	$775,175,213	$136,045,180	$175,269,645

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.64		$11.64	$10.32	$11.55	$10.82	$10.41

Net investment income(a)(b)	0.03		0.20	0.20	0.16	0.16	0.11

Net realized and unrealized gain (loss)	0.65		1.04	1.37	(0.95)	1.05	0.41

Total from investment operations	0.68		1.24	1.57	(0.79)	1.21	0.52

Distributions to shareholders from net investment income	(0.04)		(0.24)	(0.25)	(0.24)	(0.27)	(0.11)

Distributions to shareholders from net realized gains	—		—	—	(0.20)	(0.21)	—

Total distributions	(0.04)		(0.24)	(0.25)	(0.44)	(0.48)	(0.11)

Net asset value, end of period	$13.28		$12.64	$11.64	$10.32	$11.55	$10.82

Total return(c)	5.39%		10.71%	15.24%	(6.90)%	11.19%	5.04%

Net assets, end of period (in 000s)	$113,563		$110,057	$106,285	$106,235	$119,662	$129,445

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.57%	0.58%	0.59%	0.62%	0.59%

Ratio of total expenses to average net assets(d)	0.61	%(e)	0.64%	0.67%	0.63%	0.68%	0.67%

Ratio of net investment income to average net assets(b)	0.49	%(e)	1.71%	1.76%	1.46%	1.40%	1.01%

Portfolio turnover rate(f)	2%		19%	55%	45%	81%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.67		$11.66	$10.34	$11.55	$10.82	$10.41

Net investment income (loss)(a)(b)	(0.02)		0.10	0.10	0.05	0.07	0.03

Net realized and unrealized gain (loss)	0.65		1.06	1.38	(0.92)	1.05	0.42

Total from investment operations	0.63		1.16	1.48	(0.87)	1.12	0.45

Distributions to shareholders from net investment income	—	(c)	(0.15)	(0.16)	(0.14)	(0.18)	(0.04)

Distributions to shareholders from net realized gains	—		—	—	(0.20)	(0.21)	—

Total distributions	—		(0.15)	(0.16)	(0.34)	(0.39)	(0.04)

Net asset value, end of period	$13.30		$12.67	$11.66	$10.34	$11.55	$10.82

Total return(d)	4.99%		9.90%	14.30%	(7.58)%	10.30%	4.24%

Net assets, end of period (in 000s)	$7,364		$9,575	$10,978	$12,807	$34,542	$47,217

Ratio of net expenses to average net assets(e)	1.30	%(f)	1.32%	1.33%	1.33%	1.37%	1.34%

Ratio of total expenses to average net assets(e)	1.36	%(f)	1.39%	1.42%	1.38%	1.42%	1.42%

Ratio of net investment income (loss) to average net assets(b)	(0.27	)%(f)	0.86%	0.93%	0.43%	0.58%	0.27%

Portfolio turnover rate(g)	2%		19%	55%	45%	81%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.63		$11.64	$10.32	$11.55	$10.82	$10.42

Net investment income(a)(b)	0.05		0.25	0.25	0.20	0.21	0.16

Net realized and unrealized gain (loss)	0.66		1.02	1.36	(0.95)	1.04	0.40

Total from investment operations	0.71		1.27	1.61	(0.75)	1.25	0.56

Distributions to shareholders from net investment income	(0.06)		(0.28)	(0.29)	(0.28)	(0.31)	(0.16)

Distributions to shareholders from net realized gains	—		—	—	(0.20)	(0.21)	—

Total distributions	(0.06)		(0.28)	(0.29)	(0.48)	(0.52)	(0.16)

Net asset value, end of period	$13.28		$12.63	$11.64	$10.32	$11.55	$10.82

Total return(c)	5.65%		11.05%	15.68%	(6.53)%	11.63%	5.36%

Net assets, end of period (in 000s)	$373,350		$388,941	$351,189	$292,183	$353,778	$285,795

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.20%	0.20%	0.22%	0.19%

Ratio of total expenses to average net assets(d)	0.25	%(e)	0.26%	0.28%	0.24%	0.28%	0.27%

Ratio of net investment income to average net assets(b)	0.85	%(e)	2.12%	2.19%	1.76%	1.85%	1.46%

Portfolio turnover rate(f)	2%		19%	55%	45%	81%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.79		$11.78	$10.45	$11.68	$10.94	$10.45

Net investment income(a)(b)	0.02		0.16	0.17	0.15	0.15	0.10

Net realized and unrealized gain (loss)	0.67		1.07	1.39	(0.95)	1.06	0.49

Total from investment operations	0.69		1.23	1.56	(0.80)	1.21	0.59

Distributions to shareholders from net investment income	(0.03)		(0.22)	(0.23)	(0.23)	(0.26)	(0.10)

Distributions to shareholders from net realized gains	—		—	—	(0.20)	(0.21)	—

Total distributions	(0.03)		(0.22)	(0.23)	(0.43)	(0.47)	(0.10)

Net asset value, end of period	$13.45		$12.79	$11.78	$10.45	$11.68	$10.94

Total return(c)	5.40%		10.52%	14.99%	(6.93)%	11.04%	5.67%

Net assets, end of period (in 000s)	$404		$421	$532	$667	$833	$831

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.69%	0.70%	0.70%	0.72%	0.69%

Ratio of total expenses to average net assets(d)	0.75	%(e)	0.77%	0.78%	0.74%	0.78%	0.77%

Ratio of net investment income to average net assets(b)	0.35	%(e)	1.38%	1.47%	1.31%	1.31%	0.93%

Portfolio turnover rate(f)	2%		19%	55%	45%	81%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Investor Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.58		$11.59	$10.28	$11.50	$10.78	$10.37

Net investment income(a)(b)	0.05		0.33	0.23	0.18	0.18	0.14

Net realized and unrealized gain (loss)	0.64		0.93	1.36	(0.93)	1.05	0.41

Total from investment operations	0.69		1.26	1.59	(0.75)	1.23	0.55

Distributions to shareholders from net investment income	(0.05)		(0.27)	(0.28)	(0.27)	(0.30)	(0.14)

Distributions to shareholders from net realized gains	—		—	—	(0.20)	(0.21)	—

Total distributions	(0.05)		(0.27)	(0.28)	(0.47)	(0.51)	(0.14)

Net asset value, end of period	$13.22		$12.58	$11.59	$10.28	$11.50	$10.78

Total return(c)	5.54%		10.97%	15.49%	(6.61)%	11.41%	5.33%

Net assets, end of period (in 000s)	$5,338		$7,594	$3,663	$2,937	$3,976	$4,810

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.32%	0.33%	0.34%	0.37%	0.34%

Ratio of total expenses to average net assets(d)	0.36	%(e)	0.39%	0.42%	0.38%	0.42%	0.42%

Ratio of net investment income(b)	0.73	%(e)	2.78%	2.07%	1.64%	1.60%	1.30%

Portfolio turnover rate(f)	2%		19%	55%	45%	81%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.63		$11.64	$10.32	$11.55	$10.83	$10.42

Net investment income(a)(b)	0.06		0.23	0.23	0.35	0.54	0.15

Net realized and unrealized gain (loss)	0.65		1.05	1.38	(1.09)	0.71	0.42

Total from investment operations	0.71		1.28	1.61	(0.74)	1.25	0.57

Distributions to shareholders from net investment income	(0.06)		(0.29)	(0.29)	(0.29)	(0.32)	(0.16)

Distributions to shareholders from net realized gains	—		—	—	(0.20)	(0.21)	—

Total distributions	(0.06)		(0.29)	(0.29)	(0.49)	(0.53)	(0.16)

Net asset value, end of period	$13.28		$12.63	$11.64	$10.32	$11.55	$10.83

Total return(c)	5.66%		11.06%	15.70%	(6.52)%	11.54%	5.46%

Net assets, end of period (in 000s)	$1,498		$1,449	$1,766	$2,308	$551	$10

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.19%	0.19%	0.31%	0.19%

Ratio of total expenses to average net assets(d)	0.24	%(e)	0.26%	0.27%	0.24%	0.39%	0.27%

Ratio of net investment income(b)	0.86	%(e)	1.89%	2.04%	3.10%	4.64%	1.45%

Portfolio turnover rate(f)	2%		19%	55%	45%	81%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class R Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.58		$11.59	$10.28	$11.50	$10.79	$10.36

Net investment income(a)(b)	0.02		0.16	0.18	0.14	0.15	0.09

Net realized and unrealized gain (loss)	0.65		1.04	1.35	(0.95)	1.02	0.43

Total from investment operations	0.67		1.20	1.53	(0.81)	1.17	0.52

Distributions to shareholders from net investment income	(0.03)		(0.21)	(0.22)	(0.21)	(0.25)	(0.09)

Distributions to shareholders from net realized gains	—		—	—	(0.20)	(0.21)	—

Total distributions	(0.03)		(0.21)	(0.22)	(0.41)	(0.46)	(0.09)

Net asset value, end of period	$13.22		$12.58	$11.59	$10.28	$11.50	$10.79

Total return(c)	5.30%		10.39%	14.94%	(7.07)%	10.81%	5.02%

Net assets, end of period (in 000s)	$10,304		$9,435	$10,241	$8,443	$8,629	$6,110

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.82%	0.83%	0.84%	0.87%	0.84%

Ratio of total expenses to average net assets(d)	0.86	%(e)	0.90%	0.92%	0.88%	0.93%	0.92%

Ratio of net investment income to average net assets(b)	0.25	%(e)	1.40%	1.61%	1.23%	1.30%	0.85%

Portfolio turnover rate(f)	2%		19%	55%	45%	81%	76%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Balanced Strategy Portfolio
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$12.64		$11.64	$10.32	$11.54

Net investment income(b)(c)	0.06		0.25	0.24	0.20

Net realized and unrealized gain (loss)	0.64		1.04	1.37	(0.96)

Total from investment operations	0.70		1.29	1.61	(0.76)

Distributions to shareholders from net investment income	(0.06)		(0.29)	(0.29)	(0.26)

Distributions to shareholders from net realized gains	—		—	—	(0.20)

Total distributions	(0.06)		(0.29)	(0.29)	(0.46)

Net asset value, end of period	$13.28		$12.64	$11.64	$10.32

Total return(d)	5.57%		11.15%	15.69%	(6.67)%

Net assets, end of period (in 000s)	$53,464		$41,545	$42,118	$43,098

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.18%	0.19%	0.19	%(f)

Ratio of total expenses to average net assets(e)	0.24	%(f)	0.25%	0.27%	0.24	%(f)

Ratio of net investment income to average net assets(c)	0.88	%(f)	2.10%	2.17%	2.48	%(f)

Portfolio turnover rate(g)	2%		19%	55%	45%

(a)	Class P Shares commenced operations April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.51		$14.26	$12.26	$13.81	$12.17	$11.62

Net investment income(a)(b)	0.03		0.20	0.22	0.18	0.18	0.11

Net realized and unrealized gain (loss)	1.31		1.54	2.06	(1.41)	1.79	0.56

Total from investment operations	1.34		1.74	2.28	(1.23)	1.97	0.67

Distributions to shareholders from net investment income	(0.04)		(0.23)	(0.28)	(0.32)	(0.33)	(0.12)

Distributions to shareholders from net realized gains	—		(0.26)	—	—	—	—

Total distributions	(0.04)		(0.49)	(0.28)	(0.32)	(0.33)	(0.12)

Net asset value, end of period	$16.81		$15.51	$14.26	$12.26	$13.81	$12.17

Total return(c)	8.61%		12.29%	18.60%	(8.94)%	16.19%	5.75%

Net assets, end of period (in 000s)	$307,765		$293,868	$286,721	$272,658	$302,116	$302,858

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.57%	0.58%	0.59%	0.59%	0.59%

Ratio of total expenses to average net assets(d)	0.59	%(e)	0.62%	0.64%	0.61%	0.63%	0.64%

Ratio of net investment income to average net assets(b)	0.33	%(e)	1.38%	1.65%	1.29%	1.35%	0.95%

Portfolio turnover rate(f)	2%		13%	61%	32%	81%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.12		$13.92	$11.98	$13.49	$11.90	$11.42

Net investment income (loss)(a)(b)	(0.04)		0.06	0.09	0.01	0.06	0.02

Net realized and unrealized gain (loss)	1.29		1.53	2.04	(1.31)	1.76	0.54

Total from investment operations	1.25		1.59	2.13	(1.30)	1.82	0.56

Distributions to shareholders from net investment income	(0.01)		(0.13)	(0.19)	(0.21)	(0.23)	(0.08)

Distributions to shareholders from net realized gains	—		(0.26)	—	—	—	—

Total distributions	(0.01)		(0.39)	(0.19)	(0.21)	(0.23)	(0.08)

Net asset value, end of period	$16.36		$15.12	$13.92	$11.98	$13.49	$11.90

Total return(c)	8.24%		11.44%	17.78%	(9.62)%	15.31%	4.86%

Net assets, end of period (in 000s)	$10,857		$13,454	$19,069	$27,099	$94,118	$121,778

Ratio of net expenses to average net assets(d)	1.30	%(e)	1.32%	1.33%	1.34%	1.34%	1.34%

Ratio of total expenses to average net assets(d)	1.34	%(e)	1.37%	1.39%	1.36%	1.38%	1.39%

Ratio of net investment income (loss) to average net assets(b)	(0.45	)%(e)	0.45%	0.66%	0.11%	0.50%	0.18%

Portfolio turnover rate(f)	2%		13%	61%	32%	81%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.56		$14.31	$12.29	$13.85	$12.21	$11.66

Net investment income(a)(b)	0.06		0.25	0.27	0.20	0.24	0.17

Net realized and unrealized gain (loss)	1.31		1.54	2.08	(1.39)	1.78	0.55

Total from investment operations	1.37		1.79	2.35	(1.19)	2.02	0.72

Distributions to shareholders from net investment income	(0.07)		(0.28)	(0.33)	(0.37)	(0.38)	(0.17)

Distributions to shareholders from net realized gains	—		(0.26)	—	—	—	—

Total distributions	(0.07)		(0.54)	(0.33)	(0.37)	(0.38)	(0.17)

Net asset value, end of period	$16.86		$15.56	$14.31	$12.29	$13.85	$12.21

Total return(c)	8.83%		12.68%	19.17%	(8.63)%	16.60%	6.15%

Net assets, end of period (in 000s)	$383,005		$364,206	$371,610	$360,006	$574,136	$455,273

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.20%	0.20%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.24%	0.25%	0.22%	0.23%	0.24%

Ratio of net investment income to average net assets(b)	0.69	%(e)	1.77%	2.01%	1.48%	1.80%	1.42%

Portfolio turnover rate(f)	2%		13%	61%	32%	81%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.48		$14.23	$12.23	$13.77	$12.14	$11.60

Net investment income(a)(b)	0.02		0.16	0.21	0.15	0.17	0.11

Net realized and unrealized gain (loss)	1.30		1.56	2.05	(1.38)	1.77	0.54

Total from investment operations	1.32		1.72	2.26	(1.23)	1.94	0.65

Distributions to shareholders from net investment income	(0.03)		(0.21)	(0.26)	(0.31)	(0.31)	(0.11)

Distributions to shareholders from net realized gains	—		(0.26)	—	—	—	—

Total distributions	(0.03)		(0.47)	(0.26)	(0.31)	(0.31)	(0.11)

Net asset value, end of period	$16.77		$15.48	$14.23	$12.23	$13.77	$12.14

Total return(c)	8.49%		12.18%	18.51%	(9.00)%	16.03%	5.58%

Net assets, end of period (in 000s)	$2,738		$2,669	$2,920	$2,780	$3,414	$3,253

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.69%	0.70%	0.70%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.73	%(e)	0.74%	0.75%	0.72%	0.73%	0.74%

Ratio of net investment income to average net assets(b)	0.19	%(e)	1.17%	1.53%	1.13%	1.27%	0.90%

Portfolio turnover rate(f)	2%		13%	61%	32%	81%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Investor Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.44		$14.19	$12.20	$13.74	$12.12	$11.57

Net investment income(a)(b)	0.05		0.23	0.26	0.20	0.23	0.16

Net realized and unrealized gain (loss)	1.29		1.54	2.04	(1.38)	1.75	0.54

Total from investment operations	1.34		1.77	2.30	(1.18)	1.98	0.70

Distributions to shareholders from net investment income	(0.06)		(0.26)	(0.31)	(0.36)	(0.36)	(0.15)

Distributions to shareholders from net realized gains	—		(0.26)	—	—	—	—

Total distributions	(0.06)		(0.52)	(0.31)	(0.36)	(0.36)	(0.15)

Net asset value, end of period	$16.72		$15.44	$14.19	$12.20	$13.74	$12.12

Total return(c)	8.71%		12.64%	18.91%	(8.68)%	16.39%	6.04%

Net assets, end of period (in 000s)	$8,985		$7,997	$7,670	$7,366	$7,241	$4,769

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.32%	0.33%	0.34%	0.34%	0.34%

Ratio of total expenses to average net assets(d)	0.34	%(e)	0.37%	0.39%	0.36%	0.38%	0.39%

Ratio of net investment income(b)	0.59	%(e)	1.64%	1.92%	1.48%	1.72%	1.37%

Portfolio turnover rate(f)	2%		13%	61%	32%	81%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.55		$14.30	$12.29	$13.85	$12.20	$11.66

Net investment income(a)(b)	0.06		0.22	0.26	0.36	0.30	0.17

Net realized and unrealized gain (loss)	1.31		1.57	2.08	(1.54)	1.73	0.54

Total from investment operations	1.37		1.79	2.34	(1.18)	2.03	0.71

Distributions to shareholders from net investment income	(0.07)		(0.28)	(0.33)	(0.38)	(0.38)	(0.17)

Distributions to shareholders from net realized gains	—		(0.26)	—	—	—	—

Total distributions	(0.07)		(0.54)	(0.33)	(0.38)	(0.38)	(0.17)

Net asset value, end of period	$16.85		$15.55	$14.30	$12.29	$13.85	$12.20

Total return(c)	8.84%		12.70%	19.10%	(8.61)%	16.71%	6.07%

Net assets, end of period (in 000s)	$5,073		$4,694	$6,300	$6,331	$84	$10

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.19%	0.19%	0.18%	0.19%

Ratio of total expenses to average net assets(d)	0.22	%(e)	0.23%	0.24%	0.22%	0.22%	0.23%

Ratio of net investment income(b)	0.70	%(e)	1.59%	1.92%	2.67%	2.21%	1.43%

Portfolio turnover rate(f)	2%		13%	61%	32%	81%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class R Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$15.39		$14.15	$12.17	$13.70	$12.09	$11.56

Net investment income(a)(b)	0.01		0.16	0.20	0.13	0.18	0.09

Net realized and unrealized gain (loss)	1.29		1.53	2.02	(1.37)	1.73	0.54

Total from investment operations	1.30		1.69	2.22	(1.24)	1.91	0.63

Distributions to shareholders from net investment income	(0.03)		(0.19)	(0.24)	(0.29)	(0.30)	(0.10)

Distributions to shareholders from net realized gains	—		(0.26)	—	—	—	—

Total distributions	(0.03)		(0.45)	(0.24)	(0.29)	(0.30)	(0.10)

Net asset value, end of period	$16.66		$15.39	$14.15	$12.17	$13.70	$12.09

Total return(c)	8.46%		12.05%	18.30%	(9.10)%	15.83%	5.40%

Net assets, end of period (in 000s)	$5,791		$5,270	$4,991	$4,251	$5,441	$2,659

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.82%	0.83%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets(d)	0.84	%(e)	0.87%	0.89%	0.86%	0.88%	0.89%

Ratio of net investment income to average net assets(b)	0.08	%(e)	1.15%	1.46%	1.00%	1.35%	0.75%

Portfolio turnover rate(f)	2%		13%	61%	32%	81%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth and Income Strategy Portfolio
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$15.55		$14.30	$12.29	$13.91

Net investment income(b)(c)	0.06		0.26	0.29	0.23

Net realized and unrealized gain (loss)	1.31		1.53	2.05	(1.52)

Total from investment operations	1.37		1.79	2.34	(1.29)

Distributions to shareholders from net investment income	(0.07)		(0.28)	(0.33)	(0.33)

Distributions to shareholders from net realized gains	—		(0.26)	—	—

Total distributions	(0.07)		(0.54)	(0.33)	(0.33)

Net asset value, end of period	$16.85		$15.55	$14.30	$12.29

Total return(d)	8.84%		12.70%	19.10%	(9.29)%

Net assets, end of period (in 000s)	$252,440		$228,953	$212,702	$185,028

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.18%	0.19%	0.19	%(f)

Ratio of total expenses to average net assets(e)	0.22	%(f)	0.23%	0.24%	0.22	%(f)

Ratio of net investment income to average net assets(c)	0.70	%(f)	1.80%	2.12%	2.48	%(f)

Portfolio turnover rate(g)	2%		13%	61%	32%

(a)	Class P Shares commenced operations April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$17.88		$16.18	$13.73	$15.83	$13.39	$12.70

Net investment income(a)(b)	0.01		0.19	0.25	0.19	0.15	0.11

Net realized and unrealized gain (loss)	2.09		2.07	2.80	(1.93)	2.67	0.70

Total from investment operations	2.10		2.26	3.05	(1.74)	2.82	0.81

Distributions to shareholders from net investment income	—		(0.21)	(0.32)	(0.36)	(0.38)	(0.12)

Distributions to shareholders from net realized gains	—		(0.35)	(0.28)	—	—	—

Total distributions	—		(0.56)	(0.60)	(0.36)	(0.38)	(0.12)

Net asset value, end of period	$19.98		$17.88	$16.18	$13.73	$15.83	$13.39

Total return(c)	11.69%		13.96%	22.24%	(10.98)%	21.02%	6.38%

Net assets, end of period (in 000s)	$382,720		$353,363	$338,384	$308,475	$316,078	$301,331

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.57%	0.58%	0.59%	0.59%	0.59%

Ratio of total expenses to average net assets(d)	0.60	%(e)	0.64%	0.65%	0.62%	0.63%	0.65%

Ratio of net investment income to average net assets(b)	0.11	%(e)	1.18%	1.61%	1.19%	1.00%	0.83%

Portfolio turnover rate(f)	2%		8%	69%	29%	85%	59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$18.27		$16.51	$13.98	$15.81	$13.37	$12.68

Net investment income (loss)(a)(b)	(0.07)		0.05	0.10	(0.03)	0.03	0.01

Net realized and unrealized gain (loss)	2.14		2.11	2.87	(1.80)	2.66	0.70

Total from investment operations	2.07		2.16	2.97	(1.83)	2.69	0.71

Distributions to shareholders from net investment income	—		(0.05)	(0.16)	—	(0.25)	(0.02)

Distributions to shareholders from net realized gains	—		(0.35)	(0.28)	—	—	—

Total distributions	—		(0.40)	(0.44)	—	(0.25)	(0.02)

Net asset value, end of period	$20.34		$18.27	$16.51	$13.98	$15.81	$13.37

Total return(c)	11.28%		13.10%	21.31%	(11.58)%	20.08%	5.57%

Net assets, end of period (in 000s)	$19,613		$22,590	$29,424	$36,201	$126,894	$144,292

Ratio of net expenses to average net assets(d)	1.30	%(e)	1.32%	1.33%	1.34%	1.34%	1.34%

Ratio of total expenses to average net assets(d)	1.35	%(e)	1.39%	1.40%	1.37%	1.38%	1.40%

Ratio of net investment income (loss) to average net assets(b)	(0.68	)%(e)	0.28%	0.64%	(0.20)%	0.18%	0.08%

Portfolio turnover rate(f)	2%		8%	69%	29%	85%	59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$17.86		$16.17	$13.72	$15.81	$13.37	$12.69

Net investment income(a)(b)	0.04		0.25	0.24	0.19	0.22	0.17

Net realized and unrealized gain (loss)	2.10		2.06	2.87	(1.87)	2.66	0.69

Total from investment operations	2.14		2.31	3.11	(1.68)	2.88	0.86

Distributions to shareholders from net investment income	—		(0.27)	(0.38)	(0.41)	(0.44)	(0.18)

Distributions to shareholders from net realized gains	—		(0.35)	(0.28)	—	—	—

Total distributions	—		(0.62)	(0.66)	(0.41)	(0.44)	(0.18)

Net asset value, end of period	$20.00		$17.86	$16.17	$13.72	$15.81	$13.37

Total return(c)	11.98%		14.29%	22.77%	(10.65)%	21.53%	6.76%

Net assets, end of period (in 000s)	$211,503		$169,166	$147,389	$247,863	$455,902	$335,237

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.20%	0.20%	0.20%	0.19%

Ratio of total expenses to average net assets(d)	0.24	%(e)	0.26%	0.26%	0.23%	0.24%	0.25%

Ratio of net investment income to average net assets(b)	0.47	%(e)	1.58%	1.59%	1.22%	1.46%	1.33%

Portfolio turnover rate(f)	2%		8%	69%	29%	85%	59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$17.83		$16.13	$13.69	$15.77	$13.35	$12.67

Net investment income (loss)(a)(b)	—	(c)	0.15	0.22	0.15	0.15	0.10

Net realized and unrealized gain (loss)	2.08		2.08	2.80	(1.90)	2.64	0.69

Total from investment operations	2.08		2.23	3.02	(1.75)	2.79	0.79

Distributions to shareholders from net investment income	—		(0.18)	(0.30)	(0.33)	(0.37)	(0.11)

Distributions to shareholders from net realized gains	—		(0.35)	(0.28)	—	—	—

Total distributions	—		(0.53)	(0.58)	(0.33)	(0.37)	(0.11)

Net asset value, end of period	$19.91		$17.83	$16.13	$13.69	$15.77	$13.35

Total return(d)	11.61%		13.81%	22.10%	(11.06)%	20.88%	6.26%

Net assets, end of period (in 000s)	$2,372		$2,120	$2,266	$2,252	$2,888	$2,237

Ratio of net expenses to average net assets(e)	0.69	%(f)	0.69%	0.70%	0.70%	0.70%	0.69%

Ratio of total expenses to average net assets(e)	0.74	%(f)	0.76%	0.77%	0.73%	0.74%	0.75%

Ratio of net investment income (loss) to average net assets(b)	(0.03	)%(f)	0.94%	1.47%	0.96%	1.00%	0.81%

Portfolio turnover rate(g)	2%		8%	69%	29%	85%	59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Investor Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$17.60		$15.93	$13.53	$15.59	$13.20	$12.52

Net investment income(a)(b)	0.03		0.22	0.28	0.18	0.23	0.15

Net realized and unrealized gain (loss)	2.06		2.05	2.76	(1.86)	2.58	0.69

Total from investment operations	2.09		2.27	3.04	(1.68)	2.81	0.84

Distributions to shareholders from net investment income	—		(0.25)	(0.36)	(0.38)	(0.42)	(0.16)

Distributions to shareholders from net realized gains	—		(0.35)	(0.28)	—	—	—

Total distributions	—		(0.60)	(0.64)	(0.38)	(0.42)	(0.16)

Net asset value, end of period	$19.69		$17.60	$15.93	$13.53	$15.59	$13.20

Total return(c)	11.88%		14.24%	22.50%	(10.74)%	21.30%	6.70%

Net assets, end of period (in 000s)	$7,811		$7,004	$7,204	$6,477	$8,008	$4,352

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.32%	0.33%	0.33%	0.34%	0.34%

Ratio of total expenses to average net assets(d)	0.35	%(e)	0.39%	0.40%	0.37%	0.39%	0.40%

Ratio of net investment income(b)	0.36	%(e)	1.38%	1.85%	1.14%	1.54%	1.18%

Portfolio turnover rate(f)	2%		8%	69%	29%	85%	59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$17.87		$16.17	$13.72	$15.81	$13.37	$12.68

Net investment income(a)(b)	0.04		0.21	0.31	0.39	0.17	0.17

Net realized and unrealized gain (loss)	2.09		2.11	2.80	(2.06)	2.71	0.70

Total from investment operations	2.13		2.32	3.11	(1.67)	2.88	0.87

Distributions to shareholders from net investment income	—		(0.27)	(0.38)	(0.42)	(0.44)	(0.18)

Distributions to shareholders from net realized gains	—		(0.35)	(0.28)	—	—	—

Total distributions	—		(0.62)	(0.66)	(0.42)	(0.44)	(0.18)

Net asset value, end of period	$20.00		$17.87	$16.17	$13.72	$15.81	$13.37

Total return(c)	11.92%		14.35%	22.72%	(10.55)%	21.51%	6.76%

Net assets, end of period (in 000s)	$7,039		$6,792	$7,554	$6,603	$964	$10

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.19%	0.19%	0.18%	0.19%

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.25%	0.26%	0.22%	0.23%	0.25%

Ratio of net investment income(b)	0.47	%(e)	1.31%	2.00%	2.54%	1.12%	1.33%

Portfolio turnover rate(f)	2%		8%	69%	29%	85%	59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class R Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$17.36		$15.74	$13.37	$15.42	$13.08	$12.41

Net investment income (loss)(a)(b)	(0.01)		0.15	0.20	0.14	0.16	0.08

Net realized and unrealized gain (loss)	2.03		1.99	2.73	(1.87)	2.54	0.69

Total from investment operations	2.02		2.14	2.93	(1.73)	2.70	0.77

Distributions to shareholders from net investment income	—		(0.17)	(0.28)	(0.32)	(0.36)	(0.10)

Distributions to shareholders from net realized gains	—		(0.35)	(0.28)	—	—	—

Total distributions	—		(0.52)	(0.56)	(0.32)	(0.36)	(0.10)

Net asset value, end of period	$19.38		$17.36	$15.74	$13.37	$15.42	$13.08

Total return(c)	11.58%		13.61%	21.98%	(11.18)%	20.67%	6.16%

Net assets, end of period (in 000s)	$7,034		$6,353	$6,400	$5,475	$6,334	$2,548

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.82%	0.83%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets(d)	0.85	%(e)	0.89%	0.90%	0.87%	0.89%	0.90%

Ratio of net investment income (loss) to average net assets(b)	(0.14	)%(e)	0.94%	1.36%	0.90%	1.06%	0.65%

Portfolio turnover rate(f)	2%		8%	69%	29%	85%	59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Strategy Portfolio
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$17.87		$16.17	$13.72	$15.96

Net investment income(b)(c)	0.05		0.26	0.32	0.28

Net realized and unrealized gain (loss)	2.09		2.06	2.79	(2.10)

Total from investment operations	2.14		2.32	3.11	(1.82)

Distributions to shareholders from net investment income	—		(0.27)	(0.38)	(0.42)

Distributions to shareholders from net realized gains	—		(0.35)	(0.28)	—

Total distributions	—		(0.62)	(0.66)	(0.42)

Net asset value, end of period	$20.01		$17.87	$16.17	$13.72

Total return(d)	11.92%		14.36%	22.72%	(11.39)%

Net assets, end of period (in 000s)	$249,389		$207,786	$183,763	$148,866

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.18%	0.19%	0.19	%(f)

Ratio of total expenses to average net assets(e)	0.23	%(f)	0.25%	0.26%	0.22	%(f)

Ratio of net investment income to average net assets(c)	0.49	%(f)	1.62%	2.08%	2.56	%(f)

Portfolio turnover rate(g)	2%		8%	69%	29%

(a)	Class P Shares commenced operations April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.56		$8.45	$7.38	$8.45	$7.64	$7.45

Net investment income(a)(b)	0.08		0.15	0.27	0.19	0.20	0.20

Net realized and unrealized gain (loss)	0.62		0.11	1.08	(1.06)	0.88	0.24

Total from investment operations	0.70		0.26	1.35	(0.87)	1.08	0.44

Distributions to shareholders from net investment income	(0.08)		(0.15)	(0.28)	(0.20)	(0.27)	(0.25)

Distributions to shareholders from return of capital	—		—	—	—	—	0.00 (c)

Total distributions	(0.08)		(0.15)	(0.28)	(0.20)	(0.27)	(0.25)

Net asset value, end of period	$9.18		$8.56	$8.45	$7.38	$8.45	$7.64

Total return(d)	8.11%		3.40%	18.38%	(10.39)%	14.28%	5.92%

Net assets, end of period (in 000s)	$49,043		$46,265	$46,921	$39,384	$53,090	$84,529

Ratio of net expenses to average net assets(e)	0.53	%(f)	0.55%	0.56%	0.56%	0.57%	0.57%

Ratio of total expenses to average net assets(e)	0.75	%(f)	0.75%	0.66%	0.61%	0.61%	0.61%

Ratio of net investment income to average net assets(b)	1.83	%(f)	1.90%	3.30%	2.35%	2.42%	2.62%

Portfolio turnover rate(g)	27%		5%	6%	17%	57%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.54		$8.42	$7.34	$8.40	$7.60	$7.41

Net investment income(a)(b)	0.03		0.07	0.16	0.12	0.14	0.15

Net realized and unrealized gain (loss)	0.64		0.13	1.12	(1.04)	0.87	0.23

Total from investment operations	0.67		0.20	1.28	(0.92)	1.01	0.38

Distributions to shareholders from net investment income	(0.03)		(0.08)	(0.20)	(0.14)	(0.21)	(0.19)

Distributions to shareholders from return of capital	—		—	—	—	—	0.00 (c)

Total distributions	(0.03)		(0.08)	(0.20)	(0.14)	(0.21)	(0.19)

Net asset value, end of period	$9.18		$8.54	$8.42	$7.34	$8.40	$7.60

Total return(d)	7.76%		2.59%	17.55%	(11.07)%	13.37%	5.17%

Net assets, end of period (in 000s)	$2,652		$5,772	$16,235	$28,041	$44,710	$53,575

Ratio of net expenses to average net assets(e)	1.27	%(f)	1.30%	1.31%	1.31%	1.32%	1.32%

Ratio of total expenses to average net assets(e)	1.48	%(f)	1.49%	1.40%	1.36%	1.36%	1.36%

Ratio of net investment income to average net assets(b)	0.78	%(f)	0.95%	2.01%	1.53%	1.78%	1.94%

Portfolio turnover rate(g)	27%		5%	6%	17%	57%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.54		$8.43	$7.36	$8.43	$7.62	$7.43

Net investment income(a)(b)	0.09		0.17	0.27	0.21	0.24	0.23

Net realized and unrealized gain (loss)	0.63		0.12	1.11	(1.05)	0.88	0.24

Total from investment operations	0.72		0.29	1.38	(0.84)	1.12	0.47

Distributions to shareholders from net investment income	(0.10)		(0.18)	(0.31)	(0.23)	(0.31)	(0.28)

Distributions to shareholders from return of capital	—		—	—	—	—	0.00 (c)

Total distributions	(0.10)		(0.18)	(0.31)	(0.23)	(0.31)	(0.28)

Net asset value, end of period	$9.16		$8.54	$8.43	$7.36	$8.43	$7.62

Total return(d)	8.19%		3.81%	18.86%	(10.06)%	14.80%	6.38%

Net assets, end of period (in 000s)	$63,366		$99,006	$194,783	$260,987	$488,118	$509,681

Ratio of net expenses to average net assets(e)	0.17	%(f)	0.17%	0.18%	0.17%	0.17%	0.17%

Ratio of total expenses to average net assets(e)	0.38	%(f)	0.36%	0.27%	0.22%	0.22%	0.21%

Ratio of net investment income to average net assets(b)	1.99	%(f)	2.19%	3.38%	2.62%	2.96%	3.08%

Portfolio turnover rate(g)	27%		5%	6%	17%	57%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.56		$8.44	$7.37	$8.43	$7.63	$7.43

Net investment income(a)(b)	0.07		0.13	0.25	0.18	0.20	0.18

Net realized and unrealized gain (loss)	0.63		0.13	1.09	(1.05)	0.86	0.26

Total from investment operations	0.70		0.26	1.34	(0.87)	1.06	0.44

Distributions to shareholders from net investment income	(0.08)		(0.14)	(0.27)	(0.19)	(0.26)	(0.24)

Distributions to shareholders from return of capital	—		—	—	—	—	0.00 (c)

Total distributions	(0.08)		(0.14)	(0.27)	(0.19)	(0.26)	(0.24)

Net asset value, end of period	$9.18		$8.56	$8.44	$7.37	$8.43	$7.63

Total return(d)	7.92%		3.32%	18.25%	(10.41)%	14.06%	5.92%

Net assets, end of period (in 000s)	$138		$128	$258	$243	$350	$408

Ratio of net expenses to average net assets(e)	0.67	%(f)	0.67%	0.68%	0.67%	0.67%	0.67%

Ratio of total expenses to average net assets(e)	0.88	%(f)	0.86%	0.78%	0.72%	0.72%	0.71%

Ratio of net investment income to average net assets(b)	1.70	%(f)	1.62%	3.13%	2.20%	2.41%	2.40%

Portfolio turnover rate(g)	27%		5%	6%	17%	57%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Investor Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.53		$8.43	$7.36	$8.43	$7.62	$7.43

Net investment income(a)(b)	0.09		0.16	0.27	0.20	0.22	0.23

Net realized and unrealized gain (loss)	0.63		0.11	1.10	(1.05)	0.88	0.23

Total from investment operations	0.72		0.27	1.37	(0.85)	1.10	0.46

Distributions to shareholders from net investment income	(0.09)		(0.17)	(0.30)	(0.22)	(0.29)	(0.27)

Distributions to shareholders from return of capital	—		—	—	—	—	0.00 (c)

Total distributions	(0.09)		(0.17)	(0.30)	(0.22)	(0.29)	(0.27)

Net asset value, end of period	$9.16		$8.53	$8.43	$7.36	$8.43	$7.62

Total return(d)	8.26%		3.55%	18.71%	(10.19)%	14.62%	6.22%

Net assets, end of period (in 000s)	$16,197		$18,816	$22,706	$27,782	$46,011	$58,740

Ratio of net expenses to average net assets(e)	0.28	%(f)	0.30%	0.32%	0.31%	0.32%	0.32%

Ratio of total expenses to average net assets(e)	0.49	%(f)	0.50%	0.41%	0.36%	0.36%	0.36%

Ratio of net investment income(b)	1.99	%(f)	2.12%	3.39%	2.53%	2.74%	3.02%

Portfolio turnover rate(g)	27%		5%	6%	17%	57%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.55		$8.44	$7.36	$8.43	$7.63	$7.44

Net investment income(a)(b)	0.10		0.14	0.29	0.23	0.25	0.63

Net realized and unrealized gain (loss)	0.63		0.15	1.10	(1.07)	0.86	(0.15)

Total from investment operations	0.73		0.29	1.39	(0.84)	1.11	0.48

Distributions to shareholders from net investment income	(0.10)		(0.18)	(0.31)	(0.23)	(0.31)	(0.28)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.01)

Total distributions	(0.10)		(0.18)	(0.31)	(0.23)	(0.31)	(0.29)

Net asset value, end of period	$9.18		$8.55	$8.44	$7.36	$8.43	$7.63

Total return(c)	8.30%		3.79%	19.02%	(10.04)%	14.66%	6.40%

Net assets, end of period (in 000s)	$875		$815	$45,956	$44,046	$40,326	$33,805

Ratio of net expenses to average net assets(d)	0.16	%(e)	0.16%	0.17%	0.16%	0.16%	0.15%

Ratio of total expenses to average net assets(d)	0.37	%(e)	0.33%	0.26%	0.22%	0.20%	0.17%

Ratio of net investment income(b)	2.19	%(e)	1.79%	3.59%	2.88%	3.09%	8.15%

Portfolio turnover rate(f)	27%		5%	6%	17%	57%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class R Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$8.53		$8.42	$7.35	$8.41	$7.61	$7.42

Net investment income(a)(b)	0.07		0.12	0.23	0.17	0.19	0.19

Net realized and unrealized gain (loss)	0.63		0.12	1.09	(1.05)	0.86	0.23

Total from investment operations	0.70		0.24	1.32	(0.88)	1.05	0.42

Distributions to shareholders from net investment income	(0.07)		(0.13)	(0.25)	(0.18)	(0.25)	(0.23)

Distributions to shareholders from return of capital	—		—	—	—	—	0.00 (c)

Total distributions	(0.07)		(0.13)	(0.25)	(0.18)	(0.25)	(0.23)

Net asset value, end of period	$9.16		$8.53	$8.42	$7.35	$8.41	$7.61

Total return(d)	7.98%		3.09%	18.12%	(10.56)%	13.94%	5.71%

Net assets, end of period (in 000s)	$630		$724	$1,140	$1,955	$2,645	$2,788

Ratio of net expenses to average net assets(e)	0.78	%(f)	0.80%	0.81%	0.81%	0.82%	0.82%

Ratio of total expenses to average net assets(e)	0.99	%(f)	0.99%	0.91%	0.86%	0.86%	0.86%

Ratio of net investment income to average net assets(b)	1.51	%(f)	1.56%	2.88%	2.09%	2.33%	2.49%

Portfolio turnover rate(g)	27%		5%	6%	17%	57%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Satellite Strategies Portfolio
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$8.55		$8.44	$7.37	$8.37

Net investment income(b)(c)	0.10		0.18	0.30	0.20

Net realized and unrealized gain (loss)	0.62		0.11	1.08	(1.01)

Total from investment operations	0.72		0.29	1.38	(0.81)

Distributions to shareholders from net investment income	(0.10)		(0.18)	(0.31)	(0.19)

Net asset value, end of period	$9.17		$8.55	$8.44	$7.37

Total return(d)	8.30%		3.82%	18.85%	(9.76)%

Net assets, end of period (in 000s)	$3,145		$3,743	$3,722	$2,902

Ratio of net expenses to average net assets(e)	0.16	%(f)	0.16%	0.17%	0.16	%(f)

Ratio of total expenses to average net assets(e)	0.37	%(f)	0.36%	0.27%	0.22	%(f)

Ratio of net investment income to average net assets(c)	2.17	%(f)	2.31%	3.70%	3.51	%(f)

Portfolio turnover rate(g)	27%		5%	6%	17%

(a)	Class P Shares commenced operations April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements

June 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act.

Portfolio	Share Classes Offered	Diversified/ Non-diversified
All Portfolios	A, C, Institutional, Service, Investor, R6, R, P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each

60

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Portfolio	Income Distributions Declared/Paid	Capital Gains Distributions Declared/ Paid
Balanced Strategy, Growth and Income Strategy and Satellite Strategies	Quarterly	Annually
Growth Strategy	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios’, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the

61

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Portfolios, investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii.  Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of June 30.2021:

BALANCED STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Dynamic	$56,222,673	$—	$—

Equity	168,795,554	—	—

Exchange Traded Funds	106,947,266	—	—

Fixed Income	200,035,818	—	—

Investment Company	22,431,770	—	—

Total	$554,433,081	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$895,044	$—

Futures Contracts(a)	575,287	—	—

Options Purchased	1,285,038	—	—

Total	$1,860,325	$895,044	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(7,083)	$—

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Dynamic	$71,977,532	$—	$—

Equity	398,435,865	—	—

Exchange Traded Funds	293,523,834	—	—

Fixed Income	158,310,343	—	—

Investment Company	36,836,176	—	—

Total	$959,083,750	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,725,673	$—

Futures Contracts(a)	795,059	—	—

Options Purchased	2,230,988	—	—

Total	$3,026,047	$1,725,673	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(29,134)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Dynamic	$40,199,909	$—	$—

Equity	467,792,363	—	—

Exchange Traded Funds	272,432,956	—	—

Fixed Income	53,557,356	—	—

Investment Company	36,197,382	—	—

Total	$870,179,966	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,245,659	$—

Futures Contracts(a)	884,127	—	—

Options Purchased	2,308,238	—	—

Total	$3,192,365	$1,245,659	$—

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Equity	$84,753,517	$—	$—

Exchange Traded Funds	4,322,799	—	—

Fixed Income	45,179,538	—	—

Total	$134,255,854	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2021. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Balanced Strategy Portfolio

Risk	Statement of Assets and Liabilities			Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Purchased options, at value	$1,394,258	(a)		$—
Equity	Variation margin on futures contracts	466,067	(a)		—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	895,044		Payable for unrealized loss on forward foreign currency exchange contracts.	(7,083)
Total		$2,755,369			$(7,083)

Growth and Income Strategy Portfolio

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Purchased options, at value	$2,438,735	(a)		$—
Equity	Variation margin on futures contracts	587,312	(a)		—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	1,725,673		Payable for unrealized loss on forward foreign currency exchange contracts.	(29,134)
Total		$4,751,720			$(29,134)

65

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Growth Strategy Portfolio

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$884,127	(a)	Payable for unrealized loss on purchase options contracts	$76,797
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts.	1,245,659			—
Total		$2,129,786			$76,797

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of June 30, 2021 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six month ended June 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Balanced Strategy Portfolio
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest rate	Net realized gain (loss) from futures contracts and purchased options /Net change in unrealized gain on futures contracts purchased options	$(66,105)	$(401,594)
Equity	Net realized gain (loss) from futures contracts and purchased options /Net change in unrealized gain on futures contracts purchased options	3,909,934	(454,727)
Currency	Net realized gain from forward foreign currency exchange contracts /Net change in unrealized gain on forward foreign currency exchange contracts	31,312	1,256,133
Total		$3,875,141	$399,812

Growth and Income Strategy Portfolio
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest rate	Net realized gain (loss) from futures contracts and purchased options /Net change in unrealized gain on futures contracts purchased options	$(350,108)	$(1,107,425)
Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain on futures contracts	5,178,467	(213,569)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain on forward foreign currency exchange contracts	(83,081)	2,342,394
Total		$4,745,278	$1,021,400

66

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

Growth Strategy Portfolio
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts and purchased options /Net change in unrealized gain on futures contracts purchased options	$6,388,598	$(939,788)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts /Net change in unrealized gain on forward foreign currency exchange contracts	(22,610)	1,756,543
Total		$6,365,988	$816,755

For the six month ended June 30, 2021, the relevant values for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units (a)
	Futures Contracts	Forward Contacts	Purchased Options	Written Options
Balanced Strategy	325	$37,360,149	685,833	(5,324)
Growth and Income Strategy	496	66,804,036	1,164,167	(8,792)
Growth Strategy	471	49,529,690	1,166,250	(7,687)

(a)	Amounts(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended June 30, 2021.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of average daily net assets of 0.124% for the Satellite Strategies Portfolio and 0.15% for each of the other Portfolios.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Portfolio, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Portfolio, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Portfolio, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Portfolio, as set forth below.

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

The Trust, on behalf of Service Shares of each applicable Portfolio, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Portfolio, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2021, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Portfolio	Class A	Class C
Balanced Strategy	$5,262	$64
Growth and Income Strategy	6,819	349
Growth Strategy	7,180	404
Satellite Strategies	384	—

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Portfolio, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25 % of the average daily net assets attributable to Class C and Service Shares of the Portfolios, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.01% for the Satellite Strategies Portfolio and 0.004% for each other Portfolio. These Other Expense limitations will remain in place through at least April 30, 2022 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Other Expense Reimbursements
Balanced Strategy	$161,701
Growth and Income Strategy	183,218
Growth Strategy	188,140
Satellite Strategies	156,706

G.  Line of Credit Facility — As of June 30, 2021, the Portfolios participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2021, the Portfolios did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

H.  Other Transactions with Affiliates — The Portfolios invest primarily in the Class R6 Shares of the Underlying Funds

(except certain Underlying Funds that are ETFs). These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended June 30, 2021 (in thousands):

Balanced Strategy Portfolio
Underlying Funds	Market Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value as of 06/30/2021	Shares as of 06/30/2021	Dividend Income
Goldman Sachs Access Investment Grade Corporate Bond ETF	$54,505	$—	$—	$—	$(1,357)	$53,148	969	$497
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	55,178	—	(8,485)	2,564	4,542	53,799	625	305
Goldman Sachs Alternative Premia Fund — Class R6	10,365	—	—	—	210	10,575	1,502	—
Goldman Sachs Core Fixed Income Fund —Class R6	17,438	164	—	—	(478)	17,124	1,558	164
Goldman Sachs Dynamic Global Equity Fund — Class R6	91,461	—	(15,250)	2,598	9,505	88,314	3,573	—
Goldman Sachs Emerging Markets Debt Fund — Class R6	16,969	3,333	—	—	(551)	19,751	1,594	333
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	24,135	—	(2,500)	364	2,647	24,646	1,861	—

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Balanced Strategy Portfolio (continued)
Underlying Funds	Market Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value as of 06/30/2021	Shares as of 06/30/2021	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$27,862	$50,601	$(56,031)	$—	$—	$22,432	22,432	$3
Goldman Sachs Global Core Fixed Income Fund — Class R6	144,088	6,565	—	—	(4,355)	146,298	11,421	1,063
Goldman Sachs Global Infrastructure Fund — Class R6	9,319	92	(33)	—	896	10,274	799	137
Goldman Sachs Global Real Estate Securities Fund — Class R6	5,537	51	(10)	8	825	6,411	546	83
Goldman Sachs High Yield Floating Rate Fund — Class R6	6,144	104	—	—	80	6,328	673	104
Goldman Sachs High Yield Fund — Class R6	5,506	137	—	—	36	5,679	870	137
Goldman Sachs International Equity Insights Fund — Class R6	26,386	—	(2,500)	383	2,387	26,656	1,756	—
Goldman Sachs International Small Cap Insights Fund — Class R6	12,824	—	(2,000)	184	1,486	12,494	873	—
Goldman Sachs Local Emerging Markets Debt Fund — Class R6	5,072	94	—	—	(310)	4,856	853	95
Goldman Sachs Managed Futures Strategy Fund — Class R6	16,009	—	—	—	582	16,591	1,533	—
Goldman Sachs Tactical Tilt Overlay Fund — Class R6	27,119	—	—	—	1,938	29,057	2,807	—

Total	$555,917	$61,141	$(86,809)	$6,101	$18,083	$554,433		$2,921

Growth and Income Strategy Portfolio
Underlying Funds	Market Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value as of 06/30/2021	Shares as of 06/30/2021	Dividend Income
Goldman Sachs Access Investment Grade Corporate Bond ETF	$88,640	$—	$—	$—	$(2,206)	$86,434	1,576	$808
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	191,211	—	(9,230)	2,429	22,680	207,090	2,407	1,080
Goldman Sachs Alternative Premia Fund — Class R6	8,522	—	—	—	173	8,695	1,235	—
Goldman Sachs Dynamic Global Equity Fund — Class R6	191,890	—	(17,000)	3,491	23,697	202,078	8,175	—

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Growth and Income Strategy Portfolio (continued)
Underlying Funds	Market Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value as of 06/30/2021	Shares as of 06/30/2021	Dividend Income
Goldman Sachs Emerging Markets Debt Fund — Class R6	$31,955	$5,148	$—	$—	$(1,064)	$36,039	2,909	$648
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	53,314	—	(2,500)	561	6,506	57,881	4,372	—
Goldman Sachs Financial Square Government Fund — Institutional Shares	33,271	59,620	(56,055)	—	—	36,836	36,836	4
Goldman Sachs Global Core Fixed Income Fund — Class R6	86,318	5,143	—	—	(2,607)	88,854	6,936	643
Goldman Sachs Global Infrastructure Fund — Class R6	15,950	157	(57)	—	1,535	17,585	1,367	234
Goldman Sachs Global Real Estate Securities Fund — Class R6	8,919	83	(17)	13	1,330	10,328	879	133
Goldman Sachs High Yield Floating Rate Fund — Class R6	8,963	152	—	—	116	9,231	982	152
Goldman Sachs High Yield Fund — Class R6	9,595	239	—	—	62	9,896	1,515	239
Goldman Sachs International Equity Insights Fund — Class R6	82,040	—	(7,000)	1,278	7,334	83,652	5,511	—
Goldman Sachs International Small Cap Insights Fund — Class R6	23,828	—	—	—	3,084	26,912	1,881	—
Goldman Sachs Local Emerging Markets Debt Fund — Class R6	9,871	5,015	—	—	(596)	14,290	2,512	216
Goldman Sachs Managed Futures Strategy Fund — Class R6	23,155	—	—	—	843	23,998	2,218	—
Goldman Sachs Tactical Tilt Overlay Fund — Class R6	36,666	—	—	—	2,619	39,285	3,796	—

Total	$904,108	$75,557	$(91,859)	$7,772	$63,506	$959,084		$4,157

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Growth Strategy Portfolio
Underlying Funds	Market Value 12/31/2020	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2021	Shares as of 6/30/2021	Dividend Income
Goldman Sachs Access Investment Grade Corporate Bond ETF	$9,622	$—	$—	$—	$(240)	$9,382	171	$87
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	231,434	—	—	—	31,616	263,050	3,058	1,374
Goldman Sachs Dynamic Global Equity Fund — Class R6	201,458	—	(9,001)	1,180	27,087	220,724	8,929	—
Goldman Sachs Emerging Markets Debt Fund — Class R6	31,594	6,606	—	—	(1,074)	37,126	2,996	606
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	62,408	7,000	(5,000)	822	7,577	72,807	5,499	—
Goldman Sachs Financial Square Government Fund — Institutional Shares	23,241	72,180	(59,224)	—	—	36,197	36,197	6
Goldman Sachs Global Infrastructure Fund — Class R6	15,288	151	(54)	—	1,470	16,855	1,311	225
Goldman Sachs Global Real Estate Securities Fund — Class R6	7,497	69	(14)	11	1,118	8,681	739	110
Goldman Sachs High Yield Fund — Class R6	7,720	192	—	—	49	7,961	1,219	192
Goldman Sachs International Equity Insights Fund — Class R6	92,110	7,000	—	—	10,266	109,376	7,205	—
Goldman Sachs International Small Cap Insights Fund — Class R6	32,183	6,000	(3,500)	288	4,380	39,351	2,750	—
Goldman Sachs Local Emerging Markets Debt Fund — Class R6	8,846	165	—	—	(541)	8,470	1,489	165
Goldman Sachs Managed Futures Strategy Fund — Class R6	13,153	—	—	—	478	13,631	1,260	—
Goldman Sachs Tactical Tilt Overlay Fund — Class R6	21,997	3,000	—	—	1,572	26,569	2,567	—

Total	$758,551	$102,363	$(76,793)	$2,301	$83,758	$870,180		$2,765

*	Includes reinvestment of distributions.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Satellite Strategies Portfolio
Underlying Funds	Market Value 12/31/2020	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value 6/30/2021	Shares as of 6/30/2021	Dividend Income
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$7,688	$—	$(3,812)	$895	$(448)	$4,323	106	$22
Goldman Sachs Emerging Markets Debt Fund — Class R6	29,062	443	(8,065)	729	(1,697)	20,472	1,652	443
Goldman Sachs Emerging Markets Equity Fund — Class R6	10,511	—	(5,349)	3,865	(2,989)	6,038	183	—
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	7,381	2,600	(1,890)	105	1,064	9,260	699	—
Goldman Sachs Global Infrastructure Fund — Class R6	25,913	9,148	(10,878)	845	2,167	27,195	2,115	359
Goldman Sachs Global Real Estate Securities Fund — Class R6	31,230	68	(24,611)	376	1,003	8,066	687	69
Goldman Sachs High Yield Floating Rate Fund — Class R6	10,511	136	(4,200)	(78)	209	6,578	700	136
Goldman Sachs High Yield Fund — Class R6	20,458	279	(13,665)	1,451	(1,486)	7,037	1,078	278
Goldman Sachs Inflation Protected Securities Fund — Class R6	—	9,035	(975)	20	132	8,212	702	135
Goldman Sachs International Small Cap Insights Fund — Class R6	19,691	11,900	(7,440)	1,168	2,227	27,546	1,925	—
Goldman Sachs Local Emerging Markets Debt Fund — Class R6	9,315	101	(6,000)	(500)	(35)	2,881	506	101
Goldman Sachs MLP Energy Infrastructure Fund — Class R6	1,553	5,731	(2,140)	(652)	2,156	6,648	263	132

Total	$173,313	$39,441	$(89,025)	$8,224	$2,303	$134,256		$1,675

*	Includes reinvestment of distributions.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2021, were as follows:

Portfolio	Purchases	Sales
Balanced Strategy	$11,870,961	$31,383,759
Growth and Income Strategy	18,243,610	36,789,528
Growth Strategy	32,567,834	18,489,388
Satellite Strategies	39,440,863	88,876,159

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, December 31, 2020, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Balanced Strategy	Growth and Income Strategy	Growth Strategy	Satellite Strategies
Capital loss carryforwards:
Perpetual Long-Term	$—	$—	$—	$(27,526,340)
Perpetual Short-Term	—	—	—	(598,576)
Total capital loss carryforwards	$—	$—	$—	$(28,124,916)
Timing differences (Qualified Late Year Ordinary Loss Deferral and Straddle Loss Deferral)	$(903,749)	$(1,526,925)	$(1,177,465)	$—

As of June 30, 2021, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy	Growth and Income Strategy	Growth Strategy	Satellite Strategies
Tax Cost	$490,357,384	$782,482,325	$660,471,179	$104,828,992
Gross unrealized gain	71,439,709	192,056,034	219,806,696	34,159,204
Gross unrealized loss	(7,364,012)	(15,454,609)	(10,097,909)	(4,732,342)
Net unrealized gains (losses) on securities	$64,075,697	$176,601,425	$209,708,787	$29,426,862

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, options contracts, and foreign currency contracts.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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8. OTHER RISKS

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk —The investments of a Portfolio may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. A Portfolios’ investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, they may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s NAV or an Underlying Fund and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense or the Underlying Fund’s ratio. Similarly, large Portfolio share purchases may adversely

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

8. OTHER RISKS (continued)

affect a Portfolio’s or the Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund’s is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Balanced Strategy Portfolio

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	443,188	$5,706,726	806,106	$9,371,853
Reinvestment of distributions	25,286	325,115	161,208	1,956,189
Shares redeemed	(628,955)	(8,105,616)	(1,388,358)	(16,050,087)
	(160,481)	(2,073,775)	(421,044)	(4,722,045)
Class C Shares
Shares sold	29,818	383,637	152,765	1,760,807
Reinvestment of distributions	135	1,715	8,805	109,881
Shares redeemed	(232,376)	(3,005,152)	(346,972)	(4,036,182)
	(202,423)	(2,619,800)	(185,402)	(2,165,494)
Institutional Shares
Shares sold	2,268,479	29,339,589	9,619,191	115,945,581
Reinvestment of distributions	138,005	1,780,813	692,210	8,350,848
Shares redeemed	(5,082,587)	(65,579,581)	(9,699,923)	(114,183,314)
	(2,676,103)	(34,459,179)	611,478	10,113,115
Service Shares
Shares sold	2	31	209	2,470
Shares redeemed	(2,893)	(37,496)	(12,403)	(151,463)
	(2,891)	(37,465)	(12,194)	(148,993)
Investor Shares
Shares sold	44,078	577,108	373,809	4,570,701
Reinvestment of distributions	1,629	20,930	10,916	133,619
Shares redeemed	(245,833)	(3,121,230)	(96,997)	(1,089,565)
	(200,126)	(2,523,192)	287,728	3,614,755
Class R6 Shares
Shares sold	2,247	28,974	10,357	121,259
Reinvestment of distributions	102	1,320	853	10,015
Shares redeemed	(4,214)	(54,742)	(48,256)	(581,682)
	(1,865)	(24,448)	(37,046)	(450,408)
Class R Shares
Shares sold	35,347	456,447	108,195	1,269,012
Reinvestment of distributions	1,526	19,409	13,214	159,999
Shares redeemed	(7,853)	(100,182)	(254,775)	(3,003,397)
	29,020	375,674	(133,366)	(1,574,386)
Class P Shares
Shares sold	868,508	11,193,131	424,684	4,981,602
Reinvestment of distributions	19,132	247,143	76,524	922,139
Shares redeemed	(150,827)	(1,938,001)	(831,434)	(9,255,219)
	736,813	9,502,273	(330,226)	(3,351,478)

NET DECREASE	(2,478,056)	$(31,859,912)	(220,072)	$1,315,066

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth and Income Strategy Portfolio

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	572,549	$9,196,940	1,001,133	$14,063,210
Reinvestment of distributions	46,307	737,240	568,375	8,516,207
Shares redeemed	(1,249,227)	(20,127,145)	(2,729,843)	(38,118,863)
	(630,371)	(10,192,965)	(1,160,335)	(15,539,446)
Class C Shares
Shares sold	53,040	831,701	88,895	1,236,549
Reinvestment of distributions	240	3,697	23,505	349,075
Shares redeemed	(279,306)	(4,369,054)	(592,480)	(8,007,231)
	(226,026)	(3,533,656)	(480,080)	(6,421,607)
Institutional Shares
Shares sold	1,697,991	27,298,374	5,182,916	76,541,111
Reinvestment of distributions	98,824	1,595,350	816,050	12,170,985
Shares redeemed	(2,484,527)	(40,039,533)	(8,571,487)	(120,264,037)
	(687,712)	(11,145,809)	(2,572,521)	(31,551,941)
Service Shares
Shares sold	8,337	133,449	4,849	69,559
Reinvestment of distributions	43	676	875	13,109
Shares redeemed	(17,495)	(281,359)	(38,494)	(554,592)
	(9,115)	(147,234)	(32,770)	(471,924)
Investor Shares
Shares sold	58,007	945,164	64,633	909,258
Reinvestment of distributions	2,012	32,154	17,938	265,906
Shares redeemed	(40,805)	(654,269)	(104,836)	(1,448,110)
	19,214	323,049	(22,265)	(272,946)
Class R6 Shares
Shares sold	27,191	435,362	28,686	413,366
Reinvestment of distributions	213	3,431	1,615	23,957
Shares redeemed	(28,137)	(461,079)	(169,079)	(2,390,358)
	(733)	(22,286)	(138,778)	(1,953,035)
Class R Shares
Shares sold	20,273	323,059	50,504	698,780
Reinvestment of distributions	653	10,264	10,189	152,171
Shares redeemed	(15,866)	(251,492)	(70,861)	(969,139)
	5,060	81,831	(10,168)	(118,188)
Class P Shares
Shares sold	1,125,787	18,098,087	1,164,270	16,936,910
Reinvestment of distributions	65,927	1,063,756	524,524	7,826,935
Shares redeemed	(931,640)	(15,129,796)	(1,844,068)	(26,151,627)
	260,074	4,032,047	(155,274)	(1,387,782)

NET DECREASE	(1,269,609)	$(20,605,023)	(4,572,191)	$(57,716,869)

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June 30, 2021 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth Strategy Portfolio

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	501,623	$9,433,955	952,811	$14,899,877
Reinvestment of distributions	—	—	562,692	9,975,598
Shares redeemed	(1,110,389)	(20,968,818)	(2,659,217)	(41,661,077)
	(608,766)	(11,534,863)	(1,143,714)	(16,785,602)
Class C Shares
Shares sold	111,655	2,120,701	115,961	1,857,819
Reinvestment of distributions	—	—	27,434	492,028
Shares redeemed	(383,988)	(7,415,727)	(688,823)	(10,860,045)
	(272,333)	(5,295,026)	(545,428)	(8,510,198)
Institutional Shares
Shares sold	3,488,745	63,726,627	3,336,916	56,246,806
Reinvestment of distributions	—	—	288,202	5,118,577
Shares redeemed	(2,382,980)	(44,300,792)	(3,273,219)	(52,266,823)
	1,105,765	19,425,835	351,899	9,098,560
Service Shares
Shares sold	5,067	94,917	15,123	236,070
Reinvestment of distributions	—	—	882	15,576
Shares redeemed	(4,872)	(93,565)	(37,528)	(619,839)
	195	1,352	(21,523)	(368,193)
Investor Shares
Shares sold	44,265	838,948	93,099	1,429,337
Reinvestment of distributions	—	—	13,445	234,991
Shares redeemed	(45,565)	(851,036)	(160,653)	(2,517,024)
	(1,300)	(12,088)	(54,109)	(852,696)
Class R6 Shares
Shares sold	22,644	429,929	256,374	3,405,418
Reinvestment of distributions	—	—	9,131	162,156
Shares redeemed	(50,928)	(953,271)	(352,598)	(5,980,284)
	(28,284)	(523,342)	(87,093)	(2,412,710)
Class R Shares
Shares sold	17,222	315,441	71,249	1,119,560
Reinvestment of distributions	—	—	10,567	181,648
Shares redeemed	(20,133)	(365,086)	(122,574)	(1,872,096)
	(2,911)	(49,645)	(40,758)	(570,888)
Class P Shares
Shares sold	1,157,222	21,941,350	1,225,584	19,950,156
Reinvestment of distributions	—	—	394,137	7,003,021
Shares redeemed	(319,406)	(6,053,761)	(1,357,109)	(20,758,491)
	837,816	15,887,589	262,612	6,194,686

NET INCREASE (DECREASE)	1,030,182	$17,899,812	(1,278,114)	$(14,207,041)

79

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Notes to Financial Statements (continued)

June 30, 2021

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Satellite Strategies Portfolio

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	406,160	$3,579,884	1,145,188	$8,749,162
Reinvestment of distributions	43,327	387,880	102,102	753,943
Shares redeemed	(515,359)	(4,549,734)	(1,394,131)	(10,704,125)
	(65,872)	(581,970)	(146,841)	(1,201,020)
Class C Shares
Shares sold	3,594	31,768	18,345	139,519
Reinvestment of distributions	1,047	9,469	12,367	88,754
Shares redeemed	(391,663)	(3,439,237)	(1,283,127)	(9,821,116)
	(387,022)	(3,398,000)	(1,252,415)	(9,592,843)
Institutional Shares
Shares sold	344,787	3,019,118	1,571,612	12,311,549
Reinvestment of distributions	75,110	668,813	307,906	2,265,956
Shares redeemed	(5,100,696)	(44,658,911)	(13,388,305)	(106,106,332)
	(4,680,799)	(40,970,980)	(11,508,787)	(91,528,827)
Service Shares
Shares sold	120	1,069	484	3,780
Reinvestment of distributions	74	665	293	2,112
Shares redeemed	(160)	(1,449)	(16,356)	(128,273)
	34	285	(15,579)	(122,381)
Investor Shares
Shares sold	117,911	1,048,943	378,548	2,930,215
Reinvestment of distributions	19,965	177,850	55,617	410,262
Shares redeemed	(574,036)	(5,072,311)	(923,864)	(6,801,591)
	(436,160)	(3,845,518)	(489,699)	(3,461,114)
Class R6 Shares
Shares sold	21,919	191,188	61,994	475,643
Reinvestment of distributions	1,016	9,084	7,453	54,297
Shares redeemed	(22,959)	(202,610)	(5,421,875)	(45,667,982)
	(24)	(2,338)	(5,352,428)	(45,138,042)
Class R Shares
Shares sold	2,263	19,969	13,336	96,817
Reinvestment of distributions	532	4,753	1,423	10,468
Shares redeemed	(18,915)	(164,134)	(65,276)	(527,686)
	(16,120)	(139,412)	(50,517)	(420,401)
Class P Shares
Shares sold	19,473	166,886	41,176	315,000
Reinvestment of distributions	3,696	33,058	10,376	77,222
Shares redeemed	(118,353)	(1,030,268)	(54,624)	(448,609)
	(95,184)	(830,324)	(3,072)	(56,387)

NET DECREASE	(5,681,147)	$(49,768,257)	(18,819,338)	$(151,521,015)

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Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Balanced Strategy Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, and Goldman Sachs Satellite Strategies Portfolio (the “Portfolios”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Portfolios.

The Management Agreement was most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Portfolio, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Portfolio and the underlying funds in which it invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Portfolio and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Underlying Funds invest;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Portfolio’s peer group and/or benchmark index had high, medium, or low relevance given the Portfolio’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Portfolio;
(e)	fee and expense information for the Portfolio, including:
(i)	the relative management fee and expense levels of the Portfolio as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Portfolio’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Portfolio, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Portfolio;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations with respect to the Portfolio and the Underlying Funds;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Portfolio to the Investment Adviser and its affiliates;
(i)	whether the Portfolio’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolio and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Portfolio and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Portfolio and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)	with respect to the applicable Underlying Funds, information regarding commissions paid by the Underlying Funds that are equity funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Portfolio shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Portfolio and the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Portfolio’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Portfolios’ distribution arrangements. They received information regarding the Portfolios’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Portfolio shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Portfolio investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Portfolios and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Portfolios. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Portfolios and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Portfolios and the Underlying Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Portfolios and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

significant commitments to address regulatory compliance requirements applicable to the Portfolios, the Underlying Funds, and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Portfolios and the Underlying Funds. In this regard, they compared the investment performance of each Portfolio to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2020, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2021. The information on each Portfolio’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Portfolio’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Portfolios over time, and reviewed the investment performance of each Portfolio in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Portfolio performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the portfolio management teams of certain Underlying Funds to continue to enhance the investment models used in managing those Underlying Funds.

The Trustees observed that the Balanced Strategy Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the three- and ten-year periods and in the third quartile for the one- and five-year periods, and had outperformed the Portfolio’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2021. They noted that the Growth and Income Strategy Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Portfolio’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2021. The Trustees observed that the Growth Strategy Portfolio’s Institutional Shares had placed in the top half of the Portfolio’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Portfolio’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2021. They noted that the Satellite Strategies Portfolio’s Institutional Shares had placed in the third quartile of the Portfolio’s peer group for the one-year period and in the fourth quartile for the three-, five-, and ten-year periods, and had outperformed the Portfolio’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Portfolio thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios. The analyses provided a comparison of each Portfolio’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Portfolio’s overall net and gross expenses to a peer group and a category universe; and data comparing each Portfolio’s net expenses to the peer and category medians. The analyses also compared each Portfolio’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Portfolios and the Underlying Funds. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Portfolios, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Portfolios differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Portfolio shares at any time if shareholders believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Portfolio’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Portfolio and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Portfolio was provided for 2020 and 2019, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Portfolios.

The Trustees noted that, although the Portfolios themselves do not have breakpoints in their management fee schedules, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Portfolios at the specified asset levels. The Trustees considered the amounts of assets in the Portfolios; the Portfolios’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Portfolios and Underlying Funds that exceed specified levels. They also considered the services provided to the Portfolios under the Management Agreement and the fees and expenses borne by the Underlying Funds, and determined that the management fees payable by the Portfolios were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolios and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of certain Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for certain Underlying Funds (and fees earned by the Investment Adviser for managing the fund in which those Underlying Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (h) Goldman Sachs’ retention of certain fees as Portfolio Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Portfolios and Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Portfolios’ and Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Portfolios and Their Shareholders

The Trustees also noted that the Portfolios and/or the Underlying Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) with respect to the Underlying Funds, enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(d) with respect to certain Underlying Funds, the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolios and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Portfolios’ and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) with respect to certain Underlying Funds, the ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Underlying Funds in connection with the program; and (i) the Portfolios’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Portfolios’ shareholders invested in the Portfolios in part because of the Portfolios’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Portfolios were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Portfolio’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Portfolio and its shareholders and that the Management Agreement should be approved and continued with respect to each Portfolio until June 30, 2022.

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GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Liquidity Risk Management Program (Unaudited)

Each Portfolio has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Portfolio’s liquidity risk, i.e., the risk that a Portfolio is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Portfolio that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Portfolio’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other risks to which it may be subject.

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Portfolio Expenses — Six Month Period Ended June 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Portfolio expenses.

The Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Balanced Strategy Portfolio				Growth and Income Strategy Portfolio				Growth Strategy Portfolio				Satellite Strategies Portfolio
Share Class	Beginning Account Value 1/1/21	Ending Account Value 6/30/21		Expenses Paid for the 6 months ended 6/30/21*	Beginning Account Value 1/1/21	Ending Account Value 6/30/21		Expenses Paid for the 6 months ended 6/30/21*	Beginning Account Value 1/1/21	Ending Account Value 6/30/21		Expenses Paid for the 6 months ended 6/30/21*	Beginning Account Value 1/1/21	Ending Account Value 6/30/21		Expenses Paid for the 6 months ended 6/30/21*
Class A
Actual	$1,000.00	$1,053.90		$2.80	$1,000.00	$1,086.10		$2.84	$1,000.00	$1,116.90		$2.89	$1,000.00	$1,081.10		$2.73
Hypothetical 5% return	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.66
Class C
Actual	1,000.00	1,049.90		6.61	1,000.00	1,082.40		6.71	1,000.00	1,112.80		6.81	1,000.00	1,077.60		6.54
Hypothetical 5% return	1,000.00	1,018.35	+	6.51	1,000.00	1,018.35	+	6.51	1,000.00	1,018.35	+	6.51	1,000.00	1,018.50	+	6.36
Institutional
Actual	1,000.00	1,056.50		0.97	1,000.00	1,088.30		0.98	1,000.00	1,119.80		1.00	1,000.00	1,081.90		0.88
Hypothetical 5% return	1,000.00	1,023.85	+	0.95	1,000.00	1,023.85	+	0.95	1,000.00	1,023.85	+	0.95	1,000.00	1,023.95	+	0.85
Service
Actual	1,000.00	1,054.00		3.51	1,000.00	1,084.90		3.57	1,000.00	1,116.10		3.62	1,000.00	1,079.20		3.45
Hypothetical 5% return	1,000.00	1,021.37	+	3.46	1,000.00	1,021.37	+	3.46	1,000.00	1,021.37	+	3.46	1,000.00	1,021.37	+	3.36
Investor
Actual	1,000.00	1,055.40		1.53	1,000.00	1,087.10		1.55	1,000.00	1,118.80		1.58	1,000.00	1,082.60		1.45
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51	1,000.00	1,023.41	+	1.40
Class R6
Actual	1,000.00	1,056.60		0.92	1,000.00	1,088.40		0.93	1,000.00	1,119.20		0.95	1,000.00	1,083.00		0.83
Hypothetical 5% return	1,000.00	1,023.90	+	0.90	1,000.00	1,023.90	+	0.90	1,000.00	1,023.90	+	0.90	1,000.00	1,024.00	+	0.80
Class R
Actual	1,000.00	1,053.00		4.07	1,000.00	1,084.60		4.13	1,000.00	1,115.80		4.20	1,000.00	1,079.80		4.02
Hypothetical 5% return	1,000.00	1,020.83	+	4.01	1,000.00	1,020.83	+	4.01	1,000.00	1,020.83	+	4.01	1,000.00	1,020.83	+	3.91
Class P
Actual	1,000.00	1,055.70		0.92	1,000.00	1,088.40		0.93	1,000.00	1,119.20		0.95	1,000.00	1,083.00		0.83
Hypothetical 5% return	1,000.00	1,023.90	+	0.90	1,000.00	1,023.90	+	0.90	1,000.00	1,023.90	+	0.90	1,000.00	1,023.90	+	0.80

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

Portfolios	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Balanced Strategy	0.55%	1.30%	0.19%	0.69%	0.30%	0.18%	0.80%	0.18%
Growth and Income Strategy	0.55	1.30	0.19	0.69	0.30	0.18	0.80	0.18
Growth Strategy	0.55	1.30	0.19	0.69	0.30	0.18	0.80	0.18
Satellite Strategies	0.53	1.27	0.17	0.67	0.28	0.16	0.78	0.16

87

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.09 trillion in assets under supervision as of June 30, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Defensive Equity Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]Effective	after the close of business on August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Diversification does not protect an investor from market risk and does not ensure a profit.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change. They should not be construed as investment advice.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Portfolios will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2021 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 249753-OTU-1459303 FFSAR-21

Goldman Sachs Funds

Semi-Annual Report	June 30, 2021

Global Infrastructure Fund

Goldman Sachs Global Infrastructure Fund

TABLE OF CONTENTS

Fund Basics	1

Schedule of Investments	3

Financial Statements	5

Financial Highlights	8

Notes to Financial Statements	15

Other Information	25

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Global Infrastructure Fund

PERFORMANCE REVIEW

January 1, 2020–June 30, 2021	Fund Total Return (based on NAV)[1]	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)[2]
Class A	10.06%	12.58%
Class C	9.69	12.58
Institutional	10.22	12.58
Investor	10.18	12.58
Class R6	10.25	12.58
Class R	9.84	12.58
Class P	10.26	12.58

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged) intends to measure the stock performance of pure-play infrastructure companies domiciled globally. The index covers all sectors of the infrastructure market. Components are required to have more than 70% of cash flows derived from infrastructure lines of business. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 6/30/21[3]

Holding	% of Net Assets	Line of Business	Country

American Tower Corp.	10.9%	Equity Real Estate Investment Trusts	United States
Vinci SA	5.3	Construction & Engineering	France
Crown Castle International Corp.	5.0	Equity Real Estate Investment Trusts	United States
National Grid PLC	4.9	Multi-Utilities	United Kingdom
Enbridge, Inc	4.8	Oil, Gas & Consumable Fuels	Canada
Cellnex Telecom SA	4.3	Diversified Telecommunication Services	Spain
SBA Communication Corp.	3.8	Equity Real Estate Investment Trusts	United States
Sempra Energy	3.8	Multi-Utilities	United States
Transurban Group	3.1	Transportation Infrastructure	Australia
American Water World Co. Inc.	2.9	Water Utilities	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of June 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Underlying sector allocations of exchange traded funds and other investment companies held by the Fund are not reflected in the graph above. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.7%
Australia – 4.8%
403,134	APA Group (Gas Utilities)	$2,689,968
167,363	NEXTDC Ltd. (IT Services)*	1,489,314
707,357	Transurban Group (Transportation Infrastructure)	7,544,036

		11,723,318

Canada – 13.2%
88,037	Boralex, Inc., Class A (Independent Power and Renewable Electricity Producers)	2,681,023
291,235	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	11,660,207
53,268	Fortis, Inc. (Electric Utilities)	2,357,870
64,221	Keyera Corp. (Oil, Gas & Consumable Fuels)	1,725,719
95,150	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	3,246,122
181,962	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	5,782,094
98,289	TC Energy Corp. (Oil, Gas & Consumable Fuels)	4,863,704

		32,316,739

China – 3.7%
16,348,000	China Tower Corp. Ltd., Class H (Diversified Telecommunication Services)(a)	2,251,185
96,000	ENN Energy Holdings Ltd. (Gas Utilities)	1,824,551
20,461	GDS Holdings Ltd. ADR (IT Services)*	1,605,984
690,000	Guangdong Investment Ltd. (Water Utilities)	991,057
832,000	Jiangsu Expressway Co. Ltd., Class H (Transportation Infrastructure)	941,631
1,686,000	Kunlun Energy Co. Ltd. (Gas Utilities)	1,552,113

		9,166,521

Denmark – 0.8%
13,629	Orsted A/S (Electric Utilities)(a)	1,912,985

France – 7.7%
14,002	Aeroports de Paris (Transportation Infrastructure)*	1,827,700
178,122	Engie SA (Multi-Utilities)	2,442,507
58,682	Veolia Environnement SA (Multi-Utilities)	1,774,004
120,847	Vinci SA (Construction & Engineering)	12,918,259

		18,962,470

Germany – 0.5%
18,996	Vonovia SE (Real Estate Management & Development)	1,227,624

Common Stocks – (continued)
Hong Kong – 0.9%
1,362,619	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	2,115,771

Italy – 3.4%
237,029	Atlantia SpA (Transportation Infrastructure)*	4,303,964
454,677	Enav SpA (Transportation Infrastructure)*(a)	2,049,910
224,062	Enel SpA (Electric Utilities)	2,082,176

		8,436,050

Japan – 0.5%
29,600	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)*	1,329,730

Spain – 7.3%
18,956	Aena SME SA (Transportation Infrastructure)*(a)	3,110,316
81,535	Atlantica Sustainable Infrastructure PLC (Independent Power and Renewable Electricity Producers)	3,034,733
163,199	Cellnex Telecom SA (Diversified Telecommunication Services)*(a)	10,409,018
53,406	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	1,237,391

		17,791,458

Thailand – 0.7%
912,000	Airports of Thailand PCL (Transportation Infrastructure)	1,766,413

United Kingdom – 6.1%
4,166	Linde PLC (Chemicals)	1,204,391
938,069	National Grid PLC (Multi-Utilities)	11,931,913
1,203,088	Tritax EuroBox PLC (Equity Real Estate Investment Trusts)(a)	1,791,757

		14,928,061

United States – 47.1%
81,063	AES Corp. (The) (Independent Power and Renewable Electricity Producers)	2,113,312
31,169	Ameren Corp. (Multi-Utilities)	2,494,767
98,669	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	26,654,444
45,681	American Water Works Co., Inc. (Water Utilities)	7,040,812
45,055	Atmos Energy Corp. (Gas Utilities)	4,330,236
164,032	CenterPoint Energy, Inc. (Multi-Utilities)	4,022,065
78,526	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)*	6,811,345
51,131	CMS Energy Corp. (Multi-Utilities)	3,020,819
22,694	Consolidated Edison, Inc. (Multi-Utilities)	1,627,614
62,771	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	12,246,622

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
48,420	Edison International (Electric Utilities)	$2,799,644
52,718	Eversource Energy (Electric Utilities)	4,230,092
115,775	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,110,578
27,491	NextEra Energy Partners LP (Independent Power and Renewable Electricity Producers)	2,099,213
48,114	NextEra Energy, Inc. (Electric Utilities)	3,525,794
60,400	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	3,360,656
180,705	PG&E Corp. (Electric Utilities)*	1,837,770
29,134	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	9,285,006
69,143	Sempra Energy (Multi-Utilities)	9,160,065
109,188	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,853,407
82,235	Williams Cos., Inc. (The) (Oil, Gas & Consumable Fuels)	2,183,339

		115,807,600

TOTAL COMMON STOCKS
(Cost $193,831,091)		$237,484,740

Shares	Dividend Rate	Value

Investment Company – 1.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,411,446	0.026%	$3,411,446
(Cost $3,411,446)

TOTAL INVESTMENTS – 98.1%
(Cost $197,242,537)		$240,896,186

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		4,786,605

NET ASSETS – 100.0%		$245,682,791

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $193,831,091)	$237,484,740
Investments in affiliated issuers, at value (cost $3,411,446)	3,411,446
Cash	233,240
Foreign currency, at value (cost $49,982)	49,982
Receivables:
Fund shares sold	2,025,000
Investments sold	1,383,715
Dividends	1,270,625
Foreign tax reclaims	83,375
Reimbursement from investment adviser	16,084
Other assets	42,395
Total assets	246,000,602

Liabilities:

Payables:
Management fees	177,596
Fund shares redeemed	15,558
Distribution and Service fees and Transfer Agency fees	7,097
Accrued expenses	117,560
Total liabilities	317,811

Net Assets:
Paid-in capital	206,876,473
Total distributable earnings	38,806,318
NET ASSETS	$245,682,791
Net Assets:
Class A	$534,303
Class C	955,235
Institutional	7,688,011
Investor	222,316
Class R6	156,971,695
Class R	35,098
Class P	79,276,133
Total Net Assets	$245,682,791
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	41,526
Class C	74,831
Institutional	596,504
Investor	17,275
Class R6	12,207,307
Class R	2,729
Class P	6,169,066
Net asset value, offering and redemption price per share:(a)
Class A	$12.87
Class C	12.77
Institutional	12.89
Investor	12.87
Class R6	12.86
Class R	12.86
Class P	12.85

(a)	Maximum public offering price per share for Class A Shares is $13.62. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statement of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $197,459)	$3,299,161

Dividends — affiliated issuers	638

Total investment income	3,299,799

Expenses:

Management fees	920,746

Registration fees	47,032

Professional fees	46,496

Transfer Agency fees(a)	32,078

Printing and mailing costs	23,390

Custody, accounting and administrative services	14,734

Trustee fees	11,012

Distribution and Service (12b-1) fees(a)	4,017

Service fees — Class C	1,128

Other	3,393

Total expenses	1,104,026

Less — expense reductions	(93,361)

Net expenses	1,010,665

NET INVESTMENT INCOME	2,289,134

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers	993,869

Foreign currency transactions	69,995

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	16,983,660

Foreign currency translations	(17,220)

Net realized and unrealized gain	18,030,304

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,319,438

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
$551	$3,383	$83	$352	$722	$1,450	$160	$23,767	$26	$5,601

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020
From operations:

Net investment income	$2,289,134	$2,593,906

Net realized gain	1,063,864	1,003,524

Net change in unrealized gain (loss)	16,966,440	(12,045,226)

Net increase (decrease) in net assets resulting from operations	20,319,438	(8,447,796)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(3,903)	(5,116)

Class C Shares	(4,788)	(7,652)

Institutional Shares	(68,560)	(90,063)

Investor Shares	(1,862)	(2,579)

Class R6 Shares	(1,429,788)	(2,440,099)

Class R Shares	(217)	(355)

Class P Shares	(643,212)	(111,437)

From return of capital:

Class A Shares	—	(1,185)

Class C Shares	—	(1,773)

Institutional Shares	—	(20,864)

Investor Shares	—	(597)

Class R6 Shares	—	(565,276)

Class R Shares	—	(82)

Class P Shares	—	(25,815)

Total distributions to shareholders	(2,152,330)	(3,272,893)

From share transactions:

Proceeds from sales of shares	79,079,096	38,721,064

Reinvestment of distributions	2,152,331	3,272,887

Cost of shares redeemed	(34,314,986)	(46,559,951)

Net increase (decrease) in net assets resulting from share transactions	46,916,441	(4,566,000)

TOTAL INCREASE (DECREASE)	65,083,549	(16,286,689)

Net assets:

Beginning of period	180,599,242	196,885,931

End of period	$245,682,791	$180,599,242

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.78		$12.47	$9.68	$10.85	$9.89		$10.00

Net investment income(b)	0.12		0.14	0.18	0.19	0.22	(c)	0.06

Net realized and unrealized gain (loss)	1.06		(0.64)	2.83	(1.19)	0.99		0.01

Total from investment operations	1.18		(0.50)	3.01	(1.00)	1.21		0.07

Distributions to shareholders from net investment income	(0.09)		(0.16)	(0.19)	(0.17)	(0.20)		(0.05)

Distributions to shareholders from net realized gains	—		—	—	—	(0.05)		(0.12)

Distributions to shareholders from return of capital	—		(0.03)	(0.03)	—	—	(d)	(0.01)

Total distributions	(0.09)		(0.19)	(0.22)	(0.17)	(0.25)		(0.18)

Net asset value, end of period	$12.87		$11.78	$12.47	$9.68	$10.85		$9.89

Total Return(e)	10.06%		(3.97)%	31.22%	(9.31)%	12.29%		0.69%

Net assets, end of period (in 000’s)	$534		$357	$782	$1,376	$40		$25

Ratio of net expenses to average net assets	1.35	%(f)	1.34%	1.36%	1.38%	1.38%		1.40	%(f)

Ratio of total expenses to average net assets	1.45	%(f)	1.56%	1.51%	1.51%	6.20%		15.63	%(f)

Ratio of net investment income to average net assets	2.02	%(f)	1.17%	1.53%	1.83%	2.04	%(c)	1.19	%(f)

Portfolio turnover rate(g)	38%		57%	39%	67%	103%		59%

(a)	Commenced operations on June 27, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.70		$12.41	$9.65	$10.84	$9.88		$10.00

Net investment income(b)	0.06		0.02	0.11	0.10	0.13	(c)	0.02

Net realized and unrealized gain (loss)	1.07		(0.62)	2.80	(1.17)	1.00		0.01

Total from investment operations	1.13		(0.60)	2.91	(1.07)	1.13		0.03

Distributions to shareholders from net investment income	(0.06)		(0.09)	(0.13)	(0.12)	(0.14)		(0.02)

Distributions to shareholders from net realized gains	—		—	—	—	(0.03)		(0.12)

Distributions to shareholders from return of capital	—		(0.02)	(0.02)	—	—	(d)	(0.01)

Total distributions	(0.06)		(0.11)	(0.15)	(0.12)	(0.17)		(0.15)

Net asset value, end of period	$12.77		$11.70	$12.41	$9.65	$10.84		$9.88

Total Return(e)	9.69%		(4.78)%	30.31%	(9.96)%	11.46%		0.30%

Net assets, end of period (in 000’s)	$955		$868	$2,607	$1,383	$57		$51

Ratio of net expenses to average net assets	2.09	%(f)	2.09%	2.11%	2.13%	2.14%		2.14	%(f)

Ratio of total expenses to average net assets	2.20	%(f)	2.30%	2.26%	2.26%	7.06%		16.73	%(f)

Ratio of net investment income to average net assets	1.05	%(f)	0.21%	1.01%	1.00%	1.24	%(c)	0.46	%(f)

Portfolio turnover rate(g)	38%		57%	39%	67%	103%		59%

(a)	Commenced operations on June 27, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.80		$12.50	$9.71	$10.85	$9.89		$10.00

Net investment income(b)	0.13		0.21	0.19	0.06	0.29	(c)	0.08

Net realized and unrealized gain (loss)	1.07		(0.68)	2.87	(1.02)	0.96		0.01

Total from investment operations	1.20		(0.47)	3.06	(0.96)	1.25		0.09

Distributions to shareholders from net investment income	(0.11)		(0.17)	(0.24)	(0.18)	(0.20)		(0.07)

Distributions to shareholders from net realized gains	—		—	—	—	(0.08)		(0.12)

Distributions to shareholders from return of capital	—		(0.06)	(0.03)	—	(0.01)		(0.01)

Total distributions	(0.11)		(0.23)	(0.27)	(0.18)	(0.29)		(0.20)

Net asset value, end of period	$12.89		$11.80	$12.50	$9.71	$10.85		$9.89

Total Return(d)	10.22%		(3.63)%	31.66%	(8.89)%	12.72%		0.89%

Net assets, end of period (in 000’s)	$7,688		$6,772	$1,264	$1,737	$222,546		$2,906

Ratio of net expenses to average net assets	0.99	%(e)	0.99%	1.00%	0.99%	0.99%		0.99	%(e)

Ratio of total expenses to average net assets	1.08	%(e)	1.19%	1.13%	1.06%	1.29%		15.23	%(e)

Ratio of net investment income to average net assets	2.15	%(e)	1.82%	1.70%	0.54%	2.65	%(c)	1.59	%(e)

Portfolio turnover rate(f)	38%		57%	39%	67%	103%		59%

(a)	Commenced operations on June 27, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Investor Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.78		$12.47	$9.68	$10.85	$9.89		$10.00

Net investment income(b)	0.13		0.10	0.22	0.20	0.24	(c)	0.08

Net realized and unrealized gain (loss)	1.07		(0.58)	2.82	(1.18)	0.99		—	(d)

Total from investment operations	1.20		(0.48)	3.04	(0.98)	1.23		0.08

Distributions to shareholders from net investment income	(0.11)		(0.19)	(0.22)	(0.19)	(0.21)		(0.06)

Distributions to shareholders from net realized gains	—		—	—	—	(0.05)		(0.12)

Distributions to shareholders from return of capital	—		(0.02)	(0.03)	—	(0.01)		(0.01)

Total distributions	(0.11)		(0.21)	(0.25)	(0.19)	(0.27)		(0.19)

Net asset value, end of period	$12.87		$11.78	$12.47	$9.68	$10.85		$9.89

Total Return(e)	10.18%		(3.80)%	31.49%	(9.00)%	12.56%		0.91%

Net assets, end of period (in 000’s)	$222		$181	$929	$279	$28		$25

Ratio of net expenses to average net assets	1.10	%(f)	1.09%	1.10%	1.13%	1.14%		0.95	%(f)

Ratio of total expenses to average net assets	1.20	%(f)	1.29%	1.26%	1.25%	6.05%		15.19	%(f)

Ratio of net investment income to average net assets	2.10	%(f)	0.86%	1.96%	1.95%	2.23	%(c)	1.63	%(f)

Portfolio turnover rate(g)	38%		57%	39%	67%	103%		59%

(a)	Commenced operations on June 27, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.77		$12.47	$9.69	$10.85	$9.89		$10.00

Net investment income(b)	0.13		0.18	0.23	0.22	0.26	(c)	0.09

Net realized and unrealized gain (loss)	1.08		(0.65)	2.82	(1.18)	0.99		—	(d)

Total from investment operations	1.21		(0.47)	3.05	(0.96)	1.25		0.09

Distributions to shareholders from net investment income	(0.12)		(0.19)	(0.24)	(0.20)	(0.22)		(0.07)

Distributions to shareholders from net realized gains	—		—	—	—	(0.06)		(0.12)

Distributions to shareholders from return of capital	—		(0.04)	(0.03)	—	(0.01)		(0.01)

Total distributions	(0.12)		(0.23)	(0.27)	(0.20)	(0.29)		(0.20)

Net asset value, end of period	$12.86		$11.77	$12.47	$9.69	$10.85		$9.89

Total Return(e)	10.25%		(3.64)%	31.63%	(8.88)%	12.74%		0.56%

Net assets, end of period (in 000’s)	$156,972		$160,304	$187,335	$183,306	$28		$25

Ratio of net expenses to average net assets	0.98	%(f)	0.98%	0.99%	0.98%	0.97%		1.65	%(f)

Ratio of total expenses to average net assets	1.07	%(f)	1.18%	1.11%	1.10%	5.88%		15.88	%(f)

Ratio of net investment income to average net assets	2.09	%(f)	1.57%	1.94%	2.17%	2.40	%(c)	0.93	%(f)

Portfolio turnover rate(g)	38%		57%	39%	67%	103%		59%

(a)	Commenced operations on June 27, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class R Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2016(a)
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.78		$12.48	$9.69	$10.85	$9.89		$10.00

Net investment income(b)	0.09		0.12	0.16	0.14	0.18	(c)	0.05

Net realized and unrealized gain (loss)	1.07		(0.66)	2.82	(1.16)	1.00		0.01

Total from investment operations	1.16		(0.54)	2.98	(1.02)	1.18		0.06

Distributions to shareholders from net investment income	(0.08)		(0.13)	(0.17)	(0.14)	(0.18)		(0.04)

Distributions to shareholders from net realized gains	—		—	—	—	(0.04)		(0.12)

Distributions to shareholders from return of capital	—		(0.03)	(0.02)	—	—	(d)	(0.01)

Total distributions	(0.08)		(0.16)	(0.19)	(0.14)	(0.22)		(0.17)

Net asset value, end of period	$12.86		$11.78	$12.48	$9.69	$10.85		$9.89

Total Return(e)	9.84%		(4.24)%	30.94%	(9.49)%	12.00%		0.82%

Net assets, end of period (in 000’s)	$35		$32	$33	$25	$28		$25

Ratio of net expenses to average net assets	1.59	%(f)	1.59%	1.61%	1.63%	1.64%		1.15	%(f)

Ratio of total expenses to average net assets	1.70	%(f)	1.82%	1.77%	1.75%	6.55%		15.38	%(f)

Ratio of net investment income to average net assets	1.55	%(f)	1.01%	1.42%	1.30%	1.74	%(c)	1.44	%(f)

Portfolio turnover rate(g)	38%		57%	39%	67%	103%		59%

(a)	Commenced operations on June 27, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.08 per share and 0.71% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Infrastructure Fund
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.76		$12.47	$9.68	$10.47

Net investment income(b)	0.18		0.21	0.23	0.12

Net realized and unrealized gain (loss)	1.03		(0.69)	2.83	(0.73)

Total from investment operations	1.21		(0.48)	3.06	(0.61)

Distributions to shareholders from net investment income	(0.12)		(0.17)	(0.24)	(0.18)

Distributions to shareholders from return of capital	—		(0.06)	(0.03)	—

Total distributions	—		(0.23)	(0.27)	(0.18)

Net asset value, end of period	$12.85		$11.76	$12.47	$9.68

Total Return(c)	10.26%		(3.72)%	31.77%	(5.91)%

Net assets, end of period (in 000’s)	$79,276		$12,085	$3,936	$2,278

Ratio of net expenses to average net assets	0.98	%(d)	0.98%	0.99%	0.98	%(d)

Ratio of total expenses to average net assets	1.07	%(d)	1.18%	1.12%	1.14	%(d)

Ratio of net investment income to average net assets	2.90	%(d)	1.77%	1.99%	1.68	%(d)

Portfolio turnover rate(e)	38%		57%	39%	67%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Notes to Financial Statements

June 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Global Infrastructure Fund (the “Fund”) is a non-diversified portfolio and currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class R6, Class R, and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R, and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT. The Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class-specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Net investment income distributions are declared and paid quarterly, and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

15

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the

16

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of June 30, 2021:

GLOBAL INFRASTRUCTURE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,605,984	$12,772,451	$—

Europe	7,268,272	55,990,376	—

North America	148,124,339	–	—

Oceania	–	11,723,318	—

Investment Company	3,411,446	–	—

Total	$160,410,041	$80,486,145	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party (fair value) service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

17

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended June 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate						Effective Net Management Rate*
First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
0.90%	0.81%	0.77%	0.75%	0.74%	0.90%	0.90%

*	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests. For the six months ended June 30, 2021, GSAM waived $1,544 of the Fund’s management fee.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

	Distribution and/or Service Plans Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plans	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2021, Goldman Sachs retained $21 for Class A Shares and did not retain any portion of the CDSC for Class C Shares for this Fund.

D.  Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Effective April 30, 2021, Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.01% of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Fund. Prior to April 30, 2021, Goldman Sachs waived a portion of its transfer agency fee equal to 0.02% of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.054%. This Other Expense limitation will remain in place through at least April 30, 2022 and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
$1,544	$128	$91,689	$93,361

G.  Line of Credit Facility — As of June 30, 2021, the Fund participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2021, the Fund did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

H.  Other Transactions with Affiliates — The following table provides information about the Fund’s investments in the Underlying Fund as of and for the six months ended June 30, 2020:

Underlying Fund	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2021	Shares as of June 30, 2021	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$2,834,469	$53,962,016	$(53,385,039)	$3,411,446	3,411,446	$638

As of June 30, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of approximately the following percentages with respect to each share class of the Fund (as applicable):

	Percentage of Share Class owned by Goldman Sachs, Inc.
Fund	Institutional	Investor	Class R
Global Infrastructure Fund	6%	18%	100%

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of June 30, 2021, the following Goldman Sachs Fund of Funds Portfolios and Goldman Sachs Global Tax-Aware Equity Portfolio were beneficial owners of 5% or more of total outstanding shares of the Fund:

Fund	Goldman Sachs Tax-Advantaged Global Equity	Goldman Sachs Satellite Strategies	Goldman Sachs Dynamic Global Equity	Goldman Sachs Growth Strategy	Goldman Sachs Growth and Income Strategy
Global Infrastructure Fund	25%	11%	6%	7%	7%

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2021, were $123,408,936 and $75,966,699.

6. TAX INFORMATION

As of December 31, 2020, the Fund’s capital loss carryforwards and certain timing differences on a tax basis were as follows:

Capital loss carryforwards:
Perpetual Short-Term	$(888,676)
Timing differences (Real Estate Investment Trusts)	$4,181

As of June 30, 2021, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$202,399,066
Gross unrealized gain	41,265,954
Gross unrealized loss	(2,768,834)
Net unrealized gains (losses) on securities	$38,497,120

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of partnership investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

7. OTHER RISKS (continued)

regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/ or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund

21

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

7. OTHER RISKS (continued)

invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Infrastructure Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	15,491	$186,646	19,509	$214,521
Reinvestment of distributions	303	3,903	556	6,297
Shares redeemed	(4,563)	(55,054)	(52,450)	(618,502)
	11,231	135,495	(32,385)	(397,684)
Class C Shares
Shares sold	528	6,249	3,679	42,098
Reinvestment of distributions	373	4,788	835	9,425
Shares redeemed	(270)	(3,237)	(140,458)	(1,691,394)
	631	7,800	(135,944)	(1,639,871)
Institutional Shares
Shares sold	63,104	769,997	551,603	6,402,366
Reinvestment of distributions	5,345	68,561	9,718	110,927
Shares redeemed	(45,937)	(581,937)	(88,408)	(991,768)
	22,512	256,621	472,913	5,521,525
Investor Shares
Shares sold	1,981	24,027	10,374	122,405
Reinvestment of distributions	145	1,862	279	3,176
Shares redeemed	(219)	(2,614)	(69,764)	(851,790)
	1,907	23,275	(59,111)	(726,209)
Class R6 Shares
Shares sold	1,153,316	13,353,450	1,962,813	22,933,180
Reinvestment of distributions	111,838	1,429,788	266,003	3,005,374
Shares redeemed	(2,675,833)	(32,636,302)	(3,628,004)	(41,650,565)
	(1,410,679)	(17,853,064)	(1,399,188)	(15,712,011)
Class R Shares
Reinvestment of distributions	17	217	38	436
	17	217	38	436
Class P Shares
Shares sold	5,172,406	64,738,727	766,138	9,006,494
Reinvestment of distributions	50,075	643,212	11,996	137,252
Shares redeemed	(80,617)	(1,035,842)	(66,684)	(755,932)
	5,141,864	64,346,097	711,450	8,387,814

NET INCREASE/(DECREASE)	3,767,483	$46,916,441	(442,227)	$(4,566,000)

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Liquidity Risk Management Program

The Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, the Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Fund Expenses — Six Month Period Ended June 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021, which represents a period of 181 days in a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Global Infrastructure Fund
Share Class	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021		Expenses Paid for the 6 months ended 6/30/2021*
Class A
Actual	$1,000.00	$1,100.57		$7.03
Hypothetical 5% return	1,000.00	1,018.10	+	6.76
Class C
Actual	1,000.00	1,096.92		10.87
Hypothetical 5% return	1,000.00	1,014.43	+	10.44
Institutional
Actual	1,000.00	1,102.17		5.16
Hypothetical 5% return	1,000.00	1,019.89	+	4.96
Investor
Actual	1,000.00	1,101.82		5.73
Hypothetical 5% return	1,000.00	1,019.34	+	5.51
Class R6
Actual	1,000.00	1,102.47		5.11
Hypothetical 5% return	1,000.00	1,019.93	+	4.91
Class R
Actual	1,000.00	1,098.43		8.27
Hypothetical 5% return	1,000.00	1,016.91	+	7.95
Class P
Actual	1,000.00	1,102.61		5.11
Hypothetical 5% return	1,000.00	1,019.93	+	4.91

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Global Infrastructure Fund	1.35%	2.09%	0.99%	1.10%	0.98%	1.59%	0.98%

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Global Infrastructure Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2020, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2021. The information on the Fund’s investment performance was provided for the one- and three-year

27

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

periods ending on the applicable dates. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-year period and in the fourth quartile for the one-year period, and had outperformed the Fund’s benchmark index for the three-year period and underperformed for the one-year period ended March 31, 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2020 and 2019, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for the Fund at the following annual percentage rates of the average daily net assets of the Fund:

First $1 billion	0.90%

Next $1 billion	0.81

Next $3 billion	0.77

Next $3 billion	0.75

Over $8 billion	0.74

28

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Fund; the Fund’s recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; the transfer agent’s undertaking to waive certain fees and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Fund; (d) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (i) the investment of cash in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (j) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (g) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2022.

29

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.09 trillion in assets under supervision as of June 30, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Clean Energy Income Fund
∎	Defensive Equity Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 28, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The report concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 250017-OTU-1459887 GBLINFRASAR-21

Goldman Sachs Funds

Semi-Annual Report	June 30, 2021

Real Estate Securities Funds
Global Real Estate Securities
International Real Estate Securities
Real Estate Securities

Goldman Sachs Real Estate Securities Funds

∎	GLOBAL REAL ESTATE SECURITIES

∎	INTERNATIONAL REAL ESTATE SECURITIES

∎	REAL ESTATE SECURITIES

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Global Real Estate Securities Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	FTSE EPRA Nareit Developed Index (Net, USD, Unhedged)[2]

Class A	15.57%	15.71%
Class C	15.17	15.71
Institutional	15.76	15.71
Investor	15.63	15.71
Class R6	15.80	15.71
Class R	15.40	15.71
Class P	15.81	15.71

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The FTSE EPRA Nareit Developed Index (Net, USD, Unhedged) is designed to track the performance of listed real estate companies and REITs worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs). The figures do not reflect any fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/21[3]

Holding	% of Net Assets	Subsectors	Country

Public Storage (REIT)	4.4%	Specialized	United States
Prologis, Inc. (REIT)	3.9	Industrial	United States
Vonovia SE	3.5	Real Estate Operating Companies	Germany
Simon Property Group, Inc. (REIT)	3.0	Retail	United States
AvalonBay Communities, Inc. (REIT)	2.7	Residential	United States
Alexandria Real Estate Equities, Inc. (REIT)	2.5	Office	United States
Digital Realty Trust, Inc. (REIT)	2.3	Specialized	United States
Invitation Homes, Inc. (REIT)	2.3	Residential	United States
Essex Property Trust, Inc. (REIT)	1.9	Residential	United States
Ventas, Inc. (REIT)	1.8	Health Care	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

1

FUND BASICS

FUND VS. BENCHMARK COUNTRY ALLOCATION[4]

As of June 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall country allocations may differ from percentages contained in the graph above. The percentage shown for each country reflects the value of investments in that country as a percentage of market value. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. Investments in the securities lending reinvestment vehicle represented 0.9% of the Fund’s net assets at June 30, 2021.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

International Real Estate Securities Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	FTSE EPRA Nareit Developed Ex US Real Estate Index (Net, USD, Unhedged)[2]

Class A	7.90%	9.01%
Class C	7.63	9.01
Institutional	8.22	9.01
Investor	8.09	9.01
Class R6	8.06	9.01
Class P	8.07	9.01

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The FTSE EPRA Nareit Developed Ex US Real Estate Index (Net, USD, Unhedged) is a subset of the FTSE EPRA Nareit Developed Index and is designed to track the performance of listed real estate companies and REITs. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs). The figures do not reflect any fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/21[3]

Holding	% of Total Net Assets	Line of Business	Country

Vonovia SE	9.3%	Real Estate Operating Companies	Germany
Mitsubishi Estate Co. Ltd.	3.8	Diversified	Japan
Segro plc (REIT)	3.7	Industrial	United Kingdom
CK Asset Holdings Ltd.	3.3	Real Estate Development	Hong Kong
Mitsui Fudosan Co. Ltd.	3.1	Diversified	Japan
Link REIT (REIT)	3.1	Retail	Hong Kong
Gecina SA (REIT)	3.0	Diversified	France
Castellum AB	2.8	Real Estate Operating Companies	Sweden
United Urban Investment Corp. (REIT)	2.7	Diversified	Japan
GLP J-REIT (REIT)	2.6	Industrial	Japan

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND VS. BENCHMARK COUNTRY ALLOCATION[5]

As of June 30, 2021

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall country allocations may differ from percentages contained in the graph above. The graph categorizes investments’ country of domicile as reported by Bloomberg; however, the country/grouping classifications used by the portfolio management team may differ from Bloomberg. The percentage shown for each country reflects the value of investments in that category as a percentage of market value. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Real Estate Securities Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	Wilshire U.S. Real Estate Securities Index[2]

Class A	22.21%	22.70%
Class C	22.66	22.70
Institutional	22.42	22.70
Service	22.13	22.70
Investor	22.29	22.70
Class R6	22.42	22.70
Class R	22.02	22.70
Class P	22.45	22.70

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Wilshire U.S. Real Estate Securities Index is an unmanaged market capitalization-weighted index comprised of publicly traded REITs and real estate operating companies. The figures do not reflect any fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/21[3]

Holding	% of Total Net Assets	Subsectors

Prologis, Inc. (REIT)	8.3%	Industrial
Public Storage (REIT)	7.0	Specialized
Equinix, Inc. (REIT)	6.9	Specialized
Simon Property Group, Inc. (REIT)	5.2	Retail
Digital Realty Trust, Inc. (REIT)	4.5	Specialized
AvalonBay Communities, Inc. (REIT)	4.5	Residential
Alexandria Real Estate Equities, Inc. (REIT)	3.7	Office
Invitation Homes, Inc. (REIT)	3.5	Residential
Essex Property Trust, Inc. (REIT)	3.5	Residential
Duke Realty Corp. (REIT)	3.1	Industrial

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of June 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Australia – 3.6%
85,697	Goodman Group (REIT) (Industrial)	$1,356,213
389,694	Ingenia Communities Group (REIT) (Residential)	1,789,078
184,065	NEXTDC Ltd. (Internet Services & Infrastructure)*	1,637,938
581,479	Scentre Group (REIT) (Retail)	1,189,893

		5,973,122

Belgium – 1.0%
42,519	Warehouses De Pauw CVA (REIT) (Industrial)	1,624,201

Canada – 2.9%
47,457	Canadian Apartment Properties REIT (REIT) (Residential)	2,225,073
138,687	Chartwell Retirement Residences (Health Care)	1,482,416
72,636	Summit Industrial Income REIT (REIT) (Industrial)	1,041,257

		4,748,746

China – 2.2%
16,932	GDS Holdings Ltd. ADR (Internet Services & Infrastructure)*	1,328,993
2,314,000	Shangri-La Asia Ltd. (Hotel)*	2,265,052

		3,594,045

France – 2.0%
14,484	Gecina SA (REIT) (Diversified)	2,219,119
46,054	Klepierre SA (REIT) (Retail)	1,186,524

		3,405,643

Germany – 5.0%
97,489	alstria office REIT-AG (REIT) (Office)	1,801,230
24,493	Instone Real Estate Group AG (Real Estate Development)(a)	737,446
90,804	Vonovia SE (Real Estate Operating Companies)	5,868,257

		8,406,933

Hong Kong – 3.9%
284,500	CK Asset Holdings Ltd. (Real Estate Development)	1,958,218
206,700	Link REIT (REIT) (Retail)	1,999,893
865,000	Swire Properties Ltd. (Real Estate Operating Companies)	2,576,556

		6,534,667

Ireland – 0.4%
147,016	Dalata Hotel Group plc (Hotel)*	669,973

Japan – 10.8%
1,136	Hulic Reit, Inc. (REIT) (Diversified)	1,911,946
1,466	Japan Metropolitan Fund Invest (REIT) (Retail)	1,589,101

Common Stocks – (continued)
Japan – (continued)
126,200	Keihanshin Building Co. Ltd. (Real Estate Operating Companies)	1,546,884
217	Kenedix Office Investment Corp. (REIT) (Office)	1,528,287
276	Kenedix Retail REIT Corp. (REIT) (Retail)	746,330
174,800	Mitsubishi Estate Co. Ltd. (Diversified)	2,825,393
89,500	Mitsui Fudosan Co. Ltd. (Diversified)	2,069,569
259	Mitsui Fudosan Logistics Park, Inc. (REIT) (Industrial)	1,380,152
154	Nippon Prologis REIT, Inc. (REIT) (Industrial)	489,738
23,000	Open House Co. Ltd. (Homebuilding)	1,080,764
746	Sankei Real Estate, Inc. (REIT) (Office)	896,240
1,386	United Urban Investment Corp. (REIT) (Diversified)	2,001,792

		18,066,196

Netherlands – 0.7%
57,502	CTP NV (Real Estate Operating Companies)*(a)	1,160,503

Singapore – 1.6%
732,600	Ascendas India Trust (Real Estate Operating Companies)	757,990
561,900	Ascendas REIT (REIT) (Industrial)	1,234,786
2,227,400	ESR-REIT (REIT) (Industrial)	680,112

		2,672,888

Spain – 1.5%
20,873	Cellnex Telecom SA (Integrated Telecommunication Services)(a)	1,331,307
114,018	Merlin Properties Socimi SA (REIT) (Diversified)	1,179,729

		2,511,036

Sweden – 1.3%
83,933	Castellum AB (Real Estate Operating Companies)(b)	2,137,029

United Kingdom – 5.6%
68,063	Big Yellow Group plc (REIT) (Specialized)	1,229,448
378,811	Capital & Counties Properties plc (REIT) (Retail)*	846,310
19,941	Derwent London plc (REIT) (Office)	914,675
198,726	Segro plc (REIT) (Industrial)	3,008,370
1,033,043	Tritax EuroBox plc (Diversified)(a)	1,538,513
115,760	UNITE Group plc (The) (REIT) (Residential)	1,719,805

		9,257,121

United States – 56.1%
22,654	Alexandria Real Estate Equities, Inc. (REIT) (Office)	4,121,669

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
9,605	American Tower Corp. (REIT) (Specialized)	$2,594,695
35,213	Americold Realty Trust (REIT) (Industrial)	1,332,812
21,919	AvalonBay Communities, Inc. (REIT) (Residential)	4,574,276
18,777	Boston Properties, Inc. (REIT) (Office)	2,151,656
21,930	Camden Property Trust (REIT) (Residential)	2,909,453
11,039	CoreSite Realty Corp. (REIT) (Specialized)	1,485,849
33,907	Cousins Properties, Inc. (REIT) (Office)	1,247,099
59,673	CubeSmart (REIT) (Specialized)	2,764,053
25,182	Digital Realty Trust, Inc. (REIT) (Specialized)	3,788,884
59,721	Duke Realty Corp. (REIT) (Industrial)	2,827,789
13,791	EastGroup Properties, Inc. (REIT) (Industrial)	2,267,930
1,245	Equinix, Inc. (REIT) (Specialized)	999,237
39,366	Equity LifeStyle Properties, Inc. (REIT) (Residential)	2,925,287
16,087	Equity Residential (REIT) (Residential)	1,238,699
10,548	Essex Property Trust, Inc. (REIT) (Residential)	3,164,505
15,356	Federal Realty Investment Trust (REIT) (Retail)	1,799,263
88,007	Healthpeak Properties, Inc. (REIT) (Health Care)	2,929,753
22,664	Highwoods Properties, Inc. (REIT) (Office)	1,023,733
159,958	Host Hotels & Resorts, Inc. (REIT) (Hotel)*	2,733,682
37,640	Hudson Pacific Properties, Inc. (REIT) (Office)	1,047,145
101,426	Invitation Homes, Inc. (REIT) (Residential)	3,782,176
15,936	Kilroy Realty Corp. (REIT) (Office)	1,109,783
22,668	MGM Growth Properties LLC Class A (REIT) (Hotel)	830,102
38,976	Pebblebrook Hotel Trust (REIT) (Hotel)	917,885
54,165	Prologis, Inc. (REIT) (Industrial)	6,474,342
24,595	Public Storage (REIT) (Specialized)	7,395,472
19,298	Realty Income Corp. (REIT) (Retail)	1,287,949
37,704	Regency Centers Corp. (REIT) (Retail)	2,415,695
68,105	RLJ Lodging Trust (REIT) (Hotel)	1,037,239
12,533	Ryman Hospitality Properties, Inc. (REIT) (Hotel)*	989,606
4,574	SBA Communications Corp. (REIT) (Specialized)	1,457,734
37,692	Simon Property Group, Inc. (REIT) (Retail)	4,918,052
56,509	SITE Centers Corp. (REIT) (Retail)	851,026
20,904	STORE Capital Corp. (REIT) (Diversified)	721,397
4,860	Sun Communities, Inc. (REIT) (Residential)	833,004

Common Stocks – (continued)
United States – (continued)
16,431	Terreno Realty Corp. (REIT) (Industrial)	1,060,128
53,333	Ventas, Inc. (REIT) (Health Care)	3,045,314
20,786	Vornado Realty Trust (REIT) (Office)	970,083
33,088	Welltower, Inc. (REIT) (Health Care)	2,749,613
8,988	WP Carey, Inc. (REIT) (Diversified)	670,685

		93,444,754

TOTAL COMMON STOCKS
(Cost $127,160,594)		$164,206,857

Shares	Dividend Rate	Value

Investment Company(c) – 1.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,592,735	0.026%	$1,592,735
(Cost $1,592,735)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $128,753,329)		$165,799,592

Securities Lending Reinvestment Vehicle(c) – 0.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,541,853	0.026%	$1,541,853
(Cost $1,541,853)

TOTAL INVESTMENTS – 100.5%
(Cost $130,295,182)		$167,341,445

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(757,617)

NET ASSETS – 100.0%		$166,583,828

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CVA	—Dutch Certification
REIT	—Real Estate Investment Trust

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Australia – 8.0%
82,836	Goodman Group (REIT) (Industrial)	$1,310,936
254,738	Ingenia Communities Group (REIT) (Residential)	1,169,497
96,687	Mirvac Group (REIT) (Diversified)	210,812
75,284	NEXTDC Ltd. (Internet Services & Infrastructure)*	669,929
359,974	Scentre Group (REIT) (Retail)	736,623

		4,097,797

Belgium – 1.6%
21,813	Warehouses De Pauw CVA (REIT) (Industrial)	833,244

Canada – 7.3%
22,286	Allied Properties REIT (REIT) (Office)	809,926
27,826	Canadian Apartment Properties REIT (REIT) (Residential)	1,304,652
52,418	Chartwell Retirement Residences (Health Care)	560,292
72,388	Summit Industrial Income REIT (REIT) (Industrial)	1,037,702

		3,712,572

China – 3.6%
7,381	GDS Holdings Ltd. ADR (Internet Services & Infrastructure)*	579,335
1,268,000	Shangri-La Asia Ltd. (Hotel)*	1,241,178

		1,820,513

France – 5.0%
9,958	Gecina SA (REIT) (Diversified)	1,525,682
39,341	Klepierre SA (REIT) (Retail)	1,013,572

		2,539,254

Germany – 12.7%
69,596	alstria office REIT-AG (REIT) (Office)	1,285,872
14,237	Instone Real Estate Group AG (Real Estate Development)(a)	428,654
73,895	Vonovia SE (Real Estate Operating Companies)	4,775,504

		6,490,030

Hong Kong – 10.4%
248,000	CK Asset Holdings Ltd. (Real Estate Development)	1,706,988
162,400	Link REIT (REIT) (Retail)	1,571,275
56,975	Sun Hung Kai Properties Ltd. (Diversified)	846,760
401,000	Swire Properties Ltd. (Real Estate Operating Companies)	1,194,450

		5,319,473

Ireland – 0.4%
49,499	Dalata Hotel Group plc (Hotel)*	225,574

Common Stocks – (continued)
Japan – 24.9%
101	Comforia Residential REIT, Inc. (REIT) (Residential)	318,164
766	GLP J-REIT (REIT) (Industrial)	1,321,082
459	Hulic Reit, Inc. (REIT) (Diversified)	772,521
667	Japan Metropolitan Fund Invest (REIT) (Retail)	723,008
45,300	Keihanshin Building Co. Ltd. (Real Estate Operating Companies)	555,260
97	Kenedix Office Investment Corp. (REIT) (Office)	683,151
163	Kenedix Retail REIT Corp. (REIT) (Retail)	440,768
121,100	Mitsubishi Estate Co. Ltd. (Diversified)	1,957,409
69,400	Mitsui Fudosan Co. Ltd. (Diversified)	1,604,783
90	Mitsui Fudosan Logistics Park, Inc. (REIT) (Industrial)	479,590
170	Nippon Prologis REIT, Inc. (REIT) (Industrial)	540,620
10,400	Open House Co. Ltd. (Homebuilding)	488,693
495	Sankei Real Estate, Inc. (REIT) (Office)	594,690
24,500	Sumitomo Realty & Development Co. Ltd. (Diversified)	876,237
959	United Urban Investment Corp. (REIT) (Diversified)	1,385,078

		12,741,054

Netherlands – 0.7%
18,081	CTP NV (Real Estate Operating Companies)*(a)	364,910

Singapore – 4.2%
441,000	Ascendas India Trust (Real Estate Operating Companies)	456,284
264,900	Ascendas REIT (REIT) (Industrial)	582,123
70,925	CapitaLand Ltd. (Diversified)	195,911
1,078,200	ESR-REIT (REIT) (Industrial)	329,217
318,000	Keppel DC REIT (REIT) (Specialized)	589,383

		2,152,918

Spain – 2.5%
10,940	Cellnex Telecom SA (Integrated Telecommunication Services)(a)	697,767
58,662	Merlin Properties Socimi SA (REIT) (Diversified)	606,968

		1,304,735

Sweden – 2.8%
56,941	Castellum AB (Real Estate Operating Companies)	1,449,782

Switzerland – 2.2%
8,923	PSP Swiss Property AG (Registered) (Real Estate Operating Companies)	1,133,033

United Kingdom – 13.4%
59,655	Big Yellow Group plc (REIT) (Specialized)	1,077,571

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
165,480	Capital & Counties Properties plc (REIT) (Retail)*	$369,703
18,120	Derwent London plc (REIT) (Office)	831,148
125,183	Segro plc (REIT) (Industrial)	1,895,055
267,632	Tritax Big Box REIT plc (REIT) (Industrial)	727,147
542,630	Tritax EuroBox plc (Diversified)(a)	808,140
75,962	UNITE Group plc (The) (REIT) (Residential)	1,128,540

		6,837,304

TOTAL COMMON STOCKS
(Cost $46,861,192)		$51,022,193

Shares	Dividend Rate	Value

Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
13	0.026%	$13
(Cost $13)

TOTAL INVESTMENTS – 99.7%
(Cost $46,861,205)		$51,022,206

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		152,406

NET ASSETS – 100.0%		$51,174,612

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CVA	—Dutch Certification
REIT	—Real Estate Investment Trust

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Health Care – 8.7%
125,237	Healthpeak Properties, Inc. (REIT)	$4,169,140
82,022	Ventas, Inc. (REIT)	4,683,456
58,219	Welltower, Inc. (REIT)	4,837,999

		13,690,595

Hotel – 5.3%
261,497	Host Hotels & Resorts, Inc. (REIT)*	4,468,984
53,566	Pebblebrook Hotel Trust (REIT)	1,261,479
63,055	RLJ Lodging Trust (REIT)	960,328
21,868	Ryman Hospitality Properties, Inc. (REIT)*	1,726,697

		8,417,488

Industrial – 14.9%
25,611	Americold Realty Trust (REIT)	969,376
103,926	Duke Realty Corp. (REIT)	4,920,896
19,760	EastGroup Properties, Inc. (REIT)	3,249,532
109,224	Prologis, Inc. (REIT)	13,055,545
19,843	Terreno Realty Corp. (REIT)	1,280,270

		23,475,619

Office – 13.7%
32,371	Alexandria Real Estate Equities, Inc. (REIT)	5,889,580
37,024	Boston Properties, Inc. (REIT)	4,242,580
72,695	Cousins Properties, Inc. (REIT)	2,673,722
60,207	Highwoods Properties, Inc. (REIT)	2,719,550
63,686	Hudson Pacific Properties, Inc. (REIT)	1,771,745
36,656	Kilroy Realty Corp. (REIT)	2,552,724
40,426	Vornado Realty Trust (REIT)	1,886,681

		21,736,582

Residential – 20.2%
33,803	AvalonBay Communities, Inc. (REIT)	7,054,348
29,527	Camden Property Trust (REIT)	3,917,347
58,301	Equity LifeStyle Properties, Inc. (REIT)	4,332,347
40,432	Equity Residential (REIT)	3,113,264
18,268	Essex Property Trust, Inc. (REIT)	5,480,583
148,695	Invitation Homes, Inc. (REIT)	5,544,837
13,740	Sun Communities, Inc. (REIT)	2,355,036

		31,797,762

Retail – 9.7%
21,807	Federal Realty Investment Trust (REIT)	2,555,126
48,780	Regency Centers Corp. (REIT)	3,125,335
63,036	Simon Property Group, Inc. (REIT)	8,224,937
90,786	SITE Centers Corp. (REIT)	1,367,237

		15,272,635

Specialized – 26.3%
10,254	American Tower Corp. (REIT)	2,770,016
17,282	CoreSite Realty Corp. (REIT)	2,326,157
75,145	CubeSmart (REIT)	3,480,716
47,286	Digital Realty Trust, Inc. (REIT)	7,114,652
13,628	Equinix, Inc. (REIT)	10,937,833
12,338	Extra Space Storage, Inc. (REIT)	2,021,211

Common Stocks – (continued)
Specialized – (continued)
36,489	Public Storage (REIT)	10,971,877
5,371	SBA Communications Corp. (REIT)	1,711,738

		41,334,200

TOTAL COMMON STOCKS
(Cost $104,251,841)		$155,724,881

Shares	Dividend Rate	Value

Investment Company(a) – 0.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
949,036	0.026%	$949,036
(Cost $949,036)

TOTAL INVESTMENTS – 99.4%
(Cost $105,200,877)		$156,673,917

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		906,461

NET ASSETS – 100.0%		$157,580,378

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	Global Real Estate Securities Fund	International Real Estate Securities Fund	Real Estate Securities Fund
Assets:
Investments in unaffiliated issuers, at value (cost $127,160,594, $46,861,192 and $104,251,841)(a)	$164,206,857	$51,022,193	$155,724,881
Investments in affiliated issuers, at value (cost $1,592,735, $13 and $949,036)	1,592,735	13	949,036
Investments in affiliated securities lending reinvestment vehicle, at value (cost $1,541,853, $0 and $0)	1,541,853	—	—
Cash	571,353	32,938	682,512
Foreign currencies, at value (cost $121,606, $153,663 and $0)	121,209	151,028	—
Receivables:
Due from custodian	838,128	—	—
Dividends	423,012	81,638	448,881
Foreign tax reclaims	146,532	74,914	—
Fund shares sold	90,000	—	61,715
Reimbursement from investment adviser	34,091	31,547	32,433
Securities lending income	257	51	—
Due from broker	—	34,836	—
Other assets	38,986	38,175	47,170
Total assets	169,605,013	51,467,333	157,946,628

Liabilities:
Payables:
Payable upon return of securities loaned	1,541,853	—	—
Investments purchased	838,112	—	—
Fund shares redeemed	305,558	6,680	47,980
Management fees	129,318	41,167	113,860
Distribution and Service fees and Transfer Agency fees	4,297	2,076	13,559
Accrued expenses	202,047	242,798	190,851
Total liabilities	3,021,185	292,721	366,250

Net Assets:
Paid-in capital	136,939,210	59,838,418	98,342,503
Total distributable earnings (loss)	29,644,618	(8,663,806)	59,237,875
NET ASSETS	$166,583,828	$51,174,612	$157,580,378
Net Assets:
Class A	$77,018	$2,150,231	$21,412,812
Class C	57,808	30,219	1,246,662
Institutional	2,579,200	5,756,740	37,401,082
Service	—	—	863,758
Investor	36,530	73,741	2,590,057
Class R6	116,066,360	77,149	452,372
Class R	35,480	—	947,796
Class P	47,731,432	43,086,532	92,665,839
Total Net Assets	$166,583,828	$51,174,612	$157,580,378
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	6,546	313,954	1,598,635
Class C	4,951	4,369	99,699
Institutional	219,137	871,515	2,664,819
Service	—	—	63,777
Investor	3,111	10,867	190,724
Class R6	9,880,752	11,693	32,229
Class R	3,028	—	71,876
Class P	4,065,842	6,539,090	6,606,488
Net asset value, offering and redemption price per share:(b)
Class A	$11.77	$6.85	$13.39
Class C	11.68	6.92	12.50
Institutional	11.77	6.61	14.04
Service	—	—	13.54
Investor	11.74	6.79	13.58
Class R6	11.75	6.60	14.04
Class R	11.72	—	13.19
Class P	11.74	6.59	14.03

(a)	Includes loaned securities having a market value of $1,433,095 for the Global Real Estate Securities Fund.
(b)	Maximum public offering price per share for Class A Shares of the Global Real Estate Securities, International Real Estate Securities and Real Estate Securities Funds is $12.46, $7.25 and $14.17, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

		Global Real Estate Securities Fund	International Real Estate Securities Fund	Real Estate Securities Fund
	Investment income:

	Dividends — unaffiliated issuers (net of foreign taxes withheld of $15,915, $50,836 and $0)	$2,052,865	$794,629	$1,407,964

	Securities lending income — affiliated issuer	4,450	1,855	—

	Dividends — affiliated issuers	171	97	242

Other income		—	46,992	—

	Total investment income	2,057,486	843,573	1,408,206

	Expenses:

	Management fees	776,647	242,640	595,498

	Custody, accounting and administrative services	62,676	59,247	47,930

	Registration fees	55,974	32,954	48,697

	Professional fees	55,431	62,704	51,225

	Transfer Agency fees(a)	25,294	9,321	37,806

	Printing and mailing costs	22,399	17,513	26,141

	Trustee fees	9,542	9,446	9,498

	Distribution and Service (12b-1) fees(a)	367	2,707	32,688

	Service fees — Class C	67	56	1,583

	Shareholder administration fees — Service Shares	—	—	1,144

	Other	11,330	23,654	17,449

	Total expenses	1,019,727	460,242	869,659

	Less — expense reductions	(214,826)	(205,200)	(199,351)

	Net expenses	804,901	255,042	670,308

	NET INVESTMENT INCOME	1,252,585	588,531	737,898

	Realized and unrealized gain (loss):

	Net realized gain (loss) from:

	Investments — unaffiliated issuers	9,890,616	1,615,025	5,398,491

	Foreign currency transactions	(3,407)	(5,504)	—

	Net change in unrealized gain (loss) on:

	Investments — unaffiliated issuers	12,614,922	1,817,369	21,796,816

	Foreign currency translation	(11,495)	(10,431)	—

	Net realized and unrealized gain	22,490,636	3,416,459	27,195,307

	NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,743,221	$4,004,990	$27,933,205

(a)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or (12b-1) Service Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Global Real Estate Securities	$86	$200	$—	$81	$55	$43	$476	$—	$27	$18,534	$26	$6,133
International Real Estate Securities	2,540	167	—	—	1,626	36	1,054	—	56	8	—	6,541
Real Estate Securities	24,549	4,750	1,144	2,245	15,712	1,013	6,176	183	1,857	101	719	12,045

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Changes in Net Assets

	Global Real Estate Securities Fund		International Real Estate Securities Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020
From operations:

Net investment income	$1,252,585	$2,879,734	$588,531	$1,121,046

Net realized gain (loss)	9,887,209	(10,696,841)	1,609,521	(2,625,472)

Net change in unrealized gain (loss)	12,603,427	(9,358,626)	1,806,938	(4,726,434)
Net increase (decrease) in net assets resulting from operations	23,743,221	(17,175,733)	4,004,990	(6,230,860)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(494)	(609)	(34,286)	(15,239)

Class C Shares	(220)	(383)	(284)	(232)

Institutional Shares	(20,554)	(31,174)	(104,566)	(60,522)

Investor Shares	(272)	(436)	(1,264)	(870)

Class R6 Shares	(970,439)	(2,372,452)	(1,411)	(120)

Class R Shares	(188)	(323)	—	—

Class P Shares	(377,251)	(453,308)	(788,584)	(532,922)

Return of capital

Class A Shares	—	(36)	—	—

Class C Shares	—	(41)	—	—

Institutional Shares	—	(1,508)	—	—

Investor Shares	—	(22)	—	—

Class R6 Shares	—	(116,461)	—	—

Class R Shares	—	(22)	—	—

Class P Shares	—	(22,783)	—	—
Total distributions to shareholders	(1,369,418)	(2,999,558)	(930,395)	(609,905)

From share transactions:

Proceeds from sales of shares	19,419,304	41,090,365	1,954,264	19,591,950

Reinvestment of distributions	1,369,418	2,999,558	929,618	609,717

Cost of shares redeemed	(56,357,765)	(82,690,864)	(6,592,426)	(41,602,561)

Net decrease in net assets resulting from share transactions	(35,569,043)	(38,600,941)	(3,708,544)	(21,400,894)

TOTAL DECREASE	(13,195,240)	(58,776,232)	(633,949)	(28,241,659)

Net Assets:
Beginning of period	179,779,068	238,555,300	51,808,561	80,050,220

End of period	$166,583,828	$179,779,068	$51,174,612	$51,808,561

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Changes in Net Assets (continued)

	Real Estate Securities Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020
From operations:

Net investment income	$737,898	$1,745,185

Net realized gain	5,398,491	12,433,337

Net change in unrealized gain (loss)	21,796,816	(26,856,048)

Net increase (decrease) in net assets resulting from operations	27,933,205	(12,677,526)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(136,297)	(1,884,068)

Class C Shares	(4,201)	(137,431)

Institutional Shares	(283,552)	(2,203,861)

Service Shares	(4,907)	(90,056)

Investor Shares	(18,824)	(230,536)

Class R6 Shares	(3,393)	(101,806)

Class R Shares	(5,004)	(86,660)

Class P Shares	(692,430)	(6,634,674)

Total distributions to shareholders	(1,148,608)	(11,369,092)

From share transactions:

Proceeds from sales of shares	21,990,041	30,451,351

Reinvestment of distributions	1,138,503	11,186,191

Cost of shares redeemed	(11,721,590)	(56,542,166)

Net increase (decrease) in net assets resulting from share transactions	11,406,954	(14,904,624)

TOTAL INCREASE (DECREASE)	38,191,551	(38,951,242)

Net Assets:

Beginning of period	119,388,827	158,340,069

End of period	$157,580,378	$119,388,827

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.25		$11.14	$9.79	$10.64	$10.05	$10.44

Net investment income(a)	0.07		0.12	0.17	0.19	0.21	0.17

Net realized and unrealized gain (loss)	1.53		(0.88)	2.01	(0.79)	0.63	(0.08)

Total from investment operations	1.60		(0.76)	2.18	(0.60)	0.84	0.09

Distributions to shareholders from net investment income	(0.08)		(0.10)	(0.53)	(0.20)	(0.25)	(0.29)

Distributions to shareholders from net realized gains	—		(0.02)	(0.30)	—	— (b)	(0.17)

Distributions to shareholders from return of capital	—		(0.01)	—	(0.05)	—	(0.02)

Total distributions	(0.08)		(0.13)	(0.83)	(0.25)	(0.25)	(0.48)

Net asset value, end of period	$11.77		$10.25	$11.14	$9.79	$10.64	$10.05

Total return(c)	15.57%		(6.63)%	22.47%	(5.77)%	8.50%	0.82%

Net assets, end of period (in 000s)	$77		$50	$54	$905	$1,768	$32

Ratio of net expenses to average net assets	1.34	%(d)	1.35%	1.36%	1.37%	1.39%	1.44%

Ratio of total expenses to average net assets	1.60	%(d)	1.60%	1.52%	1.52%	1.59%	4.34%

Ratio of net investment income to average net assets	1.26	%(d)	1.21%	1.55%	1.85%	2.03%	1.57%

Portfolio turnover rate(e)	36%		75%	42%	67%	58%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.18		$11.09	$9.79	$10.64	$10.04	$10.43

Net investment income(a)	0.02		0.04	0.11	0.12	0.12	0.10

Net realized and unrealized gain (loss)	1.52		(0.87)	1.98	(0.80)	0.65	(0.09)

Total from investment operations	1.54		(0.83)	2.09	(0.68)	0.77	0.01

Distributions to shareholders from net investment income	(0.04)		(0.05)	(0.49)	(0.12)	(0.17)	(0.21)

Distributions to shareholders from net realized gains	—		(0.02)	(0.30)	—	— (b)	(0.17)

Distributions to shareholders from return of capital	—		(0.01)	—	(0.05)	—	(0.02)

Total distributions	(0.04)		(0.08)	(0.79)	(0.17)	(0.17)	(0.40)

Net asset value, end of period	$11.68		$10.18	$11.09	$9.79	$10.64	$10.04

Total return(c)	15.17%		(7.39)%	21.60%	(6.45)%	7.72%	0.11%

Net assets, end of period (in 000s)	$58		$50	$66	$27	$28	$36

Ratio of net expenses to average net assets	2.09	%(d)	2.10%	2.11%	2.12%	2.15%	2.15%

Ratio of total expenses to average net assets	2.35	%(d)	2.34%	2.29%	2.27%	2.79%	5.31%

Ratio of net investment income to average net assets	0.42	%(d)	0.45%	0.96%	1.20%	1.15%	0.93%

Portfolio turnover rate(e)	36%		75%	42%	67%	58%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.25		$11.13	$9.82	$10.66	$10.06	$10.44

Net investment income (loss)(a)	0.08		0.15	0.22	(0.03)	0.24	0.24

Net realized and unrealized gain (loss)	1.53		(0.87)	2.00	(0.54)	0.65	(0.10)

Total from investment operations	1.61		(0.72)	2.22	(0.57)	0.89	0.14

Distributions to shareholders from net investment income	(0.09)		(0.13)	(0.61)	(0.22)	(0.29)	(0.32)

Distributions to shareholders from net realized gains	—		(0.02)	(0.30)	—	— (b)	(0.17)

Distributions to shareholders from return of capital	—		(0.01)	—	(0.05)	—	(0.03)

Total distributions	(0.09)		(0.16)	(0.91)	(0.27)	(0.29)	(0.52)

Net asset value, end of period	$11.77		$10.25	$11.13	$9.82	$10.66	$10.06

Total return(c)	15.76%		(6.26)%	22.91%	(5.41)%	8.96%	1.30%

Net assets, end of period (in 000s)	$2,579		$2,150	$2,131	$1,855	$338,527	$27,663

Ratio of net expenses to average net assets	0.97	%(d)	0.97%	0.97%	1.00%	1.00%	1.00%

Ratio of total expenses to average net assets	1.23	%(d)	1.22%	1.15%	1.18%	1.24%	2.82%

Ratio of net investment income (loss) to average net assets	1.55	%(d)	1.60%	1.98%	(0.26)%	2.31%	2.23%

Portfolio turnover rate(e)	36%		75%	42%	67%	58%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Investor Shares(a)
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.23		$11.11	$9.80	$10.65	$10.05	$10.44

Net investment income(b)	0.08		0.14	0.21	0.23	0.22	0.20

Net realized and unrealized gain (loss)	1.52		(0.87)	2.00	(0.81)	0.65	(0.09)

Total from investment operations	1.60		(0.73)	2.21	(0.58)	0.87	0.11

Distributions to shareholders from net investment income	(0.09)		(0.12)	(0.60)	(0.22)	(0.27)	(0.31)

Distributions to shareholders from net realized gains	—		(0.02)	(0.30)	—	— (c)	(0.17)

Distributions to shareholders from return of capital	—		(0.01)	—	(0.05)	—	(0.02)

Total distributions	(0.09)		(0.15)	(0.90)	(0.27)	(0.27)	(0.50)

Net asset value, end of period	$11.74		$10.23	$11.11	$9.80	$10.65	$10.05

Total return(d)	15.63%		(6.37)%	22.79%	(5.50)%	8.80%	1.05%

Net assets, end of period (in 000s)	$37		$32	$34	$27	$29	$27

Ratio of net expenses to average net assets	1.09	%(e)	1.10%	1.11%	1.12%	1.15%	1.15%

Ratio of total expenses to average net assets	1.35	%(e)	1.34%	1.29%	1.27%	1.75%	4.22%

Ratio of net investment income to average net assets	1.42	%(e)	1.45%	1.85%	2.20%	2.13%	1.85%

Portfolio turnover rate(f)	36%		75%	42%	67%	58%	60%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.23		$11.11	$9.80	$10.66	$10.06	$10.44

Net investment income(a)	0.08		0.15	0.21	0.29	0.24	0.21

Net realized and unrealized gain (loss)	1.53		(0.87)	2.01	(0.86)	0.65	(0.07)

Total from investment operations	1.61		(0.72)	2.22	(0.57)	0.89	0.14

Distributions to shareholders from net investment income	(0.09)		(0.13)	(0.61)	(0.24)	(0.29)	(0.33)

Distributions to shareholders from net realized gains	—		(0.02)	(0.30)	—	— (b)	(0.17)

Distributions to shareholders from return of capital	—		(0.01)	—	(0.05)	—	(0.02)

Total distributions	(0.09)		(0.16)	(0.91)	(0.29)	(0.29)	(0.52)

Net asset value, end of period	$11.75		$10.23	$11.11	$9.80	$10.66	$10.06

Total return(c)	15.80%		(6.27)%	22.97%	(5.44)%	8.97%	1.31%

Net assets, end of period (in 000s)	$116,066		$144,290	$193,139	$259,662	$29	$27

Ratio of net expenses to average net assets	0.96	%(d)	0.96%	0.96%	0.97%	0.99%	0.98%

Ratio of total expenses to average net assets	1.22	%(d)	1.20%	1.14%	1.11%	1.59%	4.05%

Ratio of net investment income to average net assets	1.46	%(d)	1.58%	1.90%	2.76%	2.29%	2.02%

Portfolio turnover rate(e)	36%		75%	42%	67%	58%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class R Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.21		$11.10	$9.80	$10.65	$10.05	$10.44

Net investment income(a)	0.05		0.09	0.15	0.18	0.17	0.14

Net realized and unrealized gain (loss)	1.52		(0.87)	1.99	(0.81)	0.65	(0.08)

Total from investment operations	1.57		(0.78)	2.14	(0.63)	0.82	0.06

Distributions to shareholders from net investment income	(0.06)		(0.08)	(0.54)	(0.17)	(0.22)	(0.26)

Distributions to shareholders from net realized gains	—		(0.02)	(0.30)	—	— (b)	(0.17)

Distributions to shareholders from return of capital	—		(0.01)	—	(0.05)	—	(0.02)

Total distributions	(0.06)		(0.11)	(0.84)	(0.22)	(0.22)	(0.45)

Net asset value, end of period	$11.72		$10.21	$11.10	$9.80	$10.65	$10.05

Total return(c)	15.40%		(6.83)%	22.10%	(5.97)%	8.26%	0.57%

Net assets, end of period (in 000s)	$35		$31	$33	$27	$29	$27

Ratio of net expenses to average net assets	1.59	%(d)	1.60%	1.61%	1.62%	1.65%	1.65%

Ratio of total expenses to average net assets	1.85	%(d)	1.84%	1.79%	1.77%	2.25%	4.73%

Ratio of net investment income to average net assets	0.92	%(d)	0.95%	1.35%	1.70%	1.63%	1.35%

Portfolio turnover rate(e)	36%		75%	42%	67%	58%	60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Global Real Estate Securities Fund
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		April 17, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$10.22		$11.11	$9.80	$10.30

Net investment income(a)	0.09		0.15	0.22	0.23

Net realized and unrealized gain (loss)	1.52		(0.88)	2.01	(0.50)

Total from investment operations	1.61		(0.73)	2.23	(0.27)

Distributions to shareholders from net investment income	(0.09)		(0.13)	(0.62)	(0.18)

Distributions to shareholders from net realized gains	—		(0.02)	(0.30)	—

Distributions to shareholders from return of capital	—		(0.01)	—	(0.05)

Total distributions	(0.09)		(0.16)	(0.92)	(0.23)

Net asset value, end of period	$11.74		$10.22	$11.11	$9.80

Total return(b)	15.81%		(6.36)%	22.98%	(2.69)%

Net assets, end of period (in 000s)	$47,731		$33,176	$43,099	$39,405

Ratio of net expenses to average net assets	0.96	%(c)	0.96%	0.96%	0.96	%(c)

Ratio of total expenses to average net assets	1.22	%(c)	1.20%	1.14%	1.11	%(c)

Ratio of net investment income to average net assets	1.62	%(c)	1.56%	1.98%	3.15	%(c)

Portfolio turnover rate(d)	36%		75%	42%	67%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Real Estate Securities Fund
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.45		$6.66	$5.90	$6.48	$5.73	$6.09

Net investment income(a)	0.07		0.09	0.11	0.13	0.12	0.12

Net realized and unrealized gain (loss)	0.44		(0.26)	1.08	(0.59)	0.89	(0.23)

Total from investment operations	0.51		(0.17)	1.19	(0.46)	1.01	(0.11)

Distributions to shareholders from net investment income	(0.11)		(0.04)	(0.43)	(0.12)	(0.26)	(0.25)

Net asset value, end of period	$6.85		$6.45	$6.66	$5.90	$6.48	$5.73

Total return(b)	7.90%		(2.42)%	20.38%	(7.19)%	17.89%	(1.84)%

Net assets, end of period (in 000s)	$2,150		$2,005	$2,888	$3,081	$4,377	$5,400

Ratio of net expenses to average net assets	1.36	%(c)	1.37%	1.38%	1.38%	1.39%	1.39%

Ratio of total expenses to average net assets	2.16	%(c)	2.17%	1.89%	1.76%	1.70%	1.62%

Ratio of net investment income to average net assets	1.88	%(c)	1.62%	1.72%	2.04%	2.02%	1.90%

Portfolio turnover rate(d)	20%		55%	30%	43%	38%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Real Estate Securities Fund
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.49		$6.72	$5.94	$6.50	$5.73	$6.09

Net investment income(a)	0.02		0.05	0.07	0.09	0.08	0.07

Net realized and unrealized gain (loss)	0.48		(0.27)	1.07	(0.60)	0.90	(0.23)

Total from investment operations	0.50		(0.22)	1.14	(0.51)	0.98	(0.16)

Distributions to shareholders from net investment income	(0.07)		(0.01)	(0.36)	(0.05)	(0.21)	(0.20)

Net asset value, end of period	$6.92		$6.49	$6.72	$5.94	$6.50	$5.73

Total return(b)	7.63%		(3.17)%	19.38%	(7.89)%	17.23%	(2.65)%

Net assets, end of period (in 000s)	$30		$76	$158	$231	$810	$1,148

Ratio of net expenses to average net assets	2.11	%(c)	2.12%	2.13%	2.13%	2.14%	2.14%

Ratio of total expenses to average net assets	2.93	%(c)	2.90%	2.64%	2.49%	2.44%	2.37%

Ratio of net investment income to average net assets	0.64	%(c)	0.86%	0.99%	1.38%	1.26%	1.12%

Portfolio turnover rate(d)	20%		55%	30%	43%	38%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Real Estate Securities Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.22		$6.43	$5.71	$6.26	$5.54	$5.91

Net investment income(a)	0.08		0.12	0.13	0.18	0.14	0.14

Net realized and unrealized gain (loss)	0.43		(0.27)	1.05	(0.60)	0.87	(0.24)

Total from investment operations	0.51		(0.15)	1.18	(0.42)	1.01	(0.10)

Distributions to shareholders from net investment income	(0.12)		(0.06)	(0.46)	(0.13)	(0.29)	(0.27)

Net asset value, end of period	$6.61		$6.22	$6.43	$5.71	$6.26	$5.54

Total return(b)	8.22%		(2.16)%	20.86%	(6.72)%	18.45%	(1.63)%

Net assets, end of period (in 000s)	$5,757		$4,864	$6,938	$10,138	$117,768	$297,473

Ratio of net expenses to average net assets	0.99	%(c)	0.99%	0.99%	0.99%	0.99%	0.99%

Ratio of total expenses to average net assets	1.79	%(c)	1.79%	1.50%	1.35%	1.28%	1.22%

Ratio of net investment income to average net assets	2.27	%(c)	2.05%	1.97%	2.90%	2.44%	2.28%

Portfolio turnover rate(d)	20%		55%	30%	43%	38%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Real Estate Securities Fund
	Investor Shares(a)
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.39		$6.60	$5.85	$6.43	$5.68	$6.04

Net investment income(b)	0.07		0.11	0.13	0.14	0.16	0.12

Net realized and unrealized gain (loss)	0.45		(0.27)	1.07	(0.58)	0.87	(0.22)

Total from investment operations	0.52		(0.16)	1.20	(0.44)	1.03	(0.10)

Distributions to shareholders from net investment income	(0.12)		(0.05)	(0.45)	(0.14)	(0.28)	(0.26)

Net asset value, end of period	$6.79		$6.39	$6.60	$5.85	$6.43	$5.68

Total return(c)	8.09%		(2.23)%	20.71%	(7.00)%	18.29%	(1.57)%

Net assets, end of period (in 000s)	$74		$71	$117	$103	$109	$107

Ratio of net expenses to average net assets	1.11	%(d)	1.12%	1.13%	1.13%	1.14%	1.14%

Ratio of total expenses to average net assets	1.91	%(d)	1.93%	1.65%	1.52%	1.45%	1.37%

Ratio of net investment income to average net assets	2.10	%(d)	1.91%	1.94%	2.24%	2.54%	2.05%

Portfolio turnover rate(e)	20%		55%	30%	43%	38%	41%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Real Estate Securities Fund
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.22		$6.43	$5.70	$6.26	$5.54	$5.91

Net investment income(a)	0.10		0.12	0.11	0.24	0.14	0.13

Net realized and unrealized gain (loss)	0.40		(0.27)	1.08	(0.65)	0.87	(0.23)

Total from investment operations	0.50		(0.15)	1.19	(0.41)	1.01	(0.10)

Distributions to shareholders from net investment income	(0.12)		(0.06)	(0.46)	(0.15)	(0.29)	(0.27)

Net asset value, end of period	$6.60		$6.22	$6.43	$5.70	$6.26	$5.54

Total return(b)	8.06%		(2.15)%	21.05%	(6.71)%	18.48%	(1.61)%

Net assets, end of period (in 000s)	$77		$12	$12	$202	$11	$9

Ratio of net expenses to average net assets	0.98	%(c)	0.98%	0.98%	0.98%	0.99%	1.02%

Ratio of total expenses to average net assets	1.76	%(c)	1.80%	1.47%	1.29%	1.29%	1.18%

Ratio of net investment income to average net assets	2.92	%(c)	2.05%	1.81%	3.86%	2.41%	2.26%

Portfolio turnover rate(d)	20%		55%	30%	43%	38%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Real Estate Securities Fund
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		April 17, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$6.21		$6.41	$5.70	$6.38

Net investment income(a)	0.07		0.11	0.13	0.08

Net realized and unrealized gain (loss)	0.43		(0.25)	1.04	(0.61)

Total from investment operations	0.50		(0.14)	1.17	(0.53)

Distributions to shareholders from net investment income	(0.12)		(0.06)	(0.46)	(0.15)

Net asset value, end of period	$6.59		$6.21	$6.41	$5.70

Total return(b)	8.07%		(2.00)%	20.72%	(8.45)%

Net assets, end of period (in 000s)	$43,087		$44,780	$69,937	$82,014

Ratio of net expenses to average net assets	0.98	%(c)	0.98%	0.98%	0.98	%(c)

Ratio of total expenses to average net assets	1.78	%(c)	1.77%	1.50%	1.39	%(c)

Ratio of net investment income to average net assets	2.22	%(c)	1.98%	2.10%	1.85	%(c)

Portfolio turnover rate(d)	20%		55%	30%	43%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.03		$13.27	$12.61	$15.53	$18.40	$19.59

Net investment income(a)	0.04		0.12	0.22	0.28	0.30	0.33

Net realized and unrealized gain (loss)	2.41		(1.22)	2.92	(0.94)	0.06	0.71

Total from investment operations	2.45		(1.10)	3.14	(0.66)	0.36	1.04

Distributions to shareholders from net investment income	(0.09)		(0.14)	(0.22)	(0.37)	(0.29)	(0.32)

Distributions to shareholders from net realized gains	—		(1.00)	(2.26)	(1.89)	(2.94)	(1.91)

Total distributions	(0.09)		(1.14)	(2.48)	(2.26)	(3.23)	(2.23)

Net asset value, end of period	$13.39		$11.03	$13.27	$12.61	$15.53	$18.40

Total return(b)	22.21%		(7.85)%	25.49%	(5.39)%	2.11%	5.38%

Net assets, end of period (in 000s)	$21,413		$19,177	$27,488	$26,002	$38,120	$54,869

Ratio of net expenses to average net assets	1.28	%(c)	1.29%	1.30%	1.30%	1.31%	1.31%

Ratio of total expenses to average net assets	1.57	%(c)	1.62%	1.57%	1.50%	1.54%	1.52%

Ratio of net investment income to average net assets	0.71	%(c)	1.06%	1.51%	1.88%	1.65%	1.62%

Portfolio turnover rate(d)	23%		57%	37%	43%	35%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.31		$12.50	$11.99	$14.88	$17.79	$19.03

Net investment income (loss)(a)	(0.01)		0.03	0.10	0.12	0.16	0.18

Net realized and unrealized gain (loss)	2.24		(1.14)	2.78	(0.85)	0.06	0.68

Total from investment operations	2.23		(1.11)	2.88	(0.73)	0.22	0.86

Distributions to shareholders from net investment income	(0.04)		(0.08)	(0.11)	(0.27)	(0.19)	(0.19)

Distributions to shareholders from net realized gains	—		(1.00)	(2.26)	(1.89)	(2.94)	(1.91)

Total distributions	(0.04)		(1.08)	(2.37)	(2.16)	(3.13)	(2.10)

Net asset value, end of period	$12.50		$10.31	$12.50	$11.99	$14.88	$17.79

Total return(b)	21.66%		(8.50)%	24.62%	(6.12)%	1.38%	4.56%

Net assets, end of period (in 000s)	$1,247		$1,332	$2,615	$3,568	$12,421	$15,578

Ratio of net expenses to average net assets	2.03	%(c)	2.04%	2.05%	2.05%	2.06%	2.06%

Ratio of total expenses to average net assets	2.33	%(c)	2.37%	2.32%	2.25%	2.29%	2.27%

Ratio of net investment income to average net assets	(0.11	)%(c)	0.26%	0.69%	0.83%	0.92%	0.91%

Portfolio turnover rate(d)	23%		57%	37%	43%	35%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.56		$13.83	$13.05	$15.98	$18.81	$19.97

Net investment income(a)	0.08		0.17	0.28	0.23	0.37	0.41

Net realized and unrealized gain (loss)	2.51		(1.26)	3.03	(0.86)	0.08	0.74

Total from investment operations	2.59		(1.09)	3.31	(0.63)	0.45	1.15

Distributions to shareholders from net investment income	(0.11)		(0.18)	(0.27)	(0.41)	(0.34)	(0.40)

Distributions to shareholders from net realized gains	—		(1.00)	(2.26)	(1.89)	(2.94)	(1.91)

Total distributions	(0.11)		(1.18)	(2.53)	(2.30)	(3.28)	(2.31)

Net asset value, end of period	$14.04		$11.56	$13.83	$13.05	$15.98	$18.81

Total return(b)	22.42%		(7.48)%	26.01%	(5.04)%	2.58%	5.81%

Net assets, end of period (in 000s)	$37,401		$23,409	$30,069	$31,337	$206,095	$397,211

Ratio of net expenses to average net assets	0.91	%(c)	0.91%	0.92%	0.91%	0.91%	0.91%

Ratio of total expenses to average net assets	1.20	%(c)	1.24%	1.19%	1.12%	1.14%	1.12%

Ratio of net investment income to average net assets	1.22	%(c)	1.47%	1.86%	1.50%	1.98%	2.03%

Portfolio turnover rate(d)	23%		57%	37%	43%	35%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.15		$13.40	$12.71	$15.65	$18.52	$19.71

Net investment income(a)	0.03		0.11	0.21	0.26	0.29	0.31

Net realized and unrealized gain (loss)	2.43		(1.23)	2.94	(0.95)	0.06	0.72

Total from investment operations	2.46		(1.12)	3.15	(0.69)	0.35	1.03

Distributions to shareholders from net investment income	(0.07)		(0.13)	(0.20)	(0.36)	(0.28)	(0.31)

Distributions to shareholders from net realized gains	—		(1.00)	(2.26)	(1.89)	(2.94)	(1.91)

Total distributions	(0.07)		(1.13)	(2.46)	(2.25)	(3.22)	(2.22)

Net asset value, end of period	$13.54		$11.15	$13.40	$12.71	$15.65	$18.52

Total return(b)	22.13%		(7.95)%	25.40%	(5.56)%	2.07%	5.20%

Net assets, end of period (in 000s)	$864		$940	$1,608	$1,429	$2,446	$2,951

Ratio of net expenses to average net assets	1.41	%(c)	1.41%	1.42%	1.41%	1.41%	1.41%

Ratio of total expenses to average net assets	1.71	%(c)	1.74%	1.69%	1.61%	1.64%	1.62%

Ratio of net investment income to average net assets	0.47	%(c)	0.95%	1.43%	1.73%	1.60%	1.55%

Portfolio turnover rate(d)	23%		57%	37%	43%	35%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Investor Shares(a)
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.19		$13.43	$12.73	$15.65	$18.50	$19.68

Net investment income(b)	0.06		0.14	0.24	0.31	0.36	0.39

Net realized and unrealized gain (loss)	2.43		(1.22)	2.97	(0.94)	0.06	0.71

Total from investment operations	2.49		(1.08)	3.21	(0.63)	0.42	1.10

Distributions to shareholders from net investment income	(0.10)		(0.16)	(0.25)	(0.40)	(0.33)	(0.37)

Distributions to shareholders from net realized gains	—		(1.00)	(2.26)	(1.89)	(2.94)	(1.91)

Total distributions	(0.10)		(1.16)	(2.51)	(2.29)	(3.27)	(2.28)

Net asset value, end of period	$13.58		$11.19	$13.43	$12.73	$15.65	$18.50

Total return(c)	22.29%		(7.59)%	25.84%	(5.18)%	2.42%	5.65%

Net assets, end of period (in 000s)	$2,590		$2,289	$4,532	$7,969	$10,776	$8,467

Ratio of net expenses to average net assets	1.03	%(d)	1.04%	1.05%	1.05%	1.06%	1.06%

Ratio of total expenses to average net assets	1.32	%(d)	1.36%	1.32%	1.25%	1.29%	1.27%

Ratio of net investment income to average net assets	0.97	%(d)	1.17%	1.64%	2.10%	1.99%	1.92%

Portfolio turnover rate(e)	23%		57%	37%	43%	35%	31%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.56		$13.83	$13.05	$15.98	$18.81	$19.98

Net investment income(a)	0.03		0.18	0.30	0.16	0.41	0.46

Net realized and unrealized gain (loss)	2.56		(1.27)	3.01	(0.79)	0.05	0.68

Total from investment operations	2.59		(1.09)	3.31	(0.63)	0.46	1.14

Distributions to shareholders from net investment income	(0.11)		(0.18)	(0.27)	(0.41)	(0.35)	(0.40)

Distributions to shareholders from net realized gains	—		(1.00)	(2.26)	(1.89)	(2.94)	(1.91)

Total distributions	(0.11)		(1.18)	(2.53)	(2.30)	(3.29)	(2.31)

Net asset value, end of period	$14.04		$11.56	$13.83	$13.05	$15.98	$18.81

Total return(b)	22.42%		(7.47)%	26.02%	(5.03)%	2.60%	5.77%

Net assets, end of period (in 000s)	$452		$1,116	$973	$797	$227	$42

Ratio of net expenses to average net assets	0.90	%(c)	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	1.21	%(c)	1.24%	1.18%	1.08%	1.14%	1.09%

Ratio of net investment income to average net assets	0.53	%(c)	1.52%	1.98%	1.02%	2.23%	2.25%

Portfolio turnover rate(d)	23%		57%	37%	43%	35%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class R Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.87		$13.09	$12.47	$15.39	$18.27	$19.47

Net investment income(a)	0.03		0.09	0.18	0.24	0.26	0.29

Net realized and unrealized gain (loss)	2.36		(1.19)	2.88	(0.93)	0.05	0.70

Total from investment operations	2.39		(1.10)	3.06	(0.69)	0.31	0.99

Distributions to shareholders from net investment income	(0.07)		(0.12)	(0.18)	(0.34)	(0.25)	(0.28)

Distributions to shareholders from net realized gains	—		(1.00)	(2.26)	(1.89)	(2.94)	(1.91)

Total distributions	(0.07)		(1.12)	(2.44)	(2.23)	(3.19)	(2.19)

Net asset value, end of period	$13.19		$10.87	$13.09	$12.47	$15.39	$18.27

Total return(b)	22.02%		(8.00)%	25.14%	(5.62)%	1.92%	5.08%

Net assets, end of period (in 000s)	$948		$910	$1,440	$1,770	$3,092	$4,156

Ratio of net expenses to average net assets	1.53	%(c)	1.54%	1.55%	1.55%	1.56%	1.56%

Ratio of total expenses to average net assets	1.83	%(c)	1.87%	1.82%	1.75%	1.79%	1.77%

Ratio of net investment income to average net assets	0.43	%(c)	0.79%	1.22%	1.60%	1.45%	1.44%

Portfolio turnover rate(d)	23%		57%	37%	43%	35%	31%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Real Estate Securities Fund
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		April 17, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.55		$13.82	$13.04	$14.90

Net investment income(a)	0.07		0.17	0.29	0.39

Net realized and unrealized gain (loss)	2.52		(1.26)	3.02	(0.01)

Total from investment operations	2.59		(1.09)	3.31	0.38

Distributions to shareholders from net investment income	(0.11)		(0.18)	(0.27)	(0.35)

Distributions to shareholders from net realized gains	—		(1.00)	(2.26)	(1.89)

Total distributions	(0.11)		(1.18)	(2.53)	(2.24)

Net asset value, end of period	$14.03		$11.55	$13.82	$13.04

Total return(b)	22.45%		(7.48)%	26.04%	1.36%

Net assets, end of period (in 000s)	$92,666		$70,215	$89,616	$89,479

Ratio of net expenses to average net assets	0.90	%(c)	0.90%	0.91%	0.90	%(c)

Ratio of total expenses to average net assets	1.19	%(c)	1.23%	1.18%	1.07	%(c)

Ratio of net investment income to average net assets	1.15	%(c)	1.47%	1.90%	3.56	%(c)

Portfolio turnover rate(d)	23%		57%	37%	43%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements

June 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Global Real Estate Securities	A, C, Institutional, Investor, R6, R and P	Diversified
International Real Estate Securities	A, C, Institutional, Investor, R6 and P	Non-diversified
Real Estate Securities	A, C, Institutional, Service, Investor, R6, R and P	Non-diversified

Class A Shares of the Global Real Estate Securities, International Real Estate Securities, and Real Estate Securities Funds are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each

37

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Global Real Estate Securities and Real Estate Securities	Quarterly	Annually
International Real Estate Securities	Semi-Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’

38

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

39

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of June 30, 2021:

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,709,145	$28,158,651	$—

Australia and Oceania	—	5,973,122	—

Europe	3,258,318	25,914,121	—

North America	98,193,500	—	—

Investment Company	1,592,735	—	—

Securities Lending Reinvestment Vehicle	1,541,853	—	—

Total	$107,295,551	$60,045,894	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,380,007	$19,653,951	$—

Australia and Oceania	—	4,097,797	—

Europe	1,936,680	19,241,186	—

North America	3,712,572	—	—

Investment Company	13	—	—

Total	$8,029,272	$42,992,934	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$155,724,881	$—	$—

Investment Company	949,036	—	—

Total	$156,673,917	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

40

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Global Real Estate Securities	0.93%	0.84%	0.80%	0.78%	0.76%	0.93%	0.93%
International Real Estate Securities	0.95	0.95	0.86	0.81	0.80	0.95	0.95
Real Estate Securities	0.87	0.78	0.74	0.73	0.71	0.87	0.87

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2021, GSAM waived $247, $136 and $297 of the Global Real Estate Securities, International Real Estate Securities and Real Estate Securities Funds’ management fees, respectively.
B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*
Distribution and/or Service Plans	0.25%	0.75%	0.25%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

41

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2021, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
International Real Estate Securities	$7	$—
Real Estate Securities	344	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Prior to January 1, 2021, the annual rate was 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for each Fund is 0.004%. These Other Expense limitations will remain in place through at least April 30, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursement	Total Expense Reductions
Global Real Estate Securities	$247	$214,579	$214,826
International Real Estate Securities	136	205,064	205,200
Real Estate Securities	297	199,054	199,351

G.  Line of Credit Facility — As of June 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for

42

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

H.  Other Transactions with Affiliates — The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2021:

Fund	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2021	Shares as of June 30, 2021	Dividend Income
Global Real Estate Securities	$2,365,286	$22,892,466	$(23,665,017)	$1,592,735	1,592,735	$171
International Real Estate Securities	1,168,707	6,387,932	(7,556,626)	13	13	97
Real Estate Securities	—	23,211,963	(22,262,927)	949,036	949,036	242

As of June 30, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

	Percent of Share Class owned by Goldman Sachs Group, Inc.
Fund	Class A	Class C	Institutional	Investor	Class R6	Class R
Global Real Estate Securities	47%	60%	87%	100%	—%	100%
International Real Estate Securities	—	41	—	16	17	—

As of June 30, 2021, the following Goldman Sachs Fund of Funds and Global Tax-Aware Equity Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Fund:

Fund	Goldman Sachs Dynamic Global Equity Portfolio	Goldman Sachs Enhanced Dividend Global Equity Portfolio	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Global Real Estate Securities	8%	5%	6%	5%	37%

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2021, were as follows:

Fund	Purchases	Sales
Global Real Estate Securities	$59,843,687	$93,743,053
International Real Estate Securities	9,942,889	12,752,236
Real Estate Securities	42,534,877	31,464,989

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities and International Real Estate Securities Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain

43

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

6. SECURITIES LENDING (continued)

qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Global Real Estate Securities and International Real Estate Securities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The International Real Estate Securities Fund did not have securities on loan as of June 30, 2021.

Each of the Global Real Estate Securities and International Real Estate Securities Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2021, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

For the six months ended June 30, 2021
Fund	Earnings of GSAL Relating to Securities Loaned
Global Real Estate Securities	$496
International Real Estate Securities	205

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

6. SECURITIES LENDING (continued)

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended June 30, 2021:

Fund	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2021
Global Real Estate Securities	$—	$7,455,472	$(5,913,619)	$1,541,853
International Real Estate Securities	—	4,738,714	(4,738,714)	—

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2020, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Global Real Estate Securities	International Real Estate Securities	Real Estate Securities
Capital loss carryforwards:
Perpetual short-term	$(1,965,256)	$(352,616)	$—
Perpetual long-term	(5,981,265)	(12,171,625)	—
Total capital loss carryforwards	$(7,946,521)	$(12,524,241)	$—
Timing differences (Real Estate Investment Trusts and Post October Capital Loss Deferral)	$65,555	$—	$18,092

As of June 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Real Estate Securities	International Real Estate Securities	Real Estate Securities
Tax cost	$139,587,273	$48,819,633	$106,413,726
Gross unrealized gain	38,127,900	7,115,534	52,179,174
Gross unrealized loss	(10,373,728)	(4,912,961)	(1,918,983)
Net unrealized gain	$27,754,172	$2,202,573	$50,260,191

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences related to the tax treatment of real estate investment trust investments, partnership investments and passive foreign investment companies.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

45

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

46

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

8. OTHER RISKS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The International Real Estate Securities and Real Estate Securities Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

47

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Real Estate Securities Fund

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,623	$16,750	31	$345
Reinvestment of distributions	42	494	71	645
Shares redeemed	(31)	(330)	(4)	(41)
	1,634	16,914	98	949
Class C Shares
Reinvestment of distributions	19	220	45	424
Shares redeemed	—	—	(1,043)	(9,389)
	19	220	(998)	(8,965)
Institutional Shares
Shares sold	11,427	117,480	19,341	204,292
Reinvestment of distributions	1,765	20,554	3,610	32,682
Shares redeemed	(3,855)	(42,245)	(4,532)	(43,736)
	9,337	95,789	18,419	193,238
Investor Shares
Reinvestment of distributions	23	272	51	458
	23	272	51	458
Class R6 Shares
Shares sold	244,076	2,603,451	2,017,932	18,813,179
Reinvestment of distributions	83,755	970,439	276,148	2,488,913
Shares redeemed	(4,553,039)	(48,006,302)	(5,568,483)	(54,042,521)
	(4,225,208)	(44,432,412)	(3,274,403)	(32,740,429)
Class R Shares
Reinvestment of distributions	16	188	38	345
	16	188	38	345
Class P Shares
Shares sold	1,489,618	16,681,623	2,568,798	22,072,549
Reinvestment of distributions	32,431	377,251	53,027	476,091
Shares redeemed	(701,275)	(8,308,888)	(3,257,812)	(28,595,177)
	820,774	8,749,986	(635,987)	(6,046,537)

NET DECREASE	(3,393,405)	$(35,569,043)	(3,892,782)	$(38,600,941)

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	International Real Estate Securities Fund

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	28,164	$191,549	14,555	$83,687
Reinvestment of distributions	4,924	34,022	2,770	15,123
Shares redeemed	(30,011)	(198,962)	(139,827)	(769,843)
	3,077	26,609	(122,502)	(671,033)
Class C Shares
Shares sold	44	300	551	3,383
Reinvestment of distributions	41	284	42	232
Shares redeemed	(7,353)	(47,930)	(12,454)	(72,451)
	(7,268)	(47,346)	(11,861)	(68,836)
Institutional Shares
Shares sold	79,602	505,602	20,583	123,358
Reinvestment of distributions	15,606	104,095	11,310	60,450
Shares redeemed	(5,379)	(34,466)	(329,293)	(1,827,794)
	89,829	575,231	(297,400)	(1,643,986)
Investor Shares
Shares sold	1,188	8,206	1,286	7,362
Reinvestment of distributions	178	1,223	159	870
Shares redeemed	(1,627)	(10,633)	(8,032)	(49,166)
	(261)	(1,204)	(6,587)	(40,934)
Class R6 Shares
Shares sold	9,862	62,108	—	—
Reinvestment of distributions	212	1,410	23	120
Shares redeemed	(348)	(2,300)	—	—
	9,726	61,218	23	120
Class P Shares
Shares sold	187,004	1,186,499	3,763,846	19,374,160
Reinvestment of distributions	118,584	788,584	99,884	532,922
Shares redeemed	(979,943)	(6,298,135)	(7,553,506)	(38,883,307)
	(674,355)	(4,323,052)	(3,689,776)	(18,976,225)

NET DECREASE	(579,252)	$(3,708,544)	(4,128,103)	$(21,400,894)

49

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Real Estate Securities Fund

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	157,347	$1,985,742	151,591	$1,711,995
Reinvestment of distributions	10,304	132,008	167,283	1,784,623
Shares redeemed	(306,929)	(3,695,636)	(652,041)	(7,478,412)
	(139,278)	(1,577,886)	(333,167)	(3,981,794)
Class C Shares
Shares sold	3,363	37,565	12,822	136,861
Reinvestment of distributions	351	4,201	13,271	132,433
Shares redeemed	(33,294)	(379,369)	(106,025)	(1,084,385)
	(29,580)	(337,603)	(79,932)	(815,091)
Institutional Shares
Shares sold	711,882	8,797,429	203,539	2,421,613
Reinvestment of distributions	21,111	283,289	197,171	2,200,981
Shares redeemed	(93,742)	(1,216,759)	(549,710)	(6,405,332)
	639,251	7,863,959	(149,000)	(1,782,738)
Service Shares
Shares sold	7,905	95,498	17,117	186,599
Reinvestment of distributions	185	2,383	4,306	46,371
Shares redeemed	(28,567)	(355,877)	(57,146)	(595,416)
	(20,477)	(257,996)	(35,723)	(362,446)
Investor Shares
Shares sold	16,021	200,520	245,653	3,153,946
Reinvestment of distributions	1,449	18,824	21,337	230,536
Shares redeemed	(31,413)	(368,807)	(399,865)	(4,922,922)
	(13,943)	(149,463)	(132,875)	(1,538,440)
Class R6 Shares
Shares sold	7,140	86,547	29,934	329,275
Reinvestment of distributions	28	374	6,877	76,897
Shares redeemed	(71,473)	(851,702)	(10,623)	(127,504)
	(64,305)	(764,781)	26,188	278,668
Class R Shares
Shares sold	4,384	51,816	22,185	256,198
Reinvestment of distributions	395	4,994	7,577	79,676
Shares redeemed	(16,642)	(193,508)	(56,007)	(628,800)
	(11,863)	(136,698)	(26,245)	(292,926)
Class P Shares
Shares sold	837,281	10,734,924	2,099,373	22,254,864
Reinvestment of distributions	51,571	692,430	594,839	6,634,674
Shares redeemed	(362,064)	(4,659,932)	(3,099,620)	(35,299,395)
	526,788	6,767,422	(405,408)	(6,409,857)

NET INCREASE (DECREASE)	886,593	$11,406,954	(1,136,162)	$(14,904,624)

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Fund Expenses — Six Month Period Ended June 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses —The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Global Real Estate Securities Fund				International Real Estate Securities Fund				Real Estate Securities Fund
Share Class	Beginning Account Value 1/01/21	Ending Account Value 6/30/21		Expenses Paid for the 6 Months Ended 6/30/21*	Beginning Account Value 1/01/21	Ending Account Value 6/30/21		Expenses Paid for the 6 Months Ended 6/30/21*	Beginning Account Value 1/01/21	Ending Account Value 6/30/21		Expenses Paid for the 6 Months Ended 6/30/21*
Class A

Actual	$1,000	$1,155.70		$7.16	$1,000	$1,079.00		$7.01	$1,000	$1,222.10		$7.05
Hypothetical 5% return	1,000	1,018.15	+	6.71	1,000	1,018.05	+	6.81	1,000	1,018.45	+	6.41
Class C

Actual	1,000	1,151.70		11.15	1,000	1,076.30		10.86	1,000	1,216.60		11.16
Hypothetical 5% return	1,000	1,014.43	+	10.44	1,000	1,014.33	+	10.54	1,000	1,014.73	+	10.14
Institutional

Actual	1,000	1,157.60		5.19	1,000	1,082.20		5.11	1,000	1,224.20		5.02
Hypothetical 5% return	1,000	1,019.98	+	4.86	1,000	1,019.89	+	4.96	1,000	1,020.28	+	4.56
Service

Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,221.30		7.77
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,017.80	+	7.05
Investor

Actual	1,000	1,156.30		5.83	1,000	1,080.90		5.73	1,000	1,222.90		5.68
Hypothetical 5% return	1,000	1,019.39	+	5.46	1,000	1,019.29	+	5.56	1,000	1,019.69	+	5.16
Class R6

Actual	1,000	1,158.00		5.14	1,000	1,080.60		5.06	1,000	1,224.20		4.96
Hypothetical 5% return	1,000	1,020.03	+	4.81	1,000	1,019.93	+	4.91	1,000	1,020.33	+	4.51
Class R

Actual	1,000	1,154.00		8.49	N/A	N/A		N/A	1,000	1,220.20		8.42
Hypothetical 5% return	1,000	1,016.91	+	7.95	N/A	N/A		N/A	1,000	1,017.21	+	7.65
Class P

Actual	1,000	1,158.10		5.14	1,000	1,080.70		5.06	1,000	1,224.50		4.96
Hypothetical 5% return	1,000	1,020.03	+	4.81	1,000	1,019.93	+	4.91	1,000	1,020.33	+	4.51

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Global Real Estate Securities	1.34%	2.09%	0.97%	N/A	1.09%	0.96%	1.59%	0.96%
International Real Estate Securities	1.36	2.11	0.99	N/A	1.11	0.98	N/A	0.98
Real Estate Securities	1.28	2.03	0.91	1.41	1.03	0.90	1.53	0.90

52

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Global Real Estate Securities Fund, Goldman Sachs International Real Estate Securities Fund, and Goldman Sachs Real Estate Securities Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

53

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, (in the case of the Global Real Estate Securities Fund and International Real Estate Securities Fund) securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2020,

54

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2021. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Real Estate Securities Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-, three-, and ten-year periods and in the fourth quartile for the five-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. They noted that the International Real Estate Securities Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the five-year period and in the fourth quartile for the one-, three- and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, three- and five-year periods and underperformed for the ten-year period ended March 31, 2021. The Trustees considered that the International Real Estate Securities Fund has a “global” peer group and benchmark that contemplates investments in U.S. and non-U.S. securities, whereas the Fund invests only in non-U.S. securities. They noted that the Global Real Estate Securities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods and in the fourth quartile for the five-year period, and had outperformed the Fund’s benchmark index for the three-year period and underperformed for the one- and five-year periods ended March 31, 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the Real Estate Securities Fund that would have the effect of decreasing expenses of Class A, Class C, Investor, and Class R Shares of the Fund and total Fund expenses, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among

55

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2020 and 2019, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	Global Real Estate Securities Fund	International Real Estate Securities Fund	Real Estate Securities Fund

First $1 billion	0.93%	0.95%	0.87%

Next $1 billion	0.84	0.95	0.78

Next $3 billion	0.80	0.86	0.74

Next $3 billion	0.78	0.81	0.73

Over $8 billion	0.76	0.80	0.71

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage commissions earned by Goldman Sachs for executing securities transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) (in the case of the Global Real Estate Securities Fund and International Real Estate Securities Fund) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to

56

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (g) (in the case of the Global Real Estate Securities Fund and International Real Estate Securities Fund) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2022.

57

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Divison of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.09 trillion in assets under supervision as of June 30, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Clean Energy Income Fund
∎	Defensive Equity Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 248852-OTU-1459314 RESSAR-21

Goldman Sachs Funds

Semi-Annual Report	June 30, 2021

Alternative Funds
Absolute Return Tracker
Alternative Premia
Managed Futures Strategy

Goldman Sachs Alternative Funds

∎	ABSOLUTE RETURN TRACKER

∎	ALTERNATIVE PREMIA

∎	MANAGED FUTURES STRATEGY

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Absolute Return Tracker Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	HFRX Global Hedge Fund Index[2]

Class A	4.95%	3.73%
Class C	4.64	3.73
Institutional	5.18	3.73
Investor	5.14	3.73
Class R6	5.19	3.73
Class R	4.79	3.73
Class P	5.29	3.73

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. The index is investable through products managed by HFR Asset Management, LLC that track HFRX Indices. The HFRX Global Hedge Fund Index is a trademark of HFR. HFR has not participated in the formation of the Fund. HFR does not endorse or approve the Fund or make any recommendation with respect to investing in the Fund. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

FUND COMPOSITION[3]

[3]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. Certain of the Fund’s investments reflected in the table above may be held for the purpose of covering derivative positions as required under the Investment Company Act of 1940, as amended, or for satisfying certain margin requirements related to such positions. The above graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Alternative Premia Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	ICE BofAML USD LIBOR Three-Month Constant Maturity Index[2]

Class A	1.78%	0.11%
Class C	1.26	0.11
Institutional	1.88	0.11
Investor	1.74	0.11
Class R6	2.03	0.11
Class R	1.65	0.11
Class P	2.03	0.11

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML USD LIBOR Three-Month Constant Maturity Index (the “Index”) tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The Index figure does not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

3

FUND BASICS

FUND COMPOSITION[3]

[3]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. Certain of the Fund’s investments reflected in the table above may be held for the purpose of covering derivative positions as required under the Investment Company Act of 1940, as amended, or for satisfying certain margin requirements related to such positions. The above graph may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Managed Futures Strategy Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	ICE BofAML USD LIBOR One-Month Constant Maturity Index[2]

Class A	3.46%	0.05%
Class C	2.94	0.05
Institutional	3.64	0.05
Investor	3.49	0.05
Class R6	3.64	0.05
Class R	3.23	0.05
Class P	3.65	0.05

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE BofAML USD LIBOR One-Month Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

FUND BASICS

FUND COMPOSITION[3]

[3]	The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. Certain of the Fund’s investments reflected in the table above may be held for the purpose of covering derivative positions as required under the Investment Company Act of 1940, as amended, or for satisfying certain margin requirements related to such positions. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 29.7%
Automobiles & Components – 0.3%
700	Aisin Corp.	$30,014
1,118	Aptiv plc*	175,895
3,645	Bayerische Motoren Werke AG	386,427
6,434	BorgWarner, Inc.	312,306
5,200	Bridgestone Corp.	236,352
6,276	Cie Generale des Etablissements Michelin SCA	1,001,621
1,118	Continental AG	164,481
23,743	Daimler AG (Registered)	2,121,642
200	Denso Corp.	13,638
3,682	Faurecia SE	181,008
103,637	Ford Motor Co.*	1,540,046
4,198	General Motors Co.*	248,396
2,941	Honda Motor Co. Ltd.	94,592
7,300	Isuzu Motors Ltd.	96,869
5,900	JTEKT Corp.	60,714
12,300	Mazda Motor Corp.*	116,044
1,102	NGK Spark Plug Co. Ltd.	16,383
700	NHK Spring Co. Ltd.	5,763
700	Nifco, Inc.	26,474
33,400	Nissan Motor Co. Ltd.*	166,388
2,022	NOK Corp.	25,156
5,771	Nokian Renkaat OYJ	233,136
7,422	Renault SA*	300,869
70,025	Stellantis NV	1,377,629
1,600	Subaru Corp.	31,711
5,187	Sumitomo Rubber Industries Ltd.	71,710
4,300	Suzuki Motor Corp.	182,232
298	Tesla, Inc.*	202,551
5,035	TI Fluid Systems plc	21,382
1,340	Tokai Rika Co. Ltd.	21,548
2,000	Toyo Tire Corp.	42,350
300	Toyoda Gosei Co. Ltd.	7,399
600	Toyota Boshoku Corp.	12,454
420	Toyota Industries Corp.	36,320
1,208	TS Tech Co. Ltd.	18,704
17,772	Valeo SA	536,066
4,400	Yamaha Motor Co. Ltd.	119,514
1,226	Yokohama Rubber Co. Ltd. (The)	26,332

		10,262,116

Banks – 1.2%
1,052	77 Bank Ltd. (The)	11,574
2,300	Aozora Bank Ltd.	51,559
200,635	Banco Bilbao Vizcaya Argentaria SA	1,244,536
7,648	Banco BPM SpA	24,653
273,203	Bank of America Corp.	11,264,160
3,937	Bank of Ireland Group plc*	21,126
100	Bank of Kyoto Ltd. (The)	4,549
74,295	Barclays plc	176,308
5,132	BNP Paribas SA	322,082
150,555	CaixaBank SA	463,515
9,847	Citigroup, Inc.	696,675
4,844	Citizens Financial Group, Inc.	222,194
3,513	Close Brothers Group plc	73,622
1,635	Comerica, Inc.	116,641
18,582	Credit Agricole SA	260,512

Common Stocks – (continued)
Banks – (continued)
2,984	Fifth Third Bancorp	114,078
23,295	FinecoBank Banca Fineco SpA*	406,529
1,100	Fukuoka Financial Group, Inc.	19,266
2,456	Gunma Bank Ltd. (The)	7,763
6,833	Hachijuni Bank Ltd. (The)	22,088
2,020	Hirogin Holdings, Inc.	10,678
2,038	Hokuhoku Financial Group, Inc.	14,926
49,536	HSBC Holdings plc	285,897
39,843	Huntington Bancshares, Inc.	568,560
767	Iyo Bank Ltd. (The)	3,780
113,629	JPMorgan Chase & Co.	17,673,855
148,689	KeyCorp	3,070,428
18,449	Lloyds Banking Group plc	11,934
706	M&T Bank Corp.	102,589
13,343	Mebuki Financial Group, Inc.	28,214
980	Mediobanca Banca di Credito Finanziario SpA*	11,466
21,343	Mizuho Financial Group, Inc.	305,899
2,954	Natwest Group plc	8,313
2,739	Nishi-Nippon Financial Holdings, Inc.	15,649
761	OSB Group plc	4,884
288	Paragon Banking Group plc	2,030
19,654	PNC Financial Services Group, Inc. (The)	3,749,197
10,787	Raiffeisen Bank International AG	244,849
4,957	Regions Financial Corp.	100,032
28,061	Resona Holdings, Inc.	108,193
19,300	Seven Bank Ltd.	41,030
567	Shiga Bank Ltd. (The)	9,943
1,097	Shinsei Bank Ltd.	14,425
100	Shizuoka Bank Ltd. (The)	776
13,686	Standard Chartered plc	87,341
1,800	Sumitomo Mitsui Financial Group, Inc.	62,050
4,058	Sumitomo Mitsui Trust Holdings, Inc.	129,451
1,318	SVB Financial Group*	733,375
18,632	US Bancorp	1,061,465
1,939	Virgin Money UK plc*	5,333
1,544	Wells Fargo & Co.	69,928
2,796	Yamaguchi Financial Group, Inc.	16,020
3,497	Zions Bancorp NA	184,851

		44,260,791

Capital Goods – 1.4%
32,751	3M Co.	6,505,331
7,447	A O Smith Corp.	536,631
2,299	Aalberts NV	123,823
6,980	ACS Actividades de Construccion y Servicios SA	187,123
2,600	AGC, Inc.	108,915
7,100	Amada Co. Ltd.	72,015
155	AMETEK, Inc.	20,693
777	ANDRITZ AG	43,700
224	Ashtead Group plc	16,650
698	Bodycote plc	8,178
4,468	Brenntag SE	415,848
1,464	Bunzl plc	48,431

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
5,424	Carrier Global Corp.	$263,606
23,701	Caterpillar, Inc.	5,158,049
487	Central Glass Co. Ltd.	9,350
2,391	Chemring Group plc	9,509
4,201	Cie de Saint-Gobain	277,249
11,904	CNH Industrial NV	197,460
3,840	Cummins, Inc.	936,230
1,599	Daikin Industries Ltd.	297,973
469	DCC plc	38,418
5,155	Deere & Co.	1,818,220
146	Diploma plc	5,873
4,366	Dover Corp.	657,520
442	Eaton Corp. plc	65,496
371	Ebara Corp.	18,275
4,450	Eiffage SA	453,262
694	Electrocomponents plc	9,888
11,430	Emerson Electric Co.	1,100,023
12,349	Fastenal Co.	642,148
4,902	Ferguson plc	682,002
3,356	Fortive Corp.	234,047
1,824	Fortune Brands Home & Security, Inc.	181,689
336	Fuji Corp.	7,696
91	Fuji Electric Co. Ltd.	4,248
379	Fujitec Co. Ltd.	8,402
5,480	GEA Group AG	222,050
1,910	Generac Holdings, Inc.*	792,937
20,291	General Dynamics Corp.	3,819,984
473,709	General Electric Co.	6,376,123
152	Genuit Group plc	1,290
1,397	Glory Ltd.	29,014
1,886	GS Yuasa Corp.	48,229
9,000	Hino Motors Ltd.	79,606
2,021	Hitachi Construction Machinery Co. Ltd.	61,895
7,762	Hitachi Ltd.	444,818
224	Honeywell International, Inc.	49,134
300	Hoshizaki Corp.	25,486
20,060	Howden Joinery Group plc	226,858
1,155	Howmet Aerospace, Inc.*	39,813
3,016	Huntington Ingalls Industries, Inc.	635,622
2,095	IDEX Corp.	461,005
39	IMCD NV	6,214
7,331	IMI plc	174,425
5,093	Ingersoll Rand, Inc.*	248,589
2,279	Interpump Group SpA	135,214
3,447	ITOCHU Corp.	99,462
100	Japan Steel Works Ltd. (The)	2,567
400	JGC Holdings Corp.	3,727
335	John Laing Group plc	1,854
17,397	Johnson Controls International plc	1,193,956
3,171	Kajima Corp.	40,239
1,827	Kinden Corp.	29,855
3,325	Kingspan Group plc	314,257
199	KION Group AG	21,245
1,724	Knorr-Bremse AG	198,358
6,800	Komatsu Ltd.	168,460
500	Kubota Corp.	10,115

Common Stocks – (continued)
Capital Goods – (continued)
240	Kurita Water Industries Ltd.	11,536
109	Kyudenko Corp.	3,508
136	Legrand SA	14,414
9,855	Leonardo SpA*	79,741
3,992	Lixil Corp.	103,302
5,322	Maeda Corp.	46,168
8,032	Marubeni Corp.	69,946
2,088	Masco Corp.	123,004
255	Meggitt plc*	1,629
22,061	Melrose Industries plc	47,487
3,014	Metso Outotec OYJ	35,021
100	MINEBEA MITSUMI, Inc.	2,642
1,800	MISUMI Group, Inc.	60,915
3,135	Mitsubishi Corp.	85,636
14,275	Mitsubishi Electric Corp.	207,234
4,181	Mitsui & Co. Ltd.	94,180
621	Miura Co. Ltd.	26,966
3,906	MonotaRO Co. Ltd.	92,043
5,276	Morgan Advanced Materials plc	25,763
2,394	Morgan Sindall Group plc	71,365
1,362	Nabtesco Corp.	51,384
1,125	Nagase & Co. Ltd.	16,817
500	NGK Insulators Ltd.	8,415
3,330	Nidec Corp.	382,917
200	Nishimatsu Construction Co. Ltd.	6,236
3,954	Nisshinbo Holdings, Inc.	34,241
12,100	NTN Corp.*	31,630
653	OKUMA Corp.	31,992
10,090	Otis Worldwide Corp.	825,059
2,439	PACCAR, Inc.	217,681
3,196	Parker-Hannifin Corp.	981,524
9,007	Pentair plc	607,882
3,267	Penta-Ocean Construction Co. Ltd.	22,765
11,797	Prysmian SpA	423,348
3,634	QinetiQ Group plc	17,297
3,780	Quanta Services, Inc.	342,355
159	Rational AG	144,050
19,829	Rexel SA*	415,183
2,750	Rheinmetall AG	271,736
2,329	Rockwell Automation, Inc.	666,141
21,694	Rotork plc	102,318
2,236	Sanwa Holdings Corp.	27,500
9,305	Schneider Electric SE	1,466,882
6,900	Shimizu Corp.	53,026
285	Siemens AG (Registered)	45,252
4,247	Siemens Energy AG*	127,933
991	Siemens Gamesa Renewable Energy SA*	33,133
7,015	Signify NV	445,298
1,293	Smiths Group plc	28,477
2,851	Snap-on, Inc.	636,999
15,571	Sojitz Corp.	47,100
36	Spirax-Sarco Engineering plc	6,780
4,363	Stanley Black & Decker, Inc.	894,371
14,640	Sumitomo Corp.	196,300
1,000	Sumitomo Heavy Industries Ltd.	27,652
1,600	Tadano Ltd.	16,690

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
461	Taisei Corp.	$15,130
464	Thales SA	47,410
1,300	TOTO Ltd.	67,357
999	Toyota Tsusho Corp.	47,416
4,700	Trane Technologies plc	865,458
11,473	Travis Perkins plc*	268,437
634	Ultra Electronics Holdings plc	20,095
2,661	United Rentals, Inc.*	848,886
878	Valmet OYJ	38,342
3,752	Vesuvius plc	27,467
2,283	Vinci SA	244,048
3,219	Wartsila OYJ Abp	47,825
819	Weir Group plc (The)*	21,024
4,017	Westinghouse Air Brake Technologies Corp.	330,599
80	XP Power Ltd.	6,175
4,583	Xylem, Inc.	549,777
2,400	Yaskawa Electric Corp.	117,205

		51,545,887

Commercial & Professional Services – 0.3%
10,625	Aggreko plc	126,809
736	Benefit One, Inc.	23,172
7,060	Biffa plc*	31,740
4,313	Copart, Inc.*	568,583
7,180	Elis SA*	135,482
12,893	Hays plc*	28,286
910	HomeServe plc	12,028
2,448	Jacobs Engineering Group, Inc.	326,612
1,269	Kokuyo Co. Ltd.	19,841
2,753	Leidos Holdings, Inc.	278,328
23,279	Mitie Group plc*	21,897
26,532	Nielsen Holdings plc	654,544
154	Nihon M&A Center, Inc.	3,989
11,773	Pagegroup plc*	91,036
1,720	Persol Holdings Co. Ltd.	33,964
6,091	Randstad NV	466,938
7,989	Recruit Holdings Co. Ltd.	391,771
710	Republic Services, Inc.	78,107
6,936	Robert Half International, Inc.	617,096
13,181	Rollins, Inc.	450,790
18,443	Serco Group plc	34,626
800	SMS Co. Ltd.	23,906
335	Sohgo Security Services Co. Ltd.	15,263
9,735	SPIE SA	224,276
900	TechnoPro Holdings, Inc.	21,281
49	Teleperformance	19,898
592	Toppan, Inc.	9,521
3,379	Verisk Analytics, Inc.	590,379
29,125	Waste Management, Inc.	4,080,704

		9,380,867

Consumer Durables & Apparel – 0.9%
3,850	adidas AG	1,436,658
1,200	Asics Corp.	30,427
3,974	Barratt Developments plc	38,264

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
616	Bellway plc	27,598
38,666	Brunswick Corp.	3,851,907
163	Burberry Group plc*	4,662
3,100	Casio Computer Co. Ltd.	52,017
10,133	Coats Group plc	9,545
1,027	Countryside Properties plc*	6,734
4,692	Crest Nicholson Holdings plc*	27,221
3,119	DR Horton, Inc.	281,864
897	EssilorLuxottica SA	165,706
153	Fujitsu General Ltd.	4,052
1,107	Games Workshop Group plc	174,577
681	Garmin Ltd.	98,500
9,521	Hanesbrands, Inc.	177,757
32,978	Hasbro, Inc.	3,117,081
24	Hermes International	35,023
2,848	Iida Group Holdings Co. Ltd.	73,256
1,448	Kering SA	1,268,763
3,465	Leggett & Platt, Inc.	179,522
4,075	Lennar Corp. Class A	404,851
114	LVMH Moet Hennessy Louis Vuitton SE	89,679
1,896	Mohawk Industries, Inc.*	364,392
83	Moncler SpA	5,626
11,344	Newell Brands, Inc.	311,620
68,925	NIKE, Inc. Class B	10,648,223
5,600	Nikon Corp.	59,738
50	NVR, Inc.*	248,665
400	Open House Co. Ltd.	18,796
4,722	Panasonic Corp.	54,372
722	Persimmon plc	29,576
73,610	PulteGroup, Inc.	4,016,898
209	Puma SE	24,944
6,179	PVH Corp.*	664,799
3,698	Ralph Lauren Corp.	435,661
3,290	Redrow plc	27,908
100	Rinnai Corp.	9,518
65	Sangetsu Corp.	907
1,582	SEB SA	286,189
5,524	Sekisui House Ltd.	113,434
4,900	Sharp Corp.	80,839
1,939	Sony Group Corp.	188,019
17,241	Tapestry, Inc.*	749,639
27,526	Under Armour, Inc. Class A*	582,175
9,419	Under Armour, Inc. Class C*	174,911
7,591	VF Corp.	622,766
1,727	Vistry Group plc	28,106
1,627	Whirlpool Corp.	354,718
1,200	Yamaha Corp.	65,145

		31,723,248

Consumer Services – 0.5%
15,666	888 Holdings plc	83,262
395	Benesse Holdings, Inc.	9,810
3,755	Booking Holdings, Inc.*	8,216,278
399	Caesars Entertainment, Inc.*	41,396
581	Chipotle Mexican Grill, Inc.*	900,748

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
147	Darden Restaurants, Inc.	$21,460
15,461	Domino’s Pizza Group plc	83,177
1,415	Domino’s Pizza, Inc.	660,083
1,894	Entain plc*	45,766
4,037	Expedia Group, Inc.*	660,897
3,935	Flutter Entertainment plc*	715,672
1,800	Food & Life Cos. Ltd.	77,600
2,752	Gamesys Group plc	70,193
3,342	Greggs plc*	120,295
5,210	Hilton Worldwide Holdings, Inc.*	628,430
2,087	La Francaise des Jeux SAEM	122,752
7,915	McDonald’s Corp.	1,828,286
815	MGM Resorts International	34,760
1,573	Mitchells & Butlers plc*	6,063
1,522	Penn National Gaming, Inc.*	116,418
5,297	Playtech plc*	31,156
2,795	Restaurant Group plc (The)*	4,957
400	Skylark Holdings Co. Ltd.*	5,554
1,232	Sodexo SA*	115,142
507	Starbucks Corp.	56,688
34,958	Wynn Resorts Ltd.*	4,275,363
6,224	Yum! Brands, Inc.	715,947
800	Zensho Holdings Co. Ltd.	20,545

		19,668,698

Diversified Financials – 2.2%
19,920	3i Group plc	323,279
7,242	AJ Bell plc	43,494
38,497	American Express Co.	6,360,859
151	Ameriprise Financial, Inc.	37,581
1,729	Amundi SA	152,496
15,176	Ashmore Group plc	80,882
82,246	Bank of New York Mellon Corp. (The)	4,213,463
65,161	Berkshire Hathaway, Inc. Class B*	18,109,545
68	BlackRock, Inc.	59,498
296	Brewin Dolphin Holdings plc	1,424
32,617	Capital One Financial Corp.	5,045,524
98,363	Charles Schwab Corp. (The)	7,161,810
18,235	Chrysalis Investments Ltd.*	62,052
4,537	CMC Markets plc	28,870
21,807	CME Group, Inc.	4,637,913
2,529	Credit Saison Co. Ltd.	30,902
4,926	Deutsche Boerse AG	859,815
6,236	Discover Financial Services	737,656
1,311	Euronext NV	142,622
2,451	Franklin Resources, Inc.	78,407
11,809	Hargreaves Lansdown plc	259,850
14,010	IG Group Holdings plc	164,174
4,379	IntegraFin Holdings plc	31,241
244	Intermediate Capital Group plc	7,177
11,903	Invesco Ltd.	318,167
24,568	Investec plc	98,137
4,658	IP Group plc	7,500
600	JAFCO Group Co. Ltd.	37,411
3,543	Japan Exchange Group, Inc.	78,924
767	JTC plc	6,522

Common Stocks – (continued)
Diversified Financials – (continued)
61,384	KKR & Co., Inc.	3,636,388
94	Liontrust Asset Management plc	2,448
119,694	M&G plc	379,179
1,112	MarketAxess Holdings, Inc.	515,512
2,613	Moody’s Corp.	946,873
86,152	Morgan Stanley	7,899,277
44	MSCI, Inc.	23,455
5,903	Ninety One plc	17,981
875	Nomura Holdings, Inc.	4,453
5,050	Plus500 Ltd.	93,347
450	Provident Financial plc*	1,445
692	Quilter plc	1,424
20	Rathbone Brothers plc	501
314	Raymond James Financial, Inc.	40,789
17,387	S&P Global, Inc.	7,136,494
3,118	Sanne Group plc	35,885
3,400	SBI Holdings, Inc.	80,310
202	Sofina SA	87,275
13,968	St James’s Place plc	285,600
9,664	Standard Life Aberdeen plc	36,255
43,736	State Street Corp.	3,598,598
5,376	Synchrony Financial	260,843
24,772	T. Rowe Price Group, Inc.	4,904,113
500	Zenkoku Hosho Co. Ltd.	21,451

		79,187,091

Energy – 0.7%
6,093	APA Corp.	131,792
28,585	Baker Hughes Co.	653,739
156,245	Cabot Oil & Gas Corp.	2,728,038
15,945	Cairn Energy plc	32,207
76,691	Chevron Corp.	8,032,615
1,100	Cosmo Energy Holdings Co. Ltd.	25,251
712	Diamondback Energy, Inc.	66,850
4,093	ENEOS Holdings, Inc.	17,153
53,795	Exxon Mobil Corp.	3,393,389
35,066	Halliburton Co.	810,726
14,851	HollyFrontier Corp.	488,598
1,000	Iwatani Corp.	59,919
41,533	John Wood Group plc*	126,532
184,365	Kinder Morgan, Inc.	3,360,974
13,787	Marathon Oil Corp.	187,779
15,817	Marathon Petroleum Corp.	955,663
10,420	Neste OYJ	639,184
36,554	NOV, Inc.*	560,007
5,632	Occidental Petroleum Corp.	176,113
727	OMV AG	41,488
1,182	Phillips 66	101,439
57,880	Repsol SA	727,123
10,714	Royal Dutch Shell plc Class A	214,793
34,079	TechnipFMC plc*	307,736
45,010	Tenaris SA	492,422
43	Thungela Resources Ltd.*	118
7,452	TotalEnergies SE	337,589
388,921	Tullow Oil plc*	320,370
9,814	Valero Energy Corp.	766,277

		25,755,884

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 0.3%
1,012	Aeon Co. Ltd.	$27,167
240	Ain Holdings, Inc.	14,955
10,767	Carrefour SA	211,888
392	Cosmos Pharmaceutical Corp.	57,597
5,006	Costco Wholesale Corp.	1,980,724
896	Etablissements Franz Colruyt NV	50,104
48,049	J Sainsbury plc	180,851
14,049	Jeronimo Martins SGPS SA	256,209
3,826	Kesko OYJ Class B	141,281
36,527	Koninklijke Ahold Delhaize NV	1,087,758
28,164	Kroger Co. (The)	1,078,963
731	Lawson, Inc.	33,857
6,472	Seven & i Holdings Co. Ltd.	310,014
9,972	Sysco Corp.	775,323
700	Tsuruha Holdings, Inc.	81,470
6,594	Walgreens Boots Alliance, Inc.	346,910
20,566	Walmart, Inc.	2,900,217

		9,535,288

Food, Beverage & Tobacco – 0.9%
4,500	Ajinomoto Co., Inc.	116,908
647	Altria Group, Inc.	30,849
2,789	Anheuser-Busch InBev SA/NV	201,056
69,028	Archer-Daniels-Midland Co.	4,183,097
898	Asahi Group Holdings Ltd.	41,971
8,160	British American Tobacco plc	316,817
8,156	Britvic plc	105,714
65,291	Bunge Ltd.	5,102,492
11,298	C&C Group plc*	37,977
3,326	Campbell Soup Co.	151,632
2,100	Coca-Cola Bottlers Japan Holdings, Inc.	32,874
38,715	Coca-Cola Co. (The)	2,094,869
6,838	Coca-Cola HBC AG	247,513
6,154	Conagra Brands, Inc.	223,882
900	Constellation Brands, Inc. Class A	210,501
2,475	Cranswick plc	136,163
16,578	Davide Campari-Milano NV	222,215
1,031	Fuji Oil Holdings, Inc.	24,529
15,263	General Mills, Inc.	929,975
6,626	Glanbia plc	107,916
23,372	Greencore Group plc*	40,632
1,233	Heineken Holding NV	124,420
3,600	Hershey Co. (The)	627,048
7,901	Imperial Brands plc	170,367
507	Ito En Ltd.	30,090
5,687	J M Smucker Co. (The)	736,865
2,552	JDE Peet’s NV*	92,629
10,195	Kellogg Co.	655,844
1,300	Kikkoman Corp.	85,733
7,195	Kraft Heinz Co. (The)	293,412
5,228	Lamb Weston Holdings, Inc.	421,690
974	Maruha Nichiro Corp.	20,739
235	MEIJI Holdings Co. Ltd.	14,082
5,924	Molson Coors Beverage Co. Class B*	318,060
22,777	Mondelez International, Inc. Class A	1,422,196

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
7,139	Monster Beverage Corp.*	652,148
300	Morinaga Milk Industry Co. Ltd.	15,636
1,584	NH Foods Ltd.	61,574
7,483	Nippon Suisan Kaisha Ltd.	35,685
1,732	Nisshin Seifun Group, Inc.	25,392
1,000	Nissin Foods Holdings Co. Ltd.	72,007
13,906	PepsiCo, Inc.	2,060,452
80,198	Philip Morris International, Inc.	7,948,424
54,101	Premier Foods plc*	82,022
114	Remy Cointreau SA	23,544
734	Suntory Beverage & Food Ltd.	27,666
400	Takara Holdings, Inc.	4,990
8,147	Tate & Lyle plc	83,216
1,482	Toyo Suisan Kaisha Ltd.	57,120
47,722	Tyson Foods, Inc. Class A	3,519,975
3,187	Yamazaki Baking Co. Ltd.	44,985

		34,287,593

Health Care Equipment & Services – 2.7%
60,129	Abbott Laboratories	6,970,755
1,592	ABIOMED, Inc.*	496,879
772	Alfresa Holdings Corp.	11,531
50	Align Technology, Inc.*	30,550
1,215	AmerisourceBergen Corp.	139,105
294	Amplifon SpA	14,536
18,655	Anthem, Inc.	7,122,479
21,436	Becton Dickinson and Co.	5,213,021
126,790	Boston Scientific Corp.*	5,421,540
5,643	Cardinal Health, Inc.	322,159
1,002	Carl Zeiss Meditec AG	193,692
74,284	Centene Corp.*	5,417,532
9,556	Cerner Corp.	746,897
22,817	Cigna Corp.	5,409,226
88,405	ConvaTec Group plc	294,231
85,158	CVS Health Corp.	7,105,584
28,080	Danaher Corp.	7,535,549
3,035	DaVita, Inc.*	365,505
8,960	Dentsply Sirona, Inc.	566,810
9,676	Edwards Lifesciences Corp.*	1,002,143
8,786	Fresenius Medical Care AG & Co. KGaA	730,084
5,073	Fresenius SE & Co. KGaA	264,759
1,731	H.U. Group Holdings, Inc.	44,666
25,452	HCA Healthcare, Inc.	5,261,947
5,033	Henry Schein, Inc.*	373,398
81,734	Hologic, Inc.*	5,453,292
2,419	Hoya Corp.	319,962
11,699	Humana, Inc.	5,179,381
108	IDEXX Laboratories, Inc.*	68,207
13,097	Insulet Corp.*	3,595,257
23,043	Koninklijke Philips NV	1,143,720
17,750	Laboratory Corp. of America Holdings*	4,896,338
106	M3, Inc.	7,723
1,931	McKesson Corp.	369,284
13,056	Mediclinic International plc*	53,709

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
1,470	Medipal Holdings Corp.	$28,104
13,808	Medtronic plc	1,713,987
200	Nihon Kohden Corp.	5,708
3,100	Nipro Corp.	36,624
8,500	Olympus Corp.	169,073
3,554	Quest Diagnostics, Inc.	469,021
123	ResMed, Inc.	30,322
800	Ship Healthcare Holdings, Inc.	18,692
19,198	Smith & Nephew plc	416,352
111	STERIS plc	22,899
4,335	Stryker Corp.	1,125,930
698	Suzuken Co. Ltd.	20,461
989	Sysmex Corp.	117,330
1,149	Teleflex, Inc.	461,657
895	Toho Holdings Co. Ltd.	14,431
20,436	UDG Healthcare plc	302,197
26,762	UnitedHealth Group, Inc.	10,716,575
2,918	Universal Health Services, Inc. Class B	427,283
132	West Pharmaceutical Services, Inc.	47,401

		98,285,498

Household & Personal Products – 0.5%
2,934	Beiersdorf AG	354,151
1,332	Church & Dwight Co., Inc.	113,513
4,167	Clorox Co. (The)	749,685
3,629	Estee Lauder Cos., Inc. (The) Class A	1,154,312
4,715	Henkel AG & Co. KGaA (Preference)(a)	497,970
5,956	Kimberly-Clark Corp.	796,794
400	Kose Corp.	62,839
3,424	L’Oreal SA	1,529,138
1,900	Pigeon Corp.	53,588
1,300	Pola Orbis Holdings, Inc.	34,278
66,123	Procter & Gamble Co. (The)	8,921,976
7,441	PZ Cussons plc	25,223
11,787	Reckitt Benckiser Group plc	1,041,384
20,278	Unilever plc	1,184,916

		16,519,767

Insurance – 0.8%
7,459	Admiral Group plc	324,557
20,645	Aflac, Inc.	1,107,811
5,597	Ageas SA/NV	311,032
8,592	Allianz SE (Registered)	2,144,193
9,656	Allstate Corp. (The)	1,259,529
22,875	Aon plc Class A	5,461,635
361	Arthur J Gallagher & Co.	50,569
17,814	Assicurazioni Generali SpA	357,646
1,235	Assurant, Inc.	192,882
114,656	Aviva plc	643,674
2,426	Chubb Ltd.	385,588
7,486	Cincinnati Financial Corp.	873,017
12,393	CNP Assurances	211,219
10,400	Dai-ichi Life Holdings, Inc.	191,352
52,728	Direct Line Insurance Group plc	207,970

Common Stocks – (continued)
Insurance – (continued)
1,579	Everest Re Group Ltd.	397,924
78,731	First American Financial Corp.	4,908,878
1,203	Globe Life, Inc.	114,586
6,005	Hartford Financial Services Group, Inc. (The)	372,130
6,492	Japan Post Holdings Co. Ltd.*	53,324
2,688	Japan Post Insurance Co. Ltd.	49,736
38,700	Just Group plc*	49,916
144,261	Legal & General Group plc	514,664
3,923	Lincoln National Corp.	246,521
442	Loews Corp.	24,155
7,145	Marsh & McLennan Cos., Inc.	1,005,159
73,972	MetLife, Inc.	4,427,224
7,764	NN Group NV	366,766
10,932	Phoenix Group Holdings plc	102,335
43,649	Poste Italiane SpA	577,719
6,110	Principal Financial Group, Inc.	386,091
13,417	Progressive Corp. (The)	1,317,684
4,369	Prudential Financial, Inc.	447,691
5,318	Sabre Insurance Group plc	18,780
2,691	Sompo Holdings, Inc.	99,670
9,586	T&D Holdings, Inc.	124,396
2,633	Travelers Cos., Inc. (The)	394,186
14,119	Unum Group	400,980
665	W R Berkley Corp.	49,496

		30,172,685

Materials – 0.9%
804	ADEKA Corp.	15,088
3,054	Air Products and Chemicals, Inc.	878,575
500	Air Water, Inc.	7,702
5,319	Akzo Nobel NV	658,603
315	Albemarle Corp.	53,065
39,155	Amcor plc	448,716
438	Anglo American plc	17,430
455	Antofagasta plc	9,048
6,227	ArcelorMittal SA	191,711
2,389	Arkema SA	300,259
11,900	Asahi Kasei Corp.	130,795
228	Avery Dennison Corp.	47,935
378	Ball Corp.	30,626
2,600	BASF SE	205,243
713	BHP Group plc	21,098
3,285	Celanese Corp.	498,006
159,287	Centamin plc	223,429
4,878	CF Industries Holdings, Inc.	250,973
284	Corbion NV	16,264
88,257	Corteva, Inc.	3,914,198
1,853	Covestro AG	119,812
18,801	CRH plc	953,814
87	Croda International plc	8,873
900	Daicel Corp.	7,405
200	Denka Co. Ltd.	6,648
1,311	DIC Corp.	33,161
2,915	Dow, Inc.	184,461
7,184	DS Smith plc	41,593

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
12,321	DuPont de Nemours, Inc.	$953,769
5,238	Eastman Chemical Co.	611,537
3,999	Ecolab, Inc.	823,674
18,550	Elementis plc*	38,670
5,766	Essentra plc	24,658
2,028	Evonik Industries AG	68,087
30,448	Evraz plc	249,802
11,307	Ferrexpo plc	67,074
4,947	Freeport-McMoRan, Inc.	183,583
1,184	Fresnillo plc	12,660
1,313	FUCHS PETROLUB SE (Preference)(a)	63,896
29,920	Glencore plc*	128,419
7,512	HeidelbergCement AG	644,954
3,154	Hill & Smith Holdings plc	65,182
17,641	Hochschild Mining plc	37,481
1,089	Huhtamaki OYJ	51,654
5,135	International Paper Co.	314,827
200	JFE Holdings, Inc.	2,346
8,795	Johnson Matthey plc	374,458
2,294	JSR Corp.	69,685
955	Kaneka Corp.	38,531
11,400	Kobe Steel Ltd.	73,226
135	Koninklijke DSM NV	25,236
4,700	Kuraray Co. Ltd.	45,161
645	LANXESS AG	44,266
22,060	Linde plc	6,377,554
414	Lintec Corp.	8,976
138	LyondellBasell Industries NV Class A	14,196
135	Martin Marietta Materials, Inc.	47,494
16,388	Mitsubishi Chemical Holdings Corp.	137,889
331	Mitsubishi Gas Chemical Co., Inc.	7,014
2,358	Mitsui Chemicals, Inc.	81,511
100	Mitsui Mining & Smelting Co. Ltd.	2,775
1,902	Mondi plc	50,076
6,584	Mosaic Co. (The)	210,095
2,160	Newmont Corp.	136,901
1,005	Nippon Light Metal Holdings Co. Ltd.	16,884
1,493	Nippon Paper Industries Co. Ltd.	16,747
323	Nippon Sanso Holdings Corp.	6,631
300	Nippon Steel Corp.	5,072
82	Nitto Denko Corp.	6,107
700	NOF Corp.	36,496
2,073	Nucor Corp.	198,863
1,352	Oji Holdings Corp.	7,770
221	Packaging Corp. of America	29,928
2,638	Petropavlovsk plc*	865
4,651	PPG Industries, Inc.	789,600
1,745	Rengo Co. Ltd.	14,544
1,460	RHI Magnesita NV	81,795
351	Rio Tinto plc	28,988
9,039	Sealed Air Corp.	535,561
25,356	Sherwin-Williams Co. (The)	6,908,242
73	Shin-Etsu Chemical Co. Ltd.	12,210
2,700	Showa Denko KK	80,244
12,252	Smurfit Kappa Group plc	666,424
2,618	Solvay SA	333,228

Common Stocks – (continued)
Materials – (continued)
3,345	Stora Enso OYJ Class R	61,083
246	Sumitomo Bakelite Co. Ltd.	10,884
23,510	Sumitomo Chemical Co. Ltd.	124,953
105	Sumitomo Metal Mining Co. Ltd.	4,084
356	Sumitomo Osaka Cement Co. Ltd.	9,699
7,218	Synthomer plc	49,126
819	Taiheiyo Cement Corp.	18,003
4,433	Teijin Ltd.	67,677
3,073	thyssenkrupp AG*	32,096
4,733	Tokai Carbon Co. Ltd.	65,274
1,995	Tokuyama Corp.	40,641
100	Tokyo Ohka Kogyo Co. Ltd.	6,294
2,927	Toray Industries, Inc.	19,511
600	Tosoh Corp.	10,346
784	Toyo Seikan Group Holdings Ltd.	10,734
510	Toyobo Co. Ltd.	6,117
2,579	Ube Industries Ltd.	52,407
1,959	Victrex plc	69,097
3,673	voestalpine AG	149,819
221	Vulcan Materials Co.	38,469
5,491	Westrock Co.	292,231
5,157	Wienerberger AG	198,783
227	Yamato Kogyo Co. Ltd.	7,499
2,500	Zeon Corp.	34,600

		32,517,474

Media & Entertainment – 3.0%
54,384	Activision Blizzard, Inc.	5,190,409
8,364	Alphabet, Inc. Class A*	20,423,132
6,283	Alphabet, Inc. Class C*	15,747,209
28,407	Auto Trader Group plc*	248,789
16,766	Bollore SA	89,939
266	Capcom Co. Ltd.	7,775
550	Charter Communications, Inc. Class A*	396,797
717	Cineworld Group plc*	769
170,744	Comcast Corp. Class A	9,735,823
212	CyberAgent, Inc.	4,540
700	DeNA Co. Ltd.	14,922
4,209	Dentsu Group, Inc.	151,010
28,444	Discovery, Inc. Class A*(b)	872,662
15,186	Discovery, Inc. Class C*	440,090
6,535	Electronic Arts, Inc.	939,929
93	Euromoney Institutional Investor plc	1,312
73,676	Facebook, Inc. Class A*	25,617,882
14,175	Fox Corp. Class A	526,318
14,141	Fox Corp. Class B	497,763
181	Future plc	7,842
2,700	GungHo Online Entertainment, Inc.	53,623
23,197	Interpublic Group of Cos., Inc. (The)	753,671
128,768	ITV plc*	223,799
1,400	Kakaku.com, Inc.	42,118
174	Koei Tecmo Holdings Co. Ltd.	8,459
1,300	Konami Holdings Corp.	77,857
24,977	Netflix, Inc.*	13,193,101
33,505	News Corp. Class A	863,424

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
16,108	News Corp. Class B	$392,230
5,974	Nexon Co. Ltd.	132,948
800	Nintendo Co. Ltd.	462,938
3,624	Nippon Television Holdings, Inc.	42,272
3,848	Omnicom Group, Inc.	307,802
675	Pearson plc	7,773
11,735	ProSiebenSat.1 Media SE	233,989
505	Publicis Groupe SA	32,317
30,320	Rightmove plc	272,522
20,076	Roku, Inc.*	9,219,903
2,734	Scout24 AG	230,678
1,300	Square Enix Holdings Co. Ltd.	64,200
3,951	Take-Two Interactive Software, Inc.*	699,406
843	TV Asahi Holdings Corp.	13,401
573	WPP plc	7,746

		108,251,089

Pharmaceuticals, Biotechnology & Life Sciences – 2.2%
5,378	Agilent Technologies, Inc.	794,922
6,856	Amgen, Inc.	1,671,150
2,906	Astellas Pharma, Inc.	50,642
10,652	AstraZeneca plc	1,279,776
17,637	Biogen, Inc.*	6,107,164
130	Bio-Rad Laboratories, Inc. Class A*	83,758
33,558	Bristol-Myers Squibb Co.	2,242,346
169	Catalent, Inc.*	18,272
153	Charles River Laboratories International, Inc.*	56,598
5,726	Chugai Pharmaceutical Co. Ltd.	226,959
11,483	Daiichi Sankyo Co. Ltd.	247,724
134	Dechra Pharmaceuticals plc	8,100
2,000	Eisai Co. Ltd.	196,554
29,303	Eli Lilly & Co.	6,725,625
838	Eurofins Scientific SE*	95,849
241	Evotec SE*	10,933
101	Genus plc	6,936
23,688	Gilead Sciences, Inc.	1,631,156
75,853	GlaxoSmithKline plc	1,491,202
5,207	Grifols SA	141,198
2,377	Illumina, Inc.*	1,124,820
5,866	Incyte Corp.*	493,507
3,035	Indivior plc*	6,491
2,770	Ipsen SA	288,238
3,917	IQVIA Holdings, Inc.*	949,167
84,130	Johnson & Johnson	13,859,576
239	Kaken Pharmaceutical Co. Ltd.	10,256
108,237	Merck & Co., Inc.	8,417,591
3,950	Merck KGaA	757,911
4,847	Mettler-Toledo International, Inc.*	6,714,743
253	Mochida Pharmaceutical Co. Ltd.	8,307
10,824	Organon & Co.*	327,534
3,377	Orion OYJ Class B	145,192
3,001	Otsuka Holdings Co. Ltd.	124,608
1,766	PerkinElmer, Inc.	272,688
5,469	Perrigo Co. plc	250,754
183,665	Pfizer, Inc.	7,192,321

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
802	PureTech Health plc*	3,783
879	Santen Pharmaceutical Co. Ltd.	12,132
61	Sartorius Stedim Biotech	28,871
609	Sawai Group Holdings Co. Ltd.	27,171
1,874	Sumitomo Dainippon Pharma Co. Ltd.	39,306
476	Taisho Pharmaceutical Holdings Co. Ltd.	25,481
3,043	Takeda Pharmaceutical Co. Ltd.	102,125
15,848	Thermo Fisher Scientific, Inc.	7,994,841
80	Tsumura & Co.	2,515
4,193	UCB SA	439,140
225	Vectura Group plc	424
31,183	Vertex Pharmaceuticals, Inc.*	6,287,428
32,742	Viatris, Inc.	467,883
1,851	Waters Corp.*	639,724

		80,101,392

Real Estate – 0.6%
1,200	alstria office REIT-AG (REIT)	22,171
23,975	American Tower Corp. (REIT)	6,476,607
1,514	Aroundtown SA	11,813
242	Big Yellow Group plc (REIT)	4,371
307	CBRE Group, Inc. Class A*	26,319
1,867	Civitas Social Housing plc (REIT)	2,983
374	CLS Holdings plc	1,244
31,902	Crown Castle International Corp. (REIT)	6,224,080
800	Daito Trust Construction Co. Ltd.	87,282
220	Duke Realty Corp. (REIT)	10,417
1,291	Equinix, Inc. (REIT)	1,036,157
374	Extra Space Storage, Inc. (REIT)	61,269
1,165	GCP Student Living plc (REIT)	2,595
18,533	Grainger plc	73,041
26,063	Host Hotels & Resorts, Inc. (REIT)*	445,417
2,800	Hulic Co. Ltd.	31,455
10,273	Iron Mountain, Inc. (REIT)	434,753
17,080	Kimco Realty Corp. (REIT)	356,118
473	LondonMetric Property plc (REIT)	1,513
1,922	LXI REIT plc (REIT)	3,544
125	Mid-America Apartment Communities, Inc. (REIT)	21,053
212	Public Storage (REIT)	63,746
1,500	Relo Group, Inc.	34,264
360	Safestore Holdings plc (REIT)	4,716
2,844	Savills plc	45,400
2,287	SBA Communications Corp. (REIT)	728,867
501	Segro plc (REIT)	7,584
130	Simon Property Group, Inc. (REIT)	16,962
2,523	Sirius Real Estate Ltd.	3,857
24,510	Sun Communities, Inc. (REIT)	4,201,014
308	TAG Immobilien AG	9,763
72,515	Tritax Big Box REIT plc (REIT)	197,021
2,566	UK Commercial Property REIT Ltd. (REIT)	2,714
290	UNITE Group plc (The) (REIT)	4,308
439	Warehouses De Pauw CVA (REIT)	16,770

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
1,051	Weyerhaeuser Co. (REIT)	$36,175

		20,707,363

Retailing – 1.7%
600	ABC-Mart, Inc.	34,509
1,503	Advance Auto Parts, Inc.	308,325
3,591	Amazon.com, Inc.*	12,353,615
15,509	AO World plc*	54,278
1,003	Autobacs Seven Co. Ltd.	13,359
614	AutoZone, Inc.*	916,223
34,447	B&M European Value Retail SA	273,470
8,603	Best Buy Co., Inc.	989,173
1,358	CarMax, Inc.*	175,386
22,502	Dixons Carphone plc*	40,527
1,525	Dollar General Corp.	329,995
8,782	Dollar Tree, Inc.*	873,809
4,201	Dunelm Group plc	82,637
93,135	eBay, Inc.	6,539,008
338	Etsy, Inc.*	69,574
400	Fast Retailing Co. Ltd.	300,675
2,789	Frasers Group plc*	23,255
1,593	Gap, Inc. (The)	53,605
32,401	Genuine Parts Co.	4,097,755
6,135	HelloFresh SE*	596,378
44,696	Home Depot, Inc. (The)	14,253,107
3,311	Inchcape plc	35,237
500	Izumi Co. Ltd.	18,807
2,118	J Front Retailing Co. Ltd.	18,840
20,741	JD Sports Fashion plc	263,943
71,796	Kingfisher plc	362,361
1,727	K’s Holdings Corp.	19,847
3,897	L Brands, Inc.	280,818
15,020	LKQ Corp.*	739,284
31,028	Lowe’s Cos., Inc.	6,018,501
17,618	Marks & Spencer Group plc*	35,732
3,279	Next plc*	356,866
800	Nitori Holdings Co. Ltd.	141,278
1,661	O’Reilly Automotive, Inc.*	940,475
210	PALTAC Corp.	10,900
15,157	Pets at Home Group plc	95,809
124	Pool Corp.	56,874
1,900	Rakuten Group, Inc.	21,453
1,940	Ross Stores, Inc.	240,560
100	Ryohin Keikaku Co. Ltd.	2,098
904	Shimamura Co. Ltd.	86,729
1,237	Shop Apotheke Europe NV*	232,402
2,375	Takashimaya Co. Ltd.	25,893
8,645	Target Corp.	2,089,842
5,291	TJX Cos., Inc. (The)	356,719
25,852	Tractor Supply Co.	4,810,023
1,759	Ulta Beauty, Inc.*	608,209
2,330	Vivo Energy plc	3,107
1,271	Watches of Switzerland Group plc*	14,698
5,099	Wickes Group plc*	17,352
17,880	Yamada Holdings Co. Ltd.	82,679
5,656	Zalando SE*	684,036

Common Stocks – (continued)
Retailing – (continued)
142	ZOZO, Inc.	4,815

		61,054,850

Semiconductors & Semiconductor Equipment – 1.2%
1,800	Advantest Corp.	161,616
35,045	Analog Devices, Inc.	6,033,347
579	Applied Materials, Inc.	82,450
115	ASM International NV	37,930
181	ASML Holding NV	124,948
374	BE Semiconductor Industries NV	31,871
5,626	Broadcom, Inc.	2,682,702
360	Enphase Energy, Inc.*	66,107
34,590	Infineon Technologies AG	1,391,322
67,518	Intel Corp.	3,790,460
8,884	Lam Research Corp.	5,780,819
100	Lasertec Corp.	19,342
947	Microchip Technology, Inc.	141,804
100,699	Micron Technology, Inc.*	8,557,401
1,565	Monolithic Power Systems, Inc.	584,449
4,573	NXP Semiconductors NV	940,758
3,400	Qorvo, Inc.*	665,210
2,866	QUALCOMM, Inc.	409,637
15,950	Renesas Electronics Corp.*	172,138
1,166	SCREEN Holdings Co. Ltd.	114,591
831	Skyworks Solutions, Inc.	159,344
153	SOITEC*	33,786
20,500	STMicroelectronics NV	745,289
836	SUMCO Corp.	20,479
4,150	Teradyne, Inc.	555,934
46,783	Texas Instruments, Inc.	8,996,371
1,243	Ulvac, Inc.	62,942

		42,363,047

Software & Services – 3.5%
30,199	Accenture plc Class A	8,902,363
21,570	Adobe, Inc.*	12,632,255
598	Adyen NV*	1,466,494
2,571	Akamai Technologies, Inc.*	299,779
1,177	Alten SA	156,223
11,473	Atos SE	698,620
3,469	Autodesk, Inc.*	1,012,601
201	Automatic Data Processing, Inc.	39,923
1,093	Avast plc	7,410
705	Bechtle AG	131,031
39	Broadridge Financial Solutions, Inc.	6,300
6,272	Bytes Technology Group plc*	40,170
5,260	Cadence Design Systems, Inc.*	719,673
1,460	Capgemini SE	280,778
23,702	Capita plc*	12,248
7,233	Citrix Systems, Inc.	848,214
22,136	Cognizant Technology Solutions Corp. Class A	1,533,139
553	Computacenter plc	19,708
58	Dassault Systemes SE	14,076
19,526	DXC Technology Co.*	760,342
9,380	Fair Isaac Corp.*	4,715,138

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
189	FDM Group Holdings plc	$2,668
5,002	Fidelity National Information Services, Inc.	708,633
16,600	Finablr plc*(c)	—
57,100	Fiserv, Inc.*	6,103,419
1,467	FleetCor Technologies, Inc.*	375,640
39	Fortinet, Inc.*	9,289
1,663	Fujitsu Ltd.	311,146
4,189	Gartner, Inc.*	1,014,576
3,148	Global Payments, Inc.	590,376
668	GMO internet, Inc.	18,232
18,169	International Business Machines Corp.	2,663,394
3,285	Intuit, Inc.	1,610,208
3,046	Jack Henry & Associates, Inc.	498,051
2,562	Kainos Group plc	52,274
30,540	Mastercard, Inc. Class A	11,149,849
2,359	Micro Focus International plc	17,862
138,659	Microsoft Corp.	37,562,723
2,699	NCC Group plc	10,977
3,654	NEC Corp.	188,014
1,570	Nemetschek SE	120,178
2,907	Nexi SpA*	63,882
1,606	Nihon Unisys Ltd.	48,328
114	Nomura Research Institute Ltd.	3,765
1,985	NTT Data Corp.	30,987
7,587	Oracle Corp.	590,572
400	Oracle Corp. Japan	30,563
42,485	PayPal Holdings, Inc.*	12,383,528
203	PTC, Inc.*	28,676
31,570	Sage Group plc (The)	299,039
37,974	salesforce.com, Inc.*	9,275,909
21,596	SAP SE	3,033,369
162	SCSK Corp.	9,653
2,802	ServiceNow, Inc.*	1,539,839
267	Softcat plc	6,560
564	Sopra Steria Group SACA	108,523
2,964	Synopsys, Inc.*	817,442
8,708	TeamViewer AG*	327,046
1,800	Trend Micro, Inc.	94,254
33	Tyler Technologies, Inc.*	14,928
2,737	VeriSign, Inc.*	623,188

		126,634,045

Technology Hardware & Equipment – 2.3%
2,618	Alps Alpine Co. Ltd.	27,707
432	Amano Corp.	10,925
10,026	Amphenol Corp. Class A	685,879
300,924	Apple, Inc.	41,214,551
183	Azbil Corp.	7,583
4,262	Brother Industries Ltd.	85,127
1,031	Canon Marketing Japan, Inc.	23,940
10,225	Canon, Inc.	231,105
7,620	CDW Corp.	1,330,833
107,546	Ciena Corp.*	6,118,292
212,497	Cisco Systems, Inc.	11,262,341
8,277	Corning, Inc.	338,529

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
46,829	Dell Technologies, Inc. Class C*	4,667,446
5,497	F5 Networks, Inc.*	1,026,070
2,732	FUJIFILM Holdings Corp.	202,082
100	Hamamatsu Photonics KK	6,024
42,997	Hewlett Packard Enterprise Co.	626,896
736	Horiba Ltd.	47,767
28,428	HP, Inc.	858,241
84	Ibiden Co. Ltd.	4,521
19,699	Juniper Networks, Inc.	538,768
3,581	Keysight Technologies, Inc.*	552,942
19,090	Konica Minolta, Inc.	105,762
600	Kyocera Corp.	37,068
3,260	Motorola Solutions, Inc.	706,931
241	Murata Manufacturing Co. Ltd.	18,358
9,628	NetApp, Inc.	787,763
1,497	Nippon Electric Glass Co. Ltd.	35,153
198,602	Nokia OYJ*	1,064,061
1,215	Oki Electric Industry Co. Ltd.	11,122
1,800	Omron Corp.	142,518
383	Oxford Instruments plc	12,252
1,182	Renishaw plc	80,584
11,004	Ricoh Co. Ltd.	123,862
6,654	Seagate Technology Holdings plc	585,086
5,819	Seiko Epson Corp.	102,287
400	Shimadzu Corp.	15,456
4,793	Spectris plc	214,976
2,374	Spirent Communications plc	8,093
81	Taiyo Yuden Co. Ltd.	3,997
3,304	TE Connectivity Ltd.	446,734
1,200	Topcon Corp.	17,853
11,559	Trimble, Inc.*	945,873
2,595	Western Digital Corp.*	184,686
1,144	Yokogawa Electric Corp.	17,109
11,743	Zebra Technologies Corp. Class A*	6,217,801

		81,752,954

Telecommunication Services – 0.5%
6,710	Airtel Africa plc	7,166
35,886	AT&T, Inc.	1,032,799
82,037	Deutsche Telekom AG (Registered)	1,735,083
1,206	Freenet AG	28,515
3,400	KDDI Corp.	105,929
163,067	Koninklijke KPN NV	510,017
47,249	Lumen Technologies, Inc.	642,114
19,977	Nippon Telegraph & Telephone Corp.	522,303
10,047	Orange SA	114,664
9,076	Proximus SADP	175,430
2,577	SoftBank Corp.	33,694
325	SoftBank Group Corp.	22,666
238,545	Telecom Italia SpA	118,692
35,269	Telefonica SA	164,617
57,785	T-Mobile US, Inc.*	8,369,002
55,951	Verizon Communications, Inc.	3,134,935
176,463	Vodafone Group plc	295,757

		17,013,383

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)
Transportation – 0.8%
2,100	Abertis Infraestructuras SA(c)	$—
226	Alaska Air Group, Inc.*	13,630
5,200	ANA Holdings, Inc.*	122,211
5,872	Atlantia SpA*	106,624
4,297	CH Robinson Worldwide, Inc.	402,500
666	Clarkson plc	29,425
135,129	CSX Corp.	4,334,938
224	Delta Air Lines, Inc.*	9,690
24,073	Deutsche Post AG (Registered)	1,639,485
2,600	East Japan Railway Co.	185,417
1,357	Expeditors International of Washington, Inc.	171,796
18,750	FedEx Corp.	5,593,688
80,757	Firstgroup plc*	91,492
1,400	Japan Airport Terminal Co. Ltd.	62,893
675	JB Hunt Transport Services, Inc.	109,991
817	Kamigumi Co. Ltd.	16,580
2,700	Kyushu Railway Co.	60,927
200	Mitsui OSK Lines Ltd.	9,612
185	National Express Group plc*	682
1,136	Nippon Yusen KK	57,650
16,226	Norfolk Southern Corp.	4,306,543
2,581	Old Dominion Freight Line, Inc.	655,058
6,441	Redde Northgate plc	35,578
40,706	Royal Mail plc*	325,479
3,111	SG Holdings Co. Ltd.	81,692
689	Southwest Airlines Co.*	36,579
4,300	Tokyu Corp.	58,523
36,912	Union Pacific Corp.	8,118,056
8,619	United Parcel Service, Inc. Class B	1,792,493
2,000	West Japan Railway Co.	114,290
3,158	Wizz Air Holdings plc*	204,176
902	Yamato Holdings Co. Ltd.	25,629

		28,773,327

Utilities – 0.3%
43,346	A2A SpA	88,664
74	Acciona SA	11,176
148,829	AES Corp. (The)	3,879,972
84	Alliant Energy Corp.	4,684
120	Ameren Corp.	9,605
186	American Water Works Co., Inc.	28,668
506	CenterPoint Energy, Inc.	12,407
76,494	Centrica plc*	54,523
2,120	Chubu Electric Power Co., Inc.	25,937
7,450	CMS Energy Corp.	440,146
2,383	Consolidated Edison, Inc.	170,909
7,414	ContourGlobal plc	19,813
7,946	Drax Group plc	46,627
5,541	DTE Energy Co.	718,114
2,968	Duke Energy Corp.	293,001
13,131	Edison International	759,234
1,003	EDP Renovaveis SA	23,239
26	Electricite de France SA	355
163,316	Enel SpA	1,517,675
12,189	Engie SA	167,143

Common Stocks – (continued)
Utilities – (continued)
801	Entergy Corp.	79,860
2,210	Evergy, Inc.	133,550
6,126	Exelon Corp.	271,443
3,280	FirstEnergy Corp.	122,049
146	Fortum OYJ	4,028
56,730	Hera SpA	234,529
5,110	Hokkaido Electric Power Co., Inc.	23,164
17,766	Iberdrola SA	216,650
11,261	Italgas SpA	73,660
639	NextEra Energy, Inc.	46,826
1,590	NiSource, Inc.	38,955
7,084	NRG Energy, Inc.	285,485
3,500	Osaka Gas Co. Ltd.	65,306
885	Pinnacle West Capital Corp.	72,543
1,178	Public Service Enterprise Group, Inc.	70,374
2,101	Red Electrica Corp. SA	39,008
3,483	Rubis SCA	154,978
5,488	RWE AG	198,980
377	Southern Co. (The)	22,812
4,664	SSE plc	96,866
871	Telecom Plus plc	13,700
500	Toho Gas Co. Ltd.	24,547
4,990	Tokyo Gas Co. Ltd.	94,120
3,230	Uniper SE	119,004
2,642	Veolia Environnement SA	79,870
315	Verbund AG Class A	29,018

		10,883,217

TOTAL COMMON STOCKS
(Cost $894,646,249)		$1,070,637,554

Exchange Traded Funds – 20.6%
36,911	First Trust US Equity Opportunities ETF(b)	$4,705,045
2,256,291	Invesco Senior Loan ETF	49,976,846
2,276,261	iShares 5-10 Year Investment Grade Corporate Bond ETF(b)	137,759,316
5,734,427	iShares Core MSCI Emerging Markets ETF	384,149,265
80,000	iShares J.P. Morgan USD Emerging Markets Bond ETF	8,996,800
963,441	SPDR Blackstone Senior Loan ETF	44,597,684
920,358	SPDR Bloomberg Barclays Convertible Securities ETF	79,822,649
803,376	VanEck Vectors Fallen Angel High Yield Bond ETF(b)	26,431,070
92,700	Vanguard Real Estate ETF	9,435,933

TOTAL EXCHANGE TRADED FUNDS
(Cost $654,285,899)		$745,874,608

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(d) – 43.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,585,357,468	0.026%	$1,585,357,468
(Cost $1,585,357,468)

TOTAL INVESTMENTS BEFORE SECURITIES-LENDING REINVESTMENT VEHICLE
(Cost $3,134,289,616)		$3,401,869,630

Securities Lending Reinvestment Vehicle(d) – 2.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
77,778,706	0.026%	$77,778,706
(Cost $77,778,706)

TOTAL INVESTMENTS – 96.4%
(Cost $3,212,068,322)		$3,479,648,336

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.6%		128,780,709

NET ASSETS – 100.0%		$3,608,429,045

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	—Dutch Certification
EURIBOR	—Euro Interbank Offered Rate
REIT	—Real Estate Investment Trust
SPDR	—Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel New Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
TWD	—Taiwan Dollar
USD	—United States Dollar
ZAR	—South African Rand

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
JPMorgan Chase Bank NA	BRL	20,890,000	USD	4,133,862	07/29/2021	$53,802
	HUF	1,911,600,000	USD	6,435,035	07/23/2021	13,812
	ILS	34,060,000	USD	10,435,685	07/23/2021	13,455
	KRW	4,797,420,000	USD	4,227,994	07/29/2021	17,181
	MXN	99,800,000	USD	4,814,916	07/23/2021	178,351
	RUB	560,440,000	USD	7,608,139	07/29/2021	19,701
	USD	18,104,424	CHF	16,740,000	07/23/2021	1,585
	USD	51,457,963	EUR	43,170,000	07/23/2021	246,124
	USD	6,860,982	GBP	4,930,000	07/23/2021	40,865
	USD	58,710,433	JPY	6,468,340,000	07/27/2021	474,662

TOTAL						$1,059,538

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
JPMorgan Chase Bank NA	AUD	8,180,000	USD	6,162,504	07/23/2021	$(27,220)
	CAD	25,540,000	USD	20,653,722	07/23/2021	(50,569)
	CHF	9,670,000	USD	10,538,005	07/23/2021	(80,750)
	CZK	181,020,000	USD	8,449,671	07/23/2021	(33,692)
	IDR	168,604,600,000	USD	11,606,227	07/29/2021	(64,399)
	INR	1,223,510,000	USD	16,426,922	07/29/2021	(25,679)
	NOK	33,020,000	USD	3,849,327	07/23/2021	(13,897)
	NZD	5,140,000	USD	3,593,310	07/23/2021	(606)
	PHP	724,230,000	USD	14,805,888	07/29/2021	(8,227)
	PLN	16,140,000	USD	4,245,750	07/23/2021	(12,385)
	SEK	52,070,000	USD	6,103,607	07/23/2021	(18,088)
	TWD	314,130,000	USD	11,306,961	07/29/2021	(34,730)
	ZAR	84,850,000	USD	5,930,017	07/23/2021	(4,008)

TOTAL						$(374,250)

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
3 Month Canadian Bankers Acceptance	50	09/13/2021	$10,038,016	$1,978
3 Month Canadian Bankers Acceptance	50	12/13/2021	10,032,470	(798)
3 Month Canadian Bankers Acceptance	4	03/14/2022	801,670	(817)
3 Month Eurodollar	4	06/13/2022	997,300	(59)
Amsterdam Exchange Index	53	07/16/2021	9,166,912	(11,542)
Australia 10 Year Bond	76	09/15/2021	8,050,465	385
Brent Crude Oil	153	07/30/2021	11,415,330	403,302
Brent Crude Oil	31	10/29/2021	2,242,850	61,628
CAC 40 10 Euro Index	145	07/16/2021	11,184,290	(232,192)
Canada 10 Year Bond	69	09/21/2021	8,097,870	4,603
Cocoa	87	12/15/2021	2,113,230	(20,284)
Coffee “C”	16	09/20/2021	958,500	850
Coffee “C”	35	12/20/2021	2,134,781	1,202
Copper	33	09/28/2021	3,537,600	(226,342)
Copper	19	12/29/2021	2,034,662	(126,827)
Corn	1	09/14/2021	29,962	(1,528)
Corn	71	12/14/2021	2,089,175	(75,661)
Cotton No. 2	42	12/08/2021	1,782,900	(63,552)
DAX Index	49	09/17/2021	22,555,099	(229,144)
EURO STOXX 50 Index	3,440	09/17/2021	165,423,034	(3,256,921)
Euro-BTP	139	09/08/2021	24,955,283	154,317
FTSE 100 Index	650	09/17/2021	62,764,817	(999,662)
FTSE/JSE Top 40 Index	108	09/16/2021	4,528,437	(116,230)
FTSE/MIB Index	65	09/17/2021	9,635,760	(228,748)
Hang Seng Index	71	07/29/2021	13,090,234	(214,713)
HSCEI	62	07/29/2021	4,220,612	(14,395)
IBEX 35 Index	69	07/16/2021	7,190,301	(278,346)
Japan 10 Year Bond	14	09/13/2021	19,122,013	7,379
KC HRW Wheat	66	12/14/2021	2,201,925	41,863

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts: (continued)
KOSPI 200 Index	103	09/09/2021	$10,034,531	$138,072
Lean Hogs	60	12/14/2021	1,927,800	(202,989)
Live Cattle	41	12/31/2021	2,165,210	23,651
LME Aluminum Base Metal	165	07/21/2021	10,392,938	(75,171)
LME Aluminum Base Metal	159	08/18/2021	10,026,938	201,330
LME Aluminum Base Metal	35	11/17/2021	2,203,250	43,030
LME Lead Base Metal	131	07/21/2021	7,414,600	89,168
LME Lead Base Metal	165	08/18/2021	9,359,625	222,163
LME Nickel Base Metal	46	07/21/2021	5,024,856	34,202
LME Nickel Base Metal	76	08/18/2021	8,302,848	17,433
LME Zinc Base Metal	106	07/21/2021	7,871,162	(117,914)
LME Zinc Base Metal	85	08/18/2021	6,318,156	(87,918)
LME Zinc Base Metal	28	11/17/2021	2,084,250	(53,461)
Low Sulphur Gasoil	116	08/12/2021	6,965,800	167,467
Low Sulphur Gasoil	37	11/11/2021	2,222,775	38,776
NASDAQ 100 E-Mini Index	65	09/17/2021	18,913,700	536,452
Natural Gas	21	07/28/2021	786,030	19,472
Natural Gas	67	10/27/2021	2,508,480	251,065
NY Harbor ULSD	71	07/30/2021	6,345,994	(28,930)
NY Harbor ULSD	24	10/29/2021	2,147,645	2,294
OMXS30 Index	260	07/16/2021	6,884,238	(45,094)
RBOB Gasoline	70	07/30/2021	6,585,306	71,358
RBOB Gasoline	25	10/29/2021	2,159,010	39,411
Russell 2000 E-Mini Index	153	09/17/2021	17,654,670	(173,858)
S&P Midcap 400 E-Mini Index	22	09/17/2021	5,923,280	(115,880)
S&P/TSX 60 Index	61	09/16/2021	11,836,834	(15,773)
SET50 Index	837	09/29/2021	4,948,877	(20,313)
Silver	31	09/28/2021	4,068,750	(234,446)
Soybean	48	11/12/2021	3,343,800	(153,151)
Sugar No. 11	56	09/30/2021	1,122,061	13,622
Sugar No. 11	108	02/28/2022	2,186,957	22,642
TOPIX Index	223	09/09/2021	39,001,665	(400,129)
U.S. Treasury 2 Year Note	35	09/30/2021	7,711,484	(13,184)
U.S. Treasury 5 Year Note	19	09/30/2021	2,344,273	(7,632)
U.S. Treasury 10 Year Note	146	09/21/2021	19,333,594	49,542
U.S. Treasury Long Bond	105	09/21/2021	16,852,500	141,934
Wheat	62	12/14/2021	2,125,050	(24,220)
WTI Crude Oil	227	07/20/2021	16,689,040	754,314
WTI Crude Oil	32	10/20/2021	2,267,840	76,391

Total				$(4,236,528)

Short position contracts:
100 oz Gold	(45)	08/27/2021	$(7,967,700)	$4,316
3 Month Euro Euribor	(35)	12/13/2021	(10,430,302)	(1,065)
3 Month Euro Euribor	(145)	03/14/2022	(43,200,504)	(1,475)
3 Month Euro Euribor	(131)	06/13/2022	(39,023,596)	(2,779)
3 Month Euro Euribor	(137)	09/19/2022	(40,802,814)	(3,694)
3 Month Euro Euribor	(150)	12/19/2022	(44,663,497)	(3,629)
3 Month Euro Euribor	(133)	03/13/2023	(39,585,864)	(3,572)
3 Month Euro Euribor	(164)	06/19/2023	(48,795,628)	(963)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts: (continued)
3 Month Eurodollar	(22)	09/19/2022	$(5,479,925)	$(492)
3 Month Eurodollar	(195)	12/19/2022	(48,496,500)	(8,370)
3 Month Eurodollar	(256)	03/13/2023	(63,590,400)	(3,317)
3 Month Eurodollar	(307)	06/19/2023	(76,151,350)	2,197
3 Month Euroswiss	(31)	09/13/2021	(8,438,935)	(767)
3 Month Euroswiss	(86)	12/13/2021	(23,408,917)	(2,854)
3 Month Euroswiss	(70)	03/14/2022	(19,048,095)	(1,956)
3 Month Sterling	(82)	09/15/2021	(14,165,355)	(543)
3 Month Sterling	(69)	12/15/2021	(11,916,049)	(1,480)
3 Month Sterling	(289)	03/16/2022	(49,851,781)	4,006
3 Month Sterling	(348)	06/15/2022	(59,987,012)	5,879
3 Month Sterling	(440)	09/21/2022	(75,792,391)	19,234
3 Month Sterling	(464)	12/21/2022	(79,870,359)	23,612
3 Month Sterling	(455)	03/15/2023	(78,277,878)	25,878
3 Month Sterling	(424)	06/21/2023	(72,900,671)	(10,087)
CBOE Volatility Index	(74)	07/21/2021	(1,324,844)	345,266
CBOE Volatility Index	(72)	08/18/2021	(1,421,906)	257,959
Cocoa	(89)	09/15/2021	(2,126,210)	11,250
Euro-Bobl	(165)	09/08/2021	(26,240,410)	(24,971)
Euro-Bund	(58)	09/08/2021	(11,866,180)	(19,063)
Euro-Buxl	(7)	09/08/2021	(1,684,619)	(30,139)
Euro-OAT	(31)	09/08/2021	(5,843,091)	(16,175)
Euro-Schatz	(467)	09/08/2021	(62,102,530)	(1,714)
Feeder Cattle	(6)	08/26/2021	(463,950)	(17,269)
KC HRW Wheat	(67)	09/14/2021	(2,209,325)	(46,303)
Lean Hogs	(15)	08/13/2021	(621,600)	(4,397)
Live Cattle	(42)	08/31/2021	(2,065,140)	(58,252)
LME Aluminum Base Metal	(165)	07/21/2021	(10,392,938)	(258,696)
LME Aluminum Base Metal	(39)	08/18/2021	(2,459,438)	(105,688)
LME Lead Base Metal	(131)	07/21/2021	(7,414,600)	(257,949)
LME Lead Base Metal	(31)	08/18/2021	(1,758,475)	(70,898)
LME Nickel Base Metal	(46)	07/21/2021	(5,024,856)	(26,155)
LME Nickel Base Metal	(18)	08/18/2021	(1,966,464)	(84,232)
LME Zinc Base Metal	(106)	07/21/2021	(7,871,162)	89,774
LME Zinc Base Metal	(61)	08/18/2021	(4,534,206)	(176,908)
Long Gilt	(18)	09/28/2021	(3,189,613)	(14,949)
S&P 500 E-Mini Index	(583)	09/17/2021	(125,012,690)	(1,287,553)
Wheat	(29)	09/14/2021	(986,362)	(40,379)

Total				$(1,799,362)

Total Futures Contracts				$(6,035,890)

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
iTraxx Europe Crossover Index	5.000%	2.320%	06/20/2026	EUR	52,900	$7,885,828	$6,486,892	$1,398,936
iTraxx Europe Index	1.000	0.468	06/20/2026		199,650	6,378,416	5,949,024	429,392
Markit CDX North America High Yield Index	5.000	2.745	06/20/2026	USD	90,350	9,341,186	7,314,757	2,026,429
Markit CDX North America Investment Grade Index	1.000	0.479	06/20/2026		243,000	6,251,121	5,797,075	454,046

TOTAL						$29,856,551	$25,547,748	$4,308,803

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(a)
MSCI The World Net Return Index(b)	0.075%	Bank of America NA	11/11/2021	USD	45,183	$(20,757)
Bloomberg Roll Select Commodity Index Total Return(c)	(0.000)	JPMorgan Chase Bank NA	02/28/2022		10,059	143,734
A basket (JPGSMARB) of common stocks(d)*	(0.075)		08/10/2021		34,072	187,143
Cushing 30 MLP Total Return Index(d)	(0.075)		11/09/2021		7,659	436,585
Euro Stoxx Gross Total Return Index(b)	0.550		09/16/2021	EUR	48,955	758,128
FTSE 100 Total Return Index(b)	0.054		09/15/2021	GBP	12,342	306,282
J.P. Morgan Bespoke Global Healthcare Sector Index(d)	(0.075)		08/24/2021	USD	47,544	1,500,375
J.P. Morgan Bespoke Global Materials Sector Index(d)	(0.075)		08/24/2021		25,123	(1,320,638)
J.P. Morgan Bespoke Global Technology Sector Index(d)	(0.075)		08/24/2021		38,812	3,762,721
MSCI The World Growth Net Return Index(d)	(0.075)		08/11/2021		47,982	3,418,063
MSCI The World Growth Net Return Index(d)	(0.075)		08/25/2021		48,557	3,461,253
MSCI The World Net Return Index(b)	0.075		08/25/2021		232,143	(6,803,907)

TOTAL						$5,828,982

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments received monthly.
(c)	Payments made weekly.
(d)	Payments made monthly.
*	The components of the basket shown below.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSMARB) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Domtar Corp	Materials	30,564	$1,679,781	4.93%
Coherent Inc	Information Technology	6,282	1,660,597	4.87
Cloudera Inc	Information Technology	104,693	1,660,428	4.87
Sportsman’s Warehouse Holdings Inc	Consumer Discretionary	93,159	1,655,433	4.86
Raven Industries Inc	Industrials	28,602	1,654,632	4.86
Aerojet Rocketdyne Holdings Inc	Industrials	34,238	1,653,363	4.85
Proofpoint Inc	Information Technology	9,509	1,652,335	4.85
W R Grace & Co	Materials	23,894	1,651,540	4.85
Shaw Communications Inc	Communication Services	45,920	1,648,998	4.84
Constellation Pharmaceuticals Inc	Health Care	48,784	1,648,912	4.84
Magellan Health Inc	Health Care	17,490	1,647,513	4.84
Kansas City Southern	Industrials	5,814	1,647,401	4.84
Change Healthcare Inc	Health Care	71,474	1,646,768	4.83
Nuance Communications Inc	Information Technology	30,211	1,644,682	4.83
Suez SA	Utilities	82,016	1,644,430	4.83
PPD Inc	Health Care	35,621	1,641,788	4.82
Slack Technologies Inc	Information Technology	36,996	1,638,923	4.81
Magnachip Semiconductor Corp	Information Technology	68,647	1,637,929	4.81
PRA Health Sciences Inc	Health Care	9,844	1,626,369	4.77
Dialog Semiconductor PLC	Information Technology	22,522	1,476,511	4.33
Forterra Inc	Materials	53,323	1,253,625	3.68

PURCHASED OPTIONS CONTRACTS & WRITTEN OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following purchased & written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation
Purchased options contracts:
Calls
CBOE Volatility Index	26 USD	07/21/2021	740	$1,171,420	$46,250	$221,855	$(175,605)
	27 USD	08/18/2021	720	1,139,760	111,600	244,990	(133,390)

Total calls			1,460		$157,850	$466,845	$(308,995)
Puts
S&P 500 Index	3,430 USD	07/30/2021	2	$859,500	$505	$1,852	$(1,347)
	3,525 USD	07/30/2021	6	2,578,500	1,890	6,137	(4,247)
	3,600 USD	07/30/2021	10	4,297,500	3,750	8,608	(4,858)
	3,665 USD	07/30/2021	15	6,446,250	6,600	11,711	(5,111)
	3,790 USD	07/30/2021	20	8,595,000	12,500	13,015	(515)

Total puts			53		$25,245	$41,323	$(16,078)

Total purchased options contracts			1,513		$183,095	$508,168	$(325,073)
Written options contracts:
Puts
S&P 500 Index	4,150 USD	07/30/2021	2	$(859,500)	$(4,970)	$(14,129)	$9,159
	4,180 USD	07/30/2021	6	(2,578,500)	(17,100)	(43,268)	26,168
	4,205 USD	07/30/2021	10	(4,297,500)	(32,200)	(62,850)	30,650
	4,210 USD	07/30/2021	15	(6,446,250)	(49,500)	(86,144)	36,644
	4,265 USD	07/30/2021	20	(8,595,000)	(76,900)	(94,209)	17,309

Total written options contracts			53		$(180,670)	$(300,600)	$119,930

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 61.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
21,202,425	0.026%	$21,202,425

TOTAL INVESTMENTS – 61.4%
(Cost $21,202,425)		$21,202,425

OTHER ASSETS IN EXCESS OF LIABILITIES – 38.6%		13,341,029

NET ASSETS – 100.0%		$34,543,454

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
EURIBOR	—Euro Interbank Offered Rate
U.S.	—United States

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thailand Baht
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	BRL	4,900,000	USD	969,096	07/29/2021	$13,170
	MXN	29,080,000	USD	1,410,817	07/23/2021	44,135
	RUB	98,810,000	USD	1,341,333	07/29/2021	3,517
	THB	7,620,000	USD	237,388	07/23/2021	349
	USD	406,738	IDR	5,936,750,000	07/29/2021	338
	USD	669,804	INR	49,930,000	07/29/2021	489
	USD	188,350	PHP	9,180,000	07/29/2021	782
	USD	308,085	PLN	1,170,000	07/23/2021	1,206
	USD	309,385	RUB	22,720,000	07/29/2021	155
	USD	1,322,482	THB	41,870,000	07/23/2021	16,176

TOTAL						$80,317

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	CZK	1,120,000	USD	52,302	07/23/2021	$(231)
	IDR	19,721,430,000	USD	1,357,524	07/29/2021	(7,494)
	INR	180,890,000	USD	2,428,640	07/29/2021	(3,797)
	NOK	2,120,000	USD	247,260	07/23/2021	(1,012)
	PEN	2,060,000	USD	537,228	08/02/2021	(757)
	PHP	38,820,000	USD	793,639	07/29/2021	(458)
	SEK	30,960,000	USD	3,631,504	07/23/2021	(13,151)
	TWD	12,840,000	USD	461,522	07/29/2021	(772)
	USD	184,706	BRL	930,000	07/29/2021	(1,724)
	USD	578,498	CLP	433,330,000	07/29/2021	(11,156)
	USD	149,607	COP	563,400,000	07/29/2021	(316)
	USD	283,132	HUF	83,950,000	07/23/2021	(76)
	USD	358,239	ILS	1,170,000	07/23/2021	(701)
	USD	245,346	KRW	278,050,000	07/29/2021	(697)
	USD	325,151	MXN	6,500,000	07/23/2021	(62)
	USD	2,144,337	PEN	8,500,000	08/02/2021	(69,255)
	USD	202,014	PHP	9,890,000	07/29/2021	(61)
	USD	1,140,209	SEK	9,760,000	07/23/2021	(461)
	USD	211,333	TWD	5,900,000	07/29/2021	(382)
	USD	296,727	ZAR	4,260,000	07/23/2021	(796)
	ZAR	15,060,000	USD	1,054,265	07/23/2021	(2,459)

TOTAL						$(115,818)

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
100 oz Gold	2	08/27/2021	$354,120	$(1,686)
3 Month Canadian Bankers Acceptance	1	09/13/2021	200,760	58
3 Month Canadian Bankers Acceptance	1	12/13/2021	200,649	37
Amsterdam Exchange Index	1	07/16/2021	172,961	(218)
Australia 10 Year Bond	157	09/15/2021	16,630,567	(19,514)
Brent Crude Oil	21	10/29/2021	1,519,350	52,738
CAC 40 10 Euro Index	2	07/16/2021	154,266	(3,208)
Canada 10 Year Bond	56	09/21/2021	6,572,185	74,335
Cocoa	63	12/15/2021	1,530,270	(53,065)
Coffee “C”	24	12/20/2021	1,463,850	54,393
Copper	14	12/29/2021	1,499,225	(122,539)
Corn	55	12/14/2021	1,618,375	(20,361)
Cotton No. 2	2	12/08/2021	84,900	(2,556)
DAX Index	1	09/17/2021	460,308	(4,922)
EURO STOXX 50 Index	9	09/17/2021	432,793	(7,937)
Euro-BTP	1	09/08/2021	179,534	1,491
Feeder Cattle	2	08/26/2021	154,650	865
Foreign Exchange AUD/USD	19	09/13/2021	1,425,285	(38,110)
Foreign Exchange CAD/USD	26	09/14/2021	2,097,290	(45,674)
FTSE 100 Index	2	09/17/2021	193,123	(3,159)
FTSE/JSE Top 40 Index	1	09/16/2021	41,930	(1,076)
FTSE/MIB Index	1	09/17/2021	148,242	(3,518)

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts: (continued)
Hang Seng Index	1	07/29/2021	$184,369	$(3,240)
IBEX 35 Index	1	07/16/2021	104,207	(4,037)
KC HRW Wheat	48	12/14/2021	1,601,400	(97,570)
KOSPI 200 Index	2	09/09/2021	194,845	2,844
Lean Hogs	47	12/14/2021	1,510,110	(119,638)
Live Cattle	29	12/31/2021	1,531,490	30,709
LME Aluminum Base Metal	57	07/21/2021	3,590,288	385,048
LME Aluminum Base Metal	34	08/18/2021	2,144,125	249,873
LME Aluminum Base Metal	27	09/15/2021	1,704,038	164,648
LME Aluminum Base Metal	28	10/20/2021	1,764,350	7,159
LME Aluminum Base Metal	28	11/17/2021	1,762,600	46,830
LME Lead Base Metal	6	07/21/2021	339,600	5,988
LME Lead Base Metal	5	08/18/2021	283,625	9,285
LME Nickel Base Metal	3	07/21/2021	327,708	4,326
LME Nickel Base Metal	2	08/18/2021	218,496	3,210
LME Zinc Base Metal	43	07/21/2021	3,193,019	111,923
LME Zinc Base Metal	26	08/18/2021	1,932,612	107,701
LME Zinc Base Metal	22	09/15/2021	1,637,350	82,608
LME Zinc Base Metal	23	10/20/2021	1,711,200	(9,016)
LME Zinc Base Metal	24	11/17/2021	1,786,500	(18,974)
Low Sulphur Gasoil	25	11/11/2021	1,501,875	38,450
NASDAQ 100 E-Mini Index	1	09/17/2021	290,980	8,654
Natural Gas	42	10/27/2021	1,572,480	229,944
NY Harbor ULSD	17	10/29/2021	1,521,248	1,591
OMXS30 Index	4	07/16/2021	105,911	(693)
RBOB Gasoline	18	10/29/2021	1,554,487	20,144
Russell 2000 E-Mini Index	1	09/17/2021	115,390	(1,144)
S&P 500 E-Mini Index	6	09/17/2021	1,286,580	13,238
S&P/TSX 60 Index	1	09/16/2021	194,046	(261)
SET50 Index	12	09/29/2021	70,952	(292)
Silver	2	09/28/2021	262,500	(116)
Soybean	7	11/12/2021	487,638	(3,075)
Sugar No. 11	76	02/28/2022	1,538,970	27,402
TOPIX Index	1	09/09/2021	174,895	(1,616)
U.S. Treasury 10 Year Note	8	09/21/2021	1,059,375	(813)
Wheat	46	12/14/2021	1,576,650	(117,264)
WTI Crude Oil	21	10/20/2021	1,488,270	66,382

Total				$1,096,582

Short position contracts:
3 Month Euro Euribor	(1)	12/13/2021	$(298,009)	$(31)
3 Month Euro Euribor	(4)	03/14/2022	(1,191,738)	(6)
3 Month Euro Euribor	(3)	06/13/2022	(893,670)	(49)
3 Month Euro Euribor	(3)	09/19/2022	(893,492)	(79)
3 Month Euro Euribor	(4)	12/19/2022	(1,191,027)	(140)
3 Month Euro Euribor	(3)	03/13/2023	(892,914)	(93)
3 Month Euro Euribor	(4)	06/19/2023	(1,190,137)	(7)
3 Month Eurodollar	(1)	09/19/2022	(249,088)	(2)
3 Month Eurodollar	(5)	12/19/2022	(1,243,500)	(224)
3 Month Eurodollar	(6)	03/13/2023	(1,490,400)	(39)
3 Month Eurodollar	(8)	06/19/2023	(1,984,400)	56

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts: (continued)
3 Month Euroswiss	(1)	09/13/2021	$(272,224)	$(28)
3 Month Euroswiss	(2)	12/13/2021	(544,393)	(58)
3 Month Euroswiss	(2)	03/14/2022	(544,231)	(31)
3 Month Sterling	(2)	09/15/2021	(345,496)	(12)
3 Month Sterling	(2)	12/15/2021	(345,393)	(64)
3 Month Sterling	(7)	03/16/2022	(1,207,483)	191
3 Month Sterling	(9)	06/15/2022	(1,551,388)	174
3 Month Sterling	(11)	09/21/2022	(1,894,810)	590
3 Month Sterling	(12)	12/21/2022	(2,065,613)	835
3 Month Sterling	(11)	03/15/2023	(1,892,432)	858
3 Month Sterling	(11)	06/21/2023	(1,891,291)	(183)
Brent Crude Oil	(16)	07/30/2021	(1,193,760)	(45,732)
CBOE Volatility Index	(36)	07/21/2021	(644,519)	195,227
CBOE Volatility Index	(34)	08/18/2021	(671,456)	183,217
CBOE Volatility Index	(39)	09/15/2021	(819,546)	23,128
Cocoa	(50)	09/15/2021	(1,194,500)	11,623
Coffee “C”	(27)	09/20/2021	(1,617,469)	2,802
Copper	(8)	09/28/2021	(857,600)	13,965
Corn	(56)	09/14/2021	(1,677,900)	26,086
Euro-Bobl	(4)	09/08/2021	(636,131)	(520)
Euro-Bund	(111)	09/08/2021	(22,709,413)	(128,282)
Euro-Buxl	(1)	09/08/2021	(240,660)	(4,142)
Euro-OAT	(1)	09/08/2021	(188,487)	(666)
Euro-Schatz	(12)	09/08/2021	(1,595,782)	100
Foreign Exchange CHF/USD	(25)	09/13/2021	(3,383,750)	112,447
Foreign Exchange EUR/USD	(12)	09/13/2021	(1,781,400)	29,607
Foreign Exchange GBP/USD	(14)	09/13/2021	(1,210,475)	27,095
Foreign Exchange JPY/USD	(16)	09/13/2021	(1,801,500)	23,279
Foreign Exchange NZD/USD	(16)	09/13/2021	(1,118,240)	18,270
Japan 10 Year Bond	(5)	09/13/2021	(6,829,290)	3,671
KC HRW Wheat	(44)	09/14/2021	(1,450,900)	(54,161)
Lean Hogs	(46)	08/13/2021	(1,906,240)	228,045
Live Cattle	(43)	08/31/2021	(2,114,310)	(56,605)
LME Aluminum Base Metal	(57)	07/21/2021	(3,590,288)	(304,429)
LME Aluminum Base Metal	(54)	08/18/2021	(3,405,375)	(242,500)
LME Aluminum Base Metal	(27)	09/15/2021	(1,704,038)	(11,289)
LME Aluminum Base Metal	(28)	10/20/2021	(1,764,350)	(51,625)
LME Aluminum Base Metal	(4)	11/17/2021	(251,800)	(1,562)
LME Lead Base Metal	(6)	07/21/2021	(339,600)	(13,535)
LME Lead Base Metal	(2)	08/18/2021	(113,450)	(2,555)
LME Nickel Base Metal	(3)	07/21/2021	(327,708)	(10,155)
LME Nickel Base Metal	(1)	08/18/2021	(109,248)	(2,904)
LME Zinc Base Metal	(43)	07/21/2021	(3,193,019)	(106,584)
LME Zinc Base Metal	(46)	08/18/2021	(3,419,238)	(84,180)
LME Zinc Base Metal	(22)	09/15/2021	(1,637,350)	1,148
LME Zinc Base Metal	(23)	10/20/2021	(1,711,200)	25,198
LME Zinc Base Metal	(3)	11/17/2021	(223,312)	(213)
Long Gilt	(58)	09/28/2021	(10,277,642)	(61,910)
Low Sulphur Gasoil	(22)	08/12/2021	(1,321,100)	(34,994)
Natural Gas	(31)	07/28/2021	(1,160,330)	(173,153)
NY Harbor ULSD	(20)	07/30/2021	(1,787,604)	(3,655)
RBOB Gasoline	(16)	07/30/2021	(1,505,213)	(21,103)

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts: (continued)
Sugar No. 11	(74)	09/30/2021	$(1,482,723)	$(17,362)
U.S. Treasury 2 Year Note	(2)	09/30/2021	(440,656)	(105)
U.S. Treasury 5 Year Note	(5)	09/30/2021	(616,914)	(314)
Wheat	(48)	09/14/2021	(1,632,600)	5,524
WTI Crude Oil	(21)	07/20/2021	(1,543,920)	(66,178)

Total				$(568,323)

Total Futures Contracts				$528,259

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2021(b)	Termination Date	Notional Amount(000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:
iTraxx Europe Crossover Index	5.000%	2.320%	06/20/2026	EUR 350	$52,174	$45,326	$6,848
iTraxx Europe Index	1.000	0.468	06/20/2026	800	25,558	22,103	3,455
Markit CDX North America High Yield Index	5.000	2.745	06/20/2026	USD 400	41,356	34,383	6,973
Markit CDX North America Investment Grade Index	1.000	0.479	06/20/2026	950	24,439	20,785	3,654

TOTAL					$143,527	$122,597	$20,930

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(a)
A basket (MLGSFDJP) of common stocks(b)*	(0.080)%	Bank of America NA	01/28/2022	JPY	2,869,915	$(248,100)
A basket (MLGSFDUS) of common stock(b)*	(0.096)		09/01/2021	USD	47,208	68,127
Russell 1000 Index Total Return(c)	0.096		09/01/2021		34,838	(29,454)
S&P 500 Total Return Index(c)	0.096		09/01/2021		8,658	(14,783)
TOPIX Total Retun Index(c)	0.080		01/28/2022	JPY	2,720,333	249,015
A basket (JPGSFDEU) of common stocks(b)*	(0.564)	JPMorgan Chase Bank NA	09/16/2021	EUR	13,942	22,632
A basket (JPGSFDUK) of common stocks(b)*	(0.056)		11/05/2021	GBP	3,484	(34,896)
Euro Stoxx Gross Total Return Index(c)	0.564		09/16/2021	EUR	12,874	114,496
FTSE 100 Total Return Index(c)	0.056		11/05/2021	GBP	2,821	24,076

TOTAL						$151,113

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made weekly.
(c)	Payments received weekly.
*	The components of the basket shown below.

A basket (MLGSFDJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Nippon Telegraph & Telephone Corp	Communication Services	394	$1,139,408	4.37%
Sony Group Corp	Consumer Discretionary	95	1,025,821	3.94
Fujitsu Ltd	Information Technology	39	808,449	3.10
SoftBank Corp	Communication Services	486	706,970	2.71
Mitsubishi Corp	Industrials	232	701,811	2.69
East Japan Railway Co	Industrials	82	648,682	2.49
Kao Corp	Consumer Staples	88	599,114	2.30
Nitori Holdings Co Ltd	Consumer Discretionary	24	481,311	1.85
Shiseido Co Ltd	Consumer Staples	57	466,677	1.79
Nintendo Co Ltd	Communication Services	6	410,128	1.57
Kyocera Corp	Information Technology	51	352,938	1.35
Nidec Corp	Industrials	26	340,401	1.31
Recruit Holdings Co Ltd	Industrials	61	335,854	1.29
Hitachi Ltd	Industrials	52	331,094	1.27
Kirin Holdings Co Ltd	Consumer Staples	137	297,741	1.14
Hoya Corp	Health Care	19	281,543	1.08
Daikin Industries Ltd	Industrials	13	277,839	1.07
Daito Trust Construction Co Ltd	Real Estate	23	275,310	1.06
Fast Retailing Co Ltd	Consumer Discretionary	3	270,233	1.04
Sekisui House Ltd	Consumer Discretionary	114	259,616	1.00
Bandai Namco Holdings Inc	Consumer Discretionary	33	256,393	0.98
Seven & i Holdings Co Ltd	Consumer Staples	42	222,973	0.86
Mizuho Financial Group Inc	Financials	139	220,678	0.85
Capcom Co Ltd	Communication Services	64	209,558	0.80
Daiichi Sankyo Co Ltd	Health Care	87	208,461	0.80
Chugai Pharmaceutical Co Ltd	Health Care	44	194,133	0.74
TOTO Ltd	Industrials	34	193,601	0.74
Shimamura Co Ltd	Consumer Discretionary	17	185,759	0.71
Nikon Corp	Consumer Discretionary	151	178,933	0.69

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Bridgestone Corp	Consumer Discretionary	35	$177,215	0.68%
Eisai Co Ltd	Health Care	16	176,923	0.68
FUJIFILM Holdings Corp	Information Technology	21	175,199	0.67
Cosmos Pharmaceutical Corp	Consumer Staples	10	170,610	0.65
Pan Pacific International Holdings Corp	Consumer Discretionary	73	168,901	0.65
Canon Inc	Information Technology	66	166,421	0.64
Advantest Corp	Information Technology	15	152,617	0.59
Komatsu Ltd	Industrials	55	150,870	0.58
Casio Computer Co Ltd	Consumer Discretionary	81	150,518	0.58
Shimizu Corp	Industrials	176	149,797	0.57
Olympus Corp	Health Care	67	149,025	0.57
Pigeon Corp	Consumer Staples	48	148,957	0.57
MEIJI Holdings Co Ltd	Consumer Staples	22	147,540	0.57
Mitsubishi Electric Corp	Industrials	88	141,308	0.54
Dai-ichi Life Holdings Inc	Financials	69	140,820	0.54
Suzuki Motor Corp	Consumer Discretionary	29	136,946	0.53
Tsuruha Holdings Inc	Consumer Staples	11	135,585	0.52
ZOZO Inc	Consumer Discretionary	35	132,877	0.51
Renesas Electronics Corp	Information Technology	110	132,506	0.51
Sumitomo Corp	Industrials	87	129,117	0.50
NEC Corp	Information Technology	22	128,529	0.49
Kajima Corp	Industrials	90	126,934	0.49
Nissan Motor Co Ltd	Consumer Discretionary	228	125,499	0.48
Nexon Co Ltd	Communication Services	50	123,563	0.47
Obayashi Corp	Industrials	139	122,950	0.47
Sumitomo Rubber Industries Ltd	Consumer Discretionary	79	121,850	0.47
Nippon Express Co Ltd	Industrials	14	119,066	0.46
Kakaku.com Inc	Communication Services	35	118,696	0.46
Omron Corp	Information Technology	13	115,100	0.44
Sysmex Corp	Health Care	9	114,449	0.44
Otsuka Corp	Information Technology	19	112,424	0.43
Asahi Intecc Co Ltd	Health Care	41	108,450	0.42
Suntory Beverage & Food Ltd	Consumer Staples	26	108,262	0.42
ANA Holdings Inc	Industrials	41	107,629	0.41
Yaskawa Electric Corp	Industrials	19	104,685	0.40
Mitsubishi Chemical Holdings Corp	Materials	106	98,750	0.38
Asahi Kasei Corp	Materials	81	98,514	0.38
Lion Corp	Consumer Staples	52	97,532	0.37
Pola Orbis Holdings Inc	Consumer Staples	33	97,497	0.37
West Japan Railway Co	Industrials	15	96,571	0.37
Sumitomo Chemical Co Ltd	Materials	163	96,181	0.37
Sumitomo Mitsui Trust Holdings Inc	Financials	27	94,736	0.36
ABC-Mart Inc	Consumer Discretionary	15	94,665	0.36
NOF Corp	Materials	16	94,463	0.36
Relo Group Inc	Real Estate	37	93,447	0.36
SCREEN Holdings Co Ltd	Information Technology	8	93,020	0.36
Yamaha Motor Co Ltd	Consumer Discretionary	31	92,410	0.35
Oracle Corp Japan	Information Technology	11	91,178	0.35
Calbee Inc	Consumer Staples	36	91,107	0.35
Ito En Ltd	Consumer Staples	14	90,629	0.35
Ajinomoto Co Inc	Consumer Staples	31	90,300	0.35
AGC Inc	Industrials	19	89,576	0.34
NET One Systems Co Ltd	Information Technology	24	88,851	0.34
Kansai Paint Co Ltd	Materials	31	88,473	0.34
Nihon Unisys Ltd	Information Technology	26	88,243	0.34
Dentsu Group Inc	Communication Services	22	87,505	0.34
Otsuka Holdings Co Ltd	Health Care	19	86,510	0.33
T&D Holdings Inc	Financials	59	84,873	0.33
GungHo Online Entertainment Inc	Communication Services	38	84,750	0.33
Sompo Holdings Inc	Financials	21	84,420	0.32
Mazda Motor Corp	Consumer Discretionary	81	84,342	0.32

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Hirose Electric Co Ltd	Information Technology	5	$83,891	0.32%
Hoshizaki Corp	Industrials	9	83,410	0.32
Hikari Tsushin Inc	Consumer Discretionary	4	82,873	0.32
Resona Holdings Inc	Financials	194	82,788	0.32
Ricoh Co Ltd	Information Technology	66	81,791	0.31
H.U. Group Holdings Inc	Health Care	28	81,557	0.31
DeNA Co Ltd	Communication Services	34	80,750	0.31
MonotaRO Co Ltd	Industrials	31	80,557	0.31
Kikkoman Corp	Consumer Staples	11	80,274	0.31
Sega Sammy Holdings Inc	Consumer Discretionary	53	77,437	0.30
Food & Life Cos Ltd	Consumer Discretionary	16	77,198	0.30
Lixil Corp	Industrials	27	76,787	0.29
TIS Inc	Information Technology	27	75,497	0.29
Trend Micro Inc/Japan	Information Technology	13	74,165	0.28
Konami Holdings Corp	Communication Services	11	72,951	0.28
Sugi Holdings Co Ltd	Consumer Staples	9	71,781	0.28
SG Holdings Co Ltd	Industrials	25	71,660	0.27
Tokyo Gas Co Ltd	Utilities	33	70,021	0.27
Sharp Corp/Japan	Consumer Discretionary	38	68,822	0.26
Seiko Epson Corp	Information Technology	35	68,520	0.26
SBI Holdings Inc/Japan	Financials	26	68,475	0.26
Konica Minolta Inc	Information Technology	111	68,278	0.26
Isuzu Motors Ltd	Consumer Discretionary	46	67,752	0.26
JSR Corp	Materials	20	67,748	0.26
Kobayashi Pharmaceutical Co Ltd	Consumer Staples	7	67,431	0.26
Medipal Holdings Corp	Health Care	32	67,088	0.26
SMS Co Ltd	Industrials	20	66,492	0.26
Rinnai Corp	Consumer Discretionary	6	66,436	0.25
Nishimatsu Construction Co Ltd	Industrials	19	66,362	0.25
USS Co Ltd	Consumer Discretionary	34	66,200	0.25
Mitsui Chemicals Inc	Materials	17	65,767	0.25
Japan Exchange Group Inc	Financials	26	64,989	0.25
SCSK Corp	Information Technology	10	64,987	0.25
Fancl Corp	Consumer Staples	18	63,950	0.25
Suzuken Co Ltd/Aichi Japan	Health Care	19	63,261	0.24
Tokai Carbon Co Ltd	Materials	41	62,591	0.24
Iwatani Corp	Energy	9	60,626	0.23
Showa Denko KK	Materials	18	59,736	0.23
Furukawa Electric Co Ltd	Industrials	21	59,016	0.23
Nissin Foods Holdings Co Ltd	Consumer Staples	7	58,716	0.23
Nisshin Seifun Group Inc	Consumer Staples	36	58,401	0.22
Japan Airport Terminal Co Ltd	Industrials	11	56,452	0.22
Daicel Corp	Materials	61	55,391	0.21
Yamaha Corp	Consumer Discretionary	9	54,891	0.21
Sundrug Co Ltd	Consumer Staples	15	54,003	0.21
Square Enix Holdings Co Ltd	Communication Services	10	53,452	0.21
Yamada Holdings Co Ltd	Consumer Discretionary	103	52,743	0.20
Kyushu Railway Co	Industrials	21	52,371	0.20
Amada Co Ltd	Industrials	47	52,368	0.20
Kobe Steel Ltd	Materials	73	52,349	0.20
Tokyu Corp	Industrials	34	51,764	0.20
Brother Industries Ltd	Information Technology	23	51,425	0.20
Iida Group Holdings Co Ltd	Consumer Discretionary	18	51,190	0.20
Kose Corp	Consumer Staples	3	50,988	0.20
MISUMI Group Inc	Industrials	13	50,447	0.19
Osaka Gas Co Ltd	Utilities	24	50,242	0.19
Kyowa Exeo Corp	Industrials	18	49,993	0.19
Hino Motors Ltd	Industrials	51	49,796	0.19
Nippon Suisan Kaisha Ltd	Consumer Staples	94	49,569	0.19
Sohgo Security Services Co Ltd	Industrials	10	49,529	0.19
Nabtesco Corp	Industrials	12	49,391	0.19

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Nipro Corp	Health Care	37	$48,445	0.19%
Justsystems Corp	Information Technology	7	47,382	0.18
Teijin Ltd	Materials	27	46,322	0.18
Kusuri no Aoki Holdings Co Ltd	Consumer Staples	6	45,952	0.18
Hitachi Metals Ltd	Materials	21	44,543	0.17
ITOCHU Corp	Industrials	14	44,091	0.17
Aozora Bank Ltd	Financials	18	43,867	0.17
Hitachi Construction Machinery Co Ltd	Industrials	13	43,327	0.17
Nippon Paper Industries Co Ltd	Materials	34	42,353	0.16
SoftBank Group Corp	Communication Services	5	42,234	0.16
Sumitomo Osaka Cement Co Ltd	Materials	14	41,311	0.16
Ezaki Glico Co Ltd	Consumer Staples	10	40,426	0.16
Menicon Co Ltd	Health Care	5	40,360	0.15
JAFCO Group Co ltd	Financials	6	39,969	0.15
Toyo Suisan Kaisha Ltd	Consumer Staples	9	39,764	0.15
Fujitsu General Ltd	Consumer Discretionary	13	39,735	0.15
Sawai Group Holdings Co Ltd	Health Care	8	39,397	0.15
Kewpie Corp	Consumer Staples	16	39,141	0.15
Kuraray Co Ltd	Materials	37	39,013	0.15
Sankyo Co Ltd	Consumer Discretionary	14	38,956	0.15
JTEKT Corp	Consumer Discretionary	34	38,611	0.15
Resorttrust Inc	Consumer Discretionary	21	37,339	0.14
NH Foods Ltd	Consumer Staples	9	36,813	0.14
Ship Healthcare Holdings Inc	Health Care	14	35,532	0.14
Ulvac Inc	Information Technology	6	35,466	0.14
Ube Industries Ltd	Materials	16	35,119	0.13
Seven Bank Ltd	Financials	146	34,534	0.13
Kinden Corp	Industrials	18	33,351	0.13
Ain Holdings Inc	Consumer Staples	5	33,172	0.13
Fuji Corp/Aichi	Industrials	13	33,144	0.13
Mitsui & Co Ltd	Industrials	13	32,325	0.12
GS Yuasa Corp	Industrials	11	32,166	0.12
Nippon Yusen KK	Industrials	6	31,314	0.12
Kyudenko Corp	Industrials	9	30,986	0.12
Zeon Corp	Materials	20	30,936	0.12
Izumi Co Ltd	Consumer Discretionary	7	29,691	0.11
Horiba Ltd	Information Technology	4	29,477	0.11
Goldwin Inc	Consumer Discretionary	4	29,358	0.11
Toyo Tire Corp	Consumer Discretionary	12	28,983	0.11
Kaneka Corp	Materials	6	28,867	0.11
Tokyo Electron Ltd	Information Technology	1	28,640	0.11
Coca-Cola Bottlers Japan Holdings Inc	Consumer Staples	16	28,228	0.11
Tsumura & Co	Health Care	8	28,056	0.11
Asics Corp	Consumer Discretionary	10	27,997	0.11
Tokuyama Corp	Materials	12	27,242	0.10
Hulic Co Ltd	Real Estate	22	27,059	0.10
Marubeni Corp	Industrials	28	27,029	0.10
Yamazaki Baking Co Ltd	Consumer Staples	17	27,022	0.10
Maruha Nichiro Corp	Consumer Staples	11	26,934	0.10
Shochiku Co Ltd	Communication Services	2	26,889	0.10
Morinaga & Co Ltd/Japan	Consumer Staples	7	26,030	0.10
Nifco Inc/Japan	Consumer Discretionary	6	25,802	0.10
Shin-Etsu Chemical Co Ltd	Materials	1	24,595	0.09
Panasonic Corp	Consumer Discretionary	19	24,227	0.09
TBS Holdings Inc	Communication Services	14	24,184	0.09
KDDI Corp	Communication Services	7	24,138	0.09
Miura Co Ltd	Industrials	5	23,492	0.09
Persol Holdings Co Ltd	Industrials	11	23,084	0.09
Toyota Tsusho Corp	Industrials	4	22,946	0.09
Takeda Pharmaceutical Co Ltd	Health Care	6	22,338	0.09
Toho Gas Co Ltd	Utilities	4	21,925	0.08

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Honda Motor Co Ltd	Consumer Discretionary	6	$21,524	0.08%
Murata Manufacturing Co Ltd	Information Technology	2	21,172	0.08
Toyota Industries Corp	Consumer Discretionary	2	21,080	0.08
OKUMA Corp	Industrials	4	20,537	0.08
DIC Corp	Materials	7	20,428	0.08
Lasertec Corp	Information Technology	1	19,750	0.08
Benefit One Inc	Industrials	6	19,737	0.08
Zenkoku Hosho Co Ltd	Financials	4	19,730	0.08
TechnoPro Holdings Inc	Industrials	7	19,642	0.08
Denso Corp	Consumer Discretionary	3	19,062	0.07
Zensho Holdings Co Ltd	Consumer Discretionary	6	18,337	0.07
Nippon Electric Glass Co Ltd	Information Technology	7	18,114	0.07
M3 Inc	Health Care	2	18,008	0.07
Japan Post Insurance Co Ltd	Financials	9	17,678	0.07
Mitsui OSK Lines Ltd	Industrials	3	17,205	0.07
Koei Tecmo Holdings Co Ltd	Communication Services	3	16,297	0.06
Kubota Corp	Industrials	7	15,515	0.06
Ebara Corp	Industrials	3	14,572	0.06
SUMCO Corp	Information Technology	5	14,545	0.06
Kurita Water Industries Ltd	Industrials	3	14,275	0.05
Sumitomo Mitsui Financial Group Inc	Financials	4	14,159	0.05
Nitto Denko Corp	Materials	2	14,109	0.05
Open House Co Ltd	Consumer Discretionary	3	13,166	0.05
Azbil Corp	Information Technology	3	12,268	0.05
Taiyo Yuden Co Ltd	Information Technology	2	12,263	0.05
Japan Post Holdings Co Ltd	Financials	13	12,216	0.05
Morinaga Milk Industry Co Ltd	Consumer Staples	2	11,976	0.05
Astellas Pharma Inc	Health Care	6	11,967	0.05
Ibiden Co Ltd	Information Technology	2	11,908	0.05
Mitsubishi Gas Chemical Co Inc	Materials	5	11,834	0.05
Denka Co Ltd	Materials	3	11,276	0.04
Yamato Holdings Co Ltd	Industrials	4	11,070	0.04
Penta-Ocean Construction Co Ltd	Industrials	14	10,844	0.04
Sojitz Corp	Industrials	32	10,714	0.04
TDK Corp	Information Technology	1	9,949	0.04
Maeda Corp	Industrials	10	9,936	0.04
Fuji Electric Co Ltd	Industrials	2	9,827	0.04
Nippon Television Holdings Inc	Communication Services	7	9,610	0.04
Asahi Group Holdings Ltd	Consumer Staples	2	9,461	0.04
Disco Corp	Information Technology	0	9,229	0.04
CyberAgent Inc	Communication Services	4	9,218	0.04
Sumitomo Dainippon Pharma Co Ltd	Health Care	4	8,915	0.03
Nippon Steel Corp	Materials	5	8,720	0.03
Takara Holdings Inc	Consumer Staples	6	8,469	0.03
Nomura Holdings Inc	Financials	14	8,121	0.03
Nisshinbo Holdings Inc	Industrials	8	7,732	0.03
Sanwa Holdings Corp	Industrials	5	7,419	0.03
Bank of Kyoto Ltd/The	Financials	1	7,410	0.03
Subaru Corp	Consumer Discretionary	3	7,382	0.03
Lawson Inc	Consumer Staples	1	7,338	0.03
Nihon M&A Center Inc	Industrials	2	7,151	0.03
NTN Corp	Industrials	25	7,144	0.03
NTT Data Corp	Information Technology	4	6,968	0.03
Credit Saison Co Ltd	Financials	5	6,929	0.03
Tokyo Ohka Kogyo Co Ltd	Materials	1	6,893	0.03
Aisin Corp	Consumer Discretionary	1	6,580	0.03
Glory Ltd	Industrials	3	6,494	0.02
Sumitomo Metal Mining Co Ltd	Materials	1	6,379	0.02
Sumitomo Heavy Industries Ltd	Industrials	2	6,365	0.02
Mebuki Financial Group Inc	Financials	26	6,191	0.02
Aeon Co Ltd	Consumer Staples	2	6,188	0.02

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Alps Alpine Co Ltd	Information Technology	5	$6,153	0.02%
Yokohama Rubber Co Ltd/The	Consumer Discretionary	2	5,888	0.02
Takashimaya Co Ltd	Consumer Discretionary	5	5,877	0.02
Rohm Co Ltd	Information Technology	1	5,729	0.02
Chubu Electric Power Co Inc	Utilities	4	5,685	0.02
Hamamatsu Photonics KK	Information Technology	1	5,654	0.02
NOK Corp	Consumer Discretionary	4	5,515	0.02
Taisho Pharmaceutical Holdings Co Ltd	Health Care	1	5,471	0.02
Cosmo Energy Holdings Co Ltd	Energy	2	5,358	0.02
Fujitec Co Ltd	Industrials	2	5,347	0.02
Canon Marketing Japan Inc	Information Technology	2	5,312	0.02
Fuji Oil Holdings Inc	Consumer Staples	2	5,304	0.02
Hokkaido Electric Power Co Inc	Utilities	10	5,189	0.02
Daifuku Co Ltd	Industrials	1	5,128	0.02
Shimano Inc	Consumer Discretionary	0	4,983	0.02
Tokai Rika Co Ltd	Consumer Discretionary	3	4,913	0.02
Hachijuni Bank Ltd/The	Financials	14	4,912	0.02
Rakuten Group Inc	Consumer Discretionary	4	4,855	0.02
Kokuyo Co Ltd	Industrials	3	4,745	0.02
Fukuoka Financial Group Inc	Financials	2	4,597	0.02
Nomura Research Institute Ltd	Information Technology	1	4,561	0.02
K’s Holdings Corp	Consumer Discretionary	4	4,552	0.02
GMO internet Inc	Information Technology	1	4,541	0.02
Toray Industries Inc	Materials	6	4,530	0.02
ADEKA Corp	Materials	2	4,426	0.02
J Front Retailing Co Ltd	Consumer Discretionary	4	4,303	0.02
Tosoh Corp	Materials	2	4,149	0.02
Taiheiyo Cement Corp	Materials	2	4,142	0.02
TS Tech Co Ltd	Consumer Discretionary	2	4,139	0.02
JFE Holdings Inc	Materials	3	4,096	0.02
Shimadzu Corp	Information Technology	1	3,990	0.02
ENEOS Holdings Inc	Energy	8	3,918	0.02
Taisei Corp	Industrials	1	3,906	0.01
Topcon Corp	Information Technology	2	3,888	0.01
Yokogawa Electric Corp	Information Technology	2	3,869	0.01
Tadano Ltd	Industrials	3	3,858	0.01
Nagase & Co Ltd	Industrials	2	3,837	0.01
Nippon Light Metal Holdings Co Ltd	Materials	2	3,837	0.01
NGK Spark Plug Co Ltd	Consumer Discretionary	2	3,793	0.01
Yamaguchi Financial Group Inc	Financials	6	3,594	0.01
Kamigumi Co Ltd	Industrials	2	3,488	0.01
Shinsei Bank Ltd	Financials	2	3,461	0.01
Nishi-Nippon Financial Holdings Inc	Financials	5	3,412	0.01
Hokuhoku Financial Group Inc	Financials	4	3,366	0.01
Mitsui Mining & Smelting Co Ltd	Materials	1	3,320	0.01
Toho Holdings Co Ltd	Health Care	2	3,312	0.01
Rengo Co Ltd	Materials	3	3,190	0.01
TV Asahi Holdings Corp	Communication Services	2	2,985	0.01
Santen Pharmaceutical Co Ltd	Health Care	2	2,929	0.01
77 Bank Ltd/The	Financials	2	2,879	0.01
MINEBEA MITSUMI Inc	Industrials	1	2,876	0.01
Alfresa Holdings Corp	Health Care	2	2,847	0.01
Toyota Boshoku Corp	Consumer Discretionary	1	2,818	0.01
Autobacs Seven Co Ltd	Consumer Discretionary	2	2,812	0.01
Toyo Seikan Group Holdings Ltd	Materials	2	2,768	0.01
Japan Steel Works Ltd/The	Industrials	1	2,752	0.01
Oki Electric Industry Co Ltd	Information Technology	2	2,397	0.01
Shiga Bank Ltd/The	Financials	1	2,346	0.01
Hirogin Holdings Inc	Financials	4	2,318	0.01
Amano Corp	Information Technology	1	2,159	0.01
TOPPAN INC	Industrials	1	2,017	0.01

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Central Glass Co Ltd	Industrials	1	$1,962	0.01%
PALTAC Corp	Consumer Discretionary	0	1,961	0.01
Benesse Holdings Inc	Consumer Discretionary	1	1,959	0.01
Ryohin Keikaku Co Ltd	Consumer Discretionary	1	1,911	0.01
NGK Insulators Ltd	Industrials	1	1,895	0.01
Mochida Pharmaceutical Co Ltd	Health Care	1	1,893	0.01
Lintec Corp	Materials	1	1,846	0.01
Oji Holdings Corp	Materials	3	1,776	0.01
Gunma Bank Ltd/The	Financials	5	1,750	0.01
Sumitomo Bakelite Co Ltd	Materials	0	1,718	0.01
Toyoda Gosei Co Ltd	Consumer Discretionary	1	1,675	0.01
Air Water Inc	Materials	1	1,615	0.01
Kaken Pharmaceutical Co Ltd	Health Care	0	1,474	0.01
FP Corp	Materials	0	1,453	0.01
NHK Spring Co Ltd	Consumer Discretionary	1	1,354	0.01
Nippon Sanso Holdings Corp	Materials	1	1,335	0.01
Toyobo Co Ltd	Materials	1	1,333	0.01
Shizuoka Bank Ltd/The	Financials	2	1,302	0.00
Skylark Holdings Co Ltd	Consumer Discretionary	1	1,247	0.00
Yamato Kogyo Co Ltd	Materials	0	1,234	0.00
Nihon Kohden Corp	Health Care	0	1,199	0.00
JGC Holdings Corp	Industrials	1	871	0.00
Iyo Bank Ltd/The	Financials	2	836	0.00
Sangetsu Corp	Consumer Discretionary	0	377	0.00

A basket (MLGSFDUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Microsoft Corp	Information Technology	6,867	$1,860,274	3.98%
Berkshire Hathaway Inc	Financials	4,663	1,295,977	2.77
Amazon.com Inc	Consumer Discretionary	339	1,165,566	2.49
Alphabet Inc	Communication Services	381	931,420	1.99
Walmart Inc	Consumer Staples	5,761	812,441	1.74
Facebook Inc	Communication Services	2,074	721,197	1.54
Verizon Communications Inc	Communication Services	12,244	686,056	1.47
Costco Wholesale Corp	Consumer Staples	1,713	677,907	1.45
Apple Inc	Information Technology	4,828	661,268	1.41
Accenture PLC	Information Technology	2,035	599,946	1.28
Abbott Laboratories	Health Care	4,696	544,371	1.16
Johnson & Johnson	Health Care	3,259	536,859	1.15
Coca-Cola Co/The	Consumer Staples	9,856	533,322	1.14
Union Pacific Corp	Industrials	2,373	521,907	1.12
ServiceNow Inc	Information Technology	874	480,476	1.03
Charter Communications Inc	Communication Services	596	430,326	0.92
S&P Global Inc	Financials	996	408,728	0.87
Sherwin-Williams Co/The	Materials	1,475	401,964	0.86
JPMorgan Chase & Co	Financials	2,496	388,288	0.83
Chipotle Mexican Grill Inc	Consumer Discretionary	249	386,669	0.83
Estee Lauder Cos Inc/The	Consumer Staples	1,173	373,182	0.80
Illumina Inc	Health Care	773	365,784	0.78
Honeywell International Inc	Industrials	1,584	347,556	0.74
Stryker Corp	Health Care	1,255	326,039	0.70
Edwards Lifesciences Corp	Health Care	3,095	320,517	0.69
Home Depot Inc/The	Consumer Discretionary	966	307,903	0.66
Aon PLC	Financials	1,278	305,079	0.65
Mettler-Toledo International Inc	Health Care	219	302,962	0.65
Eaton Corp PLC	Industrials	2,000	296,407	0.63
Marsh & McLennan Cos Inc	Financials	2,104	295,981	0.63
Zebra Technologies Corp	Information Technology	558	295,678	0.63
Vertex Pharmaceuticals Inc	Health Care	1,448	291,932	0.62
Fiserv Inc	Information Technology	2,713	290,019	0.62

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Alphabet Inc	Communication Services	110	$275,779	0.59%
Southern Co/The	Utilities	4,499	272,206	0.58
Moody’s Corp	Financials	744	269,474	0.58
Netflix Inc	Communication Services	496	262,028	0.56
Autodesk Inc	Information Technology	890	259,895	0.56
Tractor Supply Co	Consumer Discretionary	1,397	259,834	0.56
Air Products and Chemicals Inc	Materials	884	254,291	0.54
Otis Worldwide Corp	Industrials	3,064	250,579	0.54
Emerson Electric Co	Industrials	2,585	248,768	0.53
TJX Cos Inc/The	Consumer Discretionary	3,655	246,417	0.53
Cisco Systems Inc/Delaware	Information Technology	4,435	235,045	0.50
Constellation Brands Inc	Consumer Staples	998	233,337	0.50
VF Corp	Consumer Discretionary	2,782	228,274	0.49
NIKE Inc	Consumer Discretionary	1,476	228,000	0.49
Baxter International Inc	Health Care	2,821	227,089	0.49
Palo Alto Networks Inc	Information Technology	602	223,363	0.48
Illinois Tool Works Inc	Industrials	988	220,777	0.47
SVB Financial Group	Financials	395	219,903	0.47
Dominion Energy Inc	Utilities	2,953	217,288	0.46
Fastenal Co	Industrials	4,166	216,640	0.46
Philip Morris International Inc	Consumer Staples	2,151	213,201	0.46
Ecolab Inc	Materials	1,029	211,905	0.45
General Electric Co	Industrials	15,726	211,667	0.45
Baker Hughes Co	Energy	9,254	211,635	0.45
Cadence Design Systems Inc	Information Technology	1,540	210,767	0.45
SBA Communications Corp	Real Estate	654	208,361	0.45
Global Payments Inc	Information Technology	1,109	207,991	0.44
Hershey Co/The	Consumer Staples	1,177	204,992	0.44
Texas Instruments Inc	Information Technology	1,058	203,483	0.44
Linde PLC	Materials	682	197,226	0.42
Rockwell Automation Inc	Industrials	680	194,469	0.42
Mastercard Inc	Information Technology	529	193,161	0.41
Marathon Oil Corp	Energy	14,166	192,940	0.41
Bank of America Corp	Financials	4,650	191,732	0.41
Stanley Black & Decker Inc	Industrials	891	182,702	0.39
VeriSign Inc	Information Technology	785	178,820	0.38
Keysight Technologies Inc	Information Technology	1,157	178,681	0.38
Bristol-Myers Squibb Co	Health Care	2,671	178,481	0.38
American Electric Power Co Inc	Utilities	2,097	177,390	0.38
eBay Inc	Consumer Discretionary	2,491	174,885	0.37
Booking Holdings Inc	Consumer Discretionary	78	171,544	0.37
TE Connectivity Ltd	Information Technology	1,260	170,349	0.36
Old Dominion Freight Line Inc	Industrials	655	166,163	0.36
UnitedHealth Group Inc	Health Care	413	165,232	0.35
Amgen Inc	Health Care	676	164,724	0.35
Gartner Inc	Information Technology	677	164,009	0.35
MSCI Inc	Financials	307	163,750	0.35
Monolithic Power Systems Inc	Information Technology	432	161,286	0.34
Target Corp	Consumer Discretionary	666	161,038	0.34
Micron Technology Inc	Information Technology	1,714	145,637	0.31
PPL Corp	Utilities	5,164	144,431	0.31
Expeditors International of Washington I	Industrials	1,133	143,424	0.31
Copart Inc	Industrials	1,065	140,403	0.30
CVS Health Corp	Health Care	1,681	140,243	0.30
Ingersoll Rand Inc	Industrials	2,823	137,782	0.29
Chevron Corp	Energy	1,315	137,723	0.29
Deere & Co	Industrials	390	137,452	0.29
salesforce.com Inc	Information Technology	558	136,294	0.29
CSX Corp	Industrials	4,183	134,179	0.29
American Water Works Co Inc	Utilities	862	132,849	0.28
Teleflex Inc	Health Care	330	132,447	0.28

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
AvalonBay Communities Inc	Real Estate	625	$130,410	0.28%
AT&T Inc	Communication Services	4,440	127,792	0.27
STERIS PLC	Health Care	619	127,687	0.27
Jack Henry & Associates Inc	Information Technology	774	126,616	0.27
Morgan Stanley	Financials	1,378	126,365	0.27
FleetCor Technologies Inc	Information Technology	492	126,084	0.27
ResMed Inc	Health Care	508	125,116	0.27
Alexandria Real Estate Equities Inc	Real Estate	685	124,622	0.27
Biogen Inc	Health Care	358	123,988	0.27
AbbVie Inc	Health Care	1,099	123,839	0.26
Dexcom Inc	Health Care	286	121,963	0.26
Charles Schwab Corp/The	Financials	1,661	120,907	0.26
Mondelez International Inc	Consumer Staples	1,934	120,749	0.26
Signature Bank/New York NY	Financials	489	120,057	0.26
Republic Services Inc	Industrials	1,089	119,787	0.26
Adobe Inc	Information Technology	204	119,482	0.26
Bio-Techne Corp	Health Care	263	118,286	0.25
CMS Energy Corp	Utilities	1,971	116,473	0.25
Exxon Mobil Corp	Energy	1,822	114,901	0.25
AMETEK Inc	Industrials	849	113,292	0.24
Oracle Corp	Information Technology	1,441	112,130	0.24
Anthem Inc	Health Care	289	110,453	0.24
Celanese Corp	Materials	729	110,443	0.24
Black Knight Inc	Information Technology	1,414	110,294	0.24
Herbalife Nutrition Ltd	Consumer Staples	2,037	107,411	0.23
HCA Healthcare Inc	Health Care	512	105,874	0.23
Intel Corp	Information Technology	1,879	105,477	0.23
T Rowe Price Group Inc	Financials	523	103,562	0.22
Analog Devices Inc	Information Technology	601	103,399	0.22
News Corp	Communication Services	3,978	102,517	0.22
Nasdaq Inc	Financials	580	102,039	0.22
Masco Corp	Industrials	1,709	100,661	0.22
Xylem Inc/NY	Industrials	834	100,042	0.21
FactSet Research Systems Inc	Financials	298	99,861	0.21
Avery Dennison Corp	Materials	448	94,269	0.20
Brown-Forman Corp	Consumer Staples	1,228	92,010	0.20
Roku Inc	Communication Services	196	89,906	0.19
Broadcom Inc	Information Technology	187	89,196	0.19
Starbucks Corp	Consumer Discretionary	789	88,222	0.19
T-Mobile US Inc	Communication Services	602	87,251	0.19
PepsiCo Inc	Consumer Staples	585	86,613	0.19
Merck & Co Inc	Health Care	1,102	85,716	0.18
Bunge Ltd	Consumer Staples	1,096	85,669	0.18
Hologic Inc	Health Care	1,284	85,650	0.18
Fair Isaac Corp	Information Technology	169	85,042	0.18
Agilent Technologies Inc	Health Care	571	84,370	0.18
Duke Realty Corp	Real Estate	1,761	83,383	0.18
First American Financial Corp	Financials	1,334	83,156	0.18
Electronic Arts Inc	Communication Services	576	82,889	0.18
Allegion plc	Industrials	595	82,834	0.18
Amcor PLC	Materials	7,204	82,558	0.18
Twilio Inc	Information Technology	209	82,405	0.18
General Mills Inc	Consumer Staples	1,323	80,620	0.17
Kroger Co/The	Consumer Staples	2,073	79,425	0.17
Lamb Weston Holdings Inc	Consumer Staples	981	79,101	0.17
Monster Beverage Corp	Consumer Staples	865	79,030	0.17
EQT Corp	Energy	3,544	78,900	0.17
Interactive Brokers Group Inc	Financials	1,197	78,683	0.17
CME Group Inc	Financials	370	78,591	0.17
AutoZone Inc	Consumer Discretionary	52	77,992	0.17
Vertiv Holdings Co	Industrials	2,837	77,439	0.17

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Manhattan Associates Inc	Information Technology	534	$77,296	0.17%
Capital One Financial Corp	Financials	499	77,162	0.16
DocuSign Inc	Information Technology	270	75,367	0.16
McDonald’s Corp	Consumer Discretionary	325	75,085	0.16
Laboratory Corp of America Holdings	Health Care	272	74,996	0.16
CubeSmart	Real Estate	1,609	74,540	0.16
MetLife Inc	Financials	1,243	74,389	0.16
Activision Blizzard Inc	Communication Services	777	74,124	0.16
Best Buy Co Inc	Consumer Discretionary	644	74,065	0.16
Amedisys Inc	Health Care	296	72,542	0.16
Life Storage Inc	Real Estate	675	72,497	0.16
Medtronic PLC	Health Care	584	72,447	0.15
Trimble Inc	Information Technology	884	72,370	0.15
United Parcel Service Inc	Industrials	347	72,179	0.15
Norfolk Southern Corp	Industrials	271	72,037	0.15
Sun Communities Inc	Real Estate	420	71,981	0.15
Wynn Resorts Ltd	Consumer Discretionary	585	71,603	0.15
Wayfair Inc	Consumer Discretionary	226	71,214	0.15
Teradyne Inc	Information Technology	529	70,814	0.15
Broadridge Financial Solutions Inc	Information Technology	435	70,280	0.15
Dollar General Corp	Consumer Discretionary	314	67,958	0.15
Zoetis Inc	Health Care	364	67,926	0.15
Archer-Daniels-Midland Co	Consumer Staples	1,119	67,792	0.14
International Business Machines Corp	Information Technology	458	67,207	0.14
Intuit Inc	Information Technology	137	67,194	0.14
Domino’s Pizza Inc	Consumer Discretionary	142	66,301	0.14
Carrier Global Corp	Industrials	1,355	65,843	0.14
Cerner Corp	Health Care	839	65,577	0.14
Regeneron Pharmaceuticals Inc	Health Care	117	65,555	0.14
Take-Two Interactive Software Inc	Communication Services	369	65,252	0.14
Incyte Corp	Health Care	769	64,684	0.14
Dolby Laboratories Inc	Information Technology	655	64,351	0.14
Gentex Corp	Consumer Discretionary	1,944	64,324	0.14
Brunswick Corp/DE	Consumer Discretionary	645	64,262	0.14
Crowdstrike Holdings Inc	Information Technology	253	63,601	0.14
PNC Financial Services Group Inc/The	Financials	333	63,495	0.14
CarMax Inc	Consumer Discretionary	491	63,475	0.14
American Financial Group Inc/OH	Financials	508	63,413	0.14
Tapestry Inc	Consumer Discretionary	1,447	62,913	0.13
RenaissanceRe Holdings Ltd	Financials	423	62,908	0.13
Bruker Corp	Health Care	819	62,250	0.13
Carter’s Inc	Consumer Discretionary	601	62,011	0.13
Corteva Inc	Materials	1,397	61,976	0.13
PulteGroup Inc	Consumer Discretionary	1,134	61,872	0.13
KKR & Co Inc	Financials	1,044	61,843	0.13
Atlassian Corp PLC	Information Technology	239	61,473	0.13
Ulta Beauty Inc	Consumer Discretionary	177	61,191	0.13
Voya Financial Inc	Financials	988	60,735	0.13
IDEXX Laboratories Inc	Health Care	95	60,226	0.13
Trex Co Inc	Industrials	586	59,935	0.13
Envista Holdings Corp	Health Care	1,385	59,848	0.13
General Dynamics Corp	Industrials	315	59,210	0.13
Bank of New York Mellon Corp/The	Financials	1,151	58,954	0.13
Dollar Tree Inc	Consumer Discretionary	589	58,619	0.13
Rollins Inc	Industrials	1,699	58,094	0.12
ABIOMED Inc	Health Care	186	57,953	0.12
Becton Dickinson and Co	Health Care	237	57,532	0.12
New York Times Co/The	Communication Services	1,303	56,745	0.12
3M Co	Industrials	286	56,735	0.12
American Express Co	Financials	342	56,436	0.12
Spotify Technology SA	Communication Services	204	56,226	0.12

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
HP Inc	Information Technology	1,860	$56,168	0.12%
Newmont Corp	Materials	883	55,966	0.12
Intercontinental Exchange Inc	Financials	461	54,693	0.12
Zscaler Inc	Information Technology	252	54,482	0.12
Chemed Corp	Health Care	113	53,734	0.11
OneMain Holdings Inc	Financials	888	53,176	0.11
American International Group Inc	Financials	1,101	52,419	0.11
Kellogg Co	Consumer Staples	811	52,203	0.11
Gilead Sciences Inc	Health Care	756	52,060	0.11
Northern Trust Corp	Financials	446	51,577	0.11
Boston Beer Co Inc/The	Consumer Staples	50	51,481	0.11
Paychex Inc	Information Technology	474	50,818	0.11
Waste Management Inc	Industrials	362	50,747	0.11
DR Horton Inc	Consumer Discretionary	544	49,139	0.11
CH Robinson Worldwide Inc	Industrials	510	47,798	0.10
Hain Celestial Group Inc/The	Consumer Staples	1,176	47,180	0.10
Beyond Meat Inc	Consumer Staples	299	47,078	0.10
A O Smith Corp	Industrials	651	46,913	0.10
ITT Inc	Industrials	512	46,905	0.10
J M Smucker Co/The	Consumer Staples	353	45,801	0.10
Equifax Inc	Industrials	189	45,241	0.10
Crown Castle International Corp	Real Estate	232	45,171	0.10
Liberty Broadband Corp	Communication Services	268	45,027	0.10
Arista Networks Inc	Information Technology	124	45,015	0.10
McKesson Corp	Health Care	235	44,979	0.10
Ford Motor Co	Consumer Discretionary	3,012	44,761	0.10
Integra LifeSciences Holdings Corp	Health Care	656	44,740	0.10
Public Storage	Real Estate	148	44,390	0.09
Yum China Holdings Inc	Consumer Discretionary	667	44,194	0.09
US Bancorp	Financials	773	44,037	0.09
Equinix Inc	Real Estate	54	43,421	0.09
Citizens Financial Group Inc	Financials	943	43,238	0.09
Lincoln National Corp	Financials	687	43,187	0.09
Toro Co/The	Industrials	390	42,821	0.09
F5 Networks Inc	Information Technology	226	42,190	0.09
CoStar Group Inc	Industrials	504	41,768	0.09
Hubbell Inc	Industrials	223	41,717	0.09
Elastic NV	Information Technology	284	41,433	0.09
Horizon Therapeutics Plc	Health Care	436	40,828	0.09
Hexcel Corp	Industrials	653	40,768	0.09
NXP Semiconductors NV	Information Technology	198	40,651	0.09
PACCAR Inc	Industrials	449	40,060	0.09
Humana Inc	Health Care	90	39,986	0.09
Cardinal Health Inc	Health Care	681	38,895	0.08
Progressive Corp/The	Financials	395	38,813	0.08
Boston Scientific Corp	Health Care	905	38,718	0.08
Charles River Laboratories International	Health Care	103	38,159	0.08
Five Below Inc	Consumer Discretionary	194	37,570	0.08
Masimo Corp	Health Care	154	37,238	0.08
Nordson Corp	Industrials	170	37,237	0.08
Zimmer Biomet Holdings Inc	Health Care	232	37,234	0.08
McCormick & Co Inc/MD	Consumer Staples	420	37,091	0.08
Garmin Ltd	Consumer Discretionary	256	37,069	0.08
Insulet Corp	Health Care	135	37,002	0.08
BWX Technologies Inc	Industrials	622	36,159	0.08
AmerisourceBergen Corp	Health Care	313	35,851	0.08
Avalara Inc	Information Technology	220	35,607	0.08
Conagra Brands Inc	Consumer Staples	976	35,493	0.08
SolarEdge Technologies Inc	Information Technology	128	35,478	0.08
Cboe Global Markets Inc	Financials	294	35,041	0.07
PTC Inc	Information Technology	246	34,778	0.07

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Penumbra Inc	Health Care	126	$34,553	0.07%
Synopsys Inc	Information Technology	125	34,392	0.07
Viatris Inc	Health Care	2,404	34,350	0.07
Five9 Inc	Information Technology	187	34,305	0.07
Campbell Soup Co	Consumer Staples	752	34,300	0.07
Vistra Corp	Utilities	1,840	34,129	0.07
Cooper Cos Inc/The	Health Care	85	33,792	0.07
Johnson Controls International plc	Industrials	491	33,699	0.07
Westinghouse Air Brake Technologies Corp	Industrials	409	33,657	0.07
Capri Holdings Ltd	Consumer Discretionary	587	33,562	0.07
Regal Beloit Corp	Industrials	251	33,544	0.07
Molina Healthcare Inc	Health Care	132	33,530	0.07
Credit Acceptance Corp	Financials	74	33,520	0.07
Kimberly-Clark Corp	Consumer Staples	250	33,488	0.07
Marathon Petroleum Corp	Energy	554	33,463	0.07
Booz Allen Hamilton Holding Corp	Industrials	388	33,078	0.07
Guardant Health Inc	Health Care	266	33,024	0.07
IQVIA Holdings Inc	Health Care	136	32,996	0.07
Tyler Technologies Inc	Information Technology	72	32,769	0.07
IPG Photonics Corp	Information Technology	155	32,662	0.07
United Therapeutics Corp	Health Care	181	32,490	0.07
Quest Diagnostics Inc	Health Care	243	32,007	0.07
Akamai Technologies Inc	Information Technology	274	31,968	0.07
DaVita Inc	Health Care	264	31,748	0.07
Allstate Corp/The	Financials	243	31,696	0.07
O’Reilly Automotive Inc	Consumer Discretionary	56	31,670	0.07
IDACORP Inc	Utilities	325	31,648	0.07
Neurocrine Biosciences Inc	Health Care	323	31,412	0.07
Axon Enterprise Inc	Industrials	177	31,207	0.07
PPG Industries Inc	Materials	183	31,134	0.07
Cognizant Technology Solutions Corp	Information Technology	449	31,087	0.07
Generac Holdings Inc	Industrials	75	31,025	0.07
Dropbox Inc	Information Technology	1,023	31,016	0.07
Flowserve Corp	Industrials	750	30,224	0.06
Burlington Stores Inc	Consumer Discretionary	94	30,115	0.06
Element Solutions Inc	Materials	1,270	29,681	0.06
Yum! Brands Inc	Consumer Discretionary	257	29,586	0.06
Berry Global Group Inc	Materials	452	29,483	0.06
Motorola Solutions Inc	Information Technology	136	29,428	0.06
Discover Financial Services	Financials	248	29,394	0.06
Globus Medical Inc	Health Care	378	29,325	0.06
Advance Auto Parts Inc	Consumer Discretionary	142	29,156	0.06
Trane Technologies PLC	Industrials	158	29,126	0.06
Parker-Hannifin Corp	Industrials	94	29,005	0.06
Amphenol Corp	Information Technology	424	28,981	0.06
DuPont de Nemours Inc	Materials	374	28,925	0.06
Hormel Foods Corp	Consumer Staples	605	28,876	0.06
QIAGEN NV	Health Care	596	28,857	0.06
Ollie’s Bargain Outlet Holdings Inc	Consumer Discretionary	343	28,852	0.06
MDU Resources Group Inc	Utilities	920	28,838	0.06
Leidos Holdings Inc	Industrials	284	28,738	0.06
First Solar Inc	Information Technology	315	28,467	0.06
Discovery Inc	Communication Services	927	28,455	0.06
Everbridge Inc	Information Technology	209	28,449	0.06
Haemonetics Corp	Health Care	426	28,414	0.06
Jazz Pharmaceuticals PLC	Health Care	159	28,261	0.06
Valero Energy Corp	Energy	361	28,173	0.06
Aflac Inc	Financials	524	28,144	0.06
Sysco Corp	Consumer Staples	360	28,018	0.06
Cummins Inc	Industrials	114	27,833	0.06
Federal Realty Investment Trust	Real Estate	235	27,558	0.06

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Lennox International Inc	Industrials	78	$27,341	0.06%
IAA Inc	Industrials	500	27,255	0.06
Expedia Group Inc	Consumer Discretionary	165	27,020	0.06
Henry Schein Inc	Health Care	363	26,939	0.06
Switch Inc	Information Technology	1,276	26,935	0.06
Perrigo Co PLC	Health Care	587	26,928	0.06
Zynga Inc	Communication Services	2,527	26,863	0.06
Medallia Inc	Information Technology	796	26,862	0.06
Grocery Outlet Holding Corp	Consumer Staples	771	26,712	0.06
AptarGroup Inc	Materials	189	26,668	0.06
Acuity Brands Inc	Industrials	143	26,668	0.06
Ubiquiti Inc	Information Technology	85	26,622	0.06
Halliburton Co	Energy	1,150	26,584	0.06
NortonLifeLock Inc	Information Technology	974	26,507	0.06
Hilton Worldwide Holdings Inc	Consumer Discretionary	218	26,268	0.06
Donaldson Co Inc	Industrials	413	26,214	0.06
Skechers USA Inc	Consumer Discretionary	518	25,793	0.06
Juniper Networks Inc	Information Technology	942	25,756	0.06
Waters Corp	Health Care	74	25,670	0.05
Clorox Co/The	Consumer Staples	143	25,652	0.05
Cirrus Logic Inc	Information Technology	301	25,640	0.05
Alleghany Corp	Financials	38	25,384	0.05
Brown & Brown Inc	Financials	473	25,143	0.05
Lincoln Electric Holdings Inc	Industrials	191	25,121	0.05
Ciena Corp	Information Technology	437	24,857	0.05
Verisk Analytics Inc	Industrials	142	24,832	0.05
CDW Corp/DE	Information Technology	142	24,823	0.05
PagerDuty Inc	Information Technology	581	24,734	0.05
Newell Brands Inc	Consumer Discretionary	900	24,723	0.05
Ionis Pharmaceuticals Inc	Health Care	611	24,378	0.05
Commerce Bancshares Inc/MO	Financials	326	24,304	0.05
Casey’s General Stores Inc	Consumer Staples	124	24,094	0.05
Americold Realty Trust	Real Estate	624	23,635	0.05
CDK Global Inc	Information Technology	468	23,237	0.05
United Rentals Inc	Industrials	72	22,962	0.05
Edison International	Utilities	396	22,904	0.05
Amdocs Ltd	Information Technology	294	22,735	0.05
Choice Hotels International Inc	Consumer Discretionary	191	22,670	0.05
Citrix Systems Inc	Information Technology	192	22,528	0.05
Seagate Technology Holdings PLC	Information Technology	253	22,213	0.05
NetApp Inc	Information Technology	270	22,132	0.05
MarketAxess Holdings Inc	Financials	47	21,892	0.05
Post Holdings Inc	Consumer Staples	202	21,882	0.05
Watsco Inc	Industrials	76	21,815	0.05
Corporate Office Properties Trust	Real Estate	779	21,802	0.05
Cincinnati Financial Corp	Financials	186	21,708	0.05
Regency Centers Corp	Real Estate	336	21,502	0.05
New York Community Bancorp Inc	Financials	1,937	21,347	0.05
Aspen Technology Inc	Information Technology	155	21,314	0.05
DTE Energy Co	Utilities	162	20,975	0.04
Tyson Foods Inc	Consumer Staples	284	20,933	0.04
Dover Corp	Industrials	137	20,576	0.04
New Relic Inc	Information Technology	306	20,510	0.04
Energizer Holdings Inc	Consumer Staples	470	20,218	0.04
SEI Investments Co	Financials	320	19,831	0.04
Robert Half International Inc	Industrials	219	19,498	0.04
Genuine Parts Co	Consumer Discretionary	154	19,424	0.04
DENTSPLY SIRONA Inc	Health Care	306	19,345	0.04
Stericycle Inc	Industrials	269	19,256	0.04
Madison Square Garden Entertainment Corp	Communication Services	226	19,018	0.04
Host Hotels & Resorts Inc	Real Estate	1,106	18,899	0.04

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Huntington Bancshares Inc/OH	Financials	1,264	$18,044	0.04%
Primerica Inc	Financials	117	17,904	0.04
IDEX Corp	Industrials	81	17,857	0.04
World Wrestling Entertainment Inc	Communication Services	308	17,836	0.04
Vontier Corp	Information Technology	545	17,760	0.04
Under Armour Inc	Consumer Discretionary	834	17,648	0.04
Sealed Air Corp	Materials	298	17,630	0.04
Ingredion Inc	Consumer Staples	193	17,509	0.04
Interpublic Group of Cos Inc/The	Communication Services	538	17,488	0.04
Eastman Chemical Co	Materials	149	17,450	0.04
Pentair PLC	Industrials	256	17,266	0.04
LKQ Corp	Consumer Discretionary	347	17,060	0.04
NOV Inc	Energy	1,095	16,780	0.04
Bank of Hawaii Corp	Financials	199	16,758	0.04
HollyFrontier Corp	Energy	508	16,698	0.04
Allegro MicroSystems Inc	Information Technology	600	16,611	0.04
Iron Mountain Inc	Real Estate	383	16,220	0.03
Snap-on Inc	Industrials	72	16,185	0.03
National Fuel Gas Co	Utilities	303	15,810	0.03
MSA Safety Inc	Industrials	94	15,638	0.03
Kimco Realty Corp	Real Estate	739	15,410	0.03
Ralph Lauren Corp	Consumer Discretionary	130	15,286	0.03
Mercury General Corp	Financials	235	15,246	0.03
PVH Corp	Consumer Discretionary	139	14,996	0.03
Huntington Ingalls Industries Inc	Industrials	70	14,783	0.03
Nielsen Holdings PLC	Industrials	589	14,523	0.03
Reynolds Consumer Products Inc	Consumer Staples	465	14,109	0.03
Silgan Holdings Inc	Materials	313	12,976	0.03
Organon & Co	Health Care	110	3,335	0.01

A basket (JPGSFDEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Allianz SE	Financials	2,394	$503,551	3.05%
L’Oreal SA	Consumer Staples	1,274	478,744	2.90
adidas AG	Consumer Discretionary	1,477	463,584	2.81
Deutsche Post AG	Industrials	7,923	454,448	2.75
Infineon Technologies AG	Information Technology	13,422	453,943	2.75
Vonovia SE	Real Estate	7,755	422,827	2.56
Merck KGaA	Health Care	2,231	360,675	2.18
Neste Oyj	Energy	6,837	353,046	2.14
Linde PLC	Materials	1,421	345,806	2.09
Koninklijke Philips NV	Health Care	8,247	344,634	2.09
ASML Holding NV	Information Technology	586	339,752	2.06
Siemens AG	Industrials	2,491	332,880	2.01
HelloFresh SE	Consumer Discretionary	3,719	304,920	1.85
Air Liquide SA	Materials	2,012	297,057	1.80
Industria de Diseno Textil SA	Consumer Discretionary	9,771	290,290	1.76
Koninklijke Ahold Delhaize NV	Consumer Staples	11,149	279,506	1.69
Deutsche Boerse AG	Financials	1,844	271,391	1.64
Henkel AG & Co KGaA	Consumer Staples	2,986	265,889	1.61
Kone Oyj	Industrials	3,674	252,793	1.53
SAP SE	Information Technology	2,047	243,289	1.47
Assicurazioni Generali SpA	Financials	13,572	229,434	1.39
RWE AG	Utilities	6,902	210,913	1.28
Poste Italiane SpA	Financials	17,648	196,773	1.19
EssilorLuxottica SA	Consumer Discretionary	1,204	187,337	1.13
Ferrari NV	Consumer Discretionary	1,073	186,770	1.13
Pernod Ricard SA	Consumer Staples	983	184,002	1.11
Siemens Energy AG	Industrials	7,122	181,040	1.10
Koninklijke KPN NV	Communication Services	67,849	178,715	1.08

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Beiersdorf AG	Consumer Staples	1,750	$178,047	1.08%
Vivendi SE	Communication Services	5,869	166,258	1.01
Tenaris SA	Energy	17,646	162,198	0.98
Daimler AG	Consumer Discretionary	2,116	159,312	0.96
Fresenius Medical Care AG & Co KGaA	Health Care	2,133	149,390	0.90
Enel SpA	Utilities	18,782	147,100	0.89
Deutsche Telekom AG	Communication Services	8,160	145,341	0.88
Kingspan Group PLC	Industrials	1,802	143,473	0.87
Hermes International	Consumer Discretionary	115	141,789	0.86
CaixaBank SA	Financials	54,585	141,593	0.86
Schneider Electric SE	Industrials	1,040	137,978	0.84
Adyen NV	Information Technology	65	134,204	0.81
Koninklijke DSM NV	Materials	835	131,372	0.80
Heineken NV	Consumer Staples	1,272	130,014	0.79
FinecoBank Banca Fineco SpA	Financials	8,841	129,959	0.79
Dassault Systemes SE	Information Technology	626	128,094	0.78
Scout24 AG	Communication Services	1,783	126,815	0.77
Evonik Industries AG	Materials	4,431	125,302	0.76
Kering SA	Consumer Discretionary	168	124,018	0.75
Sampo Oyj	Financials	3,064	118,775	0.72
Sodexo SA	Consumer Discretionary	1,454	114,468	0.69
Stellantis NV	Consumer Discretionary	6,739	111,559	0.68
Bureau Veritas SA	Industrials	4,058	108,272	0.66
MTU Aero Engines AG	Industrials	517	108,104	0.65
Siemens Gamesa Renewable Energy SA	Industrials	3,758	105,838	0.64
Snam SpA	Utilities	21,034	102,542	0.62
Knorr-Bremse AG	Industrials	1,043	101,181	0.61
Hannover Rueck SE	Financials	704	99,331	0.60
Wolters Kluwer NV	Industrials	1,167	98,871	0.60
Banco Bilbao Vizcaya Argentaria SA	Financials	18,492	96,676	0.59
QIAGEN NV	Health Care	2,365	96,395	0.58
UCB SA	Health Care	1,070	94,368	0.57
Brenntag SE	Industrials	1,196	93,754	0.57
Randstad NV	Industrials	1,446	93,278	0.56
UPM-Kymmene Oyj	Materials	2,797	89,221	0.54
LEG Immobilien SE	Real Estate	725	88,071	0.53
Mediobanca Banca di Credito Finanziario	Financials	8,903	87,691	0.53
Smurfit Kappa Group PLC	Materials	1,911	87,446	0.53
Signify NV	Industrials	1,596	85,143	0.52
BioMerieux	Health Care	815	79,893	0.48
Ubisoft Entertainment SA	Communication Services	1,321	77,983	0.47
Groupe Bruxelles Lambert SA	Financials	824	77,731	0.47
Endesa SA	Utilities	3,721	76,124	0.46
EDP—Energias de Portugal SA	Utilities	16,840	75,274	0.46
Eurofins Scientific SE	Health Care	749	72,196	0.44
Uniper SE	Utilities	2,321	72,078	0.44
Michelin	Consumer Discretionary	533	71,733	0.43
Nokia Oyj	Information Technology	15,500	69,991	0.42
Symrise AG	Materials	567	66,597	0.40
Koninklijke Vopak NV	Energy	1,683	64,456	0.39
Zalando SE	Consumer Discretionary	629	64,101	0.39
ProSiebenSat.1 Media SE	Communication Services	3,719	62,380	0.38
Repsol SA	Energy	5,863	61,877	0.37
Umicore SA	Materials	1,142	58,817	0.36
Elisa Oyj	Communication Services	1,117	56,195	0.34
Grifols SA	Health Care	2,442	55,783	0.34
Akzo Nobel NV	Materials	528	55,037	0.33
Euronext NV	Financials	594	54,480	0.33
Sartorius Stedim Biotech	Health Care	134	53,305	0.32
A2A SpA	Utilities	30,486	52,558	0.32
Carl Zeiss Meditec AG	Health Care	312	50,808	0.31

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
HeidelbergCement AG	Materials	684	$49,508	0.30%
Amplifon SpA	Health Care	1,180	49,139	0.30
Edenred	Information Technology	1,022	49,084	0.30
GEA Group AG	Industrials	1,430	48,860	0.30
Orion Oyj	Health Care	1,332	48,297	0.29
Enagas SA	Utilities	2,412	47,003	0.28
Grand City Properties SA	Real Estate	2,028	46,207	0.28
Infrastrutture Wireless Italiane SpA	Communication Services	4,689	44,601	0.27
Atos SE	Information Technology	815	41,822	0.25
Aroundtown SA	Real Estate	6,300	41,454	0.25
Sofina SA	Financials	114	41,412	0.25
Argenx SE	Health Care	162	41,260	0.25
Interpump Group SpA	Industrials	817	40,782	0.25
Orpea SA	Health Care	380	40,766	0.25
Freenet AG	Communication Services	1,984	39,518	0.24
SEB SA	Consumer Discretionary	252	38,407	0.23
Gecina SA	Real Estate	289	37,292	0.23
Recordati Industria Chimica e Farmaceuti	Health Care	771	37,157	0.22
MorphoSys AG	Health Care	566	37,014	0.22
La Francaise des Jeux SAEM	Consumer Discretionary	746	36,994	0.22
Nemetschek SE	Information Technology	548	35,356	0.21
Valmet Oyj	Industrials	931	34,237	0.21
Prysmian SpA	Industrials	1,104	33,370	0.20
TeamViewer AG	Information Technology	1,040	32,974	0.20
Valeo SA	Consumer Discretionary	1,249	31,692	0.19
Rubis SCA	Utilities	845	31,662	0.19
Aalberts NV	Industrials	697	31,572	0.19
Bechtle AG	Information Technology	200	31,384	0.19
SOITEC	Information Technology	165	30,730	0.19
Italgas SpA	Utilities	5,405	29,790	0.18
Heineken Holding NV	Consumer Staples	345	29,330	0.18
Fluidra SA	Industrials	872	29,184	0.18
Eiffage SA	Industrials	316	27,092	0.16
Wienerberger AG	Materials	801	26,045	0.16
Huhtamaki Oyj	Materials	599	23,940	0.14
Solvay SA	Materials	211	22,644	0.14
Kojamo Oyj	Real Estate	1,156	22,271	0.13
TechnipFMC PLC	Energy	2,834	21,433	0.13
FUCHS PETROLUB SE	Materials	521	21,357	0.13
Rexel SA	Industrials	1,206	21,267	0.13
Arkema SA	Materials	201	21,238	0.13
United Internet AG	Communication Services	608	20,963	0.13
Davide Campari-Milano NV	Consumer Staples	1,823	20,585	0.12
Shop Apotheke Europe NV	Consumer Discretionary	130	20,571	0.12
Corbion NV	Materials	418	20,162	0.12
Ageas SA/NV	Financials	426	19,947	0.12
ACS Actividades de Construccion y Servic	Industrials	816	18,430	0.11
Gerresheimer AG	Health Care	198	18,424	0.11
Merlin Properties Socimi SA	Real Estate	2,041	17,832	0.11
JDE Peet’s NV	Consumer Staples	569	17,404	0.11
Proximus SADP	Communication Services	1,041	16,963	0.10
Bollore SA	Communication Services	3,711	16,773	0.10
Rheinmetall AG	Industrials	181	15,106	0.09
Amundi SA	Financials	199	14,793	0.09
Nokian Renkaat Oyj	Consumer Discretionary	429	14,594	0.09
Elia Group SA/NV	Utilities	150	13,320	0.08
Ipsen SA	Health Care	148	12,955	0.08
Aedifica SA	Real Estate	114	12,647	0.08
Reply SpA	Information Technology	88	12,238	0.07
Jeronimo Martins SGPS SA	Consumer Staples	722	11,110	0.07
Hera SpA	Utilities	3,170	11,046	0.07

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Rational AG	Industrials	13	$10,134	0.06%
Glanbia PLC	Consumer Staples	676	9,258	0.06
SPIE SA	Industrials	345	6,686	0.04

A basket (JPGSFDUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Reckitt Benckiser Group PLC	Consumer Staples	40	$253,750	5.27%
Unilever PLC	Consumer Staples	46	195,764	4.07
Admiral Group PLC	Financials	47	148,108	3.08
Ferguson PLC	Industrials	14	139,226	2.89
Sage Group PLC/The	Information Technology	189	129,610	2.69
Smith & Nephew PLC	Health Care	80	125,135	2.60
Ashtead Group PLC	Industrials	22	116,910	2.43
Next PLC	Consumer Discretionary	15	114,209	2.37
Spirax-Sarco Engineering PLC	Industrials	8	104,629	2.18
Tesco PLC	Consumer Staples	437	97,468	2.03
RELX PLC	Industrials	51	97,398	2.02
HSBC Holdings PLC	Financials	229	95,768	1.99
London Stock Exchange Group PLC	Financials	12	95,763	1.99
Hargreaves Lansdown PLC	Financials	59	93,495	1.94
Intertek Group PLC	Industrials	17	92,493	1.92
AstraZeneca PLC	Health Care	10	85,193	1.77
GlaxoSmithKline PLC	Health Care	60	84,519	1.76
Coca-Cola HBC AG	Consumer Staples	31	81,858	1.70
Smurfit Kappa Group PLC	Materials	20	79,984	1.66
Dechra Pharmaceuticals PLC	Health Care	17	75,456	1.57
Standard Life Aberdeen PLC	Financials	260	70,524	1.47
Schroders PLC	Financials	20	70,174	1.46
B&M European Value Retail SA	Consumer Discretionary	110	62,797	1.31
Electrocomponents PLC	Industrials	61	62,614	1.30
Games Workshop Group PLC	Consumer Discretionary	5	59,696	1.24
Auto Trader Group PLC	Communication Services	89	56,159	1.17
Travis Perkins PLC	Industrials	31	52,832	1.10
Informa PLC	Communication Services	104	51,950	1.08
Hikma Pharmaceuticals PLC	Health Care	21	51,375	1.07
ConvaTec Group PLC	Health Care	203	48,738	1.01
Melrose Industries PLC	Industrials	297	46,141	0.96
United Utilities Group PLC	Utilities	46	45,142	0.94
Rightmove PLC	Communication Services	68	44,354	0.92
Future PLC	Communication Services	14	43,543	0.91
Spectris PLC	Information Technology	13	43,057	0.90
CRH PLC	Materials	12	42,680	0.89
Associated British Foods PLC	Consumer Staples	18	40,921	0.85
Flutter Entertainment PLC	Consumer Discretionary	3	40,127	0.83
J Sainsbury PLC	Consumer Staples	147	39,937	0.83
Weir Group PLC/The	Industrials	21	39,046	0.81
DCC PLC	Industrials	6	38,226	0.79
British Land Co PLC/The	Real Estate	76	37,567	0.78
Halma PLC	Information Technology	14	36,474	0.76
Tritax Big Box REIT PLC	Real Estate	185	36,344	0.76
Smiths Group PLC	Industrials	23	36,130	0.75
Grainger PLC	Real Estate	126	35,903	0.75
Fresnillo PLC	Materials	46	35,127	0.73
Genus PLC	Health Care	7	32,682	0.68
Severn Trent PLC	Utilities	13	31,858	0.66
Centamin PLC	Materials	315	31,845	0.66
Aviva PLC	Financials	75	30,467	0.63
Berkeley Group Holdings PLC	Consumer Discretionary	7	30,342	0.63
Legal & General Group PLC	Financials	116	29,897	0.62
Land Securities Group PLC	Real Estate	44	29,716	0.62

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Diploma PLC	Industrials	10	$29,542	0.61%
IG Group Holdings PLC	Financials	32	27,070	0.56
Pets at Home Group Plc	Consumer Discretionary	59	26,982	0.56
Britvic PLC	Consumer Staples	29	26,915	0.56
Pagegroup PLC	Industrials	46	25,752	0.54
International Consolidated Airlines Grou	Industrials	147	25,574	0.53
Victrex PLC	Materials	10	24,415	0.51
Hays PLC	Industrials	151	23,887	0.50
Dunelm Group PLC	Consumer Discretionary	17	23,825	0.50
Pennon Group PLC	Utilities	21	23,501	0.49
Derwent London PLC	Real Estate	7	22,135	0.46
Tate & Lyle PLC	Consumer Staples	30	22,076	0.46
Kainos Group PLC	Information Technology	15	21,706	0.45
3i Group PLC	Financials	18	21,474	0.45
Rotork PLC	Industrials	63	21,410	0.45
Kingfisher PLC	Consumer Discretionary	57	20,688	0.43
Computacenter PLC	Information Technology	8	20,286	0.42
St James’s Place PLC	Financials	13	19,218	0.40
Hill & Smith Holdings PLC	Materials	12	18,467	0.38
Johnson Matthey PLC	Materials	6	18,346	0.38
Royal Mail PLC	Industrials	31	18,071	0.38
Quilter PLC	Financials	115	17,045	0.35
M&G PLC	Financials	73	16,642	0.35
JD Sports Fashion PLC	Consumer Discretionary	18	16,463	0.34
Evraz PLC	Materials	28	16,363	0.34
Cranswick PLC	Consumer Staples	4	16,140	0.34
Spirent Communications PLC	Information Technology	65	16,109	0.33
Plus500 Ltd	Financials	12	15,975	0.33
National Express Group PLC	Industrials	58	15,546	0.32
ITV PLC	Communication Services	124	15,531	0.32
888 Holdings PLC	Consumer Discretionary	40	15,475	0.32
IntegraFin Holdings PLC	Financials	29	14,979	0.31
Assura PLC	Real Estate	199	14,710	0.31
Wizz Air Holdings Plc	Industrials	3	14,536	0.30
Domino’s Pizza Group PLC	Consumer Discretionary	37	14,350	0.30
Howden Joinery Group PLC	Industrials	17	14,009	0.29
Direct Line Insurance Group PLC	Financials	49	13,879	0.29
Softcat PLC	Information Technology	7	11,992	0.25
IMI PLC	Industrials	7	11,316	0.24
Tullow Oil PLC	Energy	190	11,300	0.23
Man Group PLC/Jersey	Financials	62	11,076	0.23
Watches of Switzerland Group PLC	Consumer Discretionary	13	10,667	0.22
Inchcape PLC	Consumer Discretionary	13	10,016	0.21
Clarkson PLC	Industrials	3	9,955	0.21
QinetiQ Group PLC	Industrials	28	9,715	0.20
Synthomer PLC	Materials	17	8,366	0.17
Greggs PLC	Consumer Discretionary	3	7,916	0.16
Ninety One PLC	Financials	34	7,548	0.16
Bodycote PLC	Industrials	9	7,302	0.15
Chemring Group PLC	Industrials	24	6,928	0.14
J D Wetherspoon PLC	Consumer Discretionary	6	6,599	0.14
Moneysupermarket.com Group PLC	Consumer Discretionary	25	6,364	0.13
Energean PLC	Energy	9	6,192	0.13
Diversified Energy Co PLC	Energy	59	6,169	0.13
Ultra Electronics Holdings PLC	Industrials	3	5,850	0.12
XP Power Ltd	Industrials	1	5,723	0.12
Workspace Group PLC	Real Estate	7	5,674	0.12
Ashmore Group PLC	Financials	14	5,558	0.12
Frasers Group PLC	Consumer Discretionary	9	5,421	0.11
Brewin Dolphin Holdings PLC	Financials	15	5,341	0.11
Renishaw PLC	Information Technology	1	5,291	0.11

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Euromoney Institutional Investor PLC	Communication Services	5	$5,202	0.11%
Tyman PLC	Industrials	11	5,109	0.11
TP ICAP Group PLC	Financials	26	5,054	0.11
Marshalls PLC	Materials	7	4,948	0.10
Indivior PLC	Health Care	31	4,851	0.10
Close Brothers Group PLC	Financials	3	4,765	0.10
PZ Cussons PLC	Consumer Staples	19	4,655	0.10
4imprint Group PLC	Communication Services	2	4,596	0.10
Vesuvius PLC	Industrials	8	4,096	0.09
RHI Magnesita NV	Materials	1	3,846	0.08
Dr. Martens Plc	Consumer Discretionary	9	3,807	0.08
UK Commercial Property REIT Ltd	Real Estate	49	3,750	0.08
Chrysalis Investments Ltd	N/A	15	3,724	0.08
Firstgroup PLC	Industrials	42	3,430	0.07
Savills PLC	Real Estate	3	2,957	0.06
AJ Bell PLC	Financials	7	2,918	0.06
Greencore Group PLC	Consumer Staples	22	2,770	0.06
Rank Group PLC	Consumer Discretionary	16	2,719	0.06
Bytes Technology Group PLC	Information Technology	6	2,595	0.05
Mitie Group PLC	Industrials	37	2,482	0.05
Helios Towers PLC	Communication Services	15	2,454	0.05
AO World PLC	Consumer Discretionary	10	2,416	0.05
NCC Group PLC	Information Technology	8	2,411	0.05
Morgan Sindall Group PLC	Industrials	1	2,373	0.05
Cairn Energy PLC	Energy	16	2,322	0.05
TI Fluid Systems PLC	Consumer Discretionary	7	2,194	0.05
Telecom Plus PLC	Utilities	2	2,006	0.04
Essentra PLC	Materials	6	1,883	0.04
CLS Holdings PLC	Real Estate	6	1,550	0.03
CMC Markets PLC	Financials	3	1,483	0.03
ContourGlobal PLC	Utilities	7	1,368	0.03
Sabre Insurance Group PLC	Financials	5	1,269	0.03

PURCHASED OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following purchased options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation
Purchased options contracts:
Calls
CBOE Volatility Index	24 USD	09/15/2021	390	$617,370	$109,200	$132,947	$(23,747)
	26 USD	07/21/2021	360	569,880	22,500	116,415	(93,915)
	27 USD	08/18/2021	340	538,220	52,700	140,048	(87,348)

Total Purchased Options Contracts			1,090		$184,400	$389,410	$(205,010)

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 65.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
171,144,776	0.026%	$171,144,776

TOTAL INVESTMENTS – 65.2%
(Cost $171,144,776)		$171,144,776

OTHER ASSETS IN EXCESS OF LIABILITIES – 34.8%		91,466,912

NET ASSETS – 100.0%		$262,611,688

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
BA	—Banker Acceptance Rate
BBR	—Bank Bill Reference Rate
BUBOR	—Budapest Interbank Offered Rate
EURIBOR	—Euro Interbank Offered Rate
JIBAR	—Johannesburg Interbank Agreed Rate
LIBOR	—London Interbank Offered Rate
PRIBOR	—Prague Interbank Offered Rate
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	BRL	16,260,000	USD	3,137,909	07/02/2021	$131,221
	CAD	2,160,000	USD	1,741,986	09/15/2021	456
	COP	3,256,000,000	USD	856,330	09/15/2021	7,790
	MXN	110,250,000	USD	5,459,409	09/15/2021	18,004
	RUB	545,500,000	USD	7,323,327	09/15/2021	48,387
	USD	9,040,088	AUD	11,909,000	09/15/2021	106,016
	USD	3,271,959	BRL	16,260,000	07/02/2021	2,829
	USD	2,622,580	CAD	3,200,000	09/15/2021	41,185
	USD	11,341,607	CHF	10,158,000	09/15/2021	340,539
	USD	3,889,939	CLP	2,810,000,000	09/15/2021	71,590
	USD	5,104,122	COP	19,074,000,000	09/15/2021	42,015
	USD	2,789,794	CZK	58,324,000	09/15/2021	79,451
	USD	21,624,185	EUR	17,873,000	09/15/2021	397,672
	USD	6,841,966	GBP	4,891,250	09/15/2021	74,725
	USD	934,750	HUF	265,804,000	09/15/2021	39,035

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
	USD	46,945,706	JPY	5,142,949,000	09/15/2021	$622,156
	USD	874,433	MXN	17,500,000	09/15/2021	5,002
	USD	2,096,408	NOK	18,000,000	09/15/2021	5,199
	USD	3,321,292	PLN	12,577,000	09/15/2021	22,073
	USD	4,606,857	SEK	38,782,600	09/15/2021	71,917
	USD	173,641	ZAR	2,389,000	09/15/2021	7,976

TOTAL						$2,135,238

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	AUD	20,830,000	USD	16,141,084	09/15/2021	$(514,522)
	BRL	16,260,000	USD	3,261,851	08/03/2021	(4,275)
	CAD	21,505,000	USD	17,824,973	09/15/2021	(477,194)
	CHF	5,939,000	USD	6,639,821	09/15/2021	(207,911)
	CLP	4,220,000,000	USD	5,809,871	09/15/2021	(75,554)
	CZK	177,125,000	USD	8,469,331	09/15/2021	(238,252)
	EUR	14,688,000	USD	17,910,929	09/15/2021	(467,018)
	GBP	27,173,000	USD	38,507,270	09/15/2021	(912,338)
	HUF	1,903,460,000	USD	6,693,881	09/15/2021	(279,541)
	IDR	177,660,000,000	USD	12,311,850	09/15/2021	(226,173)
	INR	1,101,000,000	USD	14,841,475	09/15/2021	(171,592)
	JPY	492,276,000	USD	4,460,315	09/15/2021	(26,290)
	KRW	15,280,000,000	USD	13,760,902	09/15/2021	(242,793)
	NOK	46,000,000	USD	5,530,290	09/15/2021	(186,088)
	NZD	7,820,000	USD	5,662,830	09/15/2021	(197,940)
	PLN	28,007,000	USD	7,642,687	09/15/2021	(295,846)
	SEK	78,919,000	USD	9,534,238	09/15/2021	(306,052)
	USD	1,629,620	CLP	1,230,000,000	09/15/2021	(41,756)
	USD	862,287	COP	3,256,000,000	09/15/2021	(1,832)
	USD	12,844,813	KRW	14,540,000,000	09/15/2021	(18,622)
	USD	641,710	MXN	12,959,000	09/15/2021	(2,116)
	USD	3,717,299	NZD	5,320,000	09/15/2021	(503)
	USD	417,122	ZAR	6,052,000	09/15/2021	(2,553)
	ZAR	84,571,000	USD	6,153,595	09/15/2021	(289,034)

TOTAL						$(5,185,795)

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
100 oz Gold	14	08/27/2021	$2,478,840	$(162,725)
Amsterdam Exchange Index	50	07/16/2021	8,648,030	(4,503)
BIST 30 Index	1,805	08/31/2021	3,110,175	(93,029)
Brent Crude Oil	20	07/30/2021	1,492,200	66,960
CAC 40 10 Euro Index	110	07/16/2021	8,484,634	(44,694)
Coffee “C”	26	09/20/2021	1,557,562	(2,819)

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts: (continued)
Corn	20	09/14/2021	$599,250	$(26,950)
Cotton No. 2	53	12/08/2021	2,249,850	(22,672)
DAX Index	18	09/17/2021	8,285,547	(29,290)
DJIA CBOT E-Mini Index	25	09/17/2021	4,299,875	7,359
EURO STOXX 50 Index	78	09/17/2021	3,750,871	(51,347)
EURO STOXX 50 Volatility Index	319	07/21/2021	678,966	(63,574)
FTSE 100 Index	89	09/17/2021	8,593,952	(39,035)
FTSE China A50 Index	267	07/29/2021	4,619,100	38,853
FTSE Taiwan Index Equity Index	56	07/29/2021	3,416,560	25,098
FTSE/JSE Top 40 Index	89	09/16/2021	3,731,768	(109,665)
FTSE/MIB Index	58	09/17/2021	8,598,063	(70,988)
Hang Seng Index	29	07/29/2021	5,346,715	(28,020)
HSCEI	24	07/29/2021	1,633,785	(22,098)
IBEX 35 Index	81	07/16/2021	8,440,789	(127,374)
KC HRW Wheat	9	09/14/2021	296,775	1,884
KOSPI 200 Index	44	09/09/2021	4,286,596	78,289
Lean Hogs	27	08/13/2021	1,118,880	(161,586)
LME Aluminum Base Metal	57	07/21/2021	3,590,288	66,799
LME Aluminum Base Metal	46	08/18/2021	2,900,875	115,433
LME Copper Base Metal	11	07/21/2021	2,574,962	(184,078)
LME Copper Base Metal	10	08/18/2021	2,342,750	(125,781)
LME Lead Base Metal	57	07/21/2021	3,226,200	105,987
LME Lead Base Metal	57	08/18/2021	3,233,325	193,268
LME Nickel Base Metal	21	07/21/2021	2,293,956	30,805
LME Nickel Base Metal	21	08/18/2021	2,294,208	61,900
LME Zinc Base Metal	37	07/21/2021	2,747,481	45,211
LME Zinc Base Metal	37	08/18/2021	2,750,256	12,205
Low Sulphur Gasoil	30	08/12/2021	1,801,500	36,115
NASDAQ 100 E-Mini Index	11	09/17/2021	3,200,780	107,333
Natural Gas	52	07/28/2021	1,946,360	323,326
Nikkei 225 Index	12	09/09/2021	3,108,691	15,380
NY Harbor ULSD	18	07/30/2021	1,608,844	4,638
OMXS30 Index	319	07/16/2021	8,446,431	(15,480)
RBOB Gasoline	18	07/30/2021	1,693,364	25,423
S&P 500 E-Mini Index	179	09/17/2021	38,382,970	487,663
S&P/TSX 60 Index	49	09/16/2021	9,508,277	92,213
SET50 Index	1,084	09/29/2021	6,409,298	(19,191)
Silver	10	09/28/2021	1,312,500	(48,128)
Soybean	13	11/12/2021	905,612	(49,526)
SPI 200 Index	106	09/16/2021	14,354,756	10,596
Sugar No. 11	111	09/30/2021	2,224,085	56,591
TOPIX Index	49	09/09/2021	8,569,873	7,764
Wheat	17	09/14/2021	578,212	(16,498)
WTI Crude Oil	17	07/20/2021	1,249,840	72,544

Total				$570,586

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
CBOE Volatility Index	(149)	07/21/2021	$(2,667,592)	$245,007
Feeder Cattle	(7)	08/26/2021	(541,275)	(24,506)
Live Cattle	(12)	08/31/2021	(590,040)	(25,061)
LME Aluminum Base Metal	(57)	07/21/2021	(3,590,288)	(149,513)
LME Copper Base Metal	(11)	07/21/2021	(2,574,962)	148,704
LME Copper Base Metal	(4)	08/18/2021	(937,100)	3,388
LME Lead Base Metal	(57)	07/21/2021	(3,226,200)	(198,251)
LME Lead Base Metal	(6)	08/18/2021	(340,350)	6,282
LME Nickel Base Metal	(21)	07/21/2021	(2,293,956)	(57,341)
LME Nickel Base Metal	(3)	08/18/2021	(327,744)	4,707
LME Zinc Base Metal	(37)	07/21/2021	(2,747,481)	3,217
LME Zinc Base Metal	(15)	08/18/2021	(1,114,969)	(9,702)
MSCI EAFE E-Mini Index	(70)	09/17/2021	(8,064,350)	82,232
MSCI Emerging Markets E-Mini Index	(111)	09/17/2021	(7,574,640)	(27,853)
Russell 2000 E-Mini Index	(43)	09/17/2021	(4,961,770)	(3,520)

Total				$(2,210)

TOTAL FUTURES CONTRACTS				$568,376

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
3 Month BBR(b)	0.250%	09/15/2022	AUD	552,300	$523,304	$(98,627)	$621,931
3 Month BA(c)	0.500	09/15/2022	CAD	464,810	(335,348)	(99,313)	(236,035)
6 Month LIBOR(c)	0.000	09/15/2022	CHF	461,610	3,388,859	3,532,641	(143,782)
6 Month EURIBOR(c)	0.000	09/15/2022	EUR	549,510	3,208,774	3,303,068	(94,294)
0.250%(c)	6 Month LIBOR	09/15/2022	GBP	462,700	110,682	661,799	(551,117)
3 Month STIBOR(b)	0.000	09/15/2022	SEK	1,321,550	51,207	51,207	–
3 Month LIBOR(b)	0.200	09/15/2022	USD	1,814,060	(116,570)	673,912	(790,482)
6 Month EURIBOR(c)	0.000	09/15/2023	EUR	170,480	1,200,991	1,270,081	(69,090)
6 Month LIBOR(c)	0.500	09/15/2023	GBP	67,200	92,531	183,458	(90,927)
3 Month LIBOR(b)	0.500	09/15/2023	USD	236,520	456,431	519,576	(63,145)
1.000(d)	6 Month PRIBOR	09/15/2026	CZK	665,060	1,468,323	343,195	1,125,128
2.000(d)	6 Month BUBOR	09/15/2026	HUF	6,455,520	550,470	(268,175)	818,645
5.750(e)	1 Month TIIE	09/15/2026	MXN	267,510	561,911	199,475	362,436
1.500(d)	6 Month WIBOR	09/15/2026	PLN	88,270	5,732	(399,093)	404,825
3 Month JIBAR(b)	6.750	09/15/2026	ZAR	220,840	370,772	426,291	(55,519)
2.000(c)	3 Month BA	09/15/2031	CAD	13,560	(121,749)	(60,223)	(61,526)
0.000(d)	6 Month LIBOR	09/15/2031	CHF	17,810	74,565	100,534	(25,969)
6 Month EURIBOR(c)	0.250	09/15/2031	EUR	29,240	(144,682)	(144,682)	–
6 Month LIBOR(c)	1.000	09/15/2031	GBP	14,310	–	(12,014)	12,014
1.000(d)	3 Month STIBOR	09/15/2031	SEK	153,730	(376,211)	(376,006)	(205)
3 Month LIBOR(b)	1.500	09/15/2031	USD	33,760	(37,400)	(37,400)	–
0.500(d)	6 Month EURIBOR	09/15/2051	EUR	18,700	(101,404)	(70,581)	(30,823)

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1.250(c)	6 Month LIBOR	09/15/2051	GBP	4,720	$(40,398)	$(22,079)	$(18,319)
2.000(c)	3 Month LIBOR	09/15/2051	USD	19,550	(822,417)	(756,533)	(65,884)

TOTAL					$9,968,373	$8,920,511	$1,047,862

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2021.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made annually.
(e)	Payments made monthly.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Statements of Assets and Liabilities(a)

June 30, 2021 (Unaudited)

	Absolute Return Tracker Fund	Alternative Premia Fund	Managed Futures Strategy Fund
Assets:
Investments in unaffiliated issuers, at value (cost $1,548,932,148, $0 and $0)(b)	$1,816,512,162	$—	$—
Investments in affiliated issuers, at value (cost $1,585,357,468, $21,202,425 and $171,144,776)	1,585,357,468	21,202,425	171,144,776
Investments in affiliated securities lending reinvestment vehicle, at value (cost $77,778,706, $0 and $0)	77,778,706	—	—
Purchased Options, at value (premiums paid $508,168, $389,410 and $0)	183,095	184,400	—
Cash	65,700,962	1,420,940	13,625,372
Foreign currencies, at value (cost $58,265,170, $1,826,853 and $36,220,147)	58,557,147	1,971,569	37,557,177
Receivables:
Collateral on certain derivative contracts(c)	85,820,397	9,524,291	48,124,131
Fund shares sold	7,649,493	414	547,526
Dividends	699,315	473	3,976
Foreign tax reclaims	183,017	36,293	—
Investments sold	94,209	35,560	1,409
Reimbursement from investment adviser	62,873	36,175	1,272
Securities lending income	11,776	—	—
Due from broker	—	3,787	—
Unrealized gain on swap contracts	13,974,284	478,346	—
Unrealized gain on forward foreign currency exchange contracts	1,059,538	80,317	2,135,238
Variation margin on futures	—	503,417	—
Other assets	137,589	50,238	67,496
Total assets	3,713,782,031	35,528,645	273,208,373

Liabilities:
Unrealized loss on swap contracts	8,145,302	327,233	—
Variation margin on futures	3,163,838	—	4,490,371
Unrealized loss on forward foreign currency exchange contracts	374,250	115,818	5,185,795
Written options, at value (premiums received $300,600, $0 and $0)	180,670	—	—
Variation margin on swaps	138,733	92,799	130,297
Payables:
Payable upon return of securities loaned	77,778,706	—	—
Fund shares redeemed	12,829,245	12,895	275,697
Management fees	1,829,097	21,477	209,653
Distribution and Service fees and Transfer Agency fees	165,612	3,528	29,317
Investments purchased	13,016	—	—
Collateral on certain derivative contracts(c)	—	10,000	—
Accrued expenses	734,517	401,441	275,555
Total liabilities	105,352,986	985,191	10,596,685

Net Assets:
Paid-in capital	3,270,068,208	38,849,589	243,405,023
Total distributable earnings (loss)	338,360,837	(4,306,135)	19,206,665
NET ASSETS	$3,608,429,045	$34,543,454	$262,611,688
Net Assets:
Class A	$61,515,551	$6,411,461	$14,324,784
Class C	8,245,402	404,397	3,640,826
Institutional	3,068,958,891	3,912,437	53,320,828
Investor	228,546,809	1,823,654	133,957,119
Class R6	18,239,611	21,967,467	56,917,901
Class R	1,568,496	11,597	439,138
Class P	221,354,285	12,441	11,092
Total Net Assets	$3,608,429,045	$34,543,454	$262,611,688
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	6,047,204	936,903	1,369,656
Class C	891,468	63,105	371,611
Institutional	290,929,032	554,454	4,936,107
Investor	21,919,790	260,182	12,548,009
Class R6	1,731,023	3,124,376	5,266,269
Class R	159,168	1,710	42,895
Class P	20,991,034	1,767	1,028
Net asset value, offering and redemption price per share:(d)
Class A	$10.17	$6.84	$10.46
Class C	9.25	6.41	9.80
Institutional	10.55	7.06	10.80
Investor	10.43	7.01	10.68
Class R6	10.54	7.03	10.81
Class R	9.85	6.78	10.24
Class P	10.55	7.04	10.79

(a)	Statements of Assets and Liabilities for Absolute Return Tracker, Alternative Premia and Managed Futures Strategy Funds are consolidated and include the balances of Cayman Commodity-ART, LLC., Cayman Commodity-AP LLC. and Cayman Commodity-MFS, LLC. (wholly-owned subsidiaries), respectively. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Includes loaned securities having a market value of $76,287,395 for the Absolute Return Tracker Fund.
(c)	Segregated for initial margin and/or collateral on transactions as follows:

Fund	Forwards	Futures	Options	Swaps
Absolute Return Tracker	$—	$47,397,119	$5,975,782	$32,447,496
Alternative Premia	(10,000)	3,183,238	5,216,865	1,124,188
Managed Futures Strategy	9,840,000	17,661,764	—	20,622,367

(d)	Maximum public offering price per share for Class A Shares of the Absolute Return Tracker, Alternative Premia and Managed Futures Strategy Funds is $10.76, $7.25 and $11.07, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Statements of Operations(a)

For the Six Months Ended June 30, 2021 (Unaudited)

	Absolute Return Tracker Fund	Alternative Premia Fund	Managed Futures Strategy Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign taxes withheld of $154,915, $0 and $0)	$12,047,563	$—	$—

Dividends — affiliated issuers	251,511	11,718	86,135

Securities lending income — affiliated issuer	77,728	—	—

Total investment income	12,376,802	11,718	86,135

Expenses:

Management fees	10,947,728	145,007	1,446,769

Transfer Agency fees(b)	857,250	10,928	145,614

Custody, accounting and administrative services	265,334	54,151	59,417

Printing and mailing costs	231,523	25,830	39,507

Distribution and Service (12b-1) fees(b)	113,325	11,202	30,515

Professional fees	112,185	114,106	89,748

Registration fees	63,040	41,125	49,248

Trustee fees	12,031	9,436	9,615

Service fees — Class C	10,864	1,200	4,346

Other	77,362	15,740	171,831

Total expenses	12,690,642	428,725	2,046,610

Less — expense reductions	(826,225)	(248,229)	(160,621)

Net expenses	11,864,417	180,496	1,885,989

NET INVESTMENT INCOME (LOSS)	512,385	(168,778)	(1,799,854)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	115,647,674	21,624	647

Futures contracts	15,234,078	2,081,657	16,953,580

Purchased options	(3,448,211)	(747,583)	—

Swap contracts	1,524,388	(967,285)	2,531,790

Forward foreign currency exchange contracts	(3,568,456)	172,918	4,002,446

Foreign currency transactions	(589,511)	(90,620)	(176,775)

Written options	24,988,424	—	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	47,103,908	—	—

Futures contracts	(11,465,502)	303,353	(3,646,169)

Purchased options	(129,662)	(142,293)	—

Swap contracts	(6,152,215)	155,483	(3,145,070)

Forward foreign currency exchange contracts	(713,626)	(41,887)	(5,648,360)

Foreign currency translation	(3,027,159)	10,256	153,690

Written options	(1,319,111)	—	—

Net realized and unrealized gain	174,085,019	755,623	11,025,779

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$174,597,404	$586,845	$9,225,925

(a)	Statements of Operations for Absolute Return Tracker, Alternative Premia and Managed Futures Strategy Funds are consolidated and include the balances of Cayman Commodity-ART, LLC., Cayman Commodity-AP LLC. and Cayman Commodity-MFS, LLC. (wholly-owned subsidiaries), respectively. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or (12b-1) Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Absolute Return Tracker	$76,693	$32,591	$4,041	$49,084	$6,953	$577,729	$188,172	$2,346	$1,293	$31,673
Alternative Premia	7,573	3,600	29	4,847	768	796	1,493	3,013	9	2
Managed Futures Strategy	16,354	13,037	1,124	10,466	2,781	10,364	113,161	8,477	360	5

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Statements of Changes in Net Assets(a)

	Absolute Return Tracker Fund		Alternative Premia Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020
From operations:

Net investment income (loss)	$512,385	$8,780,977	$(168,778)	$(261,382)

Net realized gain (loss)	149,788,386	9,509,639	470,711	(3,658,163)

Net change in unrealized gain (loss)	24,296,633	65,857,178	284,912	(216,610)

Net increase (decrease) in net assets resulting from operations	174,597,404	84,147,794	586,845	(4,136,155)

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(386,990)	—	(401,977)

Class C Shares	—	(67,157)	—	(82,517)

Institutional Shares	—	(17,700,159)	—	(342,456)

Investor Shares	—	(1,515,395)	—	(145,793)

Class R6 Shares	—	(56,391)	—	(1,451,948)

Class R Shares	—	(10,040)	—	(1,195)

Class P Shares	—	(1,277,883)	—	(891)

Total distributions to shareholders	—	(21,014,015)	—	(2,426,777)

From share transactions:

Proceeds from sales of shares	627,390,465	1,411,743,043	3,622,550	6,525,219

Reinvestment of distributions	—	15,612,050	—	2,401,923

Cost of shares redeemed	(663,190,462)	(1,572,014,523)	(3,910,894)	(20,153,881)

Net decrease in net assets resulting from share transactions	(35,799,997)	(144,659,430)	(288,344)	(11,226,739)

TOTAL INCREASE (DECREASE)	138,797,407	(81,525,651)	298,501	(17,789,671)

Net Assets:

Beginning of period	3,469,631,638	3,551,157,289	34,244,953	52,034,624
End of period	$3,608,429,045	$3,469,631,638	$34,543,454	$34,244,953

(a)	Statements of Changes in Net Assets for the Absolute Return Tracker and Alternative Premia Funds are consolidated and include the balances of Cayman Commodity-ART, LLC. and Cayman Commodity-AP, LLC. (wholly-owned subsidiaries), respectively. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS ALTERNATIVE FUNDS

Consolidated Statements of Changes in Net Assets(a) (continued)

	Managed Futures Strategy Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020
From operations:

Net investment loss	$(1,799,854)	$(2,471,040)

Net realized gain	23,311,688	6,934,760

Net change in unrealized gain (loss)	(12,285,909)	11,743,583

Net increase in net assets resulting from operations	9,225,925	16,207,303

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(142,248)

Class C Shares	—	(43,078)

Institutional Shares	—	(573,968)

Investor Shares	—	(1,830,145)

Class R6 Shares	—	(659,155)

Class R Shares	—	(6,810)

Class P Shares	—	(842)

Total distributions to shareholders	—	(3,256,246)

From share transactions:

Proceeds from sales of shares	43,330,122	191,383,416

Reinvestment of distributions	—	3,243,585

Cost of shares redeemed	(60,071,654)	(198,235,855)

Net decrease in net assets resulting from share transactions	(16,741,532)	(3,608,854)

TOTAL INCREASE (DECREASE)	(7,515,607)	9,342,203

Net Assets:

Beginning of period	270,127,295	260,785,092
End of period	$262,611,688	$270,127,295

(a)	Statements of Changes in Net Assets for the Managed Futures Strategy Fund are consolidated and include the balances of Cayman Commodity-MFS, LLC. (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.69		$9.44	$8.84	$9.31	$9.02	$8.67

Net investment income (loss)(a)	(0.02)		(0.01)	0.10	0.07	— (b)	(0.04)

Net realized and unrealized gain (loss)	0.50		0.32	0.81	(0.33)	0.62	0.43

Total from investment operations	0.48		0.31	0.91	(0.26)	0.62	0.39

Distributions to shareholders from net investment income	—		(0.01)	(0.09)	(0.07)	—	—

Distributions to shareholders from net realized gains	—		(0.05)	(0.22)	(0.14)	(0.33)	(0.04)

Total distributions	—		(0.06)	(0.31)	(0.21)	(0.33)	(0.04)

Net asset value, end of period	$10.17		$9.69	$9.44	$8.84	$9.31	$9.02

Total return(c)	4.95%		3.29%	10.36%	(2.80)%	6.93%	4.45%

Net assets, end of period (in 000s)	$61,516		$61,642	$80,596	$65,635	$52,427	$38,886

Ratio of net expenses to average net assets	1.04	%(d)	0.96%	0.97%	1.00%	1.03%	1.03%

Ratio of total expenses to average net assets	1.09	%(d)	1.11%	1.11%	1.26%	1.61%	1.66%

Ratio of net investment income (loss) to average net assets	(0.33	)%(d)	(0.10)%	1.08%	0.73%	(0.04)%	(0.43)%

Portfolio turnover rate(e)	76%		193%	127%	137%	76%	130%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$8.84		$8.69	$8.14	$8.61		$8.43	$8.17

Net investment income (loss)(a)	(0.05)		(0.07)	0.03	—	(b)	(0.07)	(0.10)

Net realized and unrealized gain (loss)	0.46		0.28	0.75	(0.31)		0.58	0.40

Total from investment operations	0.41		0.21	0.78	(0.31)		0.51	0.30

Distributions to shareholders from net investment income	—		(0.01)	(0.01)	(0.02)		—	—

Distributions to shareholders from net realized gains	—		(0.05)	(0.22)	(0.14)		(0.33)	(0.04)

Total distributions	—		(0.06)	(0.23)	(0.16)		(0.33)	(0.04)

Net asset value, end of period	$9.25		$8.84	$8.69	$8.14		$8.61	$8.43

Total return(c)	4.64%		2.43%	9.69%	(3.60)%		6.10%	3.62%

Net assets, end of period (in 000s)	$8,245		$9,638	$15,761	$18,985		$13,718	$13,490

Ratio of net expenses to average net assets	1.79	%(d)	1.71%	1.72%	1.75%		1.78%	1.78%

Ratio of total expenses to average net assets	1.84	%(d)	1.86%	1.86%	2.00%		2.36%	2.41%

Ratio of net investment income (loss) to average net assets	(1.09	)%(d)	(0.84)%	0.34%	—	%(e)	(0.81)%	(1.18)%

Portfolio turnover rate(f)	76%		193%	127%	137%		76%	130%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.03		$9.74	$9.10	$9.58	$9.23	$8.86

Net investment income (loss) (a)	—	(b)	0.03	0.14	0.11	0.03	— (b)

Net realized and unrealized gain (loss)	0.52		0.32	0.85	(0.35)	0.65	0.43

Total from investment operations	0.52		0.35	0.99	(0.24)	0.68	0.43

Distributions to shareholders from net investment income	—		(0.01)	(0.13)	(0.10)	— (b)	(0.02)

Distributions to shareholders from net realized gains	—		(0.05)	(0.22)	(0.14)	(0.33)	(0.04)

Total distributions	—		(0.06)	(0.35)	(0.24)	(0.33)	(0.06)

Net asset value, end of period	$10.55		$10.03	$9.74	$9.10	$9.58	$9.23

Total return(c)	5.18%		3.60%	10.91%	(2.47)%	7.46%	4.82%

Net assets, end of period (in 000s)	$3,068,959		$2,928,949	$2,852,690	$2,129,116	$1,510,457	$970,838

Ratio of net expenses to average net assets	0.67	%(d)	0.58%	0.59%	0.61%	0.64%	0.62%

Ratio of total expenses to average net assets	0.72	%(d)	0.73%	0.73%	0.88%	1.21%	1.24%

Ratio of net investment income (loss) to average net assets	0.05	%(d)	0.28%	1.46%	1.13%	0.36%	(0.02)%

Portfolio turnover rate(e)	76%		193%	127%	137%	76%	130%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Investor Shares(a)
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.92		$9.64	$9.02	$9.50	$9.17	$8.80

Net investment income (loss)(b)	—	(c)	0.02	0.13	0.10	0.03	(0.01)

Net realized and unrealized gain (loss)	0.51		0.32	0.83	(0.35)	0.63	0.43

Total from investment operations	0.51		0.34	0.96	(0.25)	0.66	0.42

Distributions to shareholders from net investment income	—		(0.01)	(0.12)	(0.09)	—	(0.01)

Distributions to shareholders from net realized gains	—		(0.05)	(0.22)	(0.14)	(0.33)	(0.04)

Total distributions	—		(0.06)	(0.34)	(0.23)	(0.33)	(0.05)

Net asset value, end of period	$10.43		$9.92	$9.64	$9.02	$9.50	$9.17

Total return(d)	5.14%		3.54%	10.66%	(2.58)%	7.25%	4.75%

Net assets, end of period (in 000s)	$228,547		$246,694	$370,779	$254,436	$93,650	$13,245

Ratio of net expenses to average net assets	0.79	%(e)	0.71%	0.72%	0.75%	0.78%	0.78%

Ratio of total expenses to average net assets	0.84	%(e)	0.86%	0.87%	0.98%	1.35%	1.42%

Ratio of net investment income (loss) to average net assets	(0.09	)%(e)	0.16%	1.33%	1.08%	0.28%	(0.13)%

Portfolio turnover rate(f)	76%		193%	127%	137%	76%	130%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.02		$9.72	$9.09	$9.57	$9.23	$8.86

Net investment income(a)	—	(b)	0.03	0.14	0.12	0.04	— (b)

Net realized and unrealized gain (loss)	0.52		0.33	0.84	(0.36)	0.63	0.43

Total from investment operations	0.52		0.36	0.98	(0.24)	0.67	0.43

Distributions to shareholders from net investment income	—		(0.01)	(0.13)	(0.10)	— (b)	(0.02)

Distributions to shareholders from net realized gains	—		(0.05)	(0.22)	(0.14)	(0.33)	(0.04)

Total distributions	—		(0.06)	(0.35)	(0.24)	(0.33)	(0.06)

Net asset value, end of period	$10.54		$10.02	$9.72	$9.09	$9.57	$9.23

Total return(c)	5.19%		3.71%	10.82%	(2.46)%	7.36%	4.85%

Net assets, end of period (in 000s)	$18,240		$9,353	$9,284	$6,030	$2,226	$27

Ratio of net expenses to average net assets	0.67	%(d)	0.57%	0.58%	0.60%	0.62%	0.64%

Ratio of total expenses to average net assets	0.71	%(d)	0.72%	0.72%	0.84%	1.19%	1.24%

Ratio of net investment income to average net assets	0.07	%(d)	0.29%	1.47%	1.20%	0.39%	0.01%

Portfolio turnover rate(e)	76%		193%	127%	137%	76%	130%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	Goldman Sachs Absolute Return Tracker Fund
	Class R Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.40		$9.18	$8.61	$9.08	$8.82	$8.50

Net investment income (loss)(a)	(0.03)		(0.03)	0.08	0.04	(0.03)	(0.06)

Net realized and unrealized gain (loss)	0.48		0.31	0.78	(0.33)	0.62	0.42

Total from investment operations	0.45		0.28	0.86	(0.29)	0.59	0.36

Distributions to shareholders from net investment income	—		(0.01)	(0.07)	(0.04)	—	—

Distributions to shareholders from net realized gains	—		(0.05)	(0.22)	(0.14)	(0.33)	(0.04)

Total distributions	—		(0.06)	(0.29)	(0.18)	(0.33)	(0.04)

Net asset value, end of period	$9.85		$9.40	$9.18	$8.61	$9.08	$8.82

Total return(b)	4.79%		3.06%	10.06%	(3.13)%	6.74%	4.19%

Net assets, end of period (in 000s)	$1,568		$1,562	$2,347	$1,954	$2,150	$2,197

Ratio of net expenses to average net assets	1.29	%(c)	1.21%	1.22%	1.25%	1.28%	1.28%

Ratio of total expenses to average net assets	1.34	%(c)	1.36%	1.37%	1.53%	1.86%	1.91%

Ratio of net investment income (loss) to average net assets	(0.58	)%(c)	(0.35)%	0.83%	0.45%	(0.31)%	(0.66)%

Portfolio turnover rate(d)	76%		193%	127%	137%	76%	130%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Absolute Return Tracker Fund
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		April 17, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$10.02		$9.73	$9.09	$9.64

Net investment income(a)	—	(b)	0.03	0.14	0.10

Net realized and unrealized gain (loss)	0.53		0.32	0.85	(0.41)

Total from investment operations	0.53		0.35	0.99	(0.31)

Distributions to shareholders from net investment income	—		(0.01)	(0.13)	(0.10)

Distributions to shareholders from net realized gains	—		(0.05)	(0.22)	(0.14)

Total distributions	—		(0.06)	(0.35)	(0.24)

Net asset value, end of period	$10.55		$10.02	$9.73	$9.09

Total return(c)	5.29%		3.61%	10.93%	(3.17)%

Net assets, end of period (in 000s)	$221,354		$211,794	$219,701	$152,975

Ratio of net expenses to average net assets	0.66	%(d)	0.57%	0.58%	0.59	%(d)

Ratio of total expenses to average net assets	0.71	%(d)	0.72%	0.72%	0.74	%(d)

Ratio of net investment income to average net assets	0.05	%(d)	0.29%	1.48%	1.41	%(d)

Portfolio turnover rate(e)	76%		193%	127%	137%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Alternative Premia Fund
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.73		$7.97	$7.92	$8.91	$10.01	$9.45

Net investment income (loss)(a)	(0.04)		(0.06)	0.05	0.03	(0.01)	(0.01)

Net realized and unrealized gain (loss)	0.15		(0.68)	— (b)	(0.58)	1.40	0.57

Total from investment operations	0.11		(0.74)	0.05	(0.55)	1.39	0.56

Distributions to shareholders from net investment income	—		(0.50)	—	—	(0.17)	—

Distributions to shareholders from net realized gains	—		—	—	(0.44)	(2.32)	—

Total distributions	—		(0.50)	—	(0.44)	(2.49)	—

Net asset value, end of period	$6.84		$6.73	$7.97	$7.92	$8.91	$10.01

Total return(c)	1.78%		(9.23)%	0.63%	(6.18)%	14.17%	5.91%

Net assets, end of period (in 000s)	$6,411		$5,642	$8,047	$9,166	$13,886	$27,566

Ratio of net expenses to average net assets	1.29	%(d)	1.19%	1.13%	1.13%	1.12%	1.15%

Ratio of total expenses to average net assets	2.70	%(d)	2.46%	1.95%	1.64%	1.51%	1.45%

Ratio of net investment income (loss) to average net assets	(1.29	)%(d)	(0.83)%	0.60%	0.34%	(0.10)%	(0.13)%

Portfolio turnover rate(e)	—%		—%	—%	—%	349%	272%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Alternative Premia Fund
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.33		$7.34	$7.35	$8.36	$9.55	$9.08

Net investment loss(a)	(0.06)		(0.11)	(0.01)	(0.03)	(0.08)	(0.08)

Net realized and unrealized gain (loss)	0.14		(0.61)	— (b)	(0.54)	1.32	0.55

Total from investment operations	0.08		(0.72)	(0.01)	(0.57)	1.24	0.47

Distributions to shareholders from net investment income	—		(0.29)	—	—	(0.11)	—

Distributions to shareholders from net realized gains	—		—	—	(0.44)	(2.32)	—

Total distributions	—		(0.29)	—	(0.44)	(2.43)	—

Net asset value, end of period	$6.41		$6.33	$7.34	$7.35	$8.36	$9.55

Total return(c)	1.26%		(9.82)%	(0.14)%	(6.93)%	13.37%	5.16%

Net assets, end of period (in 000s)	$404		$1,888	$4,335	$8,547	$15,239	$20,123

Ratio of net expenses to average net assets	2.02	%(d)	1.94%	1.89%	1.88%	1.87%	1.90%

Ratio of total expenses to average net assets	3.48	%(d)	3.19%	2.67%	2.39%	2.27%	2.20%

Ratio of net investment loss to average net assets	(2.04	)%(d)	(1.54)%	(0.11)%	(0.41)%	(0.84)%	(0.88)%

Portfolio turnover rate(e)	—%		—%	—%	—%	349%	272%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Alternative Premia Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.93		$8.20	$8.11	$9.07	$10.15	$9.54

Net investment income (loss)(a)	(0.03)		(0.03)	0.08	0.05	0.04	0.03

Net realized and unrealized gain (loss)	0.16		(0.70)	0.01	(0.57)	1.41	0.58

Total from investment operations	0.13		(0.73)	0.09	(0.52)	1.45	0.61

Distributions to shareholders from net investment income	—		(0.54)	—	—	(0.21)	—

Distributions to shareholders from net realized gains	—		—	—	(0.44)	(2.32)	—

Total distributions	—		(0.54)	—	(0.44)	(2.53)	—

Net asset value, end of period	$7.06		$6.93	$8.20	$8.11	$9.07	$10.15

Total return(b)	1.88%		(8.89)%	1.11%	(5.74)%	14.59%	6.38%

Net assets, end of period (in 000s)	$3,912		$4,620	$13,006	$32,924	$114,953	$468,924

Ratio of net expenses to average net assets	0.92	%(c)	0.81%	0.77%	0.73%	0.73%	0.75%

Ratio of total expenses to average net assets	2.33	%(c)	2.06%	1.51%	1.27%	1.09%	1.05%

Ratio of net investment income (loss) to average net assets	(0.92	)%(c)	(0.43)%	1.02%	0.52%	0.36%	0.27%

Portfolio turnover rate(d)	—%		—%	—%	—%	349%	272%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Alternative Premia Fund
	Investor Shares(a)
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.89		$8.12	$8.04	$9.02	$10.11	$9.52

Net investment income (loss)(b)	(0.04)		(0.04)	0.07	0.05	0.02	0.01

Net realized and unrealized gain (loss)	0.16		(0.69)	0.01	(0.59)	1.41	0.58

Total from investment operations	0.12		(0.73)	0.08	(0.54)	1.43	0.59

Distributions to shareholders from net investment income	—		(0.50)	—	—	(0.20)	—

Distributions to shareholders from net realized gains	—		—	—	(0.44)	(2.32)	—

Total distributions	—		(0.50)	—	(0.44)	(2.52)	—

Net asset value, end of period	$7.01		$6.89	$8.12	$8.04	$9.02	$10.11

Total return(c)	1.74%		(8.97)%	1.00%	(5.99)%	14.47%	6.18%

Net assets, end of period (in 000s)	$1,824		$2,096	$3,911	$9,092	$8,910	$5,733

Ratio of net expenses to average net assets	1.04	%(d)	0.93%	0.88%	0.88%	0.86%	0.90%

Ratio of total expenses to average net assets	2.45	%(d)	2.19%	1.66%	1.39%	1.28%	1.20%

Ratio of net investment income (loss) to average net assets	(1.04	)%(d)	(0.52)%	0.91%	0.61%	0.20%	0.10%

Portfolio turnover rate(e)	—%		—%	—%	—%	349%	272%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Alternative Premia Fund
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.90		$8.17	$8.09	$9.05	$10.15	$9.54

Net investment income (loss)(a)	(0.03)		(0.04)	0.09	0.07	0.02	0.02

Net realized and unrealized gain (loss)	0.16		(0.69)	(0.01)	(0.59)	1.42	0.59

Total from investment operations	0.13		(0.73)	0.08	(0.52)	1.44	0.61

Distributions to shareholders from net investment income	—		(0.54)	—	—	(0.22)	—

Distributions to shareholders from net realized gains	—		—	—	(0.44)	(2.32)	—

Total distributions	—		(0.54)	—	(0.44)	(2.54)	—

Net asset value, end of period	$7.03		$6.90	$8.17	$8.09	$9.05	$10.15

Total return(b)	2.03%		(8.88)%	0.99%	(5.75)%	14.48%	6.38%

Net assets, end of period (in 000s)	$21,967		$19,963	$22,670	$50,199	$3,074	$10

Ratio of net expenses to average net assets	0.91	%(c)	0.81%	0.74%	0.72%	0.72%	0.77%

Ratio of total expenses to average net assets	2.32	%(c)	2.08%	1.52%	1.24%	1.27%	1.02%

Ratio of net investment income (loss) to average net assets	(0.91	)%(c)	(0.46)%	1.05%	0.82%	0.22%	0.24%

Portfolio turnover rate(d)	—%		—%	—%	—%	349%	272%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Alternative Premia Fund
	Class R Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.68		$7.78	$7.75	$8.75	$9.89	$9.36

Net investment income (loss)(a)	(0.05)		(0.08)	0.03	0.01	(0.03)	(0.04)

Net realized and unrealized gain (loss)	0.15		(0.66)	— (b)	(0.57)	1.37	0.57

Total from investment operations	0.10		(0.74)	0.03	(0.56)	1.34	0.53

Distributions to shareholders from net investment income	—		(0.36)	—	—	(0.16)	—

Distributions to shareholders from net realized gains	—		—	—	(0.44)	(2.32)	—

Total distributions	—		(0.36)	—	(0.44)	(2.48)	—

Net asset value, end of period	$6.78		$6.68	$7.78	$7.75	$8.75	$9.89

Total return(c)	1.65%		(9.53)%	0.39%	(6.40)%	13.89%	5.65%

Net assets, end of period (in 000s)	$12		$24	$53	$13	$13	$12

Ratio of net expenses to average net assets	1.54	%(d)	1.46%	1.36%	1.38%	1.36%	1.40%

Ratio of total expenses to average net assets	2.96	%(d)	2.71%	2.16%	1.88%	1.77%	1.71%

Ratio of net investment income (loss) to average net assets	(1.54	)%(d)	(1.10)%	0.42%	0.11%	(0.33)%	(0.39)%

Portfolio turnover rate(e)	—%		—%	—%	—%	349%	272%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Alternative Premia Fund
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		April 18, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$6.91		$8.19	$8.10	$8.85

Net investment income (loss)(a)	(0.03)		(0.04)	0.08	0.05

Net realized and unrealized gain (loss)	0.16		(0.70)	0.01	(0.36)

Total from investment operations	0.13		(0.74)	0.09	(0.31)

Distributions to shareholders from net investment income	—		(0.54)	—	—

Distributions to shareholders from net realized gains	—		—	—	(0.44)

Total distributions	—		(0.54)	—	(0.44)

Net asset value, end of period	$7.04		$6.91	$8.19	$8.10

Total return(b)	2.03%		(8.95)%	1.11%	(3.51)%

Net assets, end of period (in 000s)	$12		$12	$13	$13

Ratio of net expenses to average net assets	0.90	%(c)	0.80%	0.74%	0.77	%(c)

Ratio of total expenses to average net assets	2.32	%(c)	2.08%	1.56%	1.36	%(c)

Ratio of net investment income (loss) to average net assets	(0.91	)%(c)	(0.46)%	0.99%	0.83	%(c)

Portfolio turnover rate(d)	—%		—%	—%	—%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.12		$9.61	$10.03	$10.30	$10.12	$10.21

Net investment income (loss)(a)	(0.08)		(0.12)	0.01	(0.02)	(0.10)	(0.14)

Net realized and unrealized gain (loss)	0.42		0.76	0.23	(0.23)	0.33	0.05

Total from investment operations	0.34		0.64	0.24	(0.25)	0.23	(0.09)

Distributions to shareholders from net investment income	—		—	(0.59)	—	—	—

Distributions to shareholders from net realized gains	—		(0.13)	(0.07)	(0.02)	(0.05)	—

Total distributions	—		(0.13)	(0.66)	(0.02)	(0.05)	—

Net asset value, end of period	$10.46		$10.12	$9.61	$10.03	$10.30	$10.12

Total return(b)	3.46%		6.62%	2.28%	(2.37)%	2.29%	(0.88)%

Net assets, end of period (in 000s)	$14,325		$11,964	$7,712	$8,622	$7,711	$23,174

Ratio of net expenses to average net assets	1.57	%(c)	1.48%	1.49%	1.47%	1.55%	1.55%

Ratio of total expenses to average net assets	1.60	%(c)	1.63%	1.64%	1.62%	1.75%	1.74%

Ratio of net investment income (loss) to average net assets	(1.62	)%(c)	(1.21)%	0.06%	(0.19)%	(1.02)%	(1.33)%

Portfolio turnover rate(d)	—%		—%	—%	—%	—%	529%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.52		$9.11	$9.56	$9.88	$9.79	$9.95

Net investment loss(a)	(0.12)		(0.18)	(0.07)	(0.09)	(0.17)	(0.21)

Net realized and unrealized gain (loss)	0.40		0.72	0.21	(0.21)	0.31	0.05

Total from investment operations	0.28		0.54	0.14	(0.30)	0.14	(0.16)

Distributions to shareholders from net investment income	—		—	(0.52)	—	—	—

Distributions to shareholders from net realized gains	—		(0.13)	(0.07)	(0.02)	(0.05)	—

Total distributions	—		(0.13)	(0.59)	(0.02)	(0.05)	—

Net asset value, end of period	$9.80		$9.52	$9.11	$9.56	$9.88	$9.79

Total return(b)	2.94%		5.88%	1.51%	(3.08)%	1.44%	(1.60)%

Net assets, end of period (in 000s)	$3,641		$3,335	$3,279	$3,281	$3,480	$4,054

Ratio of net expenses to average net assets	2.32	%(c)	2.22%	2.24%	2.22%	2.29%	2.31%

Ratio of total expenses to average net assets	2.35	%(c)	2.37%	2.39%	2.37%	2.48%	2.49%

Ratio of net investment loss to average net assets	(2.37	)%(c)	(1.92)%	(0.69)%	(0.95)%	(1.72)%	(2.09)%

Portfolio turnover rate(d)	—%		—%	—%	—%	—%	529%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.43		$9.87	$10.28	$10.52	$10.29	$10.36

Net investment income (loss)(a)	(0.07)		(0.07)	0.04	0.02	(0.06)	(0.10)

Net realized and unrealized gain (loss)	0.44		0.76	0.25	(0.24)	0.34	0.04

Total from investment operations	0.37		0.69	0.29	(0.22)	0.28	(0.06)

Distributions to shareholders from net investment income	—		—	(0.63)	—	—	(0.01)

Distributions to shareholders from net realized gains	—		(0.13)	(0.07)	(0.02)	(0.05)	—

Total distributions	—		(0.13)	(0.70)	(0.02)	(0.05)	(0.01)

Net asset value, end of period	$10.80		$10.43	$9.87	$10.28	$10.52	$10.29

Total return(b)	3.64%		6.95%	2.82%	(2.13)%	2.73%	(0.57)%

Net assets, end of period (in 000s)	$53,321		$49,052	$90,623	$83,425	$163,971	$110,763

Ratio of net expenses to average net assets	1.20	%(c)	1.07%	1.11%	1.07%	1.14%	1.16%

Ratio of total expenses to average net assets	1.23	%(c)	1.24%	1.26%	1.22%	1.33%	1.34%

Ratio of net investment income (loss) to average net assets	(1.25	)%(c)	(0.74)%	0.42%	0.16%	(0.54)%	(0.94)%

Portfolio turnover rate(d)	—%		—%	—%	—%	—%	529%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Investor Shares(a)
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.32		$9.77	$10.19	$10.44	$10.23	$10.30

Net investment income (loss)(b)	(0.07)		(0.10)	0.03	0.01	(0.06)	(0.11)

Net realized and unrealized gain (loss)	0.43		0.78	0.23	(0.24)	0.32	0.04

Total from investment operations	0.36		0.68	0.26	(0.23)	0.26	(0.07)

Distributions to shareholders from net investment income	—		—	(0.61)	—	—	—

Distributions to shareholders from net realized gains	—		(0.13)	(0.07)	(0.02)	(0.05)	—

Total distributions	—		(0.13)	(0.68)	(0.02)	(0.05)	—

Net asset value, end of period	$10.68		$10.32	$9.77	$10.19	$10.44	$10.23

Total return(c)	3.49%		6.92%	2.60%	(2.24)%	2.55%	(0.68)%

Net assets, end of period (in 000s)	$133,957		$149,762	$106,968	$105,393	$106,431	$20,181

Ratio of net expenses to average net assets	1.32	%(d)	1.22%	1.24%	1.22%	1.26%	1.31%

Ratio of total expenses to average net assets	1.35	%(d)	1.38%	1.39%	1.37%	1.45%	1.49%

Ratio of net investment income (loss) to average net assets	(1.37	)%(d)	(0.96)%	0.31%	0.06%	(0.60)%	(1.09)%

Portfolio turnover rate(e)	—%		—%	—%	—%	—%	529%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		May 1, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$10.44		$9.87	$10.29	$10.36

Net investment income (loss)(a)	(0.07)		(0.08)	0.05	0.02

Net realized and unrealized gain (loss)	0.44		0.78	0.23	(0.07)

Total from investment operations	0.37		0.70	0.28	(0.05)

Distributions to shareholders from net investment income	—		—	(0.63)	—

Distributions to shareholders from net realized gains	—		(0.13)	(0.07)	(0.02)

Total distributions	—		(0.13)	(0.70)	(0.02)

Net asset value, end of period	$10.81		$10.44	$9.87	$10.29

Total return(b)	3.64%		7.05%	2.72%	(0.52)%

Net assets, end of period (in 000s)	$56,918		$55,439	$51,499	$50,649

Ratio of net expenses to average net assets	1.19	%(c)	1.08%	1.09%	1.12	%(c)

Ratio of total expenses to average net assets	1.22	%(c)	1.24%	1.23%	1.27	%(c)

Ratio of net investment income (loss) to average net assets	(1.24	)%(c)	(0.79)%	0.47%	0.31	%(c)

Portfolio turnover rate(d)	—%		—%	—%	—%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class R Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.92		$9.45	$9.87	$10.16	$10.00	$10.12

Net investment loss(a)	(0.09)		(0.13)	(0.02)	(0.04)	(0.12)	(0.16)

Net realized and unrealized gain (loss)	0.41		0.73	0.23	(0.23)	0.33	0.04

Total from investment operations	0.32		0.60	0.21	(0.27)	0.21	(0.12)

Distributions to shareholders from net investment income	—		—	(0.56)	—	—	—

Distributions to shareholders from net realized gains	—		(0.13)	(0.07)	(0.02)	(0.05)	—

Total distributions	—		(0.13)	(0.63)	(0.02)	(0.05)	—

Net asset value, end of period	$10.24		$9.92	$9.45	$9.87	$10.16	$10.00

Total return(b)	3.23%		6.30%	2.14%	(2.70)%	2.11%	(1.18)%

Net assets, end of period (in 000s)	$439		$504	$539	$584	$595	$309

Ratio of net expenses to average net assets	1.82	%(c)	1.72%	1.74%	1.72%	1.79%	1.81%

Ratio of total expenses to average net assets	1.85	%(c)	1.87%	1.89%	1.87%	1.98%	1.99%

Ratio of net investment loss to average net assets	(1.87	)%(c)	(1.41)%	(0.19)%	(0.44)%	(1.19)%	(1.59)%

Portfolio turnover rate(d)	—%		—%	—%	—%	—%	529%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Managed Futures Strategy Fund
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		April 18, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$10.42		$9.86	$10.28	$10.56

Net investment income (loss)(a)	(0.06)		(0.08)	0.05	0.02

Net realized and unrealized gain (loss)	0.43		0.77	0.23	(0.28)

Total from investment operations	0.37		0.69	0.28	(0.26)

Distributions to shareholders from net investment income	—		—	(0.63)	—

Distributions to shareholders from net realized gains	—		(0.13)	(0.07)	(0.02)

Total distributions	—		(0.13)	(0.70)	(0.02)

Net asset value, end of period	$10.79		$10.42	$9.86	$10.28

Total return(b)	3.65%		6.95%	2.71%	(2.50)%

Net assets, end of period (in 000s)	$11		$71	$166	$429

Ratio of net expenses to average net assets	1.17	%(c)	1.08%	1.09%	1.12	%(c)

Ratio of total expenses to average net assets	1.22	%(c)	1.24%	1.23%	1.27	%(c)

Ratio of net investment income (loss) to average net assets	(1.21	)%(c)	(0.84)%	0.49%	0.32	%(c)

Portfolio turnover rate(d)	—%		—%	—%	—%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS ALTERNATIVE FUNDS

Notes to Financial Statements

June 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Absolute Return Tracker, Alternative Premia and Managed Futures Strategy	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares of the Absolute Return Tracker, Alternative Premia and Managed Futures Strategy Funds are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as Investment Adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Basis of Consolidation for Absolute Return Tracker, Alternative Premia and Managed Futures Strategy Funds — Cayman Commodity-ART, LLC., Cayman Commodity-AP, LLC., and Cayman Commodity-MFS, LLC. (each a “Subsidiary” and collectively, the “Subsidiaries”), Cayman Islands exempted companies, are currently wholly-owned subsidiaries of the Absolute Return Tracker, Alternative Premia and Managed Futures Strategy Funds, respectively. The Subsidiaries act as investment vehicles for the Funds to enable the Funds to gain exposure to certain types of commodity-linked derivative instruments. The Funds are the sole shareholders of the Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its respective Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

As of June 30, 2021, the Fund and Subsidiary net assets were as follows:

Fund	Fund Net Assets	Subsidiary Net Assets	% Represented by Subsidiary’s Net Assets
Absolute Return Tracker	$3,608,429,045	$19,648,745	1%
Alternative Premia	34,543,454	7,477,969	22
Managed Futures Strategy	262,611,688	53,262,052	20

B.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

D.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Absolute Return Tracker, Alternative Premia and Managed Futures Strategy	Annually	Annually

The Subsidiaries are classified as controlled foreign corporations under the Code. Therefore, the Funds are required to increase their taxable income by their share of their Subsidiaries’ income. Net losses of a Subsidiary cannot be deducted by the Funds in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Consolidated Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

79

GOLDMAN SACHS ALTERNATIVE FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares

80

GOLDMAN SACHS ALTERNATIVE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are

81

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

securities at the time of determining a Fund’s NAV To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2021:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$3,225	$666,532	$—

Asia	946,933	19,687,790	—

Australia and Oceania	—	178,505	—

Europe	9,437,731	76,154,179	—

North America	959,476,356	4,039,774	—

South America	—	46,529	—

Exchange Traded Funds	745,874,608	—	—

Investment Company	1,585,357,468	—	—

Securities Lending Reinvestment Vehicle	77,778,706	—	—

Total	$3,378,875,027	$100,773,309	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$1,059,538	$—

Futures Contracts(b)	4,420,667	—	—

Credit Default Swap Contracts(b)	—	4,308,803	—

Total Return Swap Contracts(b)	—	13,974,284	—

Purchased Options Contracts	183,095	—	—

Total	$4,603,762	$19,342,625	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(374,250)	$—

Futures Contracts(b)	(10,456,557)	—	—

Total Return Swap Contracts(b)	—	(8,145,302)	—

Written Options Contracts	(180,670)	—	—

Total	$(10,637,227)	$(8,519,552)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

83

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ALTERNATIVE PREMIA

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Company	$21,202,425	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$80,317	$—

Futures Contracts(b)	2,735,010	—	—

Credit Default Swap Contracts(b)	—	20,930	—

Total Return Swap Contracts(b)	—	478,346	—

Purchased Options Contracts	184,400	—	—

Total	$2,919,410	$579,593	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(115,818)	$—

Futures Contracts	(2,206,751)	—	—

Total Return Swap Contracts	—	(327,233)	—

Total	$(2,206,751)	$(443,051)	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Company	$171,144,776	$—	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$2,135,238	$—

Futures Contracts	2,583,174	—	—

Interest Rate Swap Contracts	—	3,344,979	—

Total	$2,583,174	$5,480,217	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(5,185,795)	$—

Futures Contracts	(2,014,798)	—	—

Interest Rate Swap Contracts	—	(2,297,117)	—

Total	$(2,014,798)	$(7,482,912)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

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4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Absolute Return Tracker
Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities
Commodity	Receivable for unrealized gain on swap contracts and variation margin on futures contracts	$2,845,708	(a)	Variation margin on futures contracts	$(2,639,520)	(a)
Credit	Variation margin on swap contracts	4,308,803	(a)	—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,059,538		Payable for unrealized loss on forward foreign currency exchange contracts	(374,250)
Equity	Receivable for unrealized gain on swap contracts, Purchased options at value and variation margin on futures contracts	15,291,394	(a)	Payable for unrealized loss on swap contracts, Written options at value and variation margin on futures contracts	(15,966,465)	(a)(b)
Interest Rate	Variation margin on futures contracts	440,944	(a)	Variation margin on futures contracts	(176,544)	(a)
Total		$23,946,387			$(19,156,779)

Alternative Premia
Risk	Consolidated Statements of Assets and Liabilities	Assets(a)	Consolidated Statements of Assets and Liabilities	Liabilities(a)
Commodity	Variation margin on futures contracts	$2,015,608	Variation margin on futures contracts	$(1,870,334)
Credit	Variation margin on swap contracts	20,930	—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts and variation margin on futures contracts	291,015	Payable for unrealized loss on forward foreign currency exchange contracts and variation margin on futures contracts	(199,602)
Equity	Receivable for unrealized gain on swap contracts, Purchased options at value and variation margin on futures contracts	1,089,054	Payable for unrealized loss on swap contracts and variation margin on futures contracts	(362,554)	(b)
Interest Rate	Variation margin on futures contracts	82,396	Variation margin on futures contracts	(217,312)
Total		$3,499,003		$(2,649,802)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Consolidated Schedules of Investments. Only the variation margin as of June 30, 2021 is reported within the Consolidated Statements of Assets and Liabilities.
(b)	Aggregate of amounts include $8,145,302 and $327,233 for the Absolute Return Tracker and Alternative Premia Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, their failure to pay on their obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which a Fund is entitled to a full return.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Managed Futures Strategy
Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities
Commodity	Variation margin on futures contracts	$1,385,387	(a)	Variation margin on futures contracts	$(1,265,137)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	2,135,238		Payable for unrealized loss on forward foreign currency exchange contracts	(5,185,795)
Equity	Variation margin on futures contracts	1,197,787	(a)	Variation margin on futures contracts	(749,661)	(a)
Interest Rate	Variation margin on swap contracts	3,344,979	(a)	Variation margin on swap contracts	(2,297,117)	(a)
Total		$8,063,391			$(9,497,710)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swap contracts described in the Additional Investment Information sections of the Consolidated Schedules of Investments. Only the variation margin as of June 30, 2021, is reported within the Consolidated Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statements of Operations:

Absolute Return Tracker
Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Commodity	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	$ 6,371,776	$(2,264,340)
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	20,534,613	(12,144,259)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(3,568,456)	(713,626)
Equity	Net realized gain (loss) from futures contracts, purchased options, swap contracts and written options/Net change in unrealized gain (loss) on futures contracts, purchased options, swap contracts and written options	23,771,270	(3,741,076)
Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(12,378,980)	(916,815)
Total		$34,730,223	$(19,780,116)

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4. INVESTMENTS IN DERIVATIVES (continued)

Alternative Premia
Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$ 108,076	$94,606
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	10,687	18,018
Currency	Net realized gain (loss) from futures contracts and forward foreign currency exchange contracts/Net change in unrealized gain (loss) on futures contracts and forward foreign currency exchange contracts	235,004	32,643
Equity	Net realized gain (loss) from futures contracts, purchased options and swap contracts/Net change in unrealized gain (loss) on futures contracts, purchased options and swap contracts	(18,094)	287,332
Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	204,034	(157,943)
Total		$ 539,707	$274,656

Managed Futures Strategy
Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$7,568,466	$(2,216,850)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	4,002,446	(5,648,360)
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	11,156,921	(1,429,319)
Interest rate	Net realized gain (loss) from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	759,983	(3,145,070)
Total		$23,487,816	$(12,439,599)

For the six months ended June 30, 2021, the relevant values for each derivative type were as follows:

	Average number of Contracts or Notional Amounts(1)
Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options
Absolute Return Tracker	12,734	$285,021,622	$978,582,478	1,201	845
Alternative Premia	2,094	19,041,790	135,481,544	906	—
Managed Futures Strategy	6,013	406,516,247	5,012,482,403	—	—

(1)	Amounts disclosed represent average number of contracts for futures contracts, purchased options and written options, notional amounts for forward contracts and swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that each Fund held such derivatives during the six months ended June 30, 2021.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2021:

Alternative Premia
	Derivative Assets(1)		Derivative Liabilities(1)		Net Derivative Assets (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Counterparty	Forwards	Swaps	Forwards	Swaps
Bank of America NA	$—	$317,142	—	$(292,337)	$24,805	$—	$24,805
JPMorgan Chase Bank NA	—	161,204	—	(34,896)	126,308	—	126,308
Morgan Stanley Co., Inc.	80,317	—	(115,818)	—	(35,501)	10,000	(45,501)

Total	$80,317	$478,346	$(115,818)	$(327,233)	$115,612	$10,000	$105,612

(1)	Gross amounts available for offset but not netted in the Consolidated Statements of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Managed Futures Strategy
	Derivative Assets(1)	Derivative Liabilities(1)	Net Derivative Assets (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Counterparty	Forwards	Forwards
Morgan Stanley Co., Inc.	$2,135,238	$(5,185,795)	$(3,050,557)	(3,050,557)	$—

(1)	Gross amounts available for offset but not netted in the Consolidated Statements of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^(1)
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Absolute Return Tracker	0.70%	0.63%	0.60%	0.59%	0.53%	0.64%	0.62%
Alternative Premia	0.79	0.71	0.68	0.66	0.65	0.79	0.77
Managed Futures Strategy	1.00	0.90	0.86	0.84	0.82	1.00	0.97

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
(1)	Reflects combined management fees paid to GSAM under the Agreement and the Funds’ Subsidiary Agreements (as defined below) after the waivers.

GSAM also provides management services to the Subsidiaries pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of each Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of each Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended June 30, 2021, GSAM waived $36,165, $14,757 and $112,657 of each Fund’s management fee for Absolute Return Tracker, Alternative Premia and Managed Futures Strategy Funds, respectively.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2021, GSAM waived $308,760, $4,096 and $34,743 of the Absolute Return Tracker, Alternative Premia and Managed Futures Strategy Funds’ management fees, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2021, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Absolute Return Tracker	$3,438	$—
Alternative Premia	—
Managed Futures Strategy	235	—

D.  Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Absolute Return Tracker, Alternative Premia and Managed Futures Strategy Funds are 0.014%, 0.114% and 0.254%, respectively. These Other Expense limitations will remain in place through at least April 30, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. The Subsidiaries also pay certain other expenses, including service and custody fees. GSAM has agreed to reduce or limit each Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets for the Absolute Return Tracker, Alternative Premia and Managed Futures Strategy Funds. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursement	Total Expense Reductions
Absolute Return Tracker	$344,925	$481,300	$826,225
Alternative Premia	18,853	229,376	248,229
Managed Futures Strategy	147,400	13,221	160,621

G. Line of Credit Facility — As of June 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

H. Other Transactions with Affiliates — The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2021:

Fund	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2021	Shares as of June 30, 2021	Dividend Income
Absolute Return Tracker	$1,902,588,303	$852,577,485	$(1,169,808,320)	$1,585,357,468	1,585,357,468	$251,511
Alternative Premia	24,297,724	23,754,940	(26,850,239)	21,202,425	21,202,425	11,718
Managed Futures Strategy	180,241,518	145,973,306	(155,070,048)	171,144,776	171,144,776	86,135

As of June 30, 2021, the following Goldman Sachs Fund of Funds Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Multi-strategy Alternative Portfolio
Alternative Premia	30%	—%	25%	8%
Managed Futures Strategy	6	5	9	—

As of June 30, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Class R	Class P
Alternative Premia	100%	73%
Managed Futures Strategy	—	100

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2021, were as follows:

Fund	Purchases	Sales and Maturities
Absolute Return Tracker	$1,487,959,488	$1,167,099,714

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2021, are disclosed as “Payable upon return of securities loaned” on the Consolidated Statements of Assets and Liabilities, where applicable.

Both the Absolute Return Tracker Fund and GSAL received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended June 30, 2021, are reported under Investment Income on the Consolidated Statements of Operations.

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7. SECURITIES LENDING (continued)

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended June 30, 2021		Amount Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2021
Fund	Earnings of GSAL Relating to Securities Loaned	Amount Received by the Fund from Lending to Goldman Sachs
Absolute Return Tracker	$8,815	$2,466	$15,269,300

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended June 30, 2021:

Fund	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2021
Absolute Return Tracker	$2,117,550	$463,308,488	$(387,647,332)	$77,778,706

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2020, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Absolute Return Tracker	Alternative Premia	Managed Futures Strategy
Capital loss carryforwards:
Perpetual Short-term	$—	$(3,250,720)	$—
Perpetual Long-term	—	(1,086,453)	—
Total capital loss carryforwards	$—	$(4,337,173)	$—
Timing differences (Qualified Late year Loss Deferral, Real Estate Investment Trusts and Straddle Loss Deferral)	$(144,264,466)	$(759,742)	$(212,258)

As of June 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Absolute Return Tracker	Alternative Premia	Managed Futures Strategy
Tax cost	$3,222,466,710	$21,710,422	$174,429,415
Gross unrealized gain	298,888,537	3,314,603	8,063,391
Gross unrealized loss	(41,706,911)	(3,822,600)	(11,348,030)
Net unrealized gain (loss)	$257,181,626	$(507,997)	$(3,284,639)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures, options and foreign currency contracts, and differences related to the tax treatment of swap transactions, underlying fund investments and passive foreign investment company investments.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

8. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

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9. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker and Alternative Premia Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. The Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that would generally treat the Funds’ income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion, or (B) such inclusion is derived with respect to the Funds’ business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Funds have limited their investments in commodity index-linked structured notes. The Managed Futures Strategy Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the income from investments in the Subsidiary was not “qualifying income”, in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Absolute Return Tracker Fund

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	944,642	$9,369,999	2,774,357	$25,185,750
Reinvestment of distributions	—	—	35,723	341,674
Shares redeemed	(1,260,616)	(12,518,253)	(4,982,130)	(45,622,852)
	(315,974)	(3,148,254)	(2,172,050)	(20,095,428)
Class C Shares
Shares sold	50,482	456,813	223,442	1,841,170
Reinvestment of distributions	—	—	6,102	53,316
Shares redeemed	(249,163)	(2,247,225)	(953,536)	(7,868,021)
	(198,681)	(1,790,412)	(723,992)	(5,973,535)
Institutional Shares
Shares sold	52,248,884	539,679,172	127,122,072	1,197,771,733
Reinvestment of distributions	—	—	1,247,946	12,357,361
Shares redeemed	(53,418,611)	(547,352,791)	(129,284,677)	(1,193,182,095)
	(1,169,727)	(7,673,619)	(914,659)	16,946,999
Investor Shares
Shares sold	4,118,149	41,979,566	15,229,502	142,879,584
Reinvestment of distributions	—	—	154,614	1,515,394
Shares redeemed	(7,074,704)	(71,866,464)	(28,969,064)	(267,111,009)
	(2,956,555)	(29,886,898)	(13,584,948)	(122,716,031)
Class R6 Shares
Shares sold	953,725	9,686,834	292,940	2,776,639
Reinvestment of distributions	—	—	5,700	56,384
Shares redeemed	(156,516)	(1,619,998)	(319,576)	(2,960,447)
	797,209	8,066,836	(20,936)	(127,424)
Class R Shares
Shares sold	24,989	241,923	34,948	307,594
Reinvestment of distributions	—	—	1,081	10,038
Shares redeemed	(32,029)	(311,828)	(125,366)	(1,122,374)
	(7,040)	(69,905)	(89,337)	(804,742)
Class P Shares
Shares sold	2,526,480	25,976,158	4,299,285	40,980,573
Reinvestment of distributions	—	—	129,063	1,277,883
Shares redeemed	(2,665,984)	(27,273,903)	(5,876,922)	(54,147,725)
	(139,504)	(1,297,745)	(1,448,574)	(11,889,269)

NET DECREASE	(3,990,272)	$(35,799,997)	(18,954,496)	$(144,659,430)

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Alternative Premia Fund

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	219,216	$1,453,439	110,964	$827,956
Reinvestment of distributions	—	—	57,228	384,570
Shares redeemed	(120,540)	(803,546)	(339,135)	(2,579,777)
	98,676	649,893	(170,943)	(1,367,251)
Class C Shares
Shares sold	1,326	8,285	2,828	19,634
Reinvestment of distributions	—	—	12,992	81,979
Shares redeemed	(236,746)	(1,473,359)	(307,511)	(2,163,535)
	(235,420)	(1,465,074)	(291,691)	(2,061,922)
Institutional Shares
Shares sold	41,551	287,276	74,881	601,607
Reinvestment of distributions	—	—	48,559	335,547
Shares redeemed	(154,048)	(1,047,990)	(1,043,082)	(8,036,220)
	(112,497)	(760,714)	(919,642)	(7,099,066)
Investor Shares
Shares sold	40,102	273,550	14,245	112,109
Reinvestment of distributions	—	—	21,222	145,793
Shares redeemed	(84,277)	(573,466)	(212,846)	(1,659,229)
	(44,175)	(299,916)	(177,379)	(1,401,327)
Class R6 Shares
Shares sold	232,299	1,600,000	632,947	4,920,000
Reinvestment of distributions	—	—	210,733	1,451,948
Shares redeemed	—	(373)	(724,767)	(5,645,935)
	232,299	1,599,627	118,913	726,013
Class R Shares
Shares sold	—	—	5,840	43,913
Reinvestment of distributions	—	—	179	1,195
Shares redeemed	(1,823)	(12,160)	(9,277)	(69,185)
	(1,823)	(12,160)	(3,258)	(24,077)
Class P Shares
Reinvestment of distributions	—	—	130	891
	—	—	130	891

NET DECREASE	(62,940)	$(288,344)	(1,443,870)	$(11,226,739)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Managed Futures Strategy Fund

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	329,151	$3,436,643	812,401	$7,889,565
Reinvestment of distributions	—	—	14,242	141,564
Shares redeemed	(141,597)	(1,482,319)	(446,837)	(4,371,545)
	187,554	1,954,324	379,806	3,659,584
Class C Shares
Shares sold	48,296	474,904	80,724	740,636
Reinvestment of distributions	—	—	4,607	43,078
Shares redeemed	(27,156)	(267,380)	(94,581)	(867,923)
	21,140	207,524	(9,250)	(84,209)
Institutional Shares
Shares sold	922,170	9,933,908	7,705,607	78,017,186
Reinvestment of distributions	—	—	54,914	562,864
Shares redeemed	(686,998)	(7,427,589)	(12,242,752)	(121,705,770)
	235,172	2,506,319	(4,482,231)	(43,125,720)
Investor Shares
Shares sold	2,768,268	29,352,761	10,524,025	104,023,405
Reinvestment of distributions	—	—	180,402	1,829,272
Shares redeemed	(4,735,043)	(50,138,749)	(7,135,351)	(70,727,988)
	(1,966,775)	(20,785,988)	3,569,076	35,124,689
Class R6 Shares
Shares sold	9,968	107,213	44,949	473,048
Reinvestment of distributions	—	—	64,245	659,155
Shares redeemed	(54,135)	(590,003)	(14,423)	(150,000)
	(44,167)	(482,790)	94,771	982,203
Class R Shares
Shares sold	2,410	24,693	11,297	107,460
Reinvestment of distributions	—	—	698	6,810
Shares redeemed	(10,324)	(104,379)	(18,242)	(179,559)
	(7,914)	(79,686)	(6,247)	(65,289)
Class P Shares
Shares sold	—	—	13,089	132,116
Reinvestment of distributions	—	—	82	842
Shares redeemed	(5,772)	(61,235)	(23,158)	(233,070)
	(5,772)	(61,235)	(9,987)	(100,112)

NET DECREASE	(1,580,762)	$(16,741,532)	(464,062)	$(3,608,854)

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Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Fund Expenses — Six Month Period Ended June 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Absolute Return Tracker Fund				Alternative Premia Fund				Managed Futures Strategy Fund
Share Class	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*

Class A
Actual	$1,000	$1,049.50		$5.28	$1,000	$1,017.80		$6.45	$1,000	$1,034.60		$7.92
Hypothetical 5% return	1,000	1,019.64	+	5.21	1,000	1,018.40	+	6.46	1,000	1,017.01	+	7.85
Class C
Actual	1,000	1,046.40		9.08	1,000	1,012.60		10.08	1,000	1,029.40		11.67
Hypothetical 5% return	1,000	1,015.92	+	8.95	1,000	1,014.78	+	10.09	1,000	1,013.29	+	11.58
Institutional
Actual	1,000	1,051.80		3.41	1,000	1,018.80		4.61	1,000	1,036.40		6.06
Hypothetical 5% return	1,000	1,021.47	+	3.36	1,000	1,020.23	+	4.61	1,000	1,018.84	+	6.01
Investor
Actual	1,000	1,051.40		4.02	1,000	1,017.40		5.20	1,000	1,034.90		6.66
Hypothetical 5% return	1,000	1,020.88	+	3.96	1,000	1,019.64	+	5.21	1,000	1,018.25	+	6.61
Class R6
Actual	1,000	1,051.90		3.41	1,000	1,020.30		4.56	1,000	1,036.40		6.01
Hypothetical 5% return	1,000	1,021.47	+	3.36	1,000	1,020.28	+	4.56	1,000	1,018.89	+	5.96
Class R
Actual	1,000	1,047.90		6.55	1,000	1,016.50		7.70	1,000	1,032.30		9.17
Hypothetical 5% return	1,000	1,018.40	+	6.46	1,000	1,017.16	+	7.70	1,000	1,015.77	+	9.10
Class P
Actual	1,000	1,052.90		3.36	1,000	1,020.30		4.51	1,000	1,036.50		5.91
Hypothetical 5% return	1,000	1,021.52	+	3.31	1,000	1,020.33	+	4.51	1,000	1,018.99	+	5.86

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Absolute Return Tracker	1.04%	1.79%	0.67%	0.79%	0.67%	1.29%	0.66%
Alternative Premia	1.29	2.02	0.92	1.04	0.91	1.54	0.90
Managed Futures Strategy	1.57	2.32	1.20	1.32	1.19	1.82	1.17

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Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Alternative Premia Fund, and Goldman Sachs Managed Futures Strategy Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”) and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, (with respect to the Absolute Return Tracker Fund) securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2020, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2021. The information on each Fund’s investment performance was provided for the one-, three-,

103

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

five-, and ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of each Fund’s portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the Absolute Return Tracker Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods; had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods; and had outperformed the average performance of a group of competitor funds, as determined by the Investment Adviser (the “Competitor Fund Average”), for the one-, three-, and five-year periods ended March 31, 2021. They noted that the Absolute Return Tracker Fund had experienced certain portfolio management changes in 2020. The Board considered that the Alternative Premia Fund’s Institutional Shares had placed in the fourth quartile of the Fund’s peer group for the one- and three-year periods; had underperformed the Fund’s LIBOR-based benchmark by 8.64%, 6.11%, 0.96%, and 0.07%, respectively, for the one-, three-, five-, and ten-year periods, and had underperformed its Competitor Fund Average for the one-year period and outperformed its Competitor Fund Average for the three- and five-year periods ended March 31, 2021. They observed that in October 2017, the Fund had been repositioned from the Dynamic Allocation Fund, which involved changes to the Fund’s investment objective, investment strategy, benchmark, and portfolio management. The Trustees also noted that the Alternative Premia Fund had experienced certain portfolio management changes in 2020 and had certain significant differences from its benchmark index that caused it to be an imperfect basis for comparison. The Board considered that the Managed Futures Strategy Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods; had outperformed the Fund’s LIBOR-based benchmark index by 6.32%, 1.75%, and 1.10%, respectively, for the one-, three-, and five-year periods; and had outperformed the Fund’s Competitor Fund Average for the one-, three-, and five-year periods ended March 31, 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees noted that the Investment Adviser had agreed to waive a portion of its management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to each Fund’s wholly-owned subsidiary. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense

104

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2020 and 2019, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	Absolute Return Tracker Fund	Alternative Premia Fund	Managed Futures Strategy Fund

First $1 billion	0.70%	0.79%	1.00%

Next $1 billion	0.63	0.71	0.90

Next $3 billion	0.60	0.68	0.86

Next $3 billion	0.59	0.66	0.84

Over $8 billion	0.53	0.65	0.82

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the Absolute Return Tracker Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) with respect to the Absolute Return Tracker Fund, fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Absolute Return Tracker Fund’s cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

105

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Absolute Return Tracker Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2022.

106

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.09 trillion in assets under supervision as of June 30, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Clean Energy Income Fund
∎	Defensive Equity Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Voltility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 250022-OTU-1460277 SELSATSAR-21

Goldman Sachs Funds

Semi-Annual Report	June 30, 2021

Alternative Funds II
Commodity Strategy
Defensive Equity

Goldman Sachs Alternative Funds II

∎	COMMODITY STRATEGY FUND

∎	DEFENSIVE EQUITY FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Commodity Strategy Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	S&P GSCI®[2]
Class A	24.65%	31.40%
Class C	24.18	31.40
Institutional	24.87	31.40
Investor	24.84	31.40
Class R6	24.81	31.40
Class R	24.48	31.40
Class P	24.81	31.40

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P GSCI® Total Return Index (Gross, USD, Unhedged) is an unmanaged composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. Individual components qualify for inclusion in the S&P GSCI® on the basis of liquidity and are weighted by their respective world production quantities. The figures for the S&P GSCI® do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

At a meeting held on July 23, 2020, the Board of Trustees of the Commodity Strategy Fund approved CoreCommodity Management, LLC (the “Sub-Adviser” or “CoreCommodity”) to serve as sub-adviser to the Commodity Strategy Fund, subject to approval by the Fund’s shareholders. At a special meeting of shareholders of the Fund held on December 18, 2020, the Fund’s shareholders approved a subadvisory agreement with CoreCommodity. Accordingly, effective after the close of business on January 22, 2021, CoreCommodity began sub-advising the Fund.

1

FUND BASICS

FUND COMPOSITION[3]

[3]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Defensive Equity Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	S&P 500 Index[2]
Class A	7.46%	15.25%
Class C	6.97	15.25
Institutional	7.56	15.25
Investor	7.56	15.25
Class R6	7.56	15.25
Class R	7.26	15.25
Class P	7.56	15.25

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is an unmanaged composite index of 500 common stock prices. The Index figures do not include any deduction for fees, expenses or taxes.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 6/30/21[3]

Holding	% of Net Assets	Line of Business

Apple, Inc.	5.7%	Technology Hardware, Storage & Peripherals
Microsoft Corp.	5.5	Software
Alphabet, Inc. Class A	3.9	Interactive Media & Services
Berkshire Hathaway, Inc. Class B	1.7	Diversified Financial Services
Johnson & Johnson	1.7	Pharmaceuticals
The Procter & Gamble Co.	1.3	Household Products
Visa, Inc. Class A	1.2	IT Services
Verizon Communications, Inc.	1.1	Diversified Telecommunication Services
Accenture PLC Class A	1.1	IT Services
Bank of America Corp.	1.0	Banks

[3]	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of June 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 23.0%
U.S. Treasury Notes
$39,250,000	1.750%	02/28/22	$39,688,496
47,000,000	1.875	05/31/22	47,765,586

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $87,467,479)			$87,454,082

Shares	Dividend Rate	Value

Investment Company(a) – 19.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
72,748,311	0.026%	$72,748,311
(Cost $72,748,311)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 53.9%
U.S. Treasury Obligations – 53.9%
U.S. Treasury Bills
$45,000,000	0.000%	07/29/21	$44,998,329
10,000,000	0.000	10/07/21	9,998,794
150,000,000	0.000	12/30/21	149,959,809

TOTAL SHORT-TERM INVESTMENTS
(Cost $204,928,969)			$204,956,932

TOTAL INVESTMENTS – 96.0%
(Cost $365,144,759)			$365,159,325

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.0%			15,227,686

NET ASSETS – 100.0%			$380,387,011

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
USD	—U.S. Dollar

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude	336	07/30/21	$25,072,320	$453,177
Copper	190	07/19/21	44,476,625	(2,806,663)
Corn	127	09/14/21	3,805,238	233,869
Gasoline RBOB	12	07/30/21	1,129,867	(19,286)
Gold 100 Oz	109	08/27/21	19,310,440	(784,989)
Low Sulphur Gas Oil	185	07/12/21	11,039,875	232,559
Natural Gas	515	07/28/21	18,797,500	2,099,228
Nickel	79	07/19/21	8,629,644	133,300
Platinum	75	10/27/21	4,023,375	83,250
Primary Aluminum	16	09/13/21	1,009,800	52,549
Silver	104	09/28/21	13,620,880	63,109
Soybean	166	09/14/21	6,291,400	232,314
Soybean	55	11/12/21	3,847,250	400,923
Wheat	71	09/14/21	2,372,250	185,196
Zinc	140	07/19/21	10,395,875	(122,067)

Total				$436,469

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short position contracts:
Cattle	(27)	08/31/21	$(1,325,430)	$(19,409)
Cocoa	(10)	09/15/21	(238,900)	908
Coffee	(23)	09/20/21	(1,377,844)	(60,866)
Copper	(319)	09/28/21	(34,204,775)	(920,421)
Copper	(7)	07/19/21	(1,638,613)	(13,147)
Cotton No.2	(89)	12/08/21	(3,778,050)	(8,985)
Crude Oil	(449)	07/20/21	(32,988,030)	(817,814)
FCOJ-A	(9)	09/10/21	(166,252)	(5,326)
Gasoline RBOB	(35)	10/29/21	(3,026,289)	49,528
Lean Hogs	(6)	08/13/21	(247,800)	19,785
Nickel	(3)	07/19/21	(327,708)	(8,676)
NY Harbor ULSD	(50)	07/30/21	(4,469,430)	(52,085)
Primary Aluminum	(12)	09/13/21	(757,350)	(39,450)
Sugar No.11	(140)	09/30/21	(2,805,152)	(190,929)
Zinc	(5)	07/19/21	(371,281)	(14,610)

Total				$(2,081,497)

TOTAL FUTURES CONTRACTS				$(1,645,028)

SWAP CONTRACTS — At June 30, 2021, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/ Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
CRB 1M Forward Index	3M USD LIBOR	Citibank NA	01/31/22	$128	$2,911,244	$2	$2,911,242
CRB 1M Forward Index	3M USD LIBOR	Merrill Lynch & Co., Inc.	01/31/22	166	3,660,244	—	3,660,244
CRB 1M Forward Index	3M USD LIBOR	UBS AG (London)	01/31/22	10	80,450	—	80,450
CRB 1M Forward Index	0.300%	UBS AG (London)	01/31/22	138	3,045,241	—	3,045,241

TOTAL					$9,697,179	$2	$9,697,177

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(a)	Payments made monthly.

Abbreviation:
CRB 1M Forward Index	—Commodity Research Bureau 1 Month Forward Index

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 90.8%
Aerospace & Defense – 1.1%
420	Howmet Aerospace, Inc.*	$14,478
48	Huntington Ingalls Industries, Inc.	10,116
494	Raytheon Technologies Corp.	42,143

		66,737

Air Freight & Logistics – 0.4%
194	C.H. Robinson Worldwide, Inc.	18,172
69	Expeditors International of Washington, Inc.	8,735

		26,907

Auto Components* – 0.2%
66	Aptiv PLC	10,384

Banks – 1.0%
1,576	Bank of America Corp.	64,978

Beverages – 2.5%
157	Constellation Brands, Inc. Class A	36,720
177	Monster Beverage Corp.*	16,169
282	PepsiCo, Inc.(a)	41,784
1,117	The Coca-Cola Co.	60,441

		155,114

Biotechnology – 1.6%
379	AbbVie, Inc.	42,690
137	Amgen, Inc.(a)	33,394
109	Vertex Pharmaceuticals, Inc.*	21,978

		98,062

Building Products – 1.0%
139	A.O. Smith Corp.	10,016
112	Allegion PLC	15,602
331	Masco Corp.	19,499
100	Trane Technologies PLC	18,414

		63,531

Capital Markets – 2.5%
73	Ameriprise Financial, Inc.	18,168
151	Cboe Global Markets, Inc.	17,977
63	Moody’s Corp.	22,829
53	MSCI, Inc.	28,253
75	Nasdaq, Inc.	13,185
107	Northern Trust Corp.	12,371
75	Raymond James Financial, Inc.	9,743
81	S&P Global, Inc.	33,247

		155,773

Chemicals – 2.6%
107	Air Products & Chemicals, Inc.	30,782
667	Corteva, Inc.	29,581
63	Eastman Chemical Co.	7,355
75	Ecolab, Inc.	15,448
115	Linde PLC	33,247
139	PPG Industries, Inc.	23,598
85	The Sherwin-Williams Co.	23,158

		163,169

Common Stocks – (continued)
Commercial Services & Supplies – 1.3%
213	Copart, Inc.*	28,080
190	Republic Services, Inc.	20,902
375	Rollins, Inc.	12,825
143	Waste Management, Inc.	20,035

		81,842

Communications Equipment – 0.5%
65	F5 Networks, Inc.*	12,133
96	Motorola Solutions, Inc.	20,817

		32,950

Construction & Engineering – 0.1%
99	Quanta Services, Inc.	8,966

Containers & Packaging – 0.8%
1,131	Amcor PLC	12,961
76	Avery Dennison Corp.	15,978
108	Ball Corp.	8,750
90	Packaging Corp. of America	12,188

		49,877

Diversified Financial Services*(a) – 1.7%
387	Berkshire Hathaway, Inc. Class B	107,555

Diversified Telecommunication Services – 1.7%
1,391	AT&T, Inc.	40,033
1,198	Verizon Communications, Inc.(a)	67,124

		107,157

Electric Utilities – 1.4%
272	American Electric Power Co., Inc.	23,009
931	PPL Corp.	26,040
596	The Southern Co.	36,064

		85,113

Electrical Equipment – 1.0%
110	AMETEK, Inc.	14,685
245	Emerson Electric Co.	23,579
96	Rockwell Automation, Inc.	27,458

		65,722

Electronic Equipment, Instruments & Components – 1.5%
72	CDW Corp.	12,575
105	Keysight Technologies, Inc.*(a)	16,213
234	TE Connectivity Ltd.	31,639
69	Zebra Technologies Corp. Class A*	36,535

		96,962

Entertainment – 1.6%
316	Activision Blizzard, Inc.	30,159
83	Electronic Arts, Inc.	11,938
116	Netflix, Inc.*	61,272

		103,369

Equity Real Estate Investment Trusts (REITs) – 2.7%
104	Alexandria Real Estate Equities, Inc.	18,922
112	Crown Castle International Corp.	21,851

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
456	Duke Realty Corp.	$21,592
29	Equinix, Inc.	23,275
53	Extra Space Storage, Inc.	8,683
248	Prologis, Inc.	29,644
60	Public Storage	18,041
92	SBA Communications Corp.	29,320

		171,328

Food & Staples Retailing – 2.0%
121	Costco Wholesale Corp.(a)	47,876
186	Sysco Corp.	14,461
447	Walmart, Inc.(a)	63,036

		125,373

Food Products – 1.8%
191	Campbell Soup Co.	8,708
181	Conagra Brands, Inc.	6,585
208	General Mills, Inc.	12,673
169	Lamb Weston Holdings, Inc.	13,632
228	McCormick & Co., Inc.	20,137
547	Mondelez International, Inc. Class A	34,155
86	The Hershey Co.	14,979

		110,869

Health Care Equipment & Supplies – 7.3%
319	Abbott Laboratories(a)	36,982
40	ABIOMED, Inc.*	12,484
41	Align Technology, Inc.*	25,051
460	Baxter International, Inc.(a)	37,030
61	Becton Dickinson & Co.	14,835
681	Boston Scientific Corp.*	29,120
137	Danaher Corp.	36,765
263	DENTSPLY SIRONA, Inc.	16,637
44	DexCom, Inc.*	18,788
425	Edwards Lifesciences Corp.*(a)	44,017
23	IDEXX Laboratories, Inc.*	14,526
416	Medtronic PLC	51,638
42	ResMed, Inc.	10,354
143	Stryker Corp.	37,141
72	Teleflex, Inc.	28,929
73	The Cooper Cos., Inc.	28,928
41	West Pharmaceutical Services, Inc.	14,723

		457,948

Health Care Providers & Services – 0.6%
87	HCA Healthcare, Inc.	17,986
57	McKesson Corp.	10,901
41	Universal Health Services, Inc. Class B	6,004

		34,891

Health Care Technology – 0.4%
331	Cerner Corp.	25,871

Hotels, Restaurants & Leisure – 2.4%
14	Chipotle Mexican Grill, Inc.*	21,705
64	Domino’s Pizza, Inc.	29,855
247	Las Vegas Sands Corp.*	13,014

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
152	McDonald’s Corp.	35,111
433	Starbucks Corp.	48,414

		148,099

Household Durables – 0.2%
531	Newell Brands, Inc.	14,587

Household Products – 1.8%
195	Colgate-Palmolive Co.	15,863
84	The Clorox Co.	15,113
610	The Procter & Gamble Co.(a)	82,307

		113,283

Independent Power and Renewable Electricity Producers – 0.2%
547	The AES Corp.	14,260

Industrial Conglomerates – 1.0%
241	Honeywell International, Inc.(a)	52,864
26	Roper Technologies, Inc.	12,225

		65,089

Insurance – 2.4%
140	Aon PLC Class A	33,426
185	Arthur J. Gallagher & Co.	25,915
196	Chubb Ltd.	31,152
274	Marsh & McLennan Cos., Inc.	38,546
122	The Travelers Cos., Inc.	18,265
78	W.R. Berkley Corp.	5,806

		153,110

Interactive Media & Services*(a) – 3.9%
100	Alphabet, Inc. Class A	244,179

IT Services – 7.0%
227	Accenture PLC Class A(a)	66,917
190	Automatic Data Processing, Inc.(a)	37,738
147	Broadridge Financial Solutions, Inc.	23,745
168	Cognizant Technology Solutions Corp. Class A	11,636
268	Fidelity National Information Services, Inc.	37,967
307	Fiserv, Inc.*	32,815
100	FleetCor Technologies, Inc.*	25,606
113	Gartner, Inc.*	27,369
169	Global Payments, Inc.	31,694
74	Jack Henry & Associates, Inc.	12,100
217	Paychex, Inc.(a)	23,284
145	VeriSign, Inc.*	33,015
328	Visa, Inc. Class A	76,693

		440,579

Life Sciences Tools & Services – 1.4%
112	Agilent Technologies, Inc.	16,555
53	Charles River Laboratories International, Inc.*	19,606
69	Illumina, Inc.*	32,651
15	Mettler-Toledo International, Inc.*	20,780

		89,592

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Machinery – 1.9%
347	Fortive Corp.	$24,200
146	Illinois Tool Works, Inc.	32,640
260	Ingersoll Rand, Inc.*	12,690
366	Otis Worldwide Corp.	29,928
75	Stanley Black & Decker, Inc.	15,374
60	Xylem, Inc.	7,198

		122,030

Media – 1.0%
57	Charter Communications, Inc. Class A*(a)	41,123
247	Fox Corp. Class A	9,171
504	News Corp. Class A	12,988

		63,282

Multi-Utilities – 1.2%
381	CMS Energy Corp.	22,510
471	Dominion Energy, Inc.	34,651
320	Public Service Enterprise Group, Inc.	19,117

		76,278

Multiline Retail – 1.2%
133	Dollar General Corp.(a)	28,780
132	Dollar Tree, Inc.*	13,134
131	Target Corp.	31,668

		73,582

Oil, Gas & Consumable Fuels – 0.7%
348	Chevron Corp.	36,450
581	Marathon Oil Corp.	7,913

		44,363

Personal Products(a) – 0.5%
97	The Estee Lauder Cos., Inc. Class A	30,854

Pharmaceuticals – 2.8%
532	Bristol-Myers Squibb Co.	35,548
636	Johnson & Johnson(a)	104,775
473	Merck & Co., Inc.	36,785

		177,108

Professional Services – 0.8%
89	Equifax, Inc.	21,316
164	Verisk Analytics, Inc.	28,654

		49,970

Road & Rail – 1.9%
1,051	CSX Corp.	33,716
93	Norfolk Southern Corp.	24,683
52	Old Dominion Freight Line, Inc.	13,198
225	Union Pacific Corp.(a)	49,484

		121,081

Semiconductors & Semiconductor Equipment – 2.1%
103	Broadcom, Inc.	49,114
44	Monolithic Power Systems, Inc.	16,432
100	Skyworks Solutions, Inc.	19,175
80	Teradyne, Inc.	10,717
180	Texas Instruments, Inc.	34,614

		130,052

Common Stocks – (continued)
Software – 9.1%
64	ANSYS, Inc.*	22,212
129	Autodesk, Inc.*	37,655
87	Cadence Design Systems, Inc.*(a)	11,903
52	Intuit, Inc.	25,489
1,284	Microsoft Corp.(a)	347,836
30	Paycom Software, Inc.*	10,904
220	salesforce.com, Inc.*	53,739
64	ServiceNow, Inc.*(a)	35,171
43	Synopsys, Inc.*	11,859
35	Tyler Technologies, Inc.*	15,833

		572,601

Specialty Retail – 0.8%
321	The TJX Cos., Inc.	21,642
83	Tractor Supply Co.	15,443
47	Ulta Beauty, Inc.*	16,251

		53,336

Technology Hardware, Storage & Peripherals(a) – 5.7%
2,617	Apple, Inc.	358,424

Textiles, Apparel & Luxury Goods – 0.7%
287	NIKE, Inc. Class B	44,339

Trading Companies & Distributors – 0.6%
680	Fastenal Co.	35,360

Water Utilities – 0.2%
99	American Water Works Co., Inc.	15,259

TOTAL COMMON STOCKS
(Cost $5,429,972)		$5,721,145

Shares	Dividend Rate	Value

Investment Company(b) – 4.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
296,143	0.026%	$296,143
(Cost $296,143)

TOTAL INVESTMENTS — 95.5%
(Cost $5,726,115)		$6,017,288

OTHER ASSETS IN EXCESS OF LIABILITIES — 4.5%		280,718

NET ASSETS — 100.0%		$6,298,006

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	2	09/17/21	$428,860	$4,411

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
S&P 500 Index	4,200.00	07/30/2021	14	$1,400	$43,960	$45,463	$(1,503)
Written option contracts
Calls
S&P 500 Index	4,355.00	07/30/2021	(14)	(1,400)	(34,859)	(31,747)	(3,112)
Puts
S&P 500 Index	3,965.00	07/30/2021	(14)	(1,400)	(16,171)	(16,194)	23

Total written option contracts			(28)	$(2,800)	$(51,030)	$(47,941)	$(3,089)

TOTAL			(14)	$(1,400)	$(7,070)	$(2,478)	$(4,592)

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	Commodity Strategy Fund(a)	Defensive Equity Fund
Assets:
Investments of unaffiliated issuers, at value (cost $292,396,448 and $5,429,972, respectively)	$292,411,014	$5,721,145
Investments of affiliated issuers, at value (cost $72,748,311 and $296,143, respectively)	72,748,311	296,143
Purchased options, at value (premium paid $0 and $45,463, respectively)	—	43,960
Cash	1,484,664	90,573
Unrealized gain on swap contracts	9,697,177	—
Variation margin on futures contracts	166,621	3,290
Upfront payments made on swap contracts	2	—
Deferred offering costs	—	53,871
Receivables:
Fund shares sold	4,372,244	250,000
Dividends and interest	289,510	3,143
Reimbursement from investment adviser	32,196	44,237
Investments sold	—	1,258,420
Collateral on certain derivative contracts(b)	—	24,200
Other assets	536,087	27,945
Total assets	381,737,826	7,816,927

Liabilities:
Written option contracts, at value (premium received $0 and $47,941, respectively)	—	51,030
Payables:
Fund shares redeemed	966,036	—
Management fees	143,144	2,559
Distribution and Service fees and Transfer Agency fees	19,714	305
Investments purchased	1,519	1,324,600
Due to broker — upfront payment	35	—
Accrued expenses and other liabilities	220,367	140,427
Total liabilities	1,350,815	1,518,921

Net Assets:
Paid-in capital	339,711,135	5,781,352
Total distributable earnings	40,675,876	516,654
NET ASSETS	$380,387,011	$6,298,006
Net Assets:
Class A	$20,021,478	$355,689
Class C	2,057,948	54,447
Institutional	160,722,995	5,668,551
Investor	11,039,233	54,855
Class R6	94,073,665	54,905
Class R	2,930,768	54,651
Class P	89,540,924	54,908
Total Net Assets	$380,387,011	$6,298,006
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	2,062,494	32,502
Class C	226,406	5,000
Institutional	16,332,798	517,307
Investor	1,121,041	5,009
Class R6	9,538,996	5,010
Class R	308,158	5,003
Class P	9,082,068	5,010
Net asset value, offering and redemption price per share:(c)
Class A	$9.71	$10.94
Class C	9.09	10.89
Institutional	9.84	10.96
Investor	9.85	10.95
Class R6	9.86	10.96
Class R	9.51	10.92
Class P	9.86	10.96

(a)	Statement of Assets and Liabilities for the Commodity Strategy Fund is consolidated and include the balance of a wholly-owned subsidiary, Cayman Commodity-CSF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Segregated for initial margin requirements and/or collateral on futures contracts.
(c)	Maximum public offering price per share for Class A Shares of the Commodity Strategy Fund and Defensive Equity Fund is $10.28 and $11.58, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

	Commodity Strategy Fund(a)	Defensive Equity Fund
Investment income:

Interest	$97,478	$—

Dividends — affiliated issuers	8,473	21

Dividends — unaffiliated issuers	—	33,565

Total investment income	105,951	33,586

Expenses:

Management fees	857,533	15,071

Professional fees	117,836	70,625

Printing and mailing costs	108,356	25,441

Custody, accounting and administrative services	70,147	44,586

Transfer Agency fees(b)	63,515	1,264

Registration fees	40,350	11,981

Distribution and Service (12b-1) fees(b)	33,956	408

Trustee fees	9,707	9,412

Service fees — Class C	1,964	65

Amortization of offering costs	—	98,570

Other	15,899	15,947

Total expenses	1,319,263	293,370

Less — expense reductions	(414,982)	(276,505)

Net expenses	904,281	16,865

NET INVESTMENT INCOME (LOSS)	(798,330)	16,721

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers	3,367,238	683,329

Purchased options	—	(431,905)

Futures contracts	10,535,209	62,555

Written options	—	140,274

Swap contracts	44,366,845	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(3,433,063)	(45,999)

Purchased options	—	698

Futures contracts	(1,769,328)	(6,563)

Written options	—	369

Swap contracts	9,697,137	—

Net realized and unrealized gain	62,764,038	402,758

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,965,708	$419,479

(a)	Statement of Operations for Commodity Strategy Fund is consolidated and include the balance of a wholly-owned subsidiary, Cayman Commodity-CSF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Commodity Strategy	$22,197	$5,890	$5,869	$10,655	$942	$28,918	$3,721	$13,246	$1,409	$4,624
Defensive Equity	84	194	130	54	41	1,072	42	7	41	7

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statements of Changes in Net Assets

	Commodity Strategy Fund(a)		Defensive Equity Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Period Ended December 31, 2020(b)
From operations:

Net investment income (loss)	$(798,330)	$(264,652)	$16,721	$10,363

Net realized gain (loss)	58,269,292	(52,273,359)	454,253	(245,088)

Net change in unrealized gain (loss)	4,494,746	1,808,856	(51,495)	342,487

Net increase (decrease) in net assets resulting from operations	61,965,708	(50,729,155)	419,479	107,762

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(35,886)	—	(108)

Class C Shares	—	—	—	(4)

Institutional Shares	—	(485,058)	—	(10,372)

Investor Shares	—	(10,293)	—	(89)

Class R6 Shares	—	(249,795)	—	(105)

Class R Shares	—	(2,158)	—	(26)

Class P Shares	—	(2,720)	—	(105)

Total distributions to shareholders	—	(785,910)	—	(10,809)

From share transactions:

Proceeds from sales of shares	145,345,704	138,603,930	371,017	5,427,072

Reinvestment of distributions	—	614,812	—	10,809

Cost of shares redeemed	(59,688,345)	(131,532,145)	(27,254)	(70)

Net increase in net assets resulting from share transactions	85,657,359	7,686,597	343,763	5,437,811

TOTAL INCREASE (DECREASE)	147,623,067	(43,828,468)	763,242	5,534,764

Net assets:

Beginning of period	232,763,944	276,592,412	5,534,764	–

End of period	$380,387,011	$232,763,944	$6,298,006	$5,534,764

(a)	Statements of Changes in Net Assets for the Commodity Strategy Fund is consolidated and include the balance of a wholly-owned subsidiary, Cayman Commodity-CSF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Commenced operations on September 30, 2020.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.79		$10.17	$9.66	$11.49	$11.68	$10.49

Net investment income (loss)(a)	(0.04)		(0.03)	0.14	0.10	0.02	0.02

Net realized and unrealized gain (loss)	1.96		(2.33)	1.44	(1.84)	0.43	1.23

Total from investment operations	1.92		(2.36)	1.58	(1.74)	0.45	1.25

Distributions to shareholders from net investment income	—		(0.02)	(0.18)	(0.09)	(0.52)	(0.06)

Distributions to shareholders from return of capital	—		—	(0.89)	—	(0.12)	—

Total distributions	—		(0.02)	(1.07)	(0.09)	(0.64)	(0.06)

Net asset value, end of period	$9.71		$7.79	$10.17	$9.66	$11.49	$11.68

Total return(b)	24.65%		(23.16)%	16.31%	(15.17)%	3.95%	11.91%

Net assets, end of period (in 000s)	$20,021		$15,324	$22,569	$25,351	$46,809	$60,944

Ratio of net expenses to average net assets	0.92	%(c)	0.80%	0.84%	0.84%	0.86%	0.90%

Ratio of total expenses to average net assets	1.12	%(c)	1.28%	1.09%	1.01%	1.01%	1.07%

Ratio of net investment income (loss) to average net assets	(0.85	)%(c)	(0.39)%	1.34%	0.88%	0.16%	0.19%

Portfolio turnover rate(d)	65%		70%	52%	46%	89%	145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.32		$9.61	$9.17	$10.92	$11.15	$10.04

Net investment income (loss)(a)	(0.07)		(0.08)	0.08	0.02	(0.07)	(0.06)

Net realized and unrealized gain (loss)	1.84		(2.21)	1.35	(1.75)	0.42	1.17

Total from investment operations	1.77		(2.29)	1.43	(1.73)	0.35	1.11

Distributions to shareholders from net investment income	—		—	(0.17)	(0.02)	(0.46)	—

Distributions to shareholders from return of capital	—		—	(0.82)	—	(0.12)	—

Total distributions	—		—	(0.99)	(0.02)	(0.58)	—

Net asset value, end of period	$9.09		$7.32	$9.61	$9.17	$10.92	$11.15

Total return(b)	24.18%		(23.77)%	15.54%	(15.84)%	3.16%	11.02%

Net assets, end of period (in 000s)	$2,058		$1,340	$2,271	$2,472	$2,949	$3,858

Ratio of net expenses to average net assets	1.67	%(c)	1.55%	1.59%	1.59%	1.61%	1.65%

Ratio of total expenses to average net assets	1.87	%(c)	2.03%	1.84%	1.76%	1.76%	1.82%

Ratio of net investment income (loss) to average net assets	(1.60	)%(c)	(1.12)%	0.81%	0.14%	(0.68)%	(0.56)%

Portfolio turnover rate(d)	65%		70%	52%	46%	89%	145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.88		$10.28	$9.74	$11.61	$11.80	$10.59

Net investment income (loss)(a)	(0.02)		(0.01)	0.09	0.15	0.09	0.06

Net realized and unrealized gain (loss)	1.98		(2.36)	1.56	(1.88)	0.40	1.25

Total from investment operations	1.96		(2.37)	1.65	(1.73)	0.49	1.31

Distributions to shareholders from net investment income	—		(0.03)	(0.19)	(0.14)	(0.56)	(0.10)

Distributions to shareholders from return of capital	—		—	(0.92)	—	(0.12)	—

Total distributions	—		(0.03)	(1.11)	(0.14)	(0.68)	(0.10)

Net asset value, end of period	$9.84		$7.88	$10.28	$9.74	$11.61	$11.80

Total return(b)	24.87%		(22.96)%	16.77%	(14.89)%	4.28%	12.32%

Net assets, end of period (in 000s)	$160,723		$127,172	$156,673	$259,239	$314,888	$326,270

Ratio of net expenses to average net assets	0.59	%(c)	0.47%	0.50%	0.50%	0.52%	0.56%

Ratio of total expenses to average net assets	0.79	%(c)	0.96%	0.74%	0.66%	0.66%	0.72%

Ratio of net investment income (loss) to average net assets	(0.52	)%(c)	(0.10)%	0.81%	1.23%	0.78%	0.53%

Portfolio turnover rate(d)	65%		70%	52%	46%	89%	145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Investor Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.89		$10.29	$9.75	$11.61	$11.81	$10.60

Net investment income (loss)(a)	(0.03)		(0.01)	(0.04)	0.14	(0.02)	0.05

Net realized and unrealized gain (loss)	1.99		(2.37)	1.68	(1.87)	0.49	1.25

Total from investment operations	1.96		(2.38)	1.64	(1.73)	0.47	1.30

Distributions to shareholders from net investment income	—		(0.02)	(0.18)	(0.13)	(0.55)	(0.09)

Distributions to shareholders from return of capital	—		—	(0.92)	—	(0.12)	—

Total distributions	—		(0.02)	(1.10)	(0.13)	(0.67)	(0.09)

Net asset value, end of period	$9.85		$7.89	$10.29	$9.75	$11.61	$11.81

Total return(b)	24.84%		(22.99)%	16.73%	(14.97)%	4.08%	12.21%

Net assets, end of period (in 000s)	$11,039		$3,115	$6,651	$8,272	$8,586	$5,265

Ratio of net expenses to average net assets	0.67	%(c)	0.55%	0.59%	0.59%	0.61%	0.65%

Ratio of total expenses to average net assets	0.86	%(c)	1.02%	0.83%	0.75%	0.75%	0.82%

Ratio of net investment income (loss) to average net assets	(0.61	)%(c)	(0.09)%	(0.36)%	1.15%	(0.18)%	0.44%

Portfolio turnover rate(d)	65%		70%	52%	46%	89%	145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.90		$10.30	$9.76	$11.62	$11.80	$10.60

Net investment income (loss)(a)	(0.02)		(0.01)	0.38	0.14	(0.45)	0.06

Net realized and unrealized gain (loss)	1.98		(2.36)	1.27	(1.87)	0.95	1.24

Total from investment operations	1.96		(2.37)	1.65	(1.73)	0.50	1.30

Distributions to shareholders from net investment income	—		(0.03)	(0.19)	(0.13)	(0.56)	(0.10)

Distributions to shareholders from return of capital	—		—	(0.92)	—	(0.12)	—

Total distributions	—		(0.03)	(1.11)	(0.13)	(0.68)	(0.10)

Net asset value, end of period	$9.86		$7.90	$10.30	$9.76	$11.62	$11.80

Total return(b)	24.81%		(22.92)%	16.87%	(14.96)%	4.29%	12.25%

Net assets, end of period (in 000s)	$94,074		$83,227	$85,170	$182	$90	$1,907

Ratio of net expenses to average net assets	0.58	%(c)	0.46%	0.49%	0.49%	0.50%	0.54%

Ratio of total expenses to average net assets	0.79	%(c)	0.96%	0.75%	0.68%	0.66%	0.72%

Ratio of net investment income (loss) to average net assets	(0.50	)%(c)	(0.09)%	3.52%	1.15%	(4.04)%	0.54%

Portfolio turnover rate(d)	65%		70%	52%	46%	89%	145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class R Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.64		$9.99	$9.50	$11.31	$11.51	$10.35

Net investment income (loss)(a)	(0.05)		(0.05)	0.16	0.07	(0.04)	(0.01)

Net realized and unrealized gain (loss)	1.92		(2.29)	1.38	(1.81)	0.45	1.21

Total from investment operations	1.87		(2.34)	1.54	(1.74)	0.41	1.20

Distributions to shareholders from net investment income	—		(0.01)	(0.18)	(0.07)	(0.49)	(0.04)

Distributions to shareholders from return of capital	—		—	(0.87)	—	(0.12)	—

Total distributions	—		(0.01)	(1.05)	(0.07)	(0.61)	(0.04)

Net asset value, end of period	$9.51		$7.64	$9.99	$9.50	$11.31	$11.51

Total return(b)	24.48%		(23.36)%	16.11%	(15.40)%	3.60%	11.60%

Net assets, end of period (in 000s)	$2,931		$1,903	$2,280	$2,233	$2,892	$4,419

Ratio of net expenses to average net assets	1.17	%(c)	1.05%	1.09%	1.09%	1.11%	1.14%

Ratio of total expenses to average net assets	1.37	%(c)	1.54%	1.34%	1.25%	1.26%	1.34%

Ratio of net investment income (loss) to average net assets	(1.10	)%(c)	(0.68)%	1.53%	0.64%	(0.40)%	(0.07)%

Portfolio turnover rate(d)	65%		70%	52%	46%	89%	145%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Commodity Strategy Fund
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2018*
			2020	2019
Per Share Data

Net asset value, beginning of period	$7.90		$10.29	$9.76	$12.11

Net investment income (loss)(a)	(0.03)		— (b)	(0.25)	0.12

Net realized and unrealized gain (loss)	1.99		(2.36)	1.89	(2.33)

Total from investment operations	1.96		(2.36)	1.64	(2.21)

Distributions to shareholders from net investment income	—		(0.03)	(0.19)	(0.14)

Distributions to shareholders from return of capital	—		—	(0.92)	—

Total distributions	—		(0.03)	(1.11)	(0.14)

Net asset value, end of period	$9.86		$7.90	$10.29	$9.76

Total return(c)	24.81%		(22.84)%	16.73%	(18.31)%

Net assets, end of period (in 000s)	$89,541		$684	$977	$3,167

Ratio of net expenses to average net assets	0.59	%(d)	0.45%	0.48%	0.45	%(d)

Ratio of total expenses to average net assets	0.75	%(d)	0.94%	0.72%	0.65	%(d)

Ratio of net investment income (loss) to average net assets	(0.54	)%(d)	(0.04)%	(2.28)%	1.43	%(d)

Portfolio turnover rate(e)	65%		70%	52%	46%

*	Commencement of operations on April 17, 2018.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Defensive Equity Fund
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$10.19		$10.00

Net investment income(b)	0.01		0.01

Net realized and unrealized gain	0.74		0.19

Total from investment operations	0.75		0.20

Distributions to shareholders from net investment income	—		(0.01)

Distributions to shareholders from net realized gains	—		—	(c)

Total distributions	—		(0.01)

Net asset value, end of period	$10.94		$10.19

Total return(d)	7.46%		2.04%

Net assets, end of period (in 000s)	$356		$79

Ratio of net expenses to average net assets	0.94	%(e)	0.94	%(e)

Ratio of total expenses to average net assets	8.90	%(e)	10.42	%(e)

Ratio of net investment income to average net assets	0.25	%(e)	0.42	%(e)

Portfolio turnover rate(f)	139%		26%

(a)	Commenced operations on September 30, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Defensive Equity Fund
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$10.18		$10.00

Net investment loss(b)	(0.03)		(0.01)

Net realized and unrealized gain	0.74		0.19

Total from investment operations	0.71		0.18

Distributions to shareholders from net realized gains	—		—	(c)

Net asset value, end of period	$10.89		$10.18

Total return(d)	6.97%		1.81%

Net assets, end of period (in 000s)	$54		$51

Ratio of net expenses to average net assets	1.69	%(e)	1.69	%(e)

Ratio of total expenses to average net assets	9.67	%(e)	11.70	%(e)

Ratio of net investment loss to average net assets	(0.51	)%(e)	(0.28	)%(e)

Portfolio turnover rate(f)	139%		26%

(a)	Commenced operations on September 30, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Defensive Equity Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$10.19		$10.00

Net investment income(b)	0.03		0.02

Net realized and unrealized gain	0.74		0.19

Total from investment operations	0.77		0.21

Distributions to shareholders from net investment income	—		(0.02)

Distributions to shareholders from net realized gains	—		—	(c)

Total distributions	—		(0.02)

Net asset value, end of period	$10.96		$10.19

Total return(d)	7.56%		2.11%

Net assets, end of period (in 000s)	$5,669		$5,201

Ratio of net expenses to average net assets	0.57	%(e)	0.57	%(e)

Ratio of total expenses to average net assets	8.55	%(e)	10.45	%(e)

Ratio of net investment income to average net assets	0.61	%(e)	0.84	%(e)

Portfolio turnover rate(f)	139%		26%

(a)	Commenced operations on September 30, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Defensive Equity Fund
	Investor Shares
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$10.19		$10.00

Net investment income(b)	0.03		0.02

Net realized and unrealized gain	0.73		0.19

Total from investment operations	0.76		0.21

Distributions to shareholders from net investment income	—		(0.02)

Distributions to shareholders from net realized gains	—		—	(c)

Total distributions	—		(0.02)

Net asset value, end of period	$10.95		$10.19

Total return(d)	7.56%		2.08%

Net assets, end of period (in 000s)	$55		$51

Ratio of net expenses to average net assets	0.69	%(e)	0.69	%(e)

Ratio of total expenses to average net assets	8.67	%(e)	10.70	%(e)

Ratio of net investment income to average net assets	0.49	%(e)	0.72	%(e)

Portfolio turnover rate(f)	139%		26%

(a)	Commenced operations on September 30, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Defensive Equity Fund
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$10.19		$10.00

Net investment income(b)	0.03		0.02

Net realized and unrealized gain	0.74		0.19

Total from investment operations	0.77		0.21

Distributions to shareholders from net investment income	—		(0.02)

Distributions to shareholders from net realized gains	—		—	(c)

Total distributions	—		(0.02)

Net asset value, end of period	$10.96		$10.19

Total return(d)	7.56%		2.11%

Net assets, end of period (in 000s)	$55		$51

Ratio of net expenses to average net assets	0.57	%(e)	0.57	%(e)

Ratio of total expenses to average net assets	8.55	%(e)	10.58	%(e)

Ratio of net investment income to average net assets	0.61	%(e)	0.84	%(e)

Portfolio turnover rate(f)	139%		26%

(a)	Commenced operations on September 30, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Defensive Equity Fund
	Class R Shares
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$10.19		$10.00

Net investment income(b)	—	(c)	0.01

Net realized and unrealized gain	0.73		0.19

Total from investment operations	0.73		0.20

Distributions to shareholders from net investment income	—		(0.01)

Distributions to shareholders from net realized gains	—		—	(d)

Total distributions	—		(0.01)

Net asset value, end of period	$10.92		$10.19

Total return(e)	7.26%		1.95%

Net assets, end of period (in 000s)	$55		$51

Ratio of net expenses to average net assets	1.19	%(f)	1.19	%(f)

Ratio of total expenses to average net assets	9.17	%(f)	11.20	%(f)

Ratio of net investment income (loss) to average net assets	(0.01	)%(f)	0.22	%(f)

Portfolio turnover rate(g)	139%		26%

(a)	Commenced operations on September 30, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.01 per share.
(d)	Rounds to less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DEFENSIVE EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Defensive Equity Fund
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020(a)
Per Share Data

Net asset value, beginning of period	$10.19		$10.00

Net investment income(b)	0.03		0.02

Net realized and unrealized gain	0.74		0.19

Total from investment operations	0.77		0.21

Distributions to shareholders from net investment income	—		(0.02)

Distributions to shareholders from net realized gains	—		—	(c)

Total distributions	—		(0.02)

Net asset value, end of period	$10.96		$10.19

Total return(d)	7.56%		2.11%

Net assets, end of period (in 000s)	$55		$51

Ratio of net expenses to average net assets	0.56	%(e)	0.56	%(e)

Ratio of total expenses to average net assets	8.54	%(e)	10.57	%(e)

Ratio of net investment income to average net assets	0.62	%(e)	0.85	%(e)

Portfolio turnover rate(f)	139%		26%

(a)	Commenced operations on September 30, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Rounds to less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements

June 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Shares Classes Offered	Diversified/ Non-diversified
Commodity Strategy	A, C, Institutional, Investor, R6, R and P	Diversified
Defensive Equity	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares of the Commodity Strategy Fund are sold with a front-end sales charge of up to 4.50%. Class A Shares of the Defensive Equity Fund are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements with the Trust. CoreCommodity Management, LLC (“CoreCommodity” or the “Sub-Adviser”) serves as a sub-adviser to the Commodity Strategy Fund. GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Commodity Strategy Fund is not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Basis of Consolidation for Commodity Strategy Fund — Cayman Commodity-CSF, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, is currently a wholly-owned subsidiary of the Commodity Strategy Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control its Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of June 30, 2021, the Fund’s net assets were $380,387,011, of which $74,284,333, or 19.5%, represented the Subsidiary’s net assets.

B.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

28

GOLDMAN SACHS ALTERNATIVE FUNDS II

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement and Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

D.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class-specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E.  Offering Costs — Offering costs paid in connection with the initial offering of shares of the Defensive Equity Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations.

F.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Commodity Strategy	Semi-Annually	Annually
Defensive Equity	Annually	Annually

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Commodity Strategy Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods. Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statement and Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an

29

GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

30

GOLDMAN SACHS ALTERNATIVE FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement and Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule and Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iii.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee

31

GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2021:

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets

Fixed Income

U.S. Treasury Obligations	$87,454,082	$—	$—

Investment Company	72,748,311	—	—

Short-term Investments	204,956,932	—	—

Total	$365,159,325	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$4,239,695	$—	$—

Total Return Swap Contracts	—	9,697,177	—

Total	$4,239,695	$9,697,177	$—

Liabilities(a)

Futures Contracts	$(5,884,723)	$—	$—

32

GOLDMAN SACHS ALTERNATIVE FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

DEFENSIVE EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(b)

Europe	$282,035	$—	$—

North America	5,439,110	—	—

Investment Company	296,143	—	—

Total	$6,017,288	$—	$—

Derivative Type

Assets

Futures Contracts(a)	$4,411	$—	$—

Purchased Options	43,960	—	—

Total	$48,371	$—	$—

Liabilities

Written Options Contracts	$(51,030)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedule and Consolidated Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

COMMODITY STRATEGY
Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Commodity	Receivable for unrealized gain on swap contracts/Variation margin on futures contracts	$13,936,872	(a)	Variation margin on futures contracts	$(5,884,723)	(a)

DEFENSIVE EQUITY
Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts; Purchased options, at value	$48,371	(a)	Written options, at value	$(51,030)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only the variation margin as of June 30, 2021 is reported within the Consolidated Statement of Assets and Liabilities.

33

GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement and Consolidated Statement of Operations:

COMMODITY STRATEGY
Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest rate	Net change in unrealized loss on futures contracts	$—	$(124,300)
Commodity	Net realized gain from swap contracts and futures contracts/ Net change in unrealized gain on swap contracts and futures contracts	54,902,054	8,052,109
Total		$54,902,054	$7,927,809

DEFENSIVE EQUITY
Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain on futures contracts, purchased options and written options	$(229,076)	$(5,496)

For the six months ended June 30, 2021, the relevant values for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)
Fund	Futures contracts	Swap Agreements	Purchased Options	Written Options
Commodity Strategy	3,371	$214,492,651	—	—
Defensive Equity	2	—	2,167	4,100

(a)	Amounts disclosed represent the average number of contracts for futures contracts, notional amounts for swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of the volume for this derivative type, for the months that each Fund held such derivatives during the six months ended June 30, 2021.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Additionally, a Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

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GOLDMAN SACHS ALTERNATIVE FUNDS II

4. INVESTMENTS IN DERIVATIVES (continued)

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following table sets forth the Commodity Strategy Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2021:

COMMODITY STRATEGY
	Derivative Assets(1)		Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Counterparty	Swaps	Total
Citibank NA	$2,911,242	$2,911,242	$2,911,242	$—	$2,911,242
Merrill Lynch & Co., Inc.	3,660,244	3,660,244	3,660,244	—	3,660,244
UBS AG (London)	3,125,691	3,125,691	3,125,691	—	3,125,691

Total	$9,697,177	$9,697,177	$9,697,177	$—	$9,697,177
(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Commodity Strategy	0.50%	0.50%	0.45%	0.43%	0.42%	0.50%	0.40	%(a)
Defensive Equity	0.53	0.48	0.45	0.44	0.43	0.53	0.53

^	Effective Net Management Rate includes impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Commodity Strategy Fund’s Subsidiary Agreement (as defined below) after the waivers.

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest. For the six months ended June 30, 2021, the management fee waived by GSAM was for each Fund as follows:

Fund	Management Fee Waived
Commodity Strategy	$34,458
Defensive Equity	56

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Commodity Strategy Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended June 30, 2021, GSAM waived $127,355 of the Commodity Strategy Fund’s management fee.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30 2021, Goldman Sachs retained the following amounts:

Front End Sales Charge
Fund	Class A
Commodity Strategy	$3,217
Defensive Equity	—

D.  Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance

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GOLDMAN SACHS ALTERNATIVE FUNDS II

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Commodity Strategy Fund; 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Defensive Equity Fund; 0.03% of the average daily net assets of Class R6 and P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Funds. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Commodity Strategy and Defensive Equity Funds are 0.074% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 30, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above. The Subsidiary also pays certain other expenses, including service and custody fees. GSAM has agreed to reduce or limit the Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets for the Commodity Strategy Fund.

For the six months ended June 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
Commodity Strategy	$161,813	$253,169	$414,982
Defensive Equity	56	276,449	276,505

G.  Line of Credit Facility — As of June 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2021 , the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

H.  Other Transactions with Affiliates —For the six months ended June 30, 2021, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

As of June 30, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or greater of the following:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Defensive Equity	15%	100%	91%	100%	100%	100%	100%

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The table below shows the transactions in and earnings from investments in the Underlying Fund for the six months ended June 30, 2021:

Fund	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2021	Shares as of June 30, 2021	Dividend Income
Commodity Strategy	$168,485,696	$579,746,138	$(675,483,523)	$72,748,311	72,748,311	$8,473
Defensive Equity	307,935	992,840	(1,004,632)	296,143	296,143	21

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2021, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Commodity Strategy	$88,457,170	$—	$26,136,252	$45,768
Defensive Equity	—	7,508,262	—	7,576,428

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2020, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Commodity Strategy	Defensive Equity
Capital loss carryforwards:
Perpetual Short-Term	$(4,526,130)	$—
Perpetual Long-Term	(17,060,636)	—
Total capital loss carryforwards	(21,586,766)	—
Timing differences (Post October Loss Deferral, Qualified Late Year Loss Deferral, Real Estate Investment Trusts and Straddle Loss Deferral)	$(3,117,415)	$(234,918)

As of June 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Commodity Strategy	Defensive Equity
Tax cost	$341,112,170	$5,830,934
Gross unrealized gain	24,061,213	324,225
Gross unrealized loss	(14,058)	(137,871)
Net unrealized security gain (loss)	$24,047,155	$186,354

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GOLDMAN SACHS ALTERNATIVE FUNDS II

7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains/(losses) on regulated futures, options and foreign currency contracts, market discount accretion and premium amortization, and differences related to the tax treatment of swap transactions and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Commodity Strategy Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

8. OTHER RISKS (continued)

redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Tax Risk — The Commodity Strategy Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Commodity Strategy Fund. Based on such rulings, this Fund may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. The IRS recently issued final regulations that, would generally treat the Commodity Strategy Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Commodity Strategy Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Commodity Strategy Fund has limited its investments in commodity index-linked structured notes. The Commodity Strategy Fund obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Commodity Strategy Fund’s income from such investments was not “qualifying income,” in which case the Commodity Strategy Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Commodity Strategy Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Commodity Strategy Fund shareholders.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement and Consolidated Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS ALTERNATIVE FUNDS II

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Goldman Sachs Commodity Strategy Fund

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	510,839	$4,567,971	948,695	$6,254,977
Reinvestment of distributions	—	—	4,976	32,397
Shares redeemed	(415,246)	(3,671,311)	(1,205,352)	(8,518,281)
	95,593	896,660	(251,681)	(2,230,907)
Class C Shares
Shares sold	71,038	620,832	47,065	265,484
Shares redeemed	(27,645)	(228,675)	(100,448)	(638,692)
	43,393	392,157	(53,383)	(373,208)
Institutional Shares
Shares sold	3,840,751	35,019,332	13,805,822	89,817,355
Reinvestment of distributions	—	—	48,268	317,600
Shares redeemed	(3,637,092)	(32,980,612)	(12,968,538)	(93,328,388)
	203,659	2,038,720	885,552	(3,193,433)
Investor Shares
Shares sold	807,531	7,469,295	135,357	937,796
Reinvestment of distributions	—	—	1,550	10,217
Shares redeemed	(81,129)	(753,225)	(388,664)	(3,009,974)
	726,402	6,716,070	(251,757)	(2,061,961)
Class R6 Shares
Shares sold	1,222,706	10,988,983	5,768,180	40,531,756
Reinvestment of distributions	—	—	37,905	249,794
Shares redeemed	(2,216,881)	(19,734,470)	(3,542,010)	(25,266,581)
	(994,175)	(8,745,487)	2,264,075	15,514,969
Class R Shares
Shares sold	114,784	1,010,055	107,409	707,673
Reinvestment of distributions	—	—	326	2,084
Shares redeemed	(55,714)	(476,655)	(86,869)	(619,599)
	59,070	533,400	20,866	90,158
Class P Shares
Shares sold	9,185,433	85,669,236	11,482	88,889
Reinvestment of distributions	—	—	413	2,720
Shares redeemed	(189,945)	(1,843,397)	(20,254)	(150,630)
	8,995,488	83,825,839	(8,359)	(59,021)

NET INCREASE	9,129,430	$85,657,359	2,605,313	$7,686,597

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Goldman Sachs Defensive Equity

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Period Ended December 31, 2020(a)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	27,495	$300,000	7,701	$77,020
Reinvestment of distributions	—	—	11	108
Shares redeemed	(2,704)	(27,254)	(1)	(10)
	24,791	272,746	7,711	77,118
Class C Shares
Shares sold	—	—	5,001	50,010
Reinvestment of distributions	—	—	—	4
Shares redeemed	—	—	(1)	(10)
	—	—	5,000	50,004
Institutional Shares
Shares sold	6,915	71,017	509,373	5,100,002
Reinvestment of distributions	—	—	1,020	10,372
Shares redeemed	—	—	(1)	(10)
	6,915	71,017	510,392	5,110,364
Investor Shares
Shares sold	—	—	5,001	50,010
Reinvestment of distributions	—	—	9	89
Shares redeemed	—	—	(1)	(10)
	—	—	5,009	50,089
Class R6 Shares
Shares sold	—	—	5,001	50,010
Reinvestment of distributions	—	—	10	105
Shares redeemed	—	—	(1)	(10)
	—	—	5,010	50,105
Class R Shares
Shares sold	—	—	5,001	50,010
Reinvestment of distributions	—	—	3	26
Shares redeemed	—	—	(1)	(10)
	—	—	5,003	50,026
Class P Shares
Shares sold	—	—	5,001	50,010
Reinvestment of distributions	—	—	10	105
Shares redeemed	—	—	(1)	(10)
	—	—	5,010	50,105

NET INCREASE	31,706	$343,763	543,135	$5,437,811

(a)	Commenced operations on September 30, 2020.

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Fund Expenses — Six Months Period Ended June 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, and Class R Shares); and other Fund expenses.

The Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Funds invest. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Commodity Strategy Fund				Defensive Equity Fund
Share Class	Beginning Account Value 1/1/21	Ending Account Value 6/30/21		Expenses Paid for the 6 months ended 6/30/21*	Beginning Account Value 1/1/21	Ending Account Value 6/30/21		Expenses Paid for the 6 months ended 6/30/21*
Class A
Actual	$1,000.00	$1,246.50		$5.12	$1,000.00	$1,074.60		$4.84
Hypothetical 5% return	1,000.00	1,020.13	+	4.61	1,000.00	1,020.13	+	4.71
Class C
Actual	1,000.00	1,241.80		9.28	1,000.00	1,069.70		8.67
Hypothetical 5% return	1,000.00	1,016.51	+	8.35	1,000.00	1,016.41	+	8.45
Institutional
Actual	1,000.00	1,248.70		3.29	1,000.00	1,075.60		2.93
Hypothetical 5% return	1,000.00	1,021.87	+	2.96	1,000.00	1,021.97	+	2.86
Investor
Actual	1,000.00	1,248.40		3.74	1,000.00	1,075.60		3.55
Hypothetical 5% return	1,000.00	1,021.47	+	3.36	1,000.00	1,021.37	+	3.46
Class R6
Actual	1,000.00	1,248.10		3.23	1,000.00	1,075.60		2.93
Hypothetical 5% return	1,000.00	1,021.92	+	2.91	1,000.00	1,021.97	+	2.86
Class R
Actual	1,000.00	1,244.80		6.51	1,000.00	1,072.60		6.12
Hypothetical 5% return	1,000.00	1,018.89	+	5.86	1,000.00	1,018.89	+	5.96
Class P
Actual	1,000.00	1,248.10		3.29	1,000.00	1,075.60		2.88
Hypothetical 5% return	1,000.00	1,022.02	+	2.96	1,000.00	1,022.02		2.81

*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Commodity Strategy	0.92%	1.67%	0.59%	0.67%	0.58%	1.17%	0.59%
Defensive Equity	0.94	1.69	0.57	0.69	0.57	1.19	0.56

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

44

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Commodity Strategy Fund and Goldman Sachs Defensive Equity Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”) and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time (except for the Defensive Equity Fund, which commenced operations on September 30, 2020); and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

45

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers (including CoreCommodity Management, LLC, the Commodity Strategy Fund’s sub-adviser (the “Sub-Adviser”)), and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates (including, with respect to the Commodity Strategy Fund, the Investment Adviser’s oversight of the Sub-Adviser). The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Commodity Strategy Fund. In this regard, they compared the investment performance of the Commodity Strategy Fund to its peers using rankings and ratings compiled by the Outside Data

46

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Provider as of December 31, 2020, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2021. The information on the Commodity Strategy Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed the Commodity Strategy Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Commodity Strategy Fund over time, and reviewed the investment performance of the Commodity Strategy Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which the Commodity Strategy Fund’s performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Commodity Strategy Fund’s risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees observed that the Commodity Strategy Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-year period and in the fourth quartile for the three-, five-, and ten-year periods, and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2021. They noted that the Sub-Adviser began sub-advising the Commodity Strategy Fund at the beginning of 2021. The Trustees considered that the Defensive Equity Fund had launched on September 30, 2020 and did not yet have a meaningful performance history.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder and, with respect to the Commodity Strategy Fund, the fee rate payable by the Investment Adviser under the sub-advisory agreement with the Sub-Adviser. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. With respect to the Commodity Strategy Fund, the Trustees noted that the Investment Adviser had agreed to waive a portion of its management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to the Fund’s wholly-owned subsidiary. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2020 and (in the

47

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

case of the Commodity Strategy Fund) 2019, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	Commodity Strategy Fund	Defensive Equity Fund

First $1 billion	0.50%	0.53%

Next $1 billion	0.50	0.48

Next $3 billion	0.45	0.45

Next $3 billion	0.43	0.44

Over $8 billion	0.42	0.43

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Funds’ access to certain affiliated

48

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2022.

49

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.09 trillion in assets under supervision as of June 30, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close on business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Holdings and allocations shown are as of June 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 249619-OTU-1459799 SELSAT2SAR-21

Goldman Sachs Funds

Semi-Annual Report	June 30, 2021

Tax-Advantaged Equity Funds
U.S. Equity Dividend and Premium
International Equity Dividend and Premium
U.S. Tax-Managed Equity
International Tax-Managed Equity

Goldman Sachs Tax-Advantaged Equity Funds

∎	U.S. EQUITY DIVIDEND AND PREMIUM

∎	INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

∎	U.S. TAX-MANAGED EQUITY

∎	INTERNATIONAL TAX-MANAGED EQUITY

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

U.S. Equity Dividend and Premium Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index[3]

Class A	12.67%	15.25%	(1.60)%
Class C	12.23	15.25	(1.60)
Institutional	12.81	15.25	(1.60)
Investor	12.83	15.25	(1.60)
Class R6	12.83	15.25	(1.60)
Class P	12.90	15.25	(1.60)

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is an unmanaged composite index of 500 common stock prices. The Index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/21[4,5]

Holding	% of Net Assets	Line of Business

Apple, Inc.	6.2%	Technology Hardware & Equipment
Microsoft Corp.	5.6	Software & Services
Amazon.com, Inc.	4.2	Retailing
Alphabet, Inc. Class A	2.6	Media & Entertainment
Facebook, Inc. Class A	2.4	Media & Entertainment
Home Depot, Inc. (The)	1.5	Retailing
JPMorgan Chase & Co.	1.5	Banks
NVIDIA Corp.	1.5	Semiconductors & Semiconductor Equipment
Tesla, Inc.	1.5	Automobiles & Components
Pfizer, Inc.	1.4	Pharmaceuticals, Biotechnology & Life Sciences

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

[5]	The Fund’s overall top ten holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund) which represents 1.6% of the Fund’s net assets as of June 30, 2021.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]

As of June 30, 2021

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Underlying sector allocations of exchange traded funds and other investment companies held by the Fund are not reflected in the graph above. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

International Equity Dividend and Premium Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	MSCI EAFE Index (net, USD, unhedged)[2]	Bloomberg Barclays Global Aggregate Bond Index (gross, USD, unhedged)[3]
Class A	6.59%	8.83%	(3.21)%
Class C	6.22	8.83	(3.21)
Institutional	6.76	8.83	(3.21)
Investor	6.73	8.83	(3.21)
Class R6	6.76	8.83	(3.21)
Class P	6.75	8.83	(3.21)

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI EAFE Index (net, USD, unhedged) is an unmanaged market capitalization-weighted composite of securities in 21 developed markets. The Index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an index.

[3]	The Bloomberg Barclays Global Aggregate Bond Index (gross, USD, unhedged) represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/21[4]

Company	% of Net Assets	Line of Business	Country

Nestle SA (Registered)	2.6%	Food, Beverage & Tobacco	Switzerland
ASML Holding NV	2.3	Semiconductors & Semiconductor Equipment	Netherlands
Nordea Bank Abp	1.8	Banks	Finland
LVMH Moet Hennessy Louis Vuitton SE	1.7	Consumer Durables & Apparel	France
Toyota Motor Corp.	1.7	Automobiles & Components	Japan
Rio Tinto plc ADR	1.7	Materials	Australia
Roche Holding AG	1.6	Pharmaceuticals, Biotechnology & Life Sciences	Switzerland
Zurich Insurance Group AG	1.4	Insurance	Switzerland
GlaxoSmithKline plc ADR	1.4	Pharmaceuticals, Biotechnology & Life Sciences	United Kingdom
Novartis AG (Registered)	1.4	Pharmaceuticals, Biotechnology & Life Sciences	Switzerland

[4]	The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[5]

As of June 30, 2021

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

U.S. Tax-Managed Equity Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021– June 30, 2021	Fund Total Return (based on NAV)[1]	Russell 3000® Index[2]

Class A	16.76%	15.11%
Class C	16.30	15.11
Institutional	16.93	15.11
Service	16.66	15.11
Investor	16.89	15.11
Class R6	16.95	15.11
Class P	16.95	15.11

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/21[3]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	5.4%	Software & Services
Apple, Inc.	4.7	Technology Hardware & Equipment
Amazon.com, Inc.	3.7	Retailing
NVIDIA Corp.	2.1	Semiconductors & Semiconductor Equipment
PayPal Holdings, Inc.	2.1	Software & Services
Facebook, Inc. Class A	1.8	Media & Entertainment
Alphabet, Inc. Class A	1.7	Media & Entertainment
Alphabet, Inc. Class C	1.7	Media & Entertainment
Target Corp.	1.6	Retailing
AbbVie, Inc.	1.4	Pharmaceuticals, Biotechnology & Life Sciences

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of June 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.1% of the Fund’s net assets at June 30, 2021. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

International Tax-Managed Equity Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	MSCI EAFE Index (net, USD, unhedged)[2]
Class A	8.39%	8.83%
Class C	8.06	8.83
Institutional	8.59	8.83
Investor	8.50	8.83
Class R6	8.56	8.83
Class P	8.65	8.83

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI EAFE Index (net, USD, unhedged) is an unmanaged market capitalization-weighted composite of securities in 21 developed markets. The Index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 6/30/21[3]

Holding	% of Net Assets	Line of Business

Roche Holding AG	2.4%	Pharmaceuticals, Biotechnology & Life Sciences
Novo Nordisk A/S Class B	1.8	Pharmaceuticals, Biotechnology & Life Sciences
Commonwealth Bank of Australia	1.6	Banks
ASML Holding NV	1.5	Semiconductors & Semiconductor Equipment
Schneider Electric SE	1.4	Capital Goods
L’Oreal SA	1.4	Household & Personal Products
Deutsche Post AG (Registered)	1.4	Transportation
Rio Tinto plc ADR(a)	1.4	Materials
Fujitsu Ltd.	1.2	Software & Services
BHP Group plc	1.2	Materials

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

7

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of June 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.1% of the Fund’s net assets at June 30, 2021. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Automobiles & Components – 1.6%
145,419	Gentex Corp.	$4,811,915
64,040	Tesla, Inc.*	43,527,988
2,072	Thor Industries, Inc.	234,136

		48,574,039

Banks – 4.5%
8,100	Bank of America Corp.	333,963
50,000	Credicorp Ltd.*	6,055,500
9,800	Cullen/Frost Bankers, Inc.	1,097,600
2,500	First Hawaiian, Inc.	70,850
240,200	First Horizon Corp.	4,150,656
177,300	FNB Corp.	2,186,109
1,012,100	Huntington Bancshares, Inc.	14,442,667
281,629	JPMorgan Chase & Co.(a)(b)	43,804,575
119,599	New York Community Bancorp, Inc.(b)	1,317,981
210,500	PacWest Bancorp	8,664,180
950,199	People’s United Financial, Inc.(b)	16,286,411
89,800	PNC Financial Services Group, Inc. (The)	17,130,248
198,000	Truist Financial Corp.	10,989,000
346,500	Umpqua Holdings Corp.	6,392,925
400	Webster Financial Corp.	21,336

		132,944,001

Capital Goods – 6.6%
107,068	3M Co.	21,266,917
57,900	Boeing Co. (The)*	13,870,524
73,387	Caterpillar, Inc.	15,971,213
7,865	Crane Co.	726,490
23,562	Cummins, Inc.	5,744,651
641	Donaldson Co., Inc.	40,723
112,062	Eaton Corp. plc	16,605,347
109,961	Emerson Electric Co.	10,582,647
148,698	Fastenal Co.	7,732,296
84,624	Honeywell International, Inc.	18,562,274
14,822	Hubbell, Inc.	2,769,342
72,450	Illinois Tool Works, Inc.	16,196,922
174,638	Johnson Controls International plc	11,985,406
600	Lincoln Electric Holdings, Inc.	79,026
40,534	Lockheed Martin Corp.	15,336,039
57,900	MSC Industrial Direct Co., Inc. Class A	5,195,367
2,143	nVent Electric plc	66,947
18,034	Owens Corning	1,765,529
272,430	Raytheon Technologies Corp.	23,241,003
3,800	Sunrun, Inc.*	211,964
11,852	Timken Co. (The)	955,153
16,956	Trinity Industries, Inc.	455,947
21,399	Watsco, Inc.	6,133,809

		195,495,536

Commercial & Professional Services – 0.0%
160	CoStar Group, Inc.*	13,251
9,900	ManpowerGroup, Inc.	1,177,209
500	MSA Safety, Inc.	82,790

		1,273,250

Common Stocks – (continued)
Consumer Durables & Apparel – 1.3%
2,433	Capri Holdings Ltd.*	139,143
80,003	Garmin Ltd.	11,571,369
427	Lennar Corp. Class B	34,779
2,437	Lululemon Athletica, Inc.*	889,432
143,400	NIKE, Inc. Class B	22,153,866
23,076	Tempur Sealy International, Inc.	904,349
45,420	Toll Brothers, Inc.	2,625,730

		38,318,668

Consumer Services – 0.7%
11,871	Aramark	442,195
7,800	Bright Horizons Family Solutions, Inc.*	1,147,458
3,627	Choice Hotels International, Inc.	431,105
33,600	H&R Block, Inc.	788,928
11,719	Hyatt Hotels Corp. Class A*	909,863
15,465	Planet Fitness, Inc. Class A*	1,163,741
30,800	Six Flags Entertainment Corp.*	1,333,024
92,500	Starbucks Corp.	10,342,425
68,700	Travel + Leisure Co.	4,084,215
14,277	Wendy’s Co. (The)	334,367
14,043	Wyndham Hotels & Resorts, Inc.	1,015,169

		21,992,490

Diversified Financials – 3.6%
65,098	Ally Financial, Inc.	3,244,484
88,660	American Express Co.	14,649,292
178,000	Apollo Global Management, Inc.	11,071,600
134,800	Ares Management Corp.	8,571,932
74,926	Berkshire Hathaway, Inc. Class B*	20,823,434
17,500	BlackRock, Inc.	15,311,975
54,600	Carlyle Group, Inc. (The)	2,537,808
42,800	CME Group, Inc.	9,102,704
14,800	Equitable Holdings, Inc.	450,660
5,800	Jefferies Financial Group, Inc.	198,360
33,973	KKR & Co., Inc.	2,012,561
5,864	Morgan Stanley	537,670
72,800	T. Rowe Price Group, Inc.	14,412,216
107,700	Virtu Financial, Inc. Class A	2,975,751

		105,900,447

Energy – 1.9%
237,098	Chevron Corp.	24,833,645
111,000	ConocoPhillips	6,759,900
395,119	Exxon Mobil Corp.(b)	24,924,106

		56,517,651

Food & Staples Retailing – 0.6%
11,454	Costco Wholesale Corp.	4,532,004
137,600	Walgreens Boots Alliance, Inc.	7,239,136
38,141	Walmart, Inc.	5,378,644

		17,149,784

Food, Beverage & Tobacco – 3.7%
89,459	Altria Group, Inc.	4,265,405
24,400	Bunge Ltd.	1,906,860

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
572,400	Coca-Cola Co. (The)(a)	$30,972,564
60,800	Coca-Cola Europacific Partners plc	3,606,656
93,600	Flowers Foods, Inc.	2,265,120
186,134	General Mills, Inc.	11,341,145
5,500	Ingredion, Inc.	497,750
15,800	Keurig Dr Pepper, Inc.	556,792
336,300	Kraft Heinz Co. (The)	13,714,314
151,782	PepsiCo, Inc.	22,489,539
190,954	Philip Morris International, Inc.	18,925,451

		110,541,596

Health Care Equipment & Services – 5.2%
165,642	Abbott Laboratories	19,202,877
31,879	Anthem, Inc.	12,171,402
110,000	Cardinal Health, Inc.	6,279,900
26,368	Change Healthcare, Inc.*	607,519
29,200	Cigna Corp.	6,922,444
125,878	CVS Health Corp.	10,503,260
12,300	Danaher Corp.	3,300,828
24,798	Encompass Health Corp.	1,934,988
7,143	Envista Holdings Corp.*	308,649
2,000	Guardant Health, Inc.*	248,380
8,500	Insulet Corp.*	2,333,335
282,253	Medtronic plc	35,036,065
3,000	Novocure Ltd.*	665,460
3,241	Penumbra, Inc.*	888,229
65,840	Stryker Corp.	17,100,623
200	Tandem Diabetes Care, Inc.*	19,480
87,077	UnitedHealth Group, Inc.(a)	34,869,114

		152,392,553

Household & Personal Products – 1.3%
97,498	Kimberly-Clark Corp.	13,043,283
5,300	Nu Skin Enterprises, Inc. Class A	300,245
189,798	Procter & Gamble Co. (The)(a)	25,609,444

		38,952,972

Insurance – 2.7%
4,800	Axis Capital Holdings Ltd.	235,248
21,400	CNA Financial Corp.	973,486
1,800	Erie Indemnity Co. Class A	348,030
144,400	Fidelity National Financial, Inc.	6,275,624
45,800	First American Financial Corp.	2,855,630
224,799	Mercury General Corp.	14,600,695
632,306	Old Republic International Corp.	15,750,742
141,999	Principal Financial Group, Inc.	8,972,917
279,300	Prudential Financial, Inc.	28,619,871

		78,632,243

Materials – 2.8%
43,426	Air Products and Chemicals, Inc.	12,492,792
875,000	Amcor plc	10,027,500
20,103	Ashland Global Holdings, Inc.	1,758,940
31,900	Huntsman Corp.	845,988
40,700	International Flavors & Fragrances, Inc.	6,080,580

Common Stocks – (continued)
Materials – (continued)
185,799	International Paper Co.	11,391,337
79,319	Linde plc	22,931,123
65,780	Newmont Corp.	4,169,136
3,399	Reliance Steel & Aluminum Co.	512,909
723	RPM International, Inc.	64,115
23,300	Sonoco Products Co.	1,558,770
152,800	Southern Copper Corp.	9,828,096
41,803	Steel Dynamics, Inc.	2,491,459
2,300	W R Grace & Co.	158,976

		84,311,721

Media & Entertainment – 9.7%
54,052	Activision Blizzard, Inc.	5,158,723
31,006	Alphabet, Inc. Class A*(a)	75,710,141
13,128	Alphabet, Inc. Class C*(a)	32,902,969
441,919	Comcast Corp. Class A	25,198,221
206,494	Facebook, Inc. Class A*	71,800,029
391,801	Interpublic Group of Cos., Inc. (The)	12,729,614
38,524	Netflix, Inc.*	20,348,395
4,593	Nexstar Media Group, Inc. Class A	679,213
171,400	Omnicom Group, Inc.	13,710,286
16,900	Pinterest, Inc. Class A*	1,334,255
928	Roku, Inc.*	426,184
16,500	Snap, Inc. Class A*	1,124,310
16,000	TripAdvisor, Inc.*	644,800
700	ViacomCBS, Inc. Class A	33,915
125,050	Walt Disney Co. (The)*	21,980,039
9,275	Zillow Group, Inc. Class A*	1,136,466
21,502	Zillow Group, Inc. Class C*	2,627,974

		287,545,534

Pharmaceuticals, Biotechnology & Life Sciences – 7.8%
2,200	10X Genomics, Inc. Class A*	430,804
310,486	AbbVie, Inc.(a)(b)	34,973,143
7,200	Adaptive Biotechnologies Corp.*	294,192
5,345	Alnylam Pharmaceuticals, Inc.*	906,084
49,202	Amgen, Inc.	11,992,988
2,432	Bio-Techne Corp.	1,095,032
355,801	Bristol-Myers Squibb Co.(a)	23,774,623
1,553	Bruker Corp.	117,997
6,275	Charles River Laboratories International, Inc.*	2,321,248
78,578	Eli Lilly & Co.	18,035,223
2,608	Exact Sciences Corp.*	324,200
209,994	Gilead Sciences, Inc.	14,460,187
5,100	Iovance Biotherapeutics, Inc.*	132,702
212,934	Johnson & Johnson	35,078,747
373,253	Merck & Co., Inc.	29,027,886
7,485	Moderna, Inc.*	1,758,825
37,325	Organon & Co.*	1,129,454
1,035,199	Pfizer, Inc.	40,538,393
7,600	Repligen Corp.*	1,517,112
1,420	Sage Therapeutics, Inc.*	80,670
2,687	Seagen, Inc.*	424,224
23,701	Thermo Fisher Scientific, Inc.	11,953,993

		230,367,727

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – 2.4%
1,028	American Campus Communities, Inc.	$48,028
80,291	American Homes 4 Rent Class A	3,119,305
44,401	American Tower Corp.	11,994,486
1,797	Brandywine Realty Trust	24,637
3,320	Brixmor Property Group, Inc.	75,995
14,887	Camden Property Trust	1,975,058
3,658	Cousins Properties, Inc.	134,541
40,100	Crown Castle International Corp.	7,823,510
22,000	CubeSmart	1,019,040
1,403	EPR Properties*	73,910
8,300	Equinix, Inc.	6,661,580
31,200	Equity LifeStyle Properties, Inc.	2,318,472
7,366	Gaming and Leisure Properties, Inc.	341,267
7,526	Healthcare Trust of America, Inc. Class A	200,944
90,500	Invitation Homes, Inc.	3,374,745
5,456	Lamar Advertising Co. Class A	569,716
37,320	Medical Properties Trust, Inc.	750,132
5,566	National Retail Properties, Inc.	260,881
66,335	Outfront Media, Inc.*	1,594,030
8,383	Park Hotels & Resorts, Inc.*	172,774
102,727	Prologis, Inc.	12,278,958
26,200	SBA Communications Corp.	8,349,940
1,781	Spirit Realty Capital, Inc.	85,203
12,591	STORE Capital Corp.	434,516
29,993	Sun Communities, Inc.	5,140,800
27,532	VEREIT, Inc.	1,264,545
10,400	VICI Properties, Inc.	322,608
1,280	WP Carey, Inc.	95,514

		70,505,135

Retailing – 7.6%
36,186	Amazon.com, Inc.*(a)(b)	124,485,630
4,507	Burlington Stores, Inc.*	1,451,209
6,875	Carvana Co.*	2,075,012
300	Chewy, Inc. Class A*	23,913
41,900	Dick’s Sporting Goods, Inc.	4,197,961
5,281	Five Below, Inc.*	1,020,659
4,000	Floor & Decor Holdings, Inc. Class A*	422,800
14,900	Foot Locker, Inc.	918,287
142,476	Home Depot, Inc. (The)	45,434,172
13,020	Just Eat Takeaway.com NV ADR*	237,745
87,199	Lowe’s Cos., Inc.	16,913,990
1,318	MercadoLibre, Inc.*	2,053,167
277,000	Qurate Retail, Inc. Series A	3,625,930
67,115	Target Corp.	16,224,380
10,900	Vroom, Inc.*(c)	456,274
6,162	Wayfair, Inc. Class A*	1,945,405
16,500	Williams-Sonoma, Inc.	2,634,225

		224,120,759

Semiconductors & Semiconductor Equipment – 5.8%
115,317	Advanced Micro Devices, Inc.*	10,831,726
51,900	Analog Devices, Inc.	8,935,104
56,690	Broadcom, Inc.	27,032,060
1,100	Cree, Inc.*	107,723

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
600	First Solar, Inc.*	54,306
356,609	Intel Corp.	20,020,029
24,453	Lam Research Corp.	15,911,567
47,901	Marvell Technology, Inc.	2,794,065
54,700	NVIDIA Corp.	43,765,470
4,000	NXP Semiconductors NV	822,880
99,397	QUALCOMM, Inc.	14,206,813
1,600	SolarEdge Technologies, Inc.*	442,192
144,350	Texas Instruments, Inc.(a)	27,758,505

		172,682,440

Software & Services – 14.4%
59,600	Accenture plc Class A	17,569,484
37,091	Adobe, Inc.*	21,721,973
9,000	Alteryx, Inc. Class A*	774,180
6,300	Amdocs Ltd.	487,368
4,300	Anaplan, Inc.*	229,190
27,608	Automatic Data Processing, Inc.	5,483,501
3,100	Avalara, Inc.*	501,580
400	Bill.com Holdings, Inc.*	73,272
2,400	Ceridian HCM Holding, Inc.*	230,208
13,500	Cloudflare, Inc. Class A*	1,428,840
9,000	Coupa Software, Inc.*	2,358,990
10,600	Crowdstrike Holdings, Inc. Class A*	2,663,886
10,000	Datadog, Inc. Class A*	1,040,800
11,868	DocuSign, Inc.*	3,317,937
2,700	Dynatrace, Inc.*	157,734
2,400	Everbridge, Inc.*	326,592
32,772	Fidelity National Information Services, Inc.	4,642,809
300	Five9, Inc.*	55,017
10,400	HubSpot, Inc.*	6,060,288
239,001	International Business Machines Corp.	35,035,157
12,900	Intuit, Inc.	6,323,193
62,200	Mastercard, Inc. Class A	22,708,598
615,533	Microsoft Corp.(a)(b)	166,747,890
3,622	MongoDB, Inc.*	1,309,426
4,900	Nutanix, Inc. Class A*	187,278
3,527	Okta, Inc.*	862,986
1,100	PagerDuty, Inc.*	46,838
154,200	Paychex, Inc.	16,545,660
94,300	PayPal Holdings, Inc.*	27,486,564
600	PTC, Inc.*	84,756
70,049	salesforce.com, Inc.*	17,110,869
16,262	ServiceNow, Inc.*	8,936,782
14,000	Slack Technologies, Inc. Class A*	620,200
6,200	Smartsheet, Inc. Class A*	448,384
700	Snowflake, Inc. Class A*	169,260
8,910	Square, Inc. Class A*	2,172,258
34,000	Trade Desk, Inc. (The) Class A*	2,630,240
7,300	Twilio, Inc. Class A*	2,877,368
117,555	Visa, Inc. Class A	27,486,710
511,299	Western Union Co. (The)	11,744,538
12,600	Zendesk, Inc.*	1,818,684
1,800	Zoom Video Communications, Inc. Class A*	696,654

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
8,600	Zscaler, Inc.*	$1,858,116

		425,032,058

Technology Hardware & Equipment – 8.4%
1,331,056	Apple, Inc.(a)	182,301,429
524,848	Cisco Systems, Inc.(a)	27,816,944
181,181	Corning, Inc.	7,410,303
17,559	Flex Ltd.*	313,779
363,000	HP, Inc.	10,958,970
800	Littelfuse, Inc.	203,832
52,430	National Instruments Corp.	2,216,740
93,800	NetApp, Inc.	7,674,716
60,500	TE Connectivity Ltd.	8,180,205

		247,076,918

Telecommunication Services – 2.4%
1,202,828	AT&T, Inc.(a)	34,617,390
674,302	Verizon Communications, Inc.(b)	37,781,141

		72,398,531

Transportation – 1.8%
18,284	JetBlue Airways Corp.*	306,805
17,224	Lyft, Inc. Class A*	1,041,707
22,346	Norfolk Southern Corp.	5,930,852
57,800	Ryder System, Inc.	4,296,274
28,482	Uber Technologies, Inc.*	1,427,518
93,562	Union Pacific Corp.	20,577,091
88,698	United Parcel Service, Inc. Class B	18,446,523

		52,026,770

Utilities – 3.0%
81,100	Consolidated Edison, Inc.	5,816,492
111,097	Dominion Energy, Inc.	8,173,406
183,400	Duke Energy Corp.	18,105,248
56,800	Entergy Corp.	5,662,960
21,700	MDU Resources Group, Inc.	680,078
200,500	OGE Energy Corp.	6,746,825
645,101	PPL Corp.	18,043,475
37,000	Sempra Energy	4,901,760
316,501	Southern Co. (The)	19,151,476

		87,281,720

TOTAL COMMON STOCKS
(Cost $1,958,303,159)		$2,952,034,543

Shares	Dividend Rate	Value

Investment Company(d) – 1.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
47,903,237	0.026%	$47,903,237
(Cost $47,903,237)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $2,006,206,396)		$2,999,937,780

Securities Lending Reinvestment Vehicle(d) – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
188,100	0.026%	$188,100
(Cost $188,100)

TOTAL INVESTMENTS – 101.4%
(Cost $2,006,394,496)		$3,000,125,880

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(42,192,413)

NET ASSETS – 100.0%		$2,957,933,467

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	—American Depositary Receipt

Currency Abbreviation:
USD	—United States Dollar

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	164	09/17/2021	$35,166,520	$425,069

WRITTEN OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written options contracts:
Calls
S&P 500 Index	4,225 USD	07/30/2021	910	$(391,072,500)	$(9,955,400)	$(9,627,818)	$(327,582)
	4,250 USD	08/31/2021	907	(389,783,250)	(11,020,050)	(8,687,636)	(2,332,414)
	4,325 USD	09/30/2021	893	(383,766,750)	(8,858,560)	(8,746,221)	(112,339)

Total written options contracts			2,710		$(29,834,010)	$(27,061,675)	$(2,772,335)

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Australia – 9.7%
1,244	Afterpay Ltd. (Software & Services)*	$110,418
52,943	AGL Energy Ltd. (Utilities)	325,272
51,152	APA Group (Utilities)	341,318
2,405	ASX Ltd. (Diversified Financials)	140,201
462,912	Aurizon Holdings Ltd. (Transportation)	1,289,371
58,793	AusNet Services Ltd. (Utilities)	77,058
26,727	BHP Group Ltd. (Materials)	972,336
5,805	BHP Group plc (Materials)	171,776
10,024	CIMIC Group Ltd. (Capital Goods)	148,496
23,965	Coles Group Ltd. (Food & Staples Retailing)	306,986
27,180	Commonwealth Bank of Australia (Banks)	2,035,310
809	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	173,020
80,273	Fortescue Metals Group Ltd. (Materials)	1,402,283
24,786	Magellan Financial Group Ltd. (Diversified Financials)	1,001,049
181,654	Medibank Pvt Ltd. (Insurance)	430,670
121,850	National Australia Bank Ltd. (Banks)	2,395,427
14,680	Rio Tinto Ltd. (Materials)	1,391,746
11,619	Rio Tinto plc (Materials)	959,584
37,882	Rio Tinto plc ADR (Materials)(a)(b)	3,177,921
9,879	Sonic Healthcare Ltd. (Health Care Equipment & Services)	284,668
25,935	Wesfarmers Ltd. (Retailing)	1,149,778

		18,284,688

Belgium – 1.5%
27,782	Ageas SA/NV (Insurance)(b)	1,543,879
1,987	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)	143,240
57,166	Proximus SADP (Telecommunication Services)(b)	1,104,963

		2,792,082

Brazil – 0.2%
6,050	Yara International ASA (Materials)	318,801

China – 0.3%
4,910	Prosus NV (Retailing)*	481,021

Denmark – 1.9%
1,065	Ambu A/S Class B (Health Care Equipment & Services)	40,979
6,157	Coloplast A/S Class B (Health Care Equipment & Services)	1,010,876
25,297	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,117,512
7,861	Tryg A/S (Insurance)	193,088
7,445	Vestas Wind Systems A/S (Capital Goods)	290,891

		3,653,346

Finland – 3.4%
7,106	Kone OYJ Class B (Capital Goods)	579,692
50,367	Neles OYJ (Capital Goods)	726,228

Common Stocks – (continued)
Finland – (continued)
7,263	Neste OYJ (Energy)	445,527
298,364	Nordea Bank Abp (Banks)	3,322,556
4,735	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	203,579
26,278	Sampo OYJ Class A (Insurance)(b)	1,208,382

		6,485,964

France – 10.2%
11,265	Airbus SE (Capital Goods)*	1,451,527
2,983	BNP Paribas SA (Banks)	187,212
12,106	Bouygues SA (Capital Goods)	448,405
2,794	Capgemini SE (Software & Services)(b)	537,324
125,092	Credit Agricole SA (Banks)(b)	1,753,739
21,499	Danone SA (Food, Beverage & Tobacco)(b)	1,512,561
741	Dassault Systemes SE (Software & Services)	179,838
8,725	Edenred (Software & Services)	497,472
1,617	Kering SA (Consumer Durables & Apparel)(b)	1,416,844
2,385	L’Oreal SA (Household & Personal Products)(b)	1,065,126
4,118	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	3,239,454
4,048	Orange SA (Telecommunication Services)	46,199
2,445	Pernod Ricard SA (Food, Beverage & Tobacco)	543,431
3,578	Publicis Groupe SA (Media & Entertainment)	228,974
3,760	Safran SA (Capital Goods)	521,824
22,801	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)(b)	2,395,532
40,614	TotalEnergies SE (Energy)(b)	1,839,887
1,535	Unibail-Rodamco-Westfield (REIT)*	133,078
2,233	Valeo SA (Automobiles & Components)	67,355
2,177	Vinci SA (Capital Goods)	232,717
21,606	Vivendi SE (Media & Entertainment)(b)	725,943
2,168	Worldline SA (Software & Services)*(c)	203,152

		19,227,594

Germany – 9.5%
1,494	adidas AG (Consumer Durables & Apparel)	557,498
1,868	Allianz SE (Registered) (Insurance)	466,172
10,462	BASF SE (Materials)(b)	825,868
17,239	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(b)	1,048,049
3,522	Bayerische Motoren Werke AG (Automobiles & Components)(b)	373,387
12,857	Bayerische Motoren Werke AG (Preference) (Automobiles & Components)(d)	1,156,605
1,259	Deutsche Boerse AG (Diversified Financials)	219,754

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
22,030	Deutsche Post AG (Registered) (Transportation)(b)	$1,500,347
53,273	Evonik Industries AG (Materials)(b)	1,788,556
808	GEA Group AG (Capital Goods)	32,740
5,368	HelloFresh SE (Retailing)*	521,819
14,750	HOCHTIEF AG (Capital Goods)(b)	1,134,439
8,731	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	351,189
2,547	Just Eat Takeaway.com NV (Retailing)*(c)	235,556
3,095	LEG Immobilien SE (Real Estate)	445,546
1,694	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(d)	182,186
2,633	Puma SE (Consumer Durables & Apparel)	314,251
13,192	SAP SE (Software & Services)(b)	1,852,945
689	Sartorius AG (Preference) (Health Care Equipment & Services)(d)	358,630
14,147	Siemens AG (Registered) (Capital Goods)	2,246,244
2,182	Siemens Healthineers AG (Health Care Equipment & Services)(c)	133,786
211,846	Telefonica Deutschland Holding AG (Telecommunication Services)	559,215
2,051	Volkswagen AG (Preference) (Automobiles & Components)(d)	514,250
17,336	Vonovia SE (Real Estate)(b)	1,120,348

		17,939,380

Hong Kong – 2.6%
107,800	AIA Group Ltd. (Insurance)	1,337,321
16,700	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	226,222
28,000	Hang Lung Properties Ltd. (Real Estate)	67,908
98	Hong Kong & China Gas Co. Ltd. (Utilities)	152
14,596	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	868,897
2,300	Jardine Matheson Holdings Ltd. (Capital Goods)	147,015
187,387	Link REIT (REIT)	1,813,033
23,910	Sino Land Co. Ltd. (Real Estate)	37,693
500	Sun Hung Kai Properties Ltd. (Real Estate)	7,431
400	Swire Properties Ltd. (Real Estate)	1,191
24,000	Techtronic Industries Co. Ltd. (Capital Goods)	418,247

		4,925,110

Ireland – 0.7%
24,567	CRH plc (Materials)(b)	1,242,386

Israel – 0.2%
12,983	ICL Group Ltd. (Materials)	88,096

Common Stocks – (continued)
Israel – (continued)
710	Wix.com Ltd. (Software & Services)*(a)	206,099

		294,195

Italy – 0.6%
9,895	Enel SpA (Utilities)	91,953
4,925	Eni SpA (Energy)(b)	60,044
1,974	Ferrari NV (Automobiles & Components)	407,525
2,098	Moncler SpA (Consumer Durables & Apparel)	142,219
60,423	Snam SpA (Utilities)	349,532

		1,051,273

Japan – 22.8%
2,400	ABC-Mart, Inc. (Retailing)	138,037
2,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	215,488
11,300	AGC, Inc. (Capital Goods)	473,362
10,500	Alfresa Holdings Corp. (Health Care Equipment & Services)	156,827
13,000	Asahi Kasei Corp. (Materials)	142,885
7,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	123,729
1,600	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	110,735
28,200	Bridgestone Corp. (Automobiles & Components)	1,281,757
22,100	Canon, Inc. (Technology Hardware & Equipment)	499,504
7,900	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	132,559
12,800	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	507,349
31,100	Chugoku Electric Power Co., Inc. (The) (Utilities)	283,789
1,500	Dai-ichi Life Holdings, Inc. (Insurance)	27,599
27,400	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	591,103
1,200	Daikin Industries Ltd. (Capital Goods)	223,620
3,200	Daito Trust Construction Co. Ltd. (Real Estate)	349,128
132,700	Daiwa Securities Group, Inc. (Diversified Financials)	729,000
2,900	Denso Corp. (Automobiles & Components)	197,755
1,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	456,074
6,400	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	628,975
2,000	FANUC Corp. (Capital Goods)	479,596
200	Fast Retailing Co. Ltd. (Retailing)	150,338
2,600	Fuji Electric Co. Ltd. (Capital Goods)	121,361
1,300	Hikari Tsushin, Inc. (Retailing)	228,470
28,600	Hino Motors Ltd. (Capital Goods)	252,970

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,916	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	$280,300
1,400	Hitachi Ltd. (Capital Goods)	80,230
1,200	Honda Motor Co. Ltd. (Automobiles & Components)	38,596
3,500	Hoya Corp. (Health Care Equipment & Services)	462,946
3,100	Isuzu Motors Ltd. (Automobiles & Components)	41,136
54,000	ITOCHU Corp. (Capital Goods)	1,558,154
14,200	Japan Exchange Group, Inc. (Diversified Financials)	316,319
11,000	Japan Post Bank Co. Ltd. (Banks)	92,514
16,700	Japan Post Insurance Co. Ltd. (Insurance)	309,001
11,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	217,331
6,400	JSR Corp. (Materials)	194,414
12,400	Kajima Corp. (Capital Goods)	157,354
9,300	Kakaku.com, Inc. (Media & Entertainment)	279,782
33,100	Kansai Electric Power Co., Inc. (The) (Utilities)	315,834
1,700	Kao Corp. (Household & Personal Products)	104,822
300	Keyence Corp. (Technology Hardware & Equipment)	151,087
4,600	Kikkoman Corp. (Food, Beverage & Tobacco)	303,362
3,600	Kintetsu Group Holdings Co. Ltd. (Transportation)*	126,537
38,100	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	743,553
12,500	Komatsu Ltd. (Capital Goods)	309,670
2,300	Kose Corp. (Household & Personal Products)	361,323
2,800	Kyushu Railway Co. (Transportation)	63,184
4,100	Lawson, Inc. (Food & Staples Retailing)	189,898
27,300	Lixil Corp. (Capital Goods)	706,452
6,100	M3, Inc. (Health Care Equipment & Services)	444,436
2,100	Makita Corp. (Capital Goods)	98,883
5,000	Mercari, Inc. (Retailing)*	264,317
33,700	Mitsubishi Corp. (Capital Goods)	920,558
23,400	Mitsubishi Electric Corp. (Capital Goods)	339,703
49,600	Mitsubishi HC Capital, Inc. (Diversified Financials)	265,980
162,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	874,190
4,800	Mitsui & Co. Ltd. (Capital Goods)	108,123
2,030	Mizuho Financial Group, Inc. (Banks)	29,095
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	396,097
8,800	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	670,339

Common Stocks – (continued)
Japan – (continued)
8,200	Nabtesco Corp. (Capital Goods)	309,362
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	151,639
400	Nidec Corp. (Capital Goods)	45,996
1,600	Nintendo Co. Ltd. (Media & Entertainment)	925,877
3,700	Nippon Express Co. Ltd. (Transportation)	282,142
1,000	Nippon Paint Holdings Co. Ltd. (Materials)	13,528
68	Nippon Prologis REIT, Inc. (REIT)	213,085
5,200	Nippon Yusen KK (Transportation)	263,890
11,600	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	170,063
4,200	Nitto Denko Corp. (Materials)	312,776
51,900	Nomura Holdings, Inc. (Diversified Financials)	264,144
14,700	Nomura Research Institute Ltd. (Software & Services)	485,491
48,300	NSK Ltd. (Capital Goods)	408,542
2,200	Obic Co. Ltd. (Software & Services)	409,154
300	Odakyu Electric Railway Co. Ltd. (Transportation)	7,588
7,400	Olympus Corp. (Health Care Equipment & Services)	147,193
1,700	Omron Corp. (Technology Hardware & Equipment)	134,601
5,400	Otsuka Corp. (Software & Services)	283,070
45,300	Panasonic Corp. (Consumer Durables & Apparel)	521,608
13,200	Pola Orbis Holdings, Inc. (Household & Personal Products)	348,056
19,700	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	966,064
66,300	Resona Holdings, Inc. (Banks)	255,630
1,000	Ryohin Keikaku Co. Ltd. (Retailing)	20,978
17,100	Seiko Epson Corp. (Technology Hardware & Equipment)	300,584
5,000	Shimadzu Corp. (Technology Hardware & Equipment)	193,204
3,900	Shin-Etsu Chemical Co. Ltd. (Materials)	652,317
2,300	Shiseido Co. Ltd. (Household & Personal Products)	169,645
94,500	SoftBank Corp. (Telecommunication Services)	1,235,587
16,500	SoftBank Group Corp. (Telecommunication Services)	1,150,740
3,800	Sompo Holdings, Inc. (Insurance)	140,745
7,500	Sony Group Corp. (Consumer Durables & Apparel)	727,254
28,300	Subaru Corp. (Automobiles & Components)	560,892
6,400	Sumitomo Corp. (Capital Goods)	85,814
1,100	Sumitomo Metal Mining Co. Ltd. (Materials)	42,780
46,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,606,394

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	$9,570
2,200	Sysmex Corp. (Health Care Equipment & Services)	260,996
38,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,282,014
1,000	TDK Corp. (Technology Hardware & Equipment)	121,055
6,300	Tohoku Electric Power Co., Inc. (Utilities)	49,395
10,900	Tokio Marine Holdings, Inc. (Insurance)	502,057
3,600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,556,584
300	Tokyo Gas Co. Ltd. (Utilities)	5,658
3,900	TOTO Ltd. (Capital Goods)	202,072
3,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	93,725
37,020	Toyota Motor Corp. (Automobiles & Components)	3,236,070
57,500	USS Co. Ltd. (Retailing)	1,005,124
3,000	Yamaha Corp. (Consumer Durables & Apparel)	162,862
200	Yamato Holdings Co. Ltd. (Transportation)	5,683
900	Yaskawa Electric Corp. (Capital Goods)	43,952
3,900	ZOZO, Inc. (Retailing)	132,232

		42,793,012

Luxembourg – 0.0%
4,775	SES SA FDR (Media & Entertainment)	36,516

Macau – 0.4%
37,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	295,855
77,600	Sands China Ltd. (Consumer Services)*	326,631
108,800	Wynn Macau Ltd. (Consumer Services)*	171,131

		793,617

Netherlands – 4.3%
149	Adyen NV (Software & Services)*(c)	363,069
555	Argenx SE (Pharmaceuticals, Biotechnology & Life Sciences)*	167,452
6,132	ASML Holding NV (Semiconductors & Semiconductor Equipment)(b)	4,233,037
4,999	Heineken NV (Food, Beverage & Tobacco)	606,876
6,596	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	196,426
44,137	Koninklijke KPN NV (Telecommunication Services)	138,045
4,249	NN Group NV (Insurance)	200,720
24,710	Royal Dutch Shell plc Class A (Energy)(b)	496,089
86,152	Royal Dutch Shell plc Class B (Energy)(b)	1,672,451

		8,074,165

Common Stocks – (continued)
New Zealand – 0.8%
9,788	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	212,932
26,020	Meridian Energy Ltd. (Utilities)	97,015
356,327	Spark New Zealand Ltd. (Telecommunication Services)	1,196,081

		1,506,028

Norway – 0.4%
14,865	DNB ASA (Banks)	323,971
58	Gjensidige Forsikring ASA (Insurance)	1,279
9,166	Orkla ASA (Food, Beverage & Tobacco)	93,412
17,663	Telenor ASA (Telecommunication Services)	297,887

		716,549

Portugal – 0.1%
14,664	Galp Energia SGPS SA (Energy)	159,437

Russia – 1.1%
31,477	Coca-Cola HBC AG (Food, Beverage & Tobacco)	1,139,362
104,181	Evraz plc (Materials)	854,724

		1,994,086

Saudi Arabia – 0.1%
2,137	Delivery Hero SE (Retailing)*(c)	282,353

Singapore – 1.0%
2,800	City Developments Ltd. (Real Estate)	15,206
41,946	DBS Group Holdings Ltd. (Banks)	933,186
5,200	Keppel Corp. Ltd. (Capital Goods)	21,205
17,600	Singapore Exchange Ltd. (Diversified Financials)	146,588
211,200	Singapore Technologies Engineering Ltd. (Capital Goods)	609,401
121,600	Singapore Telecommunications Ltd. (Telecommunication Services)	207,082

		1,932,668

South Africa – 0.0%
2	Anglo American plc (Materials)	80

Spain – 3.0%
205	ACS Actividades de Construccion y Servicios SA (Capital Goods)	5,496
169	Amadeus IT Group SA (Software & Services)*	11,914
34,534	Enagas SA (Utilities)	798,182
98,111	Endesa SA (Utilities)(b)	2,381,722
30,922	Ferrovial SA (Capital Goods)	908,748
29,118	Naturgy Energy Group SA (Utilities)	749,395
45,811	Red Electrica Corp. SA (Utilities)	850,536

		5,705,993

Sweden – 1.8%
4,320	Atlas Copco AB Class A (Capital Goods)	265,284

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
11,277	Atlas Copco AB Class B (Capital Goods)	$593,920
2,920	Boliden AB (Materials)*	112,360
8,614	Electrolux ABSeries B (Consumer Durables & Apparel)	238,711
6,276	H & M Hennes & Mauritz AB Class B (Retailing)*	149,051
2,714	Lundin Energy AB (Energy)	96,218
11,112	Skandinaviska Enskilda Banken AB Class A (Banks)	143,635
22,571	Svenska Handelsbanken AB Class A (Banks)	254,797
239,872	Telia Co. AB (Telecommunication Services)	1,065,383
16,408	Volvo AB Class B (Capital Goods)	395,423

		3,314,782

Switzerland – 10.6%
17,824	Adecco Group AG (Registered) (Commercial & Professional Services)	1,212,777
1,868	Banque Cantonale Vaudoise (Registered) (Banks)	167,856
90,877	Clariant AG (Registered) (Materials)	1,809,569
313	Geberit AG (Registered) (Capital Goods)	235,117
5,805	Holcim Ltd. (Materials)*	348,927
39,000	Nestle SA (Registered) (Food, Beverage & Tobacco)	4,861,236
28,173	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,570,127
1,102	Partners Group Holding AG (Diversified Financials)	1,670,573
8,225	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,099,494
164	SGS SA (Registered) (Commercial & Professional Services)	506,344
18,359	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	667,654
103	Straumann Holding AG (Registered) (Health Care Equipment & Services)	164,289
6,693	Zurich Insurance Group AG (Insurance)	2,688,347

		20,002,310

United Kingdom – 10.6%
255,575	Aviva plc (Insurance)	1,434,787
246,432	BAE Systems plc (Capital Goods)	1,780,723
82,983	Barclays plc (Banks)	196,925
20,568	BP plc ADR (Energy)(b)	543,407
20,812	British American Tobacco plc (Food, Beverage & Tobacco)	808,038
5,890	Coca-Cola Europacific Partners plc (Food, Beverage & Tobacco)	349,395
3,981	Compass Group plc (Consumer Services)*	83,871

Common Stocks – (continued)
United Kingdom – (continued)
13,945	Diageo plc (Food, Beverage & Tobacco)	668,363
73,976	Direct Line Insurance Group plc (Insurance)	291,777
67,079	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	2,671,086
278,576	HSBC Holdings plc (Banks)(b)	1,607,804
27,552	Imperial Brands plc (Food, Beverage & Tobacco)	594,097
133,695	M&G plc (Diversified Financials)	423,533
41,559	National Grid plc (Utilities)	528,617
30,216	Persimmon plc (Consumer Durables & Apparel)	1,237,757
1,916	Reckitt Benckiser Group plc (Household & Personal Products)(b)	169,279
17,073	RELX plc (Commercial & Professional Services)	452,720
104,341	Rolls-Royce Holdings plc (Capital Goods)*	142,845
22,346	Segro plc (REIT)	338,280
42,819	SSE plc (Utilities)	889,298
9,344	St James’s Place plc (Diversified Financials)	191,054
28,191	Unilever plc (Household & Personal Products)(b)	1,650,147
20,386	Unilever plc ADR (Household & Personal Products)(b)	1,192,581
91,841	Vodafone Group plc ADR (Telecommunication Services)(b)	1,573,236
7,359	Wm Morrison Supermarkets plc (Food & Staples Retailing)	25,113

		19,844,733

United States – 1.3%
7,531	Schneider Electric SE (Capital Goods)(b)	1,187,221
65,321	Stellantis NV (Automobiles & Components)(b)	1,285,085

		2,472,306

TOTAL INVESTMENTS – 99.1%
(Cost $143,367,783)		$186,324,475

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		1,655,795

NET ASSETS – 100.0%		$187,980,270

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is segregated as collateral for call options written.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Investment Abbreviations:
ADR	—American Depositary Receipt
FDR	—Fiduciary Depositary Receipt
REIT	—Real Estate Investment Trust

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EURO STOXX 50 Index	1	09/17/2021	$48,088	$(743)

WRITTEN OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following written options contracts:

EXCHANGE TRADED INDEX OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ (Depreciation)
Written options contracts:
Calls
EURO STOXX 50 Index	4,175 EUR	09/17/2021	914	$(37,147,702)	$(553,809)	$(1,102,616)	$548,807
FTSE 100 Index	7,175 GBP	09/17/2021	131	(9,219,086)	(154,937)	(236,435)	81,498
Nikkei 225 Index	29,250 JPY	09/10/2021	73	(2,101,781,690)	(374,544)	(575,046)	200,502

Total written options contracts			1,118		$(1,083,290)	$(1,914,097)	$830,807

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Automobiles & Components – 1.7%
1,037,233	Ford Motor Co.*	$15,413,282
164,726	General Motors Co.*	9,746,838
21,887	Gentex Corp.	724,241
204,156	Goodyear Tire & Rubber Co. (The)*	3,501,275
16,231	Tesla, Inc.*	11,032,211

		40,417,847

Banks – 2.3%
107,659	Bancorp, Inc. (The)*	2,477,234
144,004	Cadence BanCorp	3,006,803
13,311	Cathay General Bancorp	523,921
62,481	Citigroup, Inc.	4,420,531
11,346	East West Bancorp, Inc.	813,395
23,131	Essent Group Ltd.	1,039,738
40,192	First BanCorp	479,089
56,420	First Hawaiian, Inc.	1,598,943
49,865	First Horizon Corp.	861,667
32,891	Independent Bank Group, Inc.	2,433,276
52,490	International Bancshares Corp.	2,253,921
26,250	Investors Bancorp, Inc.	374,325
49,088	JPMorgan Chase & Co.	7,635,147
80,240	MGIC Investment Corp.	1,091,264
10,646	National Bank Holdings Corp. Class A	401,780
3,532	Origin Bancorp, Inc.	149,969
5,054	PNC Financial Services Group, Inc. (The)	964,101
25,107	Popular, Inc.	1,884,280
28,824	Radian Group, Inc.	641,334
17,309	SVB Financial Group*	9,631,247
13,919	TriState Capital Holdings, Inc.*	283,808
39,488	Umpqua Holdings Corp.	728,554
20,899	Walker & Dunlop, Inc.	2,181,438
71,005	Western Alliance Bancorp	6,592,814

		52,468,579

Capital Goods – 4.1%
13,048	AECOM*	826,199
5,761	AGCO Corp.	751,119
14,624	Allison Transmission Holdings, Inc.	581,158
29,484	AMETEK, Inc.	3,936,114
94,330	Atkore, Inc.*	6,697,430
3,274	Boise Cascade Co.	191,038
32,308	Emerson Electric Co.	3,109,322
5,635	Encore Wire Corp.	427,077
13,565	Fortive Corp.	946,023
36,110	H&E Equipment Services, Inc.	1,201,380
50,186	Hexcel Corp.*	3,131,606
6,443	Honeywell International, Inc.	1,413,272
97,597	Illinois Tool Works, Inc.	21,818,785
96,928	Johnson Controls International plc	6,652,169
26,377	L3Harris Technologies, Inc.	5,701,389
12,408	Lockheed Martin Corp.	4,694,567
12,050	McGrath RentCorp	982,919
71,657	Otis Worldwide Corp.	5,859,393
149,820	Raytheon Technologies Corp.	12,781,144
1,213	RBC Bearings, Inc.*	241,896

Common Stocks – (continued)
Capital Goods – (continued)
25,076	Rush Enterprises, Inc. Class A	1,084,286
30,166	Snap-on, Inc.	6,739,989
10,329	Teledyne Technologies, Inc.*	4,326,095
9,195	Terex Corp.	437,866

		94,532,236

Commercial & Professional Services – 0.9%
11,341	Cimpress plc*	1,229,478
29,156	Cintas Corp.	11,137,592
8,842	Clean Harbors, Inc.*	823,544
71,280	CoStar Group, Inc.*	5,903,410
10,024	IAA, Inc.*	546,709
6,383	ManpowerGroup, Inc.	759,002

		20,399,735

Consumer Durables & Apparel – 0.9%
17,960	G-III Apparel Group Ltd.*	590,166
68,452	Levi Strauss & Co. Class A	1,897,489
85,115	Skechers USA, Inc. Class A*	4,241,280
15,973	Steven Madden Ltd.	698,979
141,371	Tapestry, Inc.*	6,146,811
7,009	Tempur Sealy International, Inc.	274,683
39,213	TRI Pointe Group, Inc.*	840,335
12,109	Whirlpool Corp.	2,640,004
39,938	YETI Holdings, Inc.*	3,667,107

		20,996,854

Consumer Services – 2.6%
18,628	Chipotle Mexican Grill, Inc.*	28,879,733
37,579	frontdoor, Inc.*	1,872,186
2,086	Graham Holdings Co. Class B	1,322,315
129,460	H&R Block, Inc.	3,039,721
142,560	International Game Technology plc*	3,415,738
102,150	Red Rock Resorts, Inc. Class A*	4,341,375
60,042	Terminix Global Holdings, Inc.*	2,864,604
23,953	Vail Resorts, Inc.*	7,581,603
49,027	Yum China Holdings, Inc.	3,248,039
25,926	Yum! Brands, Inc.	2,982,268

		59,547,582

Diversified Financials – 8.0%
489,203	Ally Financial, Inc.	24,381,877
5,634	Artisan Partners Asset Management, Inc. Class A	286,320
38,603	Berkshire Hathaway, Inc. Class B*	10,728,546
59,113	Capital One Financial Corp.	9,144,190
113,657	CME Group, Inc.	24,172,571
96,351	Discover Financial Services	11,397,360
19,961	Interactive Brokers Group, Inc. Class A	1,312,037
60,419	Intercontinental Exchange, Inc.	7,171,735
323,608	Jefferies Financial Group, Inc.	11,067,394
23,105	LPL Financial Holdings, Inc.	3,118,713
112,434	Morgan Stanley	10,309,073
70,228	Navient Corp.	1,357,507
21,215	Oppenheimer Holdings, Inc. Class A	1,078,571
58,063	S&P Global, Inc.	23,831,958

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
132,885	Santander Consumer USA Holdings, Inc.	$4,826,383
130,364	Starwood Property Trust, Inc. (REIT)	3,411,626
34,376	State Street Corp.	2,828,457
316,003	Synchrony Financial	15,332,466
56,882	TPG RE Finance Trust, Inc. (REIT)	765,063
327,211	Voya Financial, Inc.	20,123,476

		186,645,323

Energy – 1.6%
15,871	Baker Hughes Co.	362,970
8,224	Cactus, Inc. Class A	301,985
7,426	Core Laboratories NV	289,243
18,968	Diamondback Energy, Inc.	1,780,906
99,446	EOG Resources, Inc.	8,297,774
11,147	Exxon Mobil Corp.	703,153
12,264	Hess Corp.	1,070,892
18,924	Matador Resources Co.	681,453
8,760	ONEOK, Inc.	487,406
103,617	Ovintiv, Inc.	3,260,827
33,190	Pioneer Natural Resources Co.	5,394,039
25,139	Renewable Energy Group, Inc.*	1,567,165
94,650	Schlumberger NV	3,029,746
103,628	Targa Resources Corp.	4,606,265
86,052	W&T Offshore, Inc.*	417,352
156,754	Williams Cos., Inc. (The)	4,161,819

		36,412,995

Food & Staples Retailing – 0.2%
3,528	Costco Wholesale Corp.	1,395,924
5,239	Ingles Markets, Inc. Class A	305,276
68,139	Walgreens Boots Alliance, Inc.	3,584,793

		5,285,993

Food, Beverage & Tobacco – 2.0%
7,213	Archer-Daniels-Midland Co.	437,108
7,580	Constellation Brands, Inc. Class A	1,772,886
51,135	Darling Ingredients, Inc.*	3,451,612
4,501	Freshpet, Inc.*	733,483
35,242	Lamb Weston Holdings, Inc.	2,842,620
9,833	Lancaster Colony Corp.	1,902,784
213,411	Monster Beverage Corp.*	19,495,095
159,106	Philip Morris International, Inc.	15,768,996

		46,404,584

Health Care Equipment & Services – 6.9%
3,020	Abbott Laboratories	350,109
730	Align Technology, Inc.*	446,030
77,577	Anthem, Inc.	29,618,899
5,639	Centene Corp.*	411,252
21,748	Cigna Corp.	5,155,798
21,779	Community Health Systems, Inc.*	336,268
5,024	Cooper Cos., Inc. (The)	1,990,860
72,981	Edwards Lifesciences Corp.*	7,558,642
43,603	Encompass Health Corp.	3,402,342
137,014	HCA Healthcare, Inc.	28,326,274

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
58,037	Hologic, Inc.*	3,872,229
34,579	Humana, Inc.	15,308,815
14,459	IDEXX Laboratories, Inc.*	9,131,581
6,269	Molina Healthcare, Inc.*	1,586,433
215,460	Select Medical Holdings Corp.	9,105,340
1,283	STERIS plc	264,683
47,957	UnitedHealth Group, Inc.	19,203,901
51,555	Universal Health Services, Inc. Class B	7,549,199
46,257	West Pharmaceutical Services, Inc.	16,610,889

		160,229,544

Household & Personal Products – 0.1%
41,117	Herbalife Nutrition Ltd.*	2,168,099
8,185	Procter & Gamble Co. (The)	1,104,402

		3,272,501

Insurance – 4.0%
554,017	American Equity Investment Life Holding Co.	17,905,829
35,396	American Financial Group, Inc.	4,414,589
487,843	Arch Capital Group Ltd.*	18,996,606
80,386	Athene Holding Ltd. Class A*	5,426,055
59,191	Brighthouse Financial, Inc.*	2,695,558
18,632	Fidelity National Financial, Inc.	809,747
56,350	First American Financial Corp.	3,513,423
87,149	Globe Life, Inc.	8,300,942
9,425	Goosehead Insurance, Inc. Class A	1,199,803
15,650	Marsh & McLennan Cos., Inc.	2,201,642
209,677	Old Republic International Corp.	5,223,054
22,348	Primerica, Inc.	3,422,373
17,273	Reinsurance Group of America, Inc.	1,969,122
9,861	Stewart Information Services Corp.	559,020
69,160	Trupanion, Inc.*	7,960,316
109,410	W R Berkley Corp.	8,143,386

		92,741,465

Materials – 4.0%
4,937	Air Products and Chemicals, Inc.	1,420,276
37,395	Amcor plc	428,547
78,720	Avient Corp.	3,869,875
328,568	Axalta Coating Systems Ltd.*	10,018,038
119,588	Celanese Corp.	18,129,541
47,477	CF Industries Holdings, Inc.	2,442,692
28,500	Corteva, Inc.	1,263,975
2,903	Crown Holdings, Inc.	296,716
8,601	Dow, Inc.	544,271
29,441	Eagle Materials, Inc.	4,183,860
71,308	Element Solutions, Inc.	1,667,181
4,681	Ingevity Corp.*	380,846
5,609	International Flavors & Fragrances, Inc.	837,985
133,281	Louisiana-Pacific Corp.	8,035,511
128,708	Mosaic Co. (The)	4,107,072
56,853	Olin Corp.	2,630,020
116,961	Sherwin-Williams Co. (The)	31,866,024

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
6,280	Southern Copper Corp.	$403,930
34,799	Summit Materials, Inc. Class A*	1,212,745
44,490	SunCoke Energy, Inc.	317,659

		94,056,764

Media & Entertainment – 9.4%
16,330	Alphabet, Inc. Class A*	39,874,431
15,750	Alphabet, Inc. Class C*	39,474,540
11,277	AMC Entertainment Holdings, Inc. Class A*(a)	639,180
12,147	Cardlytics, Inc.*	1,541,819
285,691	Cinemark Holdings, Inc.*	6,270,917
94,443	Comcast Corp. Class A	5,385,140
119,060	Facebook, Inc. Class A*	41,398,353
17,336	Netflix, Inc.*	9,157,048
111,991	News Corp. Class A	2,886,008
55,380	Nexstar Media Group, Inc. Class A	8,189,594
196,224	Omnicom Group, Inc.	15,695,958
220,769	Pinterest, Inc. Class A*	17,429,712
15,013	Roku, Inc.*	6,894,720
11,879	Spotify Technology SA*	3,273,734
42,395	Take-Two Interactive Software, Inc.*	7,504,763
19,404	World Wrestling Entertainment, Inc. Class A	1,123,298
24,332	Zillow Group, Inc. Class C*	2,973,857
749,749	Zynga, Inc. Class A*	7,969,832

		217,682,904

Pharmaceuticals, Biotechnology & Life Sciences – 9.6%
296,208	AbbVie, Inc.	33,364,869
17,266	Alexion Pharmaceuticals, Inc.*	3,171,937
35,555	Avid Bioservices, Inc.*	911,986
33,463	Biogen, Inc.*	11,587,233
272,719	Gilead Sciences, Inc.	18,779,430
259,726	Horizon Therapeutics plc*	24,320,743
105,565	IQVIA Holdings, Inc.*	25,580,511
24,507	Jazz Pharmaceuticals plc*	4,353,423
94,767	Johnson & Johnson	15,611,916
26,154	Merck & Co., Inc.	2,033,997
8,389	Mettler-Toledo International, Inc.*	11,621,617
74,997	PerkinElmer, Inc.	11,580,287
83,636	Perrigo Co. plc	3,834,711
128,361	Pfizer, Inc.	5,026,617
9,527	Phibro Animal Health Corp. Class A	275,140
93,584	Prestige Consumer Healthcare, Inc.*	4,875,726
22,821	Regeneron Pharmaceuticals, Inc.*	12,746,441
8,738	Sage Therapeutics, Inc.*	496,406
3,494	Thermo Fisher Scientific, Inc.	1,762,618
6,486	Twist Bioscience Corp.*	864,259
1,149	Vertex Pharmaceuticals, Inc.*	231,673
15,927	Viatris, Inc.	227,597
156,407	Zoetis, Inc.	29,148,008

		222,407,145

Real Estate – 4.5%
21,275	Brixmor Property Group, Inc. (REIT)	486,985
85,305	Camden Property Trust (REIT)	11,317,414

Common Stocks – (continued)
Real Estate – (continued)
18,849	CoreSite Realty Corp. (REIT)	2,537,075
5,732	CubeSmart (REIT)	265,506
257,053	Duke Realty Corp. (REIT)	12,171,460
345,029	Equity LifeStyle Properties, Inc. (REIT)	25,639,105
36,707	Extra Space Storage, Inc. (REIT)	6,013,341
126,979	First Industrial Realty Trust, Inc. (REIT)	6,632,113
6,416	Gaming and Leisure Properties, Inc. (REIT)	297,253
352,093	Invitation Homes, Inc. (REIT)	13,129,548
2,070	Jones Lang LaSalle, Inc.*	404,602
17,448	Kilroy Realty Corp. (REIT)	1,215,079
12,030	Lamar Advertising Co. Class A (REIT)	1,256,173
47,715	MGM Growth Properties LLC Class A (REIT)	1,747,323
29,850	Mid-America Apartment Communities, Inc. (REIT)	5,027,337
22,704	National Storage Affiliates Trust (REIT)	1,147,914
22,558	NexPoint Residential Trust, Inc. (REIT)	1,240,239
2,236	PotlatchDeltic Corp. (REIT)	118,843
9,166	Prologis, Inc. (REIT)	1,095,612
1,888	PS Business Parks, Inc. (REIT)	279,575
69,737	Retail Opportunity Investments Corp. (REIT)	1,231,555
93,086	Rexford Industrial Realty, Inc. (REIT)	5,301,248
84,434	SITE Centers Corp. (REIT)	1,271,863
17,864	STORE Capital Corp. (REIT)	616,487
47,424	Tanger Factory Outlet Centers, Inc. (REIT)	893,942
14,722	Terreno Realty Corp. (REIT)	949,864
45,708	Ventas, Inc. (REIT)	2,609,927

		104,897,383

Retailing – 9.0%
24,763	Amazon.com, Inc.*	85,188,682
1,486	Asbury Automotive Group, Inc.*	254,656
2,286	AutoZone, Inc.*	3,411,215
16,448	Boot Barn Holdings, Inc.*	1,382,454
17,163	Buckle, Inc. (The)	853,859
66,497	Dick’s Sporting Goods, Inc.	6,662,335
34,974	eBay, Inc.	2,455,525
17,138	Funko, Inc. Class A*	364,697
765	GameStop Corp. Class A*	163,817
20,996	Groupon, Inc.*	906,187
46,469	Haverty Furniture Cos., Inc.	1,987,015
4,651	Home Depot, Inc. (The)	1,483,157
247,840	Kohl’s Corp.	13,658,462
166,465	L Brands, Inc.	11,995,468
91,859	Lowe’s Cos., Inc.	17,817,890
1,541	MercadoLibre, Inc.*	2,400,554
20,014	Murphy USA, Inc.	2,669,267
1,394	O’Reilly Automotive, Inc.*	789,297

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
8,426	Penske Automotive Group, Inc.	$636,079
11,448	Revolve Group, Inc.*	788,767
13,353	Signet Jewelers Ltd.*	1,078,789
149,794	Target Corp.	36,211,202
204,528	TJX Cos., Inc. (The)	13,789,278
13,691	Urban Outfitters, Inc.*	564,343
7,731	Williams-Sonoma, Inc.	1,234,254

		208,747,249

Semiconductors & Semiconductor Equipment – 4.6%
218,165	Applied Materials, Inc.	31,066,696
31,784	Intel Corp.	1,784,354
3,264	KLA Corp.	1,058,222
61,648	NVIDIA Corp.	49,324,565
46,974	NXP Semiconductors NV	9,663,491
13,204	Power Integrations, Inc.	1,083,520
11,970	QUALCOMM, Inc.	1,710,872
63,128	Texas Instruments, Inc.	12,139,514

		107,831,234

Software & Services – 13.2%
44,829	Adobe, Inc.*	26,253,656
18,021	Black Knight, Inc.*	1,405,278
21,888	Cadence Design Systems, Inc.*	2,994,716
17,268	Citrix Systems, Inc.	2,025,018
37,536	Cognizant Technology Solutions Corp. Class A	2,599,743
1,531	Concentrix Corp.*	246,185
33,705	Dolby Laboratories, Inc. Class A	3,312,864
5,074	EPAM Systems, Inc.*	2,592,611
16,958	Fastly, Inc. Class A*(a)	1,010,697
20,345	FireEye, Inc.*	411,376
2,902	FleetCor Technologies, Inc.*	743,086
79,080	Fortinet, Inc.*	18,836,065
8,663	Gartner, Inc.*	2,098,179
9,159	International Business Machines Corp.	1,342,618
3,182	Intuit, Inc.	1,559,721
461,564	Microsoft Corp.	125,037,688
66,295	NortonLifeLock, Inc.	1,804,550
37,008	Okta, Inc.*	9,055,117
75,324	Oracle Corp.	5,863,220
6,494	Palo Alto Networks, Inc.*	2,409,599
166,869	PayPal Holdings, Inc.*	48,638,976
5,663	Perficient, Inc.*	455,419
5,399	ServiceNow, Inc.*	2,967,021
1,609	Square, Inc. Class A*	392,274
78,979	Tenable Holdings, Inc.*	3,265,782
14,865	Twilio, Inc. Class A*	5,859,188
4,947	VeriSign, Inc.*	1,126,382
12,315	Visa, Inc. Class A	2,879,493
629,872	Western Union Co. (The)	14,468,160
27,322	Workday, Inc. Class A*	6,522,854
43,289	Zscaler, Inc.*	9,353,021

		307,530,557

Common Stocks – (continued)
Technology Hardware & Equipment – 6.0%
799,518	Apple, Inc.	109,501,985
1,620	Arista Networks, Inc.*	586,942
18,686	Jabil, Inc.	1,086,030
94,239	Keysight Technologies, Inc.*	14,551,444
19,675	Knowles Corp.*	388,385
42,942	NetApp, Inc.	3,513,514
427,709	TTM Technologies, Inc.*	6,116,239
25,865	Vishay Intertechnology, Inc.	583,256
5,426	Vontier Corp.	176,779
34,029	Western Digital Corp.*	2,421,844

		138,926,418

Telecommunication Services – 0.2%
155,401	Liberty Global plc Class C*	4,202,043

Transportation – 1.8%
6,795	AMERCO	4,004,973
94,059	CSX Corp.	3,017,413
18,420	Norfolk Southern Corp.	4,888,852
53,219	Old Dominion Freight Line, Inc.	13,506,982
36,542	Ryder System, Inc.	2,716,167
61,767	Union Pacific Corp.	13,584,416
3,209	XPO Logistics, Inc.*	448,907

		42,167,710

Utilities – 0.6%
25,070	AES Corp. (The)	653,575
28,619	CMS Energy Corp.	1,690,810
3,186	DTE Energy Co.	412,906
165,814	MDU Resources Group, Inc.	5,196,611
7,182	NorthWestern Corp.	432,500
68,737	NRG Energy, Inc.	2,770,101
43,279	Public Service Enterprise Group, Inc.	2,585,487

		13,741,990

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,158,939,632)		$2,281,546,635

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,610,495	0.026%	$1,610,495
(Cost $1,610,495)

TOTAL INVESTMENTS – 98.3%
(Cost $1,160,550,127)		$2,283,157,130

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		40,023,313

NET ASSETS – 100.0%		$2,323,180,443

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Russell 2000 E-Mini Index	15	09/17/2021	$1,730,850	$(17,240)
S&P 500 E-Mini Index	84	09/17/2021	18,012,120	218,244

Total Futures Contracts				$201,004

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%
Australia – 8.7%
64,696	ASX Ltd. (Diversified Financials)	$3,771,499
317,850	BHP Group plc (Materials)	9,405,491
16,188	Brambles Ltd. (Commercial & Professional Services)	138,925
167,225	Commonwealth Bank of Australia (Banks)	12,522,251
429,493	Fortescue Metals Group Ltd. (Materials)	7,502,782
261,023	Glencore plc (Materials)*	1,120,334
358,204	Goodman Group (REIT)	5,668,822
297,507	Harvey Norman Holdings Ltd. (Retailing)	1,223,646
5,771	JB Hi-Fi Ltd. (Retailing)	218,711
54,405	Mineral Resources Ltd. (Materials)	2,185,232
124,163	Rio Tinto plc ADR (Materials)(a)	10,416,034
10,703	Sonic Healthcare Ltd. (Health Care Equipment & Services)	308,412
534,037	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	4,676,186
177,028	Wesfarmers Ltd. (Retailing)	7,848,194

		67,006,519

Belgium – 0.4%
10,088	Bekaert SA (Materials)	450,702
14,673	D’ieteren Group (Retailing)	1,776,457
1,427	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	149,452
25,294	Warehouses De Pauw CVA (REIT)	966,216

		3,342,827

China – 0.9%
942,600	Chow Tai Fook Jewellery Group Ltd. (Retailing)	2,153,675
168,100	ENN Energy Holdings Ltd. (Utilities)	3,194,866
73,000	SITC International Holdings Co. Ltd. (Transportation)	305,063
486,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	970,264

		6,623,868

Denmark – 3.0%
1,757	AP Moller—Maersk A/S Class A (Transportation)	4,887,276
287	AP Moller—Maersk A/S Class B (Transportation)	826,247
166,815	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	13,963,859
4,304	Pandora A/S (Consumer Durables & Apparel)	580,670
10,594	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(b)	216,452
69,020	Vestas Wind Systems A/S (Capital Goods)	2,696,750

		23,171,254

Common Stocks – (continued)
Finland – 2.2%
151,573	Kesko OYJ Class B (Food & Staples Retailing)	5,597,048
110,809	Neste OYJ (Energy)	6,797,250
166,314	Nokia OYJ (Technology Hardware & Equipment)*	891,070
53,390	Nokian Renkaat OYJ (Automobiles & Components)	2,156,841
56,671	Tokmanni Group Corp. (Retailing)	1,567,049

		17,009,258

France – 8.5%
26,265	Arkema SA (Materials)	3,301,094
39,153	BNP Paribas SA (Banks)	2,457,228
29,031	Bouygues SA (Capital Goods)	1,075,305
4,992	Christian Dior SE (Consumer Durables & Apparel)	4,029,616
316,222	Credit Agricole SA (Banks)	4,433,302
2,146	Gaztransport Et Technigaz SA (Energy)	173,630
10,696	Gecina SA (REIT)	1,638,753
127	Hermes International (Consumer Durables & Apparel)	185,332
6,649	Kering SA (Consumer Durables & Apparel)	5,825,972
54,234	Legrand SA (Capital Goods)	5,747,900
24,093	L’Oreal SA (Household & Personal Products)	10,759,786
2,837	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	2,231,746
4,822	Nexity SA (Real Estate)	241,308
38,375	Rexel SA (Capital Goods)*	803,502
33,650	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	3,535,356
16,319	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	7,723,627
189,427	Societe Generale SA (Banks)	5,603,519
7,145	Teleperformance (Commercial & Professional Services)	2,901,511
2,686	Trigano SA (Automobiles & Components)	555,381
69,348	Vivendi SE (Media & Entertainment)	2,330,033

		65,553,901

Germany – 8.1%
21,545	adidas AG (Consumer Durables & Apparel)	8,039,687
43,117	Aurubis AG (Materials)	4,001,990
49,551	Bayerische Motoren Werke AG (Automobiles & Components)	5,253,176
10,717	Bayerische Motoren Werke AG (Preference) (Automobiles & Components)(c)	964,092
20,925	Daimler AG (Registered) (Automobiles & Components)	1,869,830
154,330	Deutsche Post AG (Registered) (Transportation)	10,510,601

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
204,901	Deutsche Telekom AG (Registered) (Telecommunication Services)	$4,333,658
1,171	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	129,521
24,549	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(c)	2,592,718
32,072	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	6,153,855
4,498	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(c)	482,864
15,709	Puma SE (Consumer Durables & Apparel)	1,874,884
51,537	SAF-Holland SE (Automobiles & Components)*	716,820
46,652	Siemens AG (Registered) (Capital Goods)	7,407,348
30,859	Volkswagen AG (Preference) (Automobiles & Components)(c)	7,737,323

		62,068,367

Hong Kong – 1.0%
310,000	AIA Group Ltd. (Insurance)	3,845,729
32,000	Link REIT (REIT)	309,611
221,500	Sun Hung Kai Properties Ltd. (Real Estate)	3,291,922

		7,447,262

Ireland – 0.2%
2,957	Flutter Entertainment plc (Consumer Services)*	538,169
15,867	Smurfit Kappa Group plc (Materials)	863,244

		1,401,413

Israel – 0.5%
190,911	Plus500 Ltd. (Diversified Financials)	3,528,911

Italy – 2.1%
23,285	Azimut Holding SpA (Diversified Financials)	566,251
17,152	Banca Generali SpA (Diversified Financials)*	732,743
93,386	Banca Mediolanum SpA (Diversified Financials)	909,506
73,342	Banco BPM SpA (Banks)	236,416
458,517	Enel SpA (Utilities)	4,260,942
1,166	Ferrari NV (Automobiles & Components)	240,716
539,535	Intesa Sanpaolo SpA (Banks)	1,492,537
83,698	Poste Italiane SpA (Insurance)(b)	1,107,790
17,300	PRADA SpA (Consumer Durables & Apparel)	131,263
182,792	Prysmian SpA (Capital Goods)	6,559,685

		16,237,849

Common Stocks – (continued)
Japan – 23.0%
168,800	Aeon Co. Ltd. (Food & Staples Retailing)	4,531,394
6,500	AGC, Inc. (Capital Goods)	272,288
19,700	Aisan Industry Co. Ltd. (Automobiles & Components)	156,501
6,100	Aisin Corp. (Automobiles & Components)	261,553
345,000	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	6,012,199
38,800	Autobacs Seven Co. Ltd. (Retailing)	516,761
31,900	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,264,408
180,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,898,258
51,300	Dentsu Group, Inc. (Media & Entertainment)	1,840,530
4,500	DIC Corp. (Materials)	113,826
72,400	Ebara Corp. (Capital Goods)	3,566,282
1,257,400	ENEOS Holdings, Inc. (Energy)	5,269,515
9,900	FCC Co. Ltd. (Automobiles & Components)	144,172
50,900	Fujitsu Ltd. (Software & Services)	9,523,337
2,900	Gunze Ltd. (Consumer Durables & Apparel)	120,781
3,500	Halows Co. Ltd. (Food & Staples Retailing)	86,534
17,500	Hikari Tsushin, Inc. (Retailing)	3,075,557
59,400	Hitachi Ltd. (Capital Goods)	3,404,046
121,800	Hitachi Metals Ltd. (Materials)	2,327,591
9,500	I-PEX, Inc. (Technology Hardware & Equipment)	209,997
80,700	Isuzu Motors Ltd. (Automobiles & Components)	1,070,861
15,700	Izumi Co. Ltd. (Retailing)	590,552
551,200	JVCKenwood Corp. (Consumer Durables & Apparel)	1,177,886
5,500	Kaneka Corp. (Materials)	221,907
95,300	Kao Corp. (Household & Personal Products)	5,876,206
14,700	KDDI Corp. (Telecommunication Services)	457,989
180,500	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	3,522,608
7,000	Koei Tecmo Holdings Co. Ltd. (Media & Entertainment)	340,320
67,200	Konami Holdings Corp. (Media & Entertainment)	4,024,602
18,400	K’s Holdings Corp. (Retailing)	211,458
50,300	Kyushu Electric Power Co., Inc. (Utilities)	387,360
7,100	Lawson, Inc. (Food & Staples Retailing)	328,848
2,800	Lintec Corp. (Materials)	60,707

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
50,300	Lixil Corp. (Capital Goods)	$1,301,632
18,900	M3, Inc. (Health Care Equipment & Services)	1,377,023
441,400	Marubeni Corp. (Capital Goods)	3,843,911
29,800	Marui Group Co. Ltd. (Retailing)	562,251
126,300	Mazda Motor Corp. (Automobiles & Components)*	1,191,578
263,100	Mitsubishi Electric Corp. (Capital Goods)	3,819,486
801,900	Mitsubishi HC Capital, Inc. (Diversified Financials)	4,300,185
1,388,100	Mitsubishi UFJ Financial Group, Inc. (Banks)	7,476,665
272,400	Mitsui & Co. Ltd. (Capital Goods)	6,136,002
10,000	Mitsui Chemicals, Inc. (Materials)	345,678
4,100	Mizuno Corp. (Consumer Durables & Apparel)	87,236
73,300	Nexon Co. Ltd. (Media & Entertainment)	1,631,256
86,600	NGK Insulators Ltd. (Capital Goods)	1,457,459
5,800	Nintendo Co. Ltd. (Media & Entertainment)	3,356,303
141,000	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	3,686,472
131,600	Nippon Yusen KK (Transportation)	6,678,453
75,100	Nitto Denko Corp. (Materials)	5,592,731
194,200	Nomura Research Institute Ltd. (Software & Services)	6,413,772
4,100	Pola Orbis Holdings, Inc. (Household & Personal Products)	108,108
45,300	Rakuten Group, Inc. (Retailing)	511,489
282,400	Ricoh Co. Ltd. (Technology Hardware & Equipment)	3,178,705
3,900	Ricoh Leasing Co. Ltd. (Diversified Financials)	120,925
43,500	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,003,208
8,100	S Foods, Inc. (Food, Beverage & Tobacco)	240,012
72,100	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	995,098
11,400	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,120,357
35,000	Shikoku Electric Power Co., Inc. (Utilities)	238,398
4,700	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	171,799
44,900	SoftBank Group Corp. (Telecommunication Services)	3,131,408
168,200	Sojitz Corp. (Capital Goods)	508,783
33,100	Square Enix Holdings Co. Ltd. (Media & Entertainment)	1,634,640
58,200	Subaru Corp. (Automobiles & Components)	1,153,494

Common Stocks – (continued)
Japan – (continued)
391,200	Sumitomo Corp. (Capital Goods)	5,245,381
68,900	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,445,123
111,200	Sumitomo Electric Industries Ltd. (Automobiles & Components)	1,642,416
14,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	492,949
31,800	Suzuki Motor Corp. (Automobiles & Components)	1,347,671
208,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	6,990,668
174,600	TIS, Inc. (Software & Services)	4,456,016
20,600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	8,907,118
31,200	Tosoh Corp. (Materials)	537,976
139,100	Toyo Tire Corp. (Automobiles & Components)	2,945,455
9,600	TS Tech Co. Ltd. (Automobiles & Components)	148,641
17,500	Wacoal Holdings Corp. (Consumer Durables & Apparel)	396,390
234,100	Yamada Holdings Co. Ltd. (Retailing)	1,082,508
21,600	Yellow Hat Ltd. (Retailing)	382,918
9,100	Yokohama Rubber Co. Ltd. (The) (Automobiles & Components)	195,449

		177,458,030

Luxembourg – 0.8%
51,680	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)*	5,911,093

Netherlands – 6.7%
25,296	ASM International NV (Semiconductors & Semiconductor Equipment)	8,343,311
17,088	ASML Holding NV (Semiconductors & Semiconductor Equipment)	11,796,175
80,092	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	6,825,261
91,568	ING Groep NV (Banks)	1,215,506
174,588	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	5,199,155
35,830	Koninklijke DSM NV (Materials)	6,697,813
53,896	PostNL NV (Transportation)	292,837
12,965	Randstad NV (Commercial & Professional Services)	993,900
33,249	Signify NV (Capital Goods)(b)	2,110,577
11,221	Van Lanschot Kempen NV CVA (Banks)	285,399
82,288	Wolters Kluwer NV (Commercial & Professional Services)	8,271,084

		52,031,018

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
New Zealand – 0.4%
27,359	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	$595,179
25,463	Xero Ltd. (Software & Services)*	2,619,118

		3,214,297

Norway – 1.9%
42,540	Aker BP ASA (Energy)	1,355,888
194,177	DNB ASA (Banks)	4,231,937
229,330	Europris ASA (Retailing)(b)	1,438,114
44,397	Golden Ocean Group Ltd. (Transportation)	490,558
14,504	Kid ASA (Retailing)(b)	179,233
651,872	Norsk Hydro ASA (Materials)	4,161,811
129,507	Orkla ASA (Food, Beverage & Tobacco)	1,319,825
55,750	SpareBank 1 SMN (Banks)	772,390
41,416	SpareBank 1 SR-Bank ASA (Banks)	547,070

		14,496,826

Portugal – 0.2%
303,868	EDP – Energias de Portugal SA (Utilities)	1,610,592

Singapore – 1.0%
350,733	DBS Group Holdings Ltd. (Banks)	7,802,866

South Africa – 1.0%
191,469	Anglo American plc (Materials)	7,619,351

Spain – 1.5%
29,160	ACS Actividades de Construccion y Servicios SA (Capital Goods)	781,735
565,109	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,505,364
236,837	Banco de Sabadell SA (Banks)*	161,691
844,515	Banco Santander SA (Banks)	3,230,316
340,723	Bankinter SA (Banks)	1,714,192
44,774	EDP Renovaveis SA (Utilities)	1,037,394
161,960	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)*	339,342
14,643	Viscofan SA (Food, Beverage & Tobacco)	1,020,665

		11,790,699

Sweden – 2.7%
148,381	Boliden AB (Materials)*	5,709,629
11,225	Evolution AB (Consumer Services)(b)	1,775,594
119,326	Kinnevik AB Class B (Diversified Financials)*	4,778,283
42,129	Lundin Energy AB (Energy)	1,493,578
21,815	Swedbank AB Class A (Banks)	406,128
712,340	Swedish Match AB (Food, Beverage & Tobacco)	6,074,925
39,278	Volvo AB Class B (Capital Goods)	946,577

		21,184,714

Common Stocks – (continued)
Switzerland – 12.2%
73,295	Adecco Group AG (Registered) (Commercial & Professional Services)	4,987,123
10	Chocoladefabriken Lindt & Spruengli AG (Registered) (Food, Beverage & Tobacco)	1,047,284
55,326	Cie Financiere Richemont SA (Consumer Durables & Apparel)	6,707,095
13,425	Kuehne + Nagel International AG (Registered) (Transportation)	4,594,831
11,268	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	7,988,525
61,625	Nestle SA (Registered) (Food, Beverage & Tobacco)	7,681,376
20,375	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,858,742
49,106	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	18,505,013
20,488	Sonova Holding AG (Registered) (Health Care Equipment & Services)	7,716,904
185,782	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	6,754,205
1,198	Swatch Group AG (The) (Consumer Durables & Apparel)	411,411
11,728	Swiss Life Holding AG (Registered) (Insurance)	5,705,127
9,401	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,658,381
503,453	UBS Group AG (Registered) (Diversified Financials)	7,711,503
19,596	Zurich Insurance Group AG (Insurance)	7,871,036

		94,198,556

Ukraine – 0.1%
159,031	Ferrexpo plc (Materials)	943,389

United Kingdom – 6.9%
8,738	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(d)	523,406
1,309,916	Aviva plc (Insurance)	7,353,810
152,511	Barratt Developments plc (Consumer Durables & Apparel)	1,468,480
292,911	BP plc ADR (Energy)	7,738,709
7,821	Clarkson plc (Transportation)	345,545
345,337	CNH Industrial NV (Capital Goods)	5,728,338
194,685	Experian plc (Commercial & Professional Services)	7,516,627
6,524	Games Workshop Group plc (Consumer Durables & Apparel)	1,028,854
62,543	Halfords Group plc (Retailing)*	373,056
62,399	Halma plc (Technology Hardware & Equipment)	2,324,691

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
60,061	IG Group Holdings plc (Diversified Financials)	$703,814
1,450,071	ITV plc (Media & Entertainment)*	2,520,224
270,098	JD Sports Fashion plc (Retailing)	3,437,172
5,852	Morgan Sindall Group plc (Capital Goods)	174,449
22,740	National Grid plc (Utilities)	289,245
47,782	Next plc (Retailing)*	5,200,296
73,739	Paragon Banking Group plc (Banks)	519,706
65,890	Persimmon plc (Consumer Durables & Apparel)	2,699,094
71,708	Phoenix Group Holdings plc (Insurance)	671,261
2,576	Reckitt Benckiser Group plc (Household & Personal Products)	227,590
42,054	Segro plc (REIT)	636,625
20,090	Unilever plc (Household & Personal Products)	1,174,159
11,361	Unilever plc ADR (Household & Personal Products)	664,618
293	Vistry Group plc (Consumer Durables & Apparel)	4,769

		53,324,538

United States – 2.9%
35,211	Ferguson plc (Capital Goods)	4,898,810
68,853	Schneider Electric SE (Capital Goods)	10,854,298
332,178	Stellantis NV (Automobiles & Components)	6,535,068

		22,288,176

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $517,369,676)		$747,265,574

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
510,450	0.026%	$510,450
(Cost $510,450)

TOTAL INVESTMENTS – 97.0% (Cost $517,880,126)		$747,776,024

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%		22,903,413

NET ASSETS – 100.0%		$770,679,437

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	All or a portion of security is on loan.

(e)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CVA	—Dutch Certification
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EURO STOXX 50 Index	80	09/17/2021	$3,847,047	$(62,360)
FTSE 100 Index	14	09/17/2021	1,351,858	(21,029)
Hang Seng Index	2	07/29/2021	368,739	(6,761)
MSCI Singapore Index	4	07/29/2021	105,734	(177)
SPI 200 Index	4	09/16/2021	541,689	(2,625)
TOPIX Index	10	09/09/2021	1,748,954	(13,345)

Total Futures Contracts				$(106,297)

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	U.S. Equity Dividend and Premium Fund	International Equity Dividend and Premium Fund	U.S. Tax-Managed Equity Fund	International Tax-Managed Equity Fund
Assets:
Investments in unaffiliated issuers, at value (cost $1,958,303,159, $143,367,783, $1,158,939,632 and $517,369,676)(a)	$2,952,034,543	$186,324,475	$2,281,546,635	$747,265,574
Investments in affiliated issuers, at value (cost $47,903,237, $0, $0 and $0)	47,903,237	—	—	—
Investments in affiliated securities lending reinvestment vehicle, at value (cost $188,100, $0, $1,610,495 and $510,450)	188,100	—	1,610,495	510,450
Cash	4,096,238	—	34,897,195	2,043,680
Foreign currencies, at value (cost $0, $347,146, $0 and $11,546,426)	—	345,562	—	11,472,545
Receivables:
Investments sold	8,746,221	—	—	109,957
Fund shares sold	3,118,739	878,413	7,281,333	7,620,635
Dividends	2,573,483	700,815	1,275,613	619,398
Foreign tax reclaims	134,930	1,792,069	—	2,455,895
Reimbursement from investment adviser	46,479	36,981	—	43,469
Securities lending income	149	—	380	164
Due from custodian	—	—	—	1,112,078
Variation margin on futures	54,127	—	30,120	—
Other assets	63,486	34,692	69,092	52,273
Total assets	3,018,959,732	190,113,007	2,326,710,863	773,306,118

Liabilities:
Written options, at value (premiums received $27,061,675, $1,914,097, $0 and $0)	29,834,010	1,083,290	—	—
Variation margin on futures	—	434	—	51,717
Payables:
Investments purchased	25,260,750	—	—	1,112,078
Fund shares redeemed	3,334,635	153,113	303,294	88,727
Management fees	1,575,726	127,291	1,250,865	540,529
Distribution and Service fees and Transfer Agency fees	273,422	6,198	102,233	22,635
Payable upon return of securities loaned	188,100	—	1,610,495	510,450
Due to custodian	—	339,795	—	—
Accrued expenses	559,622	422,616	263,533	300,545
Total liabilities	61,026,265	2,132,737	3,530,420	2,626,681

Net Assets:
Paid-in capital	1,979,998,196	231,794,436	1,173,346,236	596,962,637
Total distributable earnings (loss)	977,935,271	(43,814,166)	1,149,834,207	173,716,800
NET ASSETS	$2,957,933,467	$187,980,270	$2,323,180,443	$770,679,437
Net Assets:
Class A	$165,408,254	$2,209,186	$89,049,107	$7,196,525
Class C	112,526,581	386,198	20,126,549	993,428
Institutional	1,362,322,791	5,136,443	57,351,319	10,900,639
Service	—	—	2,221,082	—
Investor	428,995,916	5,103,859	18,806,587	9,007,307
Class R6	234,308,937	92,394,229	1,944,410,980	664,363,692
Class P	654,370,988	82,750,355	191,214,819	78,217,846
Total Net Assets	$2,957,933,467	$187,980,270	$2,323,180,443	$770,679,437
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	10,389,695	292,984	2,560,842	586,504
Class C	7,099,087	53,113	617,166	83,306
Institutional	85,838,421	695,705	1,606,420	888,829
Service	—	—	63,552	—
Investor	27,012,833	692,956	531,667	734,447
Class R6	14,770,216	12,516,659	54,943,091	54,538,044
Class P	41,239,163	11,193,651	5,401,872	6,418,125
Net asset value, offering and redemption price per share:(b)
Class A	$15.92	$7.54	$34.77	$12.27
Class C	15.85	7.27	32.61	11.93
Institutional	15.87	7.38	35.70	12.26
Service	—	—	34.95	—
Investor	15.88	7.37	35.37	12.26
Class R6	15.86	7.38	35.39	12.18
Class P	15.87	7.39	35.40	12.19

(a)	Includes loaned securities having a market value of $184,184, $1,566,036 and $497,170, for the U.S. Equity Dividend and Premium, U.S. Tax-Managed Equity and International Tax-Managed Equity Funds, respectively.
(a)	Maximum public offering price per share for Class A Shares of the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, U.S. Tax-Managed Equity and International Tax-Managed Equity Funds is $16.85, $7.98, $36.79 and $12.98, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

		U.S. Equity Dividend and Premium Fund	International Equity Dividend and Premium Fund	U.S. Tax-Managed Equity Fund	International Tax-Managed Equity Fund
	Investment income:

	Dividends — unaffiliated issuers (net of foreign taxes withheld of $0, $408,980, $10,408 and $1,174,320)	$29,122,237	$3,748,510	$11,740,829	$13,403,791

	Securities lending income — affiliated issuer	26,708	128	1,203	885

	Dividends — affiliated issuers	10,347	65	1,059	—

	Interest	87	—	—	—

Other income		—	138,454	—	61,910

	Total investment income	29,159,379	3,887,157	11,743,091	13,466,586

	Expenses:

	Management fees	9,756,019	776,804	6,911,821	3,193,197

	Transfer Agency fees(a)	924,481	33,775	393,965	124,049

	Distribution and Service (12b-1) fees(a)	616,304	4,457	178,220	12,386

	Custody, accounting and administrative services	167,446	74,672	105,658	137,301

	Service fees — Class C	142,632	587	23,812	1,268

	Printing and mailing costs	122,719	20,614	31,650	25,287

	Registration fees	67,490	36,201	45,777	59,565

	Professional fees	53,096	69,921	52,527	66,174

	Trustee fees	11,461	9,566	10,765	9,947

	Shareholder administration fees — Service Shares	—	—	2,593	—

	Other	50,554	55,298	24,391	22,446

	Total expenses	11,912,202	1,081,895	7,781,179	3,651,620

	Less — expense reductions	(921,768)	(225,976)	(25,023)	(273,140)

	Net expenses	10,990,434	855,919	7,756,156	3,378,480

	NET INVESTMENT INCOME	18,168,945	3,031,238	3,986,935	10,088,106

	Realized and unrealized gain (loss):

	Net realized gain (loss) from:

	Investments — unaffiliated issuers	53,921,005	8,585,078	4,717,227	15,887,293

	In-kind transactions from affiliated Underlying Funds	—	—	34,594,991	20,045,635

	Futures contracts	5,190,981	146,392	2,680,261	1,016,359

	Foreign currency transactions	(563)	(121,974)	—	210,365

	Written options	(69,260,639)	(4,166,797)	—	—

	Net change in unrealized gain (loss) on:

	Investments — unaffiliated issuers	312,257,060	4,230,460	285,783,036	14,229,948

	Futures contracts	162,627	17,039	201,004	(223,657)

	Foreign currency translation	(1,841)	(79,726)	—	(275,113)

	Written options	19,320,974	997,364	—	—

	Net realized and unrealized gain	321,589,604	9,607,836	327,976,519	50,890,830

	NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$339,758,549	$12,639,074	$331,963,454	$60,978,936

(a)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or (12b-1) Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
U.S. Equity Dividend and Premium	$188,409	$427,895	$—	$120,583	$91,285	$257,786	$—	$329,067	$32,259	$93,501
International Equity Dividend and Premium	2,696	1,761	—	1,726	375	1,027	—	3,743	14,183	12,721
U.S. Tax-Managed Equity	104,192	71,435	2,593	66,683	15,240	10,301	415	13,710	262,075	25,541
International Tax-Managed Equity	8,581	3,805	—	5,491	812	2,108	—	7,018	97,532	11,088

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2021 (Unaudited)

	U.S. Equity Dividend and Premium Fund		International Equity Dividend and Premium Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020
From operations:
Net investment income	$18,168,945	$42,628,482	$3,031,238	$5,693,933
Net realized gain (loss)	(10,149,216)	159,096,999	4,442,699	(39,437,182)
Net change in unrealized gain	331,738,820	67,663,187	5,165,137	21,956,401
Net increase (decrease) in net assets resulting from operations	339,758,549	269,388,668	12,639,074	(11,786,848)

Distributions to shareholders:
From distributable earnings:
Class A Shares	(791,585)	(8,813,798)	(27,010)	(45,797)
Class C Shares	(136,446)	(7,122,278)	(3,164)	(11,424)
Institutional Shares	(8,644,732)	(86,526,760)	(72,335)	(139,608)
Investor Shares	(2,543,910)	(28,195,263)	(67,780)	(108,837)
Class R6 Shares	(1,427,267)	(14,541,591)	(1,299,749)	(2,843,419)
Class P Shares	(4,212,086)	(41,326,407)	(1,167,791)	(2,619,218)
Return of capital
Class A Shares	—	(34,917)	—	(1,071)
Class C Shares	—	(32,721)	—	(382)
Institutional Shares	—	(320,645)	—	(2,873)
Investor Shares	—	(111,393)	—	(2,391)
Class R6 Shares	—	(57,937)	—	(57,728)
Class P Shares	—	(157,363)	—	(53,449)
Total distributions to shareholders	(17,756,026)	(187,241,073)	(2,637,829)	(5,886,197)

From share transactions:
Proceeds from sales of shares	255,049,000	650,146,397	7,555,751	24,809,273
Reinvestment of distributions	16,056,205	169,859,628	2,600,090	5,825,672
Cost of shares redeemed	(346,829,622)	(1,193,732,492)	(33,023,777)	(110,895,820)
Net decrease in net assets resulting from share transactions	(75,724,417)	(373,726,467)	(22,867,936)	(80,260,875)

TOTAL INCREASE (DECREASE)	246,278,106	(291,578,872)	(12,866,691)	(97,933,920)

Net Assets:
Beginning of period	2,711,655,361	3,003,234,233	200,846,961	298,780,881
End of period	$2,957,933,467	$2,711,655,361	$187,980,270	$200,846,961

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Changes in Net Assets (continued)

For the Six Months Ended June 30, 2021 (Unaudited)

	U.S. Tax-Managed Equity Fund		International Tax-Managed Equity Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020
From operations:
Net investment income	$3,986,935	$9,058,310	$10,088,106	$9,515,616
Net realized gain (loss)	41,992,479	64,937,751	37,159,652	(73,126,704)
Net change in unrealized gain	285,984,040	173,716,486	13,731,178	121,870,409
Net increase in net assets resulting from operations	331,963,454	247,712,547	60,978,936	58,259,321

Distributions to shareholders:
From distributable earnings:
Class A Shares	—	(227,570)	—	(83,262)
Class C Shares	—	—	—	(4,591)
Institutional Shares	—	(272,887)	—	(142,381)
Service Shares	—	(3,211)	—	—
Investor Shares	—	(78,104)	—	(120,706)
Class R6 Shares	—	(9,022,049)	—	(9,502,533)
Class P Shares	—	(892,356)	—	(998,750)
Return of capital
Class A Shares	—	(95,505)	—	—
Institutional Shares	—	(58,669)	—	—
Service Shares	—	(2,439)	—	—
Investor Shares	—	(19,743)	—	—
Class R6 Shares	—	(1,942,310)	—	—
Class P Shares	—	(188,413)	—	—
Total distributions to shareholders	—	(12,803,256)	—	(10,852,223)

From share transactions:
Proceeds from sales of shares	224,882,324	116,867,565	45,683,502	81,613,669
Proceeds paid in connection with in-kind transactions	(42,000,000)	(92,360,000)	(56,160,000)	—
Reinvestment of distributions	—	12,717,767	—	10,851,335
Cost of shares redeemed	(42,115,659)	(291,799,400)	(15,629,167)	(175,459,100)
Net increase (decrease) in net assets resulting from share transactions	140,766,665	(254,574,068)	(26,105,665)	(82,994,096)

TOTAL INCREASE (DECREASE)	472,730,119	(19,664,777)	34,873,271	(35,586,998)

Net Assets:
Beginning of period	1,850,450,324	1,870,115,101	735,806,166	771,393,164
End of period	$2,323,180,443	$1,850,450,324	$770,679,437	$735,806,166

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$14.20		$13.38	$11.46	$13.16	$12.11	$11.34

Net investment income(a)	0.08		0.18	0.21	0.21	0.19	0.20

Net realized and unrealized gain (loss)	1.72		1.61	2.57	(1.05)	1.61	1.21

Total from investment operations	1.80		1.79	2.78	(0.84)	1.80	1.41

Distributions to shareholders from net investment income	(0.08)		(0.19)	(0.21)	(0.22)	(0.19)	(0.19)

Distributions to shareholders from net realized gains	—		(0.78)	(0.65)	(0.64)	(0.56)	(0.45)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	—

Total distributions	(0.08)		(0.97)	(0.86)	(0.86)	(0.75)	(0.64)

Net asset value, end of period	$15.92		$14.20	$13.38	$11.46	$13.16	$12.11

Total return(c)	12.67%		13.62%	24.62%	(6.63)%	14.83%	12.73%

Net assets, end of period (in 000s)	$165,408		$135,937	$195,689	$187,524	$275,451	$294,401

Ratio of net expenses to average net assets	1.06	%(d)	1.09%	1.12%	1.12%	1.13%	1.16%

Ratio of total expenses to average net assets	1.14	%(d)	1.15%	1.16%	1.15%	1.15%	1.19%

Ratio of net investment income to average net assets	1.02	%(d)	1.41%	1.65%	1.61%	1.47%	1.67%

Portfolio turnover rate(e)	7%		39%	26%	37%	34%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$14.14		$13.33	$11.41	$13.11	$12.07	$11.31

Net investment income(a)	0.02		0.08	0.12	0.11	0.10	0.11

Net realized and unrealized gain (loss)	1.71		1.60	2.57	(1.05)	1.60	1.21

Total from investment operations	1.73		1.68	2.69	(0.94)	1.70	1.32

Distributions to shareholders from net investment income	(0.02)		(0.09)	(0.12)	(0.12)	(0.10)	(0.11)

Distributions to shareholders from net realized gains	—		(0.78)	(0.65)	(0.64)	(0.56)	(0.45)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	—

Total distributions	(0.02)		(0.87)	(0.77)	(0.76)	(0.66)	(0.56)

Net asset value, end of period	$15.85		$14.14	$13.33	$11.41	$13.11	$12.07

Total return(c)	12.23%		12.83%	23.72%	(7.38)%	13.99%	11.92%

Net assets, end of period (in 000s)	$112,527		$118,819	$141,029	$139,580	$177,178	$142,909

Ratio of net expenses to average net assets	1.81	%(d)	1.84%	1.87%	1.87%	1.88%	1.91%

Ratio of total expenses to average net assets	1.89	%(d)	1.90%	1.91%	1.90%	1.90%	1.94%

Ratio of net investment income to average net assets	0.28	%(d)	0.64%	0.90%	0.86%	0.76%	0.92%

Portfolio turnover rate(e)	7%		39%	26%	37%	34%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$14.16		$13.35	$11.43	$13.13	$12.09	$11.31

Net investment income(a)	0.10		0.23	0.26	0.27	0.24	0.24

Net realized and unrealized gain (loss)	1.71		1.60	2.57	(1.06)	1.60	1.22

Total from investment operations	1.81		1.83	2.83	(0.79)	1.84	1.46

Distributions to shareholders from net investment income	(0.10)		(0.24)	(0.26)	(0.27)	(0.24)	(0.23)

Distributions to shareholders from net realized gains	—		(0.78)	(0.65)	(0.64)	(0.56)	(0.45)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	—

Total distributions	(0.10)		(1.02)	(0.91)	(0.91)	(0.80)	(0.68)

Net asset value, end of period	$15.87		$14.16	$13.35	$11.43	$13.13	$12.09

Total return(c)	12.81%		14.12%	25.06%	(6.28)%	15.31%	13.17%

Net assets, end of period (in 000s)	$1,362,323		$1,252,383	$1,242,858	$1,106,179	$2,565,883	$2,062,756

Ratio of net expenses to average net assets	0.71	%(d)	0.72%	0.75%	0.74%	0.74%	0.76%

Ratio of total expenses to average net assets	0.77	%(d)	0.78%	0.77%	0.76%	0.76%	0.79%

Ratio of net investment income to average net assets	1.37	%(d)	1.73%	2.02%	2.01%	1.89%	2.07%

Portfolio turnover rate(e)	7%		39%	26%	37%	34%	23%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Investor Shares(a)
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$14.17		$13.36	$11.44	$13.14	$12.10	$11.33

Net investment income(b)	0.10		0.21	0.25	0.25	0.23	0.23

Net realized and unrealized gain (loss)	1.70		1.60	2.57	(1.06)	1.60	1.21

Total from investment operations	1.80		1.81	2.82	(0.81)	1.83	1.44

Distributions to shareholders from net investment income	(0.09)		(0.22)	(0.25)	(0.25)	(0.23)	(0.22)

Distributions to shareholders from net realized gains	—		(0.78)	(0.65)	(0.64)	(0.56)	(0.45)

Distributions to shareholders from return of capital	—		— (c)	—	—	—	—

Total distributions	(0.09)		(1.00)	(0.90)	(0.89)	(0.79)	(0.67)

Net asset value, end of period	$15.88		$14.17	$13.36	$11.44	$13.14	$12.10

Total return(d)	12.83%		13.90%	25.00%	(6.47)%	15.18%	12.92%

Net assets, end of period (in 000s)	$428,996		$402,711	$468,254	$432,136	$473,178	$174,527

Ratio of net expenses to average net assets	0.81	%(e)	0.83%	0.87%	0.87%	0.88%	0.91%

Ratio of total expenses to average net assets	0.89	%(e)	0.90%	0.91%	0.90%	0.90%	0.94%

Ratio of net investment income to average net assets	1.27	%(e)	1.64%	1.90%	1.86%	1.76%	1.90%

Portfolio turnover rate(f)	7%		39%	26%	37%	34%	23%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		April 30, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$14.15		$13.34	$11.42	$12.84

Net investment income(a)	0.10		0.23	0.26	0.17

Net realized and unrealized gain (loss)	1.71		1.60	2.57	(0.75)

Total from investment operations	1.81		1.83	2.83	(0.58)

Distributions to shareholders from net investment income	(0.10)		(0.24)	(0.26)	(0.20)

Distributions to shareholders from net realized gains	—		(0.78)	(0.65)	(0.64)

Distributions to shareholders from return of capital	—		— (b)	—	—

Total distributions	(0.10)		(1.02)	(0.91)	(0.84)

Net asset value, end of period	$15.86		$14.15	$13.34	$11.42

Total return(c)	12.83%		14.13%	25.09%	(4.78)%

Net assets, end of period (in 000s)	$234,309		$208,584	$275,973	$252,381

Ratio of net expenses to average net assets	0.70	%(d)	0.72%	0.74%	0.73	%(d)

Ratio of total expenses to average net assets	0.76	%(d)	0.77%	0.76%	0.76	%(d)

Ratio of net investment income to average net assets	1.37	%(d)	1.77%	2.03%	1.91	%(d)

Portfolio turnover rate(e)	7%		39%	26%	37%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Dividend and Premium Fund
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		April 17, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$14.15		$13.34	$11.43	$13.12

Net investment income(a)	0.10		0.23	0.26	0.18

Net realized and unrealized gain (loss)	1.72		1.60	2.56	(1.03)

Total from investment operations	1.82		1.83	2.82	(0.85)

Distributions to shareholders from net investment income	(0.10)		(0.24)	(0.26)	(0.20)

Distributions to shareholders from net realized gains	—		(0.78)	(0.65)	(0.64)

Distributions to shareholders from return of capital	—		— (b)	—	—

Total distributions	(0.10)		(1.02)	(0.91)	(0.84)

Net asset value, end of period	$15.87		$14.15	$13.34	$11.43

Total return(c)	12.90%		14.05%	25.07%	(6.73)%

Net assets, end of period (in 000s)	$654,371		$593,220	$679,431	$648,424

Ratio of net expenses to average net assets	0.70	%(d)	0.72%	0.74%	0.73	%(d)

Ratio of total expenses to average net assets	0.76	%(d)	0.77%	0.76%	0.76	%(d)

Ratio of net investment income to average net assets	1.38	%(d)	1.76%	2.03%	1.93	%(d)

Portfolio turnover rate(e)	7%		39%	26%	37%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.16		$7.28	$6.55	$7.76	$6.43	$6.56

Net investment income(a)	0.11		0.15	0.20	0.20	0.15	0.18

Net realized and unrealized gain (loss)	0.36		(0.11)	0.73	(1.22)	1.34	(0.14)

Total from investment operations	0.47		0.04	0.93	(1.02)	1.49	0.04

Distributions to shareholders from net investment income	(0.09)		(0.16)	(0.20)	(0.19)	(0.16)	(0.17)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	—

Total distributions	(0.09)		(0.16)	(0.20)	(0.19)	(0.16)	(0.17)

Net asset value, end of period	$7.54		$7.16	$7.28	$6.55	$7.76	$6.43

Total return(c)	6.59%		0.93%	14.42%	(13.34)%	23.36%	0.66%

Net assets, end of period (in 000s)	$2,209		$2,050	$2,424	$2,232	$3,962	$5,968

Ratio of net expenses to average net assets	1.23	%(d)	1.27%	1.33%	1.34%	1.34%	1.37%

Ratio of total expenses to average net assets	1.50	%(d)	1.48%	1.44%	1.38%	1.34%	1.38%

Ratio of net investment income to average net assets	2.81	%(d)	2.39%	2.86%	2.71%	2.16%	2.87%

Portfolio turnover rate(e)	10%		34%	9%	14%	17%	18%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$6.90		$7.02	$6.32	$7.48	$6.21	$6.35

Net investment income(a)	0.06		0.10	0.14	0.16	0.09	0.12

Net realized and unrealized gain (loss)	0.37		(0.11)	0.71	(1.20)	1.30	(0.14)

Total from investment operations	0.43		(0.01)	0.85	(1.04)	1.39	(0.02)

Distributions to shareholders from net investment income	(0.06)		(0.11)	(0.15)	(0.12)	(0.12)	(0.12)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	—

Total distributions	(0.06)		(0.11)	(0.15)	(0.12)	(0.12)	(0.12)

Net asset value, end of period	$7.27		$6.90	$7.02	$6.32	$7.48	$6.21

Total return(c)	6.22%		0.18%	13.54%	(14.01)%	22.50%	(0.21)%

Net assets, end of period (in 000s)	$386		$621	$815	$1,252	$4,276	$2,549

Ratio of net expenses to average net assets	1.98	%(d)	2.02%	2.08%	2.09%	2.09%	2.12%

Ratio of total expenses to average net assets	2.25	%(d)	2.23%	2.19%	2.11%	2.09%	2.13%

Ratio of net investment income to average net assets	1.75	%(d)	1.63%	2.11%	2.24%	1.29%	2.00%

Portfolio turnover rate(e)	10%		34%	9%	14%	17%	18%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.01		$7.14	$6.42	$7.62	$6.32	$6.46

Net investment income(a)	0.12		0.16	0.22	0.31	0.18	0.19

Net realized and unrealized gain (loss)	0.35		(0.10)	0.73	(1.29)	1.31	(0.14)

Total from investment operations	0.47		0.06	0.95	(0.98)	1.49	0.05

Distributions to shareholders from net investment income	(0.10)		(0.19)	(0.23)	(0.22)	(0.19)	(0.19)

Distributions to shareholders from return of capital	—		— (b)	—	—	—	—

Total distributions	(0.10)		(0.19)	(0.23)	(0.22)	(0.19)	(0.19)

Net asset value, end of period	$7.38		$7.01	$7.14	$6.42	$7.62	$6.32

Total return(c)	6.76%		1.18%	14.82%	(12.96)%	23.85%	0.92%

Net assets, end of period (in 000s)	$5,136		$4,897	$12,005	$15,696	$399,955	$307,311

Ratio of net expenses to average net assets	0.89	%(d)	0.92%	0.95%	0.95%	0.95%	0.97%

Ratio of total expenses to average net assets	1.13	%(d)	1.10%	1.06%	0.95%	0.95%	0.98%

Ratio of net investment income to average net assets	3.15	%(d)	2.51%	3.28%	4.12%	2.58%	3.08%

Portfolio turnover rate(e)	10%		34%	9%	14%	17%	18%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Investor Shares(a)
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$7.00		$7.12	$6.41	$7.60	$6.31	$6.44

Net investment income(b)	0.11		0.15	0.21	0.20	0.17	0.17

Net realized and unrealized gain (loss)	0.36		(0.09)	0.72	(1.18)	1.30	(0.11)

Total from investment operations	0.47		0.06	0.93	(0.98)	1.47	0.06

Distributions to shareholders from net investment income	(0.10)		(0.18)	(0.22)	(0.21)	(0.18)	(0.19)

Distributions to shareholders from return of capital	—		— (c)	—	—	—	—

Total distributions	(0.10)		(0.18)	(0.22)	(0.21)	(0.18)	(0.19)

Net asset value, end of period	$7.37		$7.00	$7.12	$6.41	$7.60	$6.31

Total return(d)	6.73%		1.20%	14.71%	(13.10)%	23.58%	0.96%

Net assets, end of period (in 000s)	$5,104		$4,288	$8,915	$8,207	$6,048	$2,111

Ratio of net expenses to average net assets	0.98	%(e)	1.03%	1.08%	1.09%	1.09%	1.12%

Ratio of total expenses to average net assets	1.25	%(e)	1.23%	1.19%	1.14%	1.09%	1.13%

Ratio of net investment income to average net assets	3.09	%(e)	2.39%	3.14%	2.76%	2.36%	2.64%

Portfolio turnover rate(f)	10%		34%	9%	14%	17%	18%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		April 30, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$7.01		$7.13	$6.42	$7.60

Net investment income(a)	0.11		0.17	0.22	0.08

Net realized and unrealized gain (loss)	0.36		(0.10)	0.72	(1.07)

Total from investment operations	0.47		0.07	0.94	(0.99)

Distributions to shareholders from net investment income	(0.10)		(0.19)	(0.23)	(0.19)

Distributions to shareholders from return of capital	—		— (b)	—	—

Total distributions	(0.10)		(0.19)	(0.23)	(0.19)

Net asset value, end of period	$7.38		$7.01	$7.13	$6.42

Total return(c)	6.76%		1.34%	14.85%	(13.25)%

Net assets, end of period (in 000s)	$92,394		$102,041	$136,241	$125,311

Ratio of net expenses to average net assets	0.88	%(d)	0.90%	0.94%	0.93	%(d)

Ratio of total expenses to average net assets	1.12	%(d)	1.10%	1.05%	1.03	%(d)

Ratio of net investment income to average net assets	3.07	%(d)	2.70%	3.23%	1.81	%(d)

Portfolio turnover rate(e)	10%		34%	9%	14%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Dividend and Premium Fund
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		April 17, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$7.02		$7.14	$6.43	$7.71

Net investment income(a)	0.12		0.17	0.22	0.09

Net realized and unrealized gain (loss)	0.35		(0.10)	0.72	(1.18)

Total from investment operations	0.47		0.07	0.94	(1.09)

Distributions to shareholders from net investment income	(0.10)		(0.19)	(0.23)	(0.19)

Distributions to shareholders from return of capital	—		— (b)	—	—

Total distributions	(0.10)		(0.19)	(0.23)	(0.19)

Net asset value, end of period	$7.39		$7.02	$7.14	$6.43

Total return(c)	6.75%		1.33%	14.83%	(14.35)%

Net assets, end of period (in 000s)	$82,750		$86,949	$138,381	$162,129

Ratio of net expenses to average net assets	0.88	%(d)	0.90%	0.94%	0.93	%(d)

Ratio of total expenses to average net assets	1.12	%(d)	1.10%	1.05%	1.03	%(d)

Ratio of net investment income to average net assets	3.12	%(d)	2.67%	3.26%	1.81	%(d)

Portfolio turnover rate(e)	10%		34%	9%	14%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$29.78		$25.54	$20.43	$22.37	$18.75	$17.28

Net investment income(a)	0.01		0.06	0.11	0.10	0.13	0.11

Net realized and unrealized gain (loss)	4.98		4.31	5.09	(1.93)	3.60	1.47

Total from investment operations	4.99		4.37	5.20	(1.83)	3.73	1.58

Distributions to shareholders from net investment income	—		(0.09)	(0.09)	(0.11)	(0.11)	(0.11)

Distributions to shareholders from return of capital	—		(0.04)	—	—	—	—

Total distributions	—		(0.13)	(0.09)	(0.11)	(0.11)	(0.11)

Net asset value, end of period	$34.77		$29.78	$25.54	$20.43	$22.37	$18.75

Total return(b)	16.76%		17.06%	25.48%	(8.15)%	19.88%	9.09%

Net assets, end of period (in 000s)	$89,049		$75,584	$68,427	$57,833	$50,218	$51,206

Ratio of net expenses to average net assets	1.06	%(c)	1.08%	1.10%	1.14%	1.15%	1.17%

Ratio of total expenses to average net assets	1.10	%(c)	1.12%	1.13%	1.14%	1.15%	1.17%

Ratio of net investment income to average net assets	0.07	%(c)	0.24%	0.47%	0.44%	0.61%	0.61%

Portfolio turnover rate(d)	45%		177%	205%	152%	108%	118%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$28.04		$24.11	$19.36	$21.24	$17.86	$16.48

Net investment loss(a)	(0.10)		(0.13)	(0.06)	(0.07)	(0.03)	(0.02)

Net realized and unrealized gain (loss)	4.67		4.06	4.81	(1.81)	3.41	1.40

Total from investment operations	4.57		3.93	4.75	(1.88)	3.38	1.38

Net asset value, end of period	$32.61		$28.04	$24.11	$19.36	$21.24	$17.86

Total return(b)	16.30%		16.25%	24.54%	(8.85)%	18.93%	8.35%

Net assets, end of period (in 000s)	$20,127		$19,502	$18,341	$14,380	$22,337	$22,512

Ratio of net expenses to average net assets	1.81	%(c)	1.83%	1.85%	1.88%	1.90%	1.92%

Ratio of total expenses to average net assets	1.85	%(c)	1.87%	1.88%	1.89%	1.90%	1.92%

Ratio of net investment loss to average net assets	(0.69	)%(c)	(0.53)%	(0.28)%	(0.33)%	(0.14)%	(0.15)%

Portfolio turnover rate(d)	45%		177%	205%	152%	108%	118%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$30.53		$26.16	$20.91	$22.71	$19.04	$17.53

Net investment income(a)	0.07		0.15	0.20	0.19	0.21	0.18

Net realized and unrealized gain (loss)	5.10		4.43	5.23	(1.97)	3.65	1.51

Total from investment operations	5.17		4.58	5.43	(1.78)	3.86	1.69

Distributions to shareholders from net investment income	—		(0.17)	(0.18)	(0.02)	(0.19)	(0.18)

Distributions to shareholders from return of capital	—		(0.04)	—	—	—	—

Total distributions	—		(0.21)	(0.18)	(0.02)	(0.19)	(0.18)

Net asset value, end of period	$35.70		$30.53	$26.16	$20.91	$22.71	$19.04

Total return(b)	16.93%		17.48%	25.90%	(7.78)%	20.29%	9.61%

Net assets, end of period (in 000s)	$57,351		$47,997	$45,718	$34,812	$1,395,335	$1,057,850

Ratio of net expenses to average net assets	0.73	%(c)	0.74%	0.74%	0.74%	0.75%	0.77%

Ratio of total expenses to average net assets	0.73	%(c)	0.75%	0.75%	0.74%	0.75%	0.77%

Ratio of net investment income to average net assets	0.40	%(c)	0.56%	0.83%	0.79%	1.02%	1.01%

Portfolio turnover rate(d)	45%		177%	205%	152%	108%	118%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$29.96		$25.70	$20.57	$22.51	$18.88	$17.33

Net investment income (loss)(a)	(0.02)		0.02	0.08	0.08	0.11	0.09

Net realized and unrealized gain (loss)	5.01		4.33	5.13	(1.94)	3.61	1.49

Total from investment operations	4.99		4.35	5.21	(1.86)	3.72	1.58

Distributions to shareholders from net investment income	—		(0.05)	(0.08)	(0.08)	(0.09)	(0.03)

Distributions to shareholders from return of capital	—		(0.04)	—	—	—	—

Total distributions	—		(0.09)	(0.08)	(0.08)	(0.09)	(0.03)

Net asset value, end of period	$34.95		$29.96	$25.70	$20.57	$22.51	$18.88

Total return(b)	16.66%		16.87%	25.31%	(8.26)%	19.71%	9.07%

Net assets, end of period (in 000s)	$2,221		$1,932	$1,649	$732	$736	$614

Ratio of net expenses to average net assets	1.23	%(c)	1.24%	1.24%	1.25%	1.25%	1.27%

Ratio of total expenses to average net assets	1.23	%(c)	1.25%	1.25%	1.25%	1.25%	1.27%

Ratio of net investment income (loss) to average net assets	(0.11	)%(c)	0.08%	0.33%	0.33%	0.52%	0.53%

Portfolio turnover rate(d)	45%		177%	205%	152%	108%	118%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Investor Shares(a)
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$30.26		$25.93	$20.73	$22.70	$19.03	$17.54

Net investment income(b)	0.05		0.12	0.17	0.16	0.18	0.15

Net realized and unrealized gain (loss)	5.06		4.40	5.18	(1.97)	3.65	1.50

Total from investment operations	5.11		4.52	5.35	(1.81)	3.83	1.65

Distributions to shareholders from net investment income	—		(0.15)	(0.15)	(0.16)	(0.16)	(0.16)

Distributions to shareholders from return of capital	—		(0.04)	—	—	—	—

Total distributions	—		(0.19)	(0.15)	(0.16)	(0.16)	(0.16)

Net asset value, end of period	$35.37		$30.26	$25.93	$20.73	$22.70	$19.03

Total return(c)	16.89%		17.38%	25.82%	(7.95)%	20.14%	9.40%

Net assets, end of period (in 000s)	$18,807		$15,938	$21,591	$17,894	$17,251	$14,262

Ratio of net expenses to average net assets	0.81	%(d)	0.83%	0.85%	0.89%	0.90%	0.92%

Ratio of total expenses to average net assets	0.85	%(d)	0.87%	0.88%	0.89%	0.90%	0.93%

Ratio of net investment income to average net assets	0.32	%(d)	0.46%	0.72%	0.68%	0.88%	0.84%

Portfolio turnover rate(e)	45%		177%	205%	152%	108%	118%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		April 30, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$30.26		$25.93	$20.73	$22.93

Net investment income(a)	0.07		0.15	0.20	0.13

Net realized and unrealized gain (loss)	5.06		4.40	5.18	(2.14)

Total from investment operations	5.13		4.55	5.38	(2.01)

Distributions to shareholders from net investment income	—		(0.18)	(0.18)	(0.19)

Distributions to shareholders from return of capital	—		(0.04)	—	—

Total distributions	—		(0.22)	(0.18)	(0.19)

Net asset value, end of period	$35.39		$30.26	$25.93	$20.73

Total return(b)	16.95%		17.49%	25.96%	(8.72)%

Net assets, end of period (in 000s)	$1,944,411		$1,536,722	$1,575,990	$1,263,556

Ratio of net expenses to average net assets	0.72	%(c)	0.73%	0.73%	0.74	%(c)

Ratio of total expenses to average net assets	0.72	%(c)	0.74%	0.74%	0.74	%(c)

Ratio of net investment income to average net assets	0.41	%(c)	0.57%	0.84%	0.85	%(c)

Portfolio turnover rate(d)	45%		177%	205%	152%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Tax-Managed Equity Fund
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		April 17, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$30.27		$25.94	$20.74	$23.43

Net investment income(a)	0.07		0.15	0.20	0.16

Net realized and unrealized gain (loss)	5.06		4.40	5.18	(2.66)

Total from investment operations	5.13		4.55	5.38	(2.50)

Distributions to shareholders from net investment income	—		(0.18)	(0.18)	(0.19)

Distributions to shareholders from return of capital	—		(0.04)	—	—

Total distributions	—		(0.22)	(0.18)	(0.19)

Net asset value, end of period	$35.40		$30.27	$25.94	$20.74

Total return(b)	16.95%		17.48%	25.94%	(10.62)%

Net assets, end of period (in 000s)	$191,215		$152,775	$138,399	$97,892

Ratio of net expenses to average net assets	0.72	%(c)	0.73%	0.73%	0.74	%(c)

Ratio of total expenses to average net assets	0.72	%(c)	0.74%	0.74%	0.75	%(c)

Ratio of net investment income to average net assets	0.41	%(c)	0.59%	0.83%	0.95	%(c)

Portfolio turnover rate(d)	45%		177%	205%	152%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.32		$10.43	$8.93	$10.93	$8.62	$8.67

Net investment income(a)	0.14		0.10	0.18	0.18	0.11	0.12

Net realized and unrealized gain (loss)	0.81		0.92	1.49	(2.03)	2.38	(0.04)

Total from investment operations	0.95		1.02	1.67	(1.85)	2.49	0.08

Distributions to shareholders from net investment income	—		(0.13)	(0.17)	(0.15)	(0.18)	(0.13)

Net asset value, end of period	$12.27		$11.32	$10.43	$8.93	$10.93	$8.62

Total return(b)	8.39%		9.75%	18.66%	(16.86)%	28.85%	0.93%

Net assets, end of period (in 000s)	$7,197		$6,662	$8,419	$8,145	$9,429	$5,082

Ratio of net expenses to average net assets	1.22	%(c)	1.23%	1.25%	1.29%	1.31%	1.38%

Ratio of total expenses to average net assets	1.34	%(c)	1.36%	1.37%	1.37%	1.36%	1.39%

Ratio of net investment income to average net assets	2.37	%(c)	1.07%	1.81%	1.69%	1.04%	1.37%

Portfolio turnover rate(d)	67%		177%	231%	177%	134%	125%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.04		$10.18	$8.68	$10.59	$8.39	$8.45

Net investment income(a)	0.09		0.03	0.12	0.10	0.04	0.06

Net realized and unrealized gain (loss)	0.80		0.88	1.42	(1.94)	2.30	(0.05)

Total from investment operations	0.89		0.91	1.54	(1.84)	2.34	0.01

Distributions to shareholders from net investment income	—		(0.05)	(0.04)	(0.07)	(0.14)	(0.07)

Net asset value, end of period	$11.93		$11.04	$10.18	$8.68	$10.59	$8.39

Total return(b)	8.06%		8.89%	17.74%	(17.39)%	27.85%	0.11%

Net assets, end of period (in 000s)	$993		$1,060	$1,308	$2,551	$2,661	$1,012

Ratio of net expenses to average net assets	1.97	%(c)	1.98%	2.01%	2.04%	2.06%	2.13%

Ratio of total expenses to average net assets	2.09	%(c)	2.11%	2.12%	2.12%	2.11%	2.14%

Ratio of net investment income to average net assets	1.61	%(c)	0.33%	1.25%	1.01%	0.40%	0.67%

Portfolio turnover rate(d)	67%		177%	231%	177%	134%	125%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.29		$10.40	$8.91	$10.85	$8.54	$8.59

Net investment income(a)	0.16		0.13	0.21	0.31	0.17	0.16

Net realized and unrealized gain (loss)	0.81		0.92	1.48	(2.10)	2.34	(0.05)

Total from investment operations	0.97		1.05	1.69	(1.79)	2.51	0.11

Distributions to shareholders from net investment income	—		(0.16)	(0.20)	(0.15)	(0.20)	(0.16)

Net asset value, end of period	$12.26		$11.29	$10.40	$8.91	$10.85	$8.54

Total return(b)	8.59%		10.11%	19.01%	(16.49)%	29.42%	1.26%

Net assets, end of period (in 000s)	$10,901		$9,998	$15,783	$16,948	$619,288	$519,135

Ratio of net expenses to average net assets	0.90	%(c)	0.90%	0.90%	0.90%	0.92%	0.98%

Ratio of total expenses to average net assets	0.97	%(c)	0.99%	0.99%	0.96%	0.97%	0.99%

Ratio of net investment income to average net assets	2.69	%(c)	1.36%	2.11%	2.87%	1.74%	1.90%

Portfolio turnover rate(d)	67%		177%	231%	177%	134%	125%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Investor Shares(a)
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.30		$10.40	$8.91	$10.91	$8.61	$8.65

Net investment income(b)	0.15		0.13	0.20	0.19	0.13	0.15

Net realized and unrealized gain (loss)	0.81		0.92	1.48	(2.00)	2.36	(0.05)

Total from investment operations	0.96		1.05	1.68	(1.81)	2.49	0.10

Distributions to shareholders from net investment income	—		(0.15)	(0.19)	(0.19)	(0.19)	(0.14)

Net asset value, end of period	$12.26		$11.30	$10.40	$8.91	$10.91	$8.61

Total return(c)	8.50%		10.09%	18.90%	(16.66)%	29.09%	1.21%

Net assets, end of period (in 000s)	$9,007		$9,085	$18,290	$14,008	$15,547	$1,251

Ratio of net expenses to average net assets	0.97	%(d)	0.98%	1.00%	1.04%	1.05%	1.13%

Ratio of total expenses to average net assets	1.09	%(d)	1.11%	1.12%	1.12%	1.11%	1.14%

Ratio of net investment income to average net assets	2.58	%(d)	1.38%	2.06%	1.82%	1.30%	1.76%

Portfolio turnover rate(e)	67%		177%	231%	177%	134%	125%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		April 30, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.22		$10.33	$8.85	$10.92

Net investment income(a)	0.16		0.14	0.21	0.08

Net realized and unrealized gain (loss)	0.80		0.92	1.47	(1.95)

Total from investment operations	0.96		1.06	1.68	(1.87)

Distributions to shareholders from net investment income	—		(0.17)	(0.20)	(0.20)

Net asset value, end of period	$12.18		$11.22	$10.33	$8.85

Total return(b)	8.56%		10.20%	19.05%	(17.07)%

Net assets, end of period (in 000s)	$664,364		$640,212	$660,555	$530,891

Ratio of net expenses to average net assets	0.89	%(c)	0.89%	0.89%	0.89	%(c)

Ratio of total expenses to average net assets	0.96	%(c)	0.97%	0.98%	0.99	%(c)

Ratio of net investment income to average net assets	2.68	%(c)	1.42%	2.12%	1.14	%(c)

Portfolio turnover rate(d)	67%		177%	231%	177%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Tax-Managed Equity Fund
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		April 17, 2018* to December 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.22		$10.34	$8.86	$11.07

Net investment income(a)	0.16		0.14	0.21	0.10

Net realized and unrealized gain (loss)	0.81		0.91	1.47	(2.11)

Total from investment operations	0.97		1.05	1.68	(2.01)

Distributions to shareholders from net investment income	—		(0.17)	(0.20)	(0.20)

Net asset value, end of period	$12.19		$11.22	$10.34	$8.86

Total return(b)	8.65%		10.09%	19.02%	(18.09)%

Net assets, end of period (in 000s)	$78,218		$68,788	$67,038	$64,578

Ratio of net expenses to average net assets	0.89	%(c)	0.89%	0.89%	0.89	%(c)

Ratio of total expenses to average net assets	0.96	%(c)	0.98%	0.98%	1.00	%(c)

Ratio of net investment income to average net assets	2.70	%(c)	1.45%	2.15%	1.43	%(c)

Portfolio turnover rate(d)	67%		177%	231%	177%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements

June 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
U.S. Equity Dividend and Premium, International Equity Dividend and Premium, International Tax-Managed Equity	A, C, Institutional, Investor, R6 and P	Diversified
U. S. Tax-Managed Equity	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered are reflected as Other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

59

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
U.S. Equity Dividend and Premium International Equity Dividend and Premium	Quarterly	Annually
U.S. Tax-Managed Equity International Tax-Managed Equity	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  In-Kind Transactions — Each Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with the Fund’s Valuation Procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Funds’ prospectus.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

60

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and

61

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2021:

For further information regarding security characteristics, see the Schedules of Investments.

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$822,880	$—	$—

Europe	26,775,524	—	—

North America	2,906,499,376	—	—

South America	17,936,763	—	—

Investment Company	47,903,237	—	—

Securities Lending Reinvestment Vehicle	188,100	—	—

Total	$3,000,125,880	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

62

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS(continued)

U.S. EQUITY DIVIDEND AND PREMIUM (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Futures Contracts	$425,069	$—	$—

Liabilities

Written Options Contracts	$(29,834,010)	$—	$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(b)

Africa	$—	$80	$—

Asia	413,181	53,082,881	—

Australia and Oceania	3,177,921	16,612,795	—

Europe	8,731,193	101,515,317	—

North America	—	2,472,306	—

South America	—	318,801	—

Total	$12,322,295	$174,002,180	$—

Derivative Type

Liabilities

Futures Contracts(a)	$(743)	$—	$—

Written Options Contracts	(1,083,290)	—	—

Total	$(1,084,033)	$—	$—

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(b)

Asia	$12,911,530	$—	$—

Europe	5,431,521	—	—

North America	2,260,399,100	—	—

South America	2,804,484	—	—

Securities Lending Reinvestment Vehicle	1,610,495	—	—

Total	$2,283,157,130	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$218,244	$—	$—

Liabilities(a)

Futures Contracts	$(17,240)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS(continued)

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$—	$7,619,351	$—

Asia	—	202,860,937	—

Australia and Oceania	10,416,034	59,804,782	—

Europe	16,913,880	427,362,414	—

North America	—	22,288,176	—

Securities Lending Reinvestment Vehicle	510,450	—	—

Total	$27,840,364	$719,935,660	$—

Derivative Type

Liabilities(b)

Futures Contracts	$(106,297)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
U.S. Equity Dividend and Premium	Equity	Variation margin on futures contracts	$425,069(a)	Payable for written options, at value	$(29,834,010)
International Equity Dividend and Premium	Equity	—	—	Variation margin on futures contracts and payable for written options, at value	(1,084,033)	(a)
U.S. Tax-Managed Equity	Equity	Variation margin on futures contracts	218,244(a)	Variation margin on futures contracts	(17,240)	(a)
International Tax-Managed Equity	Equity	—	—	Variation margin on futures contracts	(106,297)	(a)
Total			$643,313		$(31,041,580)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only variation margin as of June 30, 2021 is reported within the Statements of Assets and Liabilities.

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4. INVESTMENTS IN DERIVATIVES (continued)

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Fund	Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
U.S. Equity Dividend and Premium	Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$(64,069,658)	$19,483,601
International Equity Dividend and Premium	Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	(4,020,405)	1,014,403
U.S. Tax-Managed Equity	Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	2,680,261	201,004
International Tax-Managed Equity	Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	1,016,359	(223,657)
Total			$(64,393,443)	$20,475,351

For the six months ended June 30, 2021, the relevant values for each derivative type were as follows:

	Average number of Contracts(1)
Fund	Futures Contracts	Written Options
U.S. Equity Dividend and Premium	184	2,404
International Equity Dividend and Premium	14	1,053
U.S. Tax-Managed Equity	170	—
International Tax-Managed Equity	101	—

(1)	Amounts disclosed represent average number of contracts for futures and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2021.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
U.S. Equity Dividend and Premium	0.75%	0.68%	0.65%	0.64%	0.63%	0.70%	0.65	%*
International Equity Dividend and Premium	0.81	0.73	0.69	0.68	0.67	0.81	0.81
U.S. Tax-Managed Equity	0.70	0.63	0.60	0.59	0.58	0.66	0.66
International Tax-Managed Equity	0.85	0.77	0.73	0.72	0.71	0.85	0.85

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.
*	GSAM agreed to waive a portion of its management fees in an amount equal to 0.04% as an annual percentage of the Fund’s average daily net assets. This waiver will be effective through at least April 30, 2022, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2021, GSAM waived $12,617, $92 and $1,115 of the U.S. Equity Dividend and Premium, International Equity Dividend and Premium and U.S. Tax-Managed Equity Funds’ management fees, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service
Distribution and/or Service Plan	0.25%	0.75%	0.25%

*	With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.   Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2021, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
U.S. Equity Dividend and Premium	$7,900	$—
International Equity Dividend and Premium	179	—
U.S. Tax-Managed Equity	977	—
International Tax-Managed Equity	278	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.02%, 0.03%, 0.04% and 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, U.S. Tax-Managed Equity and International Tax-Managed Equity Funds, respectively. This arrangement will remain in effect through at least April 30, 2022, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, U.S. Tax-Managed Equity and International Tax-Managed Equity Funds are 0.014%, 0.044%, 0.044% and 0.014%, respectively. These Other Expense limitations will remain in place through at least April 30, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursement	Transfer Agency Waivers/ Credits	Total Expense Reductions
U.S. Equity Dividend and Premium	$573,322	$280,835	$67,611	$921,768
International Equity Dividend and Premium	92	224,788	1,096	225,976
U.S. Tax-Managed Equity	1,115	—	23,908	25,023
International Tax-Managed Equity	—	268,977	4,163	273,140

G.  Line of Credit Facility — As of June 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

H.  Other Transactions with Affiliates — The following table provides information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2021:

Fund	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2021	Shares as of June 30, 2021	Dividend Income
U.S. Equity Dividend and Premium	$61,847,593	$190,525,777	$(204,470,133)	$47,903,237	47,903,237	$10,347
International Equity Dividend and Premium	30,000	8,101,110	(8,131,110)	—	—	65
U.S. Tax-Managed Equity	—	190,463,362	(190,463,362)	—	—	1,059

As of June 30, 2021, the following Goldman Sachs Global Tax-Aware Equity Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Enhanced Dividend Global Equity Portfolio	Goldman Sachs Tax-Advantaged Global Equity Portfolio
U.S. Equity Dividend and Premium	8%	—%
International Equity Dividend and Premium	49	—
U.S. Tax-Managed Equity	—	83
International Tax-Managed Equity	—	86

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6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2021, were as follows:

Fund	Purchases	Sales
U.S. Equity Dividend and Premium	$198,489,561	$318,406,497
International Equity Dividend and Premium	18,701,083	42,231,083
U.S. Tax-Managed Equity	1,089,210,959	924,374,474
International Tax-Managed Equity	503,889,519	489,496,998

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Goldman Sachs International Equity Dividend and Premium Fund did not have securities on loan as of June 30, 2021.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

7. SECURITIES LENDING (continued)

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2021, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended June 30, 2021
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
U.S. Equity Dividend and Premium	$2,961	$133
International Equity Dividend and Premium	14	38
U.S. Tax-Managed Equity	134	20
International Tax-Managed Equity	100	54

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended June 30, 2021:

Fund	Beginning Value as of December 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2021
U.S. Equity Dividend and Premium	$5,425,300	$5,769,310	$(11,006,510)	$188,100
International Equity Dividend and Premium	—	7,862,690	(7,862,690)	—
U.S. Tax-Managed Equity	1,153,125	14,816,931	(14,359,561)	1,610,495
International Tax-Managed Equity	—	34,941,310	(34,430,860)	510,450

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2020, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	U.S. Equity Dividend and Premium	International Equity Dividend and Premium	U.S. Tax-Managed Equity	International Tax-Managed Equity
Capital loss carryforwards:
Perpetual Long-term	$—	$(79,228,902)	$—	$—
Perpetual Short-term	—	(9,494,589)	(18,834,893)	(100,711,883)
Total capital loss carryforwards	$—	$(88,723,491)	$(18,834,893)	$(100,711,883)
Timing differences (Real Estate Investment Trusts/Post October Capital Loss Deferral)	$(25,484,616)	$(3,625,468)	$344,776	$—

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8. TAX INFORMATION (continued)

As of June 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	U.S. Equity Dividend and Premium	International Equity Dividend and Premium	U.S. Tax-Managed Equity	International Tax-Managed Equity
Tax cost	$1,984,620,589	$143,472,995	$1,161,013,224	$521,754,513
Gross unrealized gain	1,031,406,429	52,405,774	1,123,263,548	232,028,025
Gross unrealized loss	(15,901,138)	(9,554,294)	(1,119,642)	(6,006,514)
Net unrealized gain	$1,015,505,291	$42,851,480	$1,122,143,906	$226,021,511

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and options contracts, net mark to market gains (losses) on foreign currency contracts, and differences in the tax treatment of partnership investments and passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

9. OTHER RISKS (continued)

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	U.S. Equity Dividend and Premium Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,799,387	$27,034,365	2,601,527	$34,248,716
Reinvestment of distributions	45,805	704,895	584,009	7,945,436
Shares redeemed	(1,026,459)	(15,454,075)	(8,235,498)	(98,280,277)
	818,733	12,285,185	(5,049,962)	(56,086,125)
Class C Shares
Shares sold	362,470	5,462,960	833,219	11,031,713
Reinvestment of distributions	8,103	122,739	471,148	6,434,889
Shares redeemed	(1,674,598)	(25,077,708)	(3,483,419)	(44,305,190)
	(1,304,025)	(19,492,009)	(2,179,052)	(26,838,588)
Institutional Shares
Shares sold	8,187,854	123,479,969	38,250,549	483,838,534
Reinvestment of distributions	458,596	7,045,947	5,239,327	71,089,349
Shares redeemed	(11,276,881)	(168,597,142)	(48,141,547)	(590,714,675)
	(2,630,431)	(38,071,226)	(4,651,671)	(35,786,792)
Investor Shares
Shares sold	2,968,202	44,714,985	5,801,640	73,329,566
Reinvestment of distributions	165,517	2,543,727	2,092,102	28,306,656
Shares redeemed	(4,549,088)	(68,222,872)	(14,526,808)	(184,500,914)
	(1,415,369)	(20,964,160)	(6,633,066)	(82,864,692)
Class R6 Shares
Shares sold	1,793,779	26,972,495	426,781	5,834,309
Reinvestment of distributions	92,773	1,426,811	1,083,068	14,599,528
Shares redeemed	(1,857,673)	(27,525,335)	(7,453,462)	(88,937,447)
	28,879	873,971	(5,943,613)	(68,503,610)
Class P Shares
Shares sold	1,825,760	27,384,226	3,523,930	41,863,559
Reinvestment of distributions	274,366	4,212,086	3,070,150	41,483,770
Shares redeemed	(2,774,489)	(41,952,490)	(15,593,577)	(186,993,989)
	(674,363)	(10,356,178)	(8,999,497)	(103,646,660)

NET DECREASE	(5,176,576)	$(75,724,417)	(33,456,861)	$(373,726,467)

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Dividend and Premium Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	31,987	$238,959	46,550	$307,171
Reinvestment of distributions	3,579	26,979	7,439	46,424
Shares redeemed	(28,954)	(215,269)	(100,693)	(611,124)
	6,612	50,669	(46,704)	(257,529)
Class C Shares
Shares sold	430	3,098	6,152	39,218
Reinvestment of distributions	417	3,049	1,935	11,582
Shares redeemed	(37,717)	(268,933)	(34,158)	(210,609)
	(36,870)	(262,786)	(26,071)	(159,809)
Institutional Shares
Shares sold	65,949	476,743	109,441	689,860
Reinvestment of distributions	5,790	42,700	13,616	82,624
Shares redeemed	(74,432)	(543,268)	(1,106,946)	(6,253,743)
	(2,693)	(23,825)	(983,889)	(5,481,259)
Investor Shares
Shares sold	154,248	1,125,741	351,438	2,270,728
Reinvestment of distributions	9,210	67,780	18,330	111,228
Shares redeemed	(83,449)	(611,471)	(1,009,587)	(6,010,595)
	80,009	582,050	(639,819)	(3,628,639)
Class R6 Shares
Shares sold	435,279	3,204,707	1,662,305	9,561,833
Reinvestment of distributions	176,309	1,299,749	475,235	2,901,147
Shares redeemed	(2,649,957)	(19,004,563)	(6,685,693)	(39,308,643)
	(2,038,369)	(14,500,107)	(4,548,153)	(26,845,663)
Class P Shares
Shares sold	341,380	2,506,503	1,965,602	11,940,463
Reinvestment of distributions	157,099	1,159,833	438,126	2,672,667
Shares redeemed	(1,689,256)	(12,380,273)	(9,393,621)	(58,501,106)
	(1,190,777)	(8,713,937)	(6,989,893)	(43,887,976)

NET DECREASE	(3,182,088)	$(22,867,936)	(13,234,529)	$(80,260,875)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Tax-Managed Equity Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	152,763	$4,768,231	230,549	$5,826,973
Reinvestment of distributions	—	—	10,190	300,211
Shares redeemed	(129,734)	(4,289,268)	(382,518)	(9,101,459)
	23,029	478,963	(141,779)	(2,974,275)
Class C Shares
Shares sold	26,127	789,113	82,376	1,977,542
Shares redeemed	(104,576)	(3,090,122)	(147,321)	(3,483,352)
	(78,449)	(2,301,009)	(64,945)	(1,505,810)
Institutional Shares
Shares sold	123,976	4,155,520	254,054	6,269,384
Reinvestment of distributions	—	—	8,905	268,931
Shares redeemed	(89,795)	(2,940,825)	(438,418)	(11,073,817)
	34,181	1,214,695	(175,459)	(4,535,502)
Service Shares
Shares sold	4,488	145,720	12,129	243,756
Reinvestment of distributions	—	—	191	5,650
Shares redeemed	(5,418)	(176,898)	(12,000)	(271,889)
	(930)	(31,178)	320	(22,483)
Investor Shares
Shares sold	17,664	579,770	32,763	873,594
Reinvestment of distributions	—	—	3,269	97,847
Shares redeemed	(12,731)	(413,019)	(341,975)	(7,367,830)
	4,933	166,751	(305,943)	(6,396,389)
Class R6 Shares
Shares sold	6,231,908	201,001,171	3,162,038	80,532,569
Reinvestment of distributions	—	—	366,333	10,964,359
Shares redeemed	(885,179)	(29,336,361)	(9,922,219)	(233,723,879)
Shares redeemed in connection with in-kind transactions	(1,187,783)	(42,000,000)	(3,599,438)	(92,360,000)
	4,158,946	129,664,810	(9,993,286)	(234,586,951)
Class P Shares
Shares sold	410,940	13,442,799	808,573	21,143,747
Reinvestment of distributions	—	—	36,098	1,080,769
Shares redeemed	(56,663)	(1,869,166)	(1,132,969)	(26,777,174)
	354,277	11,573,633	(288,298)	(4,552,658)

NET INCREASE (DECREASE)	4,495,987	$140,766,665	(10,969,390)	$(254,574,068)

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Tax-Managed Equity Fund
	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	64,657	$760,967	84,208	$821,313
Reinvestment of distributions	—	—	7,405	83,156
Shares redeemed	(66,884)	(785,732)	(310,258)	(3,026,467)
	(2,227)	(24,765)	(218,645)	(2,121,998)
Class C Shares
Shares sold	6,581	78,043	8,916	89,144
Reinvestment of distributions	—	—	419	4,591
Shares redeemed	(19,281)	(221,414)	(41,872)	(396,482)
	(12,700)	(143,371)	(32,537)	(302,747)
Institutional Shares
Shares sold	82,789	974,990	425,300	3,682,625
Reinvestment of distributions	—	—	12,653	141,843
Shares redeemed	(79,334)	(938,553)	(1,069,674)	(9,576,961)
	3,455	36,437	(631,721)	(5,752,493)
Investor Shares
Shares sold	61,162	727,411	363,286	3,346,656
Reinvestment of distributions	—	—	10,746	120,463
Shares redeemed	(130,987)	(1,538,820)	(1,327,906)	(12,221,352)
	(69,825)	(811,409)	(953,874)	(8,754,233)
Class R6 Shares
Shares sold	3,308,379	38,759,706	5,488,866	50,095,940
Reinvestment of distributions	—	—	853,777	9,502,533
Shares redeemed	(937,603)	(11,114,332)	(13,180,661)	(120,467,112)
Shares redeemed in connection with in-kind transactions	(4,913,386)	(56,160,000)	—	—
	(2,542,610)	(28,514,626)	(6,838,018)	(60,868,639)
Class P Shares
Shares sold	374,895	4,382,385	2,908,942	23,577,991
Reinvestment of distributions	—	—	89,654	998,749
Shares redeemed	(87,042)	(1,030,316)	(3,351,805)	(29,770,726)

	287,853	3,352,069	(353,209)	(5,193,986)

NET DECREASE	(2,336,054)	$(26,105,665)	(9,028,004)	$(82,994,096)

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Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Fund Expenses — Six Month Period Ended June 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6 or Class P Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) contingent deferred sales charges on redemptions (with respect to Class C Shares), (if any); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6 and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 01, 2021 through June 30, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	U.S. Equity Dividend and Premium Fund				International Equity Dividend and Premium Fund				U.S. Tax-Managed Equity Fund				International Tax-Managed Equity Fund
Share Class	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*	Beginning Account Value 01/01/21	Ending Account Value 06/30/21		Expenses Paid for the 6 Months Ended 06/30/21*

Class A
Actual	$1,000	$1,126.70		$5.59	$1,000	$1,065.90		$6.30	$1,000	$1,167.60		$5.70	$1,000	$1,083.90		$6.30
Hypothetical 5% return	1,000	1,019.54	+	5.31	1,000	1,018.70	+	6.16	1,000	1,019.54	+	5.31	1,000	1,018.74	+	6.11
Class C
Actual	1,000	1,122.30		9.52	1,000	1,062.20		10.12	1,000	1,163.00		9.71	1,000	1,080.60		10.16
Hypothetical 5% return	1,000	1,015.82	+	9.05	1,000	1,014.98	+	9.89	1,000	1,015.82	+	9.05	1,000	1,015.03	+	9.84
Institutional
Actual	1,000	1,128.10		3.75	1,000	1,067.60		4.56	1,000	1,169.30		3.93	1,000	1,085.90		4.65
Hypothetical 5% return	1,000	1,021.27	+	3.56	1,000	1,020.38	+	4.46	1,000	1,021.17	+	3.66	1,000	1,020.33	+	4.51
Service
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,166.60		6.61	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,018.70	+	6.16	N/A	N/A		N/A
Investor
Actual	1,000	1,128.30		4.27	1,000	1,067.30		5.02	1,000	1,168.90		4.36	1,000	1,085.00		5.01
Hypothetical 5% return	1,000	1,020.78	+	4.06	1,000	1,019.93	+	4.91	1,000	1,020.78	+	4.06	1,000	1,019.98	+	4.86
Class R6
Actual	1,000	1,128.30		3.69	1,000	1,067.60		4.51	1,000	1,169.50		3.87	1,000	1,085.60		4.60
Hypothetical 5% return	1,000	1,021.32	+	3.51	1,000	1,020.43	+	4.41	1,000	1,021.22	+	3.61	1,000	1,020.38	+	4.46
Class P
Actual	1,000	1,129.00		3.70	1,000	1,067.50		4.51	1,000	1,169.50		3.87	1,000	1,086.50		4.60
Hypothetical 5% return	1,000	1,021.32	+	3.51	1,000	1,020.43	+	4.41	1,000	1,021.22	+	3.61	1,000	1,020.38	+	4.46

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2021 . Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
U.S. Equity Dividend and Premium	1.06%	1.81%	0.71%	N/A	0.81%	0.70%	0.70%
International Equity Dividend and Premium	1.23	1.98	0.89	N/A	0.98	0.88	0.88
U.S. Tax-Managed Equity	1.06	1.81	0.73	1.23%	0.81	0.72	0.72
International Tax-Managed Equity	1.22	1.97	0.90	N/A	0.97	0.89	0.89

78

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Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs International Tax-Managed Equity Fund, Goldman Sachs U.S. Equity Dividend and Premium Fund, and Goldman Sachs U.S. Tax-Managed Equity Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2020, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2021. The information on each Fund’s investment performance was provided for the one-, three-, five-,

80

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the International Equity Dividend and Premium Fund’s Institutional Shares had placed in the fourth quartile of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. They noted that the International Equity Dividend and Premium Fund had experienced certain portfolio management changes in 2020. The Trustees considered that the International Tax-Managed Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the ten-year period, in the third quartile for the one- and five-year periods, and in the fourth quartile for the three-year period, and had outperformed the Fund’s benchmark index for the one- and ten-year periods and underperformed for the three- and five-year periods ended March 31, 2021. They noted that the U.S. Equity Dividend and Premium Fund’s Institutional Shares had placed in the fourth quartile of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three , five-, and ten-year periods ended March 31, 2021. The Trustees considered that the U.S. Equity Dividend and Premium Fund had experienced certain portfolio management changes in 2020. They observed that the U.S. Tax-Managed Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and ten-year periods, the third quartile for the five-year period, and in the fourth quartile for the three-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2021. The Trustees noted that the U.S. Tax-Managed Equity Fund had experienced certain portfolio management changes in 2020.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the U.S. Equity Dividend and Premium Fund that would have the effect of decreasing expenses of Class A, Class C, and Investor Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on

81

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2020 and 2019, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	International Equity Dividend and Premium Fund	International Tax-Managed Equity Fund	U.S. Equity Dividend and Premium Fund	U.S. Tax-Managed Equity Fund

First $1 billion	0.81%	0.85%	0.75%	0.70%

Next $1 billion	0.73	0.77	0.68	0.63

Next $3 billion	0.69	0.73	0.65	0.60

Next $3 billion	0.68	0.72	0.64	0.59

Over $8 billion	0.67	0.71	0.63	0.58

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to waive a portion of its management fee with respect to U.S. Equity Dividend and Premium Fund and to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of its transfer agency fee with respect to each of the Funds. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the U.S. Equity Dividend and Premium Fund and U.S. Tax-Managed Equity Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

82

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2022.

83

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.09 trillion in assets under supervision as of June 30, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Clean Energy Income Fund
∎	Defensive Equity Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Holdings and allocations shown are as of June 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 248860-OTU-1459316 TAXADVSAR-21

Goldman Sachs Funds

Semi-Annual Report	June 30, 2021

Dynamic Global Equity Fund

Goldman Sachs Dynamic Global Equity Fund

TABLE OF CONTENTS

Fund Basics	1

Schedule of Investments	4

Financial Statements	9

Financial Highlights	12

Notes to Financial Statements	20

Other Information	37

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Dynamic Global Equity Fund

as of June 30, 2021

PERFORMANCE REVIEW

January 1, 2021–June 30, 2021	Fund Total Return (based on NAV)[1]	MSCI® ACWI Index[2]

Class A	14.09%	12.30%
Class C	13.66	12.30
Institutional	14.29	12.30
Service	14.00	12.30
Investor	14.20	12.30
Class R6	14.29	12.30
Class R	13.93	12.30
Class P	14.33	12.30

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Fund’s benchmark is the MSCI All Country World Index (Net, USD, Unhedged) (“MSCI® ACWI Index”). The MSCI® ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI® ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index figures do not include any deduction for fees or expenses. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Effective May 24, 2021, after the close of the Reporting Period, Christopher Lvoff no longer served as a portfolio manager of the Goldman Sachs Dynamic Global Equity Fund (The “Fund”). Effective the same date, Siwen Wu began serving as a portfolio manager for the Fund. Neil Nuttall continues to serve as portfolio managers for the Fund.

1

FUND BASICS

[3]	Strategic allocation is the process of determining the areas of the global markets in which to invest, and in what long-term proportion, for each underlying fund. Our global approach attempts to generate strong long-term returns across geographies and asset classes, and is determined through a careful review of market opportunities and risk/return tradeoffs. On a monthly basis or as needed, we shift assets around the strategic allocation, over and under-weighting asset classes and countries relative to the neutral starting point, seeking to benefit from changing short-term conditions in global capital markets. This is called tactical asset allocation. The percentage shown for each weighting reflects the value of that weighting as a percentage of net assets of the Fund. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

[4]	Generally, dynamic fund weightings are rebalanced approximately monthly, but they may be rebalanced more or less frequently at the discretion of the Investment Adviser based on the market environment and its macro views. The weightings in the chart above reflect the target allocations as of June 30, 2021. Actual underlying fund weighting in the Fund may differ from the figures shown above due to rounding, timing differences, and/or differences in returns of the underlying funds. The above figures are not indicative of future allocations.

2

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

3

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments

June 30, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 91.4%
Equity – 32.5%
4,861,214	Goldman Sachs International Equity Insights Fund – Class R6	$73,793,222
1,313,501	Goldman Sachs Large Cap Growth Insights Fund – Class R6	60,696,858
2,209,607	Goldman Sachs Large Cap Value Insights Fund – Class R6	57,449,780
2,676,299	Goldman Sachs Emerging Markets Equity Insights Fund – Class R6	35,434,201
543,853	Goldman Sachs Small Cap Equity Insights Fund – Class R6	19,774,485
1,118,012	Goldman Sachs International Small Cap Insights Fund – Class R6	15,998,753
1,121,420	Goldman Sachs Global Infrastructure Fund – Class R6	14,421,464
1,123,478	Goldman Sachs Global Real Estate Securities Fund – Class R6	13,200,864

		290,769,627

Exchange Traded Funds – 58.9%
2,662,535	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	229,057,886
4,455,305	Goldman Sachs ActiveBeta International Equity ETF	155,623,804
1,675,600	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	68,381,236
685,277	Goldman Sachs MarketBeta International Equity ETF	38,697,592
585,460	Goldman Sachs MarketBeta Emerging Markets Equity ETF	34,360,413

		526,120,931

TOTAL UNDERLYING FUNDS – 91.4%
(Cost $593,725,352)		$816,890,558

Shares	Dividend Rate	Value

Investment Company(a) – 5.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
46,397,273	0.026%	$46,397,273
(Cost $46,397,273)

TOTAL INVESTMENTS – 96.6%
(Cost $640,122,625)		$863,287,831

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		30,542,936

NET ASSETS – 100%		$893,830,767

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
PLC	—Public Limited Company

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	USD	14,468,147	JPY	1,585,000,000	09/15/21	$191,742
	USD	152,005	NZD	210,000	09/15/21	5,250
	USD	1,395,780	DKK	8,490,000	09/15/21	39,973
	USD	366,649	NOK	3,050,000	09/15/21	12,306
	USD	619,513	SGD	820,000	09/15/21	9,719
	USD	184,762	ILS	600,000	09/17/21	552
	USD	1,927,041	HKD	14,950,000	09/15/21	1,264
	USD	18,734,962	EUR	15,330,000	09/15/21	528,594
	USD	2,046,336	SEK	16,950,000	09/15/21	64,331
	USD	4,187,329	AUD	5,410,000	09/15/21	128,774
	USD	5,329,265	CHF	4,780,000	09/15/21	152,547
	USD	8,463,694	GBP	5,975,000	09/15/21	197,043

TOTAL						$1,332,095

FUTURES CONTRACTS — At June 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Mini MSCI EAFE Index	203	09/17/21	$23,386,615	$(611,036)
S&P 500 E-Mini Index	423	09/17/21	90,703,890	1,456,090
S&P Toronto Stock Exchange 60 Index	50	09/16/21	9,702,323	64,845

TOTAL FUTURES CONTRACTS				$909,899

SWAP CONTRACTS — At June, 30 2021, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date(b)	Notional Amount (000s)	Value	Unrealized Appreciation/ (Depreciation)*

MSGSHBC Index(c)	0.050%	Morgan Stanley & Co.	08/26/21	$17,954	$292,144	$292,144

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(c)	The top 50 components are shown below.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSGSHBC) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Cleveland-Cliffs Inc	Basic Materials	481	$10,361	3.55%
Freeport-McMoRan Inc	Basic Materials	273	10,118	3.46
Alcoa Corp	Basic Materials	241	8,875	3.04
Marathon Oil Corp	Energy	609	8,293	2.84
LyondellBasell Industries NV	Basic Materials	79	8,146	2.79
General Motors Co	Consumer, Cyclical	132	7,819	2.68
Devon Energy Corp	Energy	264	7,709	2.64
Wynn Resorts Ltd	Consumer, Cyclical	62	7,640	2.62
Aptiv PLC	Consumer, Cyclical	47	7,428	2.54
Marathon Petroleum Corp	Energy	117	7,075	2.42
Southwest Airlines Co	Consumer, Cyclical	133	7,045	2.41
Applied Materials Inc	Technology	49	6,968	2.39
Occidental Petroleum Corp	Energy	221	6,909	2.36
Delta Air Lines Inc	Consumer, Cyclical	156	6,758	2.31
Valero Energy Corp	Energy	84	6,542	2.24
Whirlpool Corp	Consumer, Cyclical	28	6,054	2.07
Lam Research Corp	Technology	9	6,040	2.07
United Rentals Inc	Consumer, Non-cyclical	19	5,968	2.04
NXP Semiconductors NV	Technology	29	5,917	2.03
Stanley Black & Decker Inc	Industrial	28	5,766	1.97
Parker-Hannifin Corp	Industrial	18	5,596	1.92
Eastman Chemical Co	Basic Materials	47	5,481	1.88
Micron Technology Inc	Technology	64	5,412	1.85
Advanced Micro Devices Inc	Technology	57	5,356	1.83
Williams Cos Inc/The	Energy	199	5,282	1.81
Halliburton Co	Energy	227	5,257	1.80
Microchip Technology Inc	Technology	34	5,058	1.73
ON Semiconductor Corp	Technology	120	4,585	1.57
TE Connectivity Ltd	Industrial	33	4,423	1.51
JetBlue Airways Corp	Consumer, Cyclical	258	4,329	1.48
BorgWarner Inc	Consumer, Cyclical	86	4,189	1.43
Under Armour Inc	Consumer, Cyclical	196	4,140	1.42
TransDigm Group Inc	Industrial	6	3,841	1.31
ONEOK Inc	Energy	67	3,741	1.28
Teradyne Inc	Technology	28	3,728	1.28
Hess Corp	Energy	41	3,596	1.23
Masco Corp	Industrial	57	3,344	1.14
Axalta Coating Systems Ltd	Basic Materials	103	3,133	1.07
CDW Corp/DE	Communications	17	3,007	1.03
Harley-Davidson Inc	Consumer, Cyclical	65	2,979	1.02
Polaris Inc	Consumer, Cyclical	21	2,941	1.01
Baker Hughes Co	Energy	120	2,755	0.94
Aramark	Consumer, Cyclical	71	2,653	0.91
Brunswick Corp/DE	Consumer, Cyclical	26	2,625	0.90
Boyd Gaming Corp	Consumer, Cyclical	40	2,436	0.83
Fortune Brands Home & Security Inc	Industrial	24	2,418	0.83
Eagle Materials Inc	Industrial	17	2,400	0.82
Westinghouse Air Brake Technologies Corp	Industrial	29	2,357	0.81
Leggett & Platt Inc	Consumer, Cyclical	43	2,223	0.76
Murphy Oil Corp	Energy	93	2,174	0.74

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	$97.75	03/13/2023	118	$295,000	$488,225	$519,747	$(31,522)
Eurodollar Futures	97.75	06/19/2023	127	317,500	488,950	517,923	(28,973)
Eurodollar Futures	99.00	12/19/2022	558	1,395,000	795,150	794,603	547

TOTAL			803	$2,007,500	$1,772,325	$1,832,273	$(59,948)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
S&P 500 Index	$4,290.00	07/30/2021	(2)	$(200)	$(12,070)	$(7,525)	$(4,545)
S&P 500 Index	4,300.00	07/07/2021	(9)	(900)	(16,020)	(20,131)	4,111
S&P 500 Index	4,315.00	07/21/2021	(10)	(1,000)	(31,500)	(19,859)	(11,641)
S&P 500 Index	4,320.00	07/14/2021	(9)	(900)	(17,145)	(15,814)	(1,331)
S&P 500 Index	4,330.00	07/30/2021	(6)	(600)	(21,870)	(22,435)	565
S&P 500 Index	4,335.00	07/30/2021	(1)	(100)	(3,390)	(2,209)	(1,181)
S&P 500 Index	4,340.00	07/30/2021	(3)	(300)	(9,435)	(9,508)	73
S&P 500 Index	4,345.00	07/30/2021	(1)	(100)	(2,915)	(2,506)	(409)
S&P 500 Index	4,355.00	07/30/2021	(8)	(800)	(19,920)	(18,593)	(1,327)
S&P 500 Index	4,360.00	07/28/2021	(9)	(900)	(18,315)	(16,803)	(1,512)
S&P 500 Index	4,360.00	07/30/2021	(8)	(800)	(18,360)	(16,992)	(1,368)
S&P 500 Index	4,365.00	07/30/2021	(8)	(800)	(16,880)	(15,651)	(1,229)
S&P 500 Index	4,370.00	07/30/2021	(8)	(800)	(15,480)	(14,432)	(1,048)
S&P 500 Index	4,375.00	07/30/2021	(8)	(800)	(14,160)	(13,220)	(940)
S&P 500 Index	4,375.00	08/31/2021	(2)	(200)	(9,420)	(6,572)	(2,848)
S&P 500 Index	4,380.00	08/31/2021	(1)	(100)	(4,500)	(4,315)	(185)
S&P 500 Index	4,390.00	08/31/2021	(1)	(100)	(4,080)	(3,479)	(601)
S&P 500 Index	4,410.00	08/31/2021	(3)	(300)	(10,035)	(9,453)	(582)

			(97)	$(9,700)	$(245,495)	$(219,497)	$(25,998)

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

June 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
S&P 500 Index	$3,960.00	07/30/2021	(2)	$(200)	$(2,260)	$(22,054)	$19,794
S&P 500 Index	3,980.00	07/30/2021	(1)	(100)	(1,225)	(11,249)	10,024
S&P 500 Index	4,045.00	07/30/2021	(2)	(200)	(3,160)	(13,579)	10,419
S&P 500 Index	4,075.00	07/30/2021	(3)	(300)	(5,370)	(17,469)	12,099
S&P 500 Index	4,080.00	08/31/2021	(1)	(100)	(4,465)	(7,987)	3,522
S&P 500 Index	4,105.00	08/31/2021	(1)	(100)	(4,820)	(7,183)	2,363
S&P 500 Index	4,110.00	08/31/2021	(2)	(200)	(9,790)	(13,406)	3,616
S&P 500 Index	4,115.00	07/30/2021	(2)	(200)	(4,250)	(11,268)	7,018
S&P 500 Index	4,145.00	07/30/2021	(1)	(100)	(2,425)	(4,874)	2,449
S&P 500 Index	4,150.00	07/07/2021	(9)	(900)	(1,170)	(32,771)	31,601
S&P 500 Index	4,155.00	07/30/2021	(1)	(100)	(2,540)	(4,501)	1,961
S&P 500 Index	4,170.00	07/14/2021	(9)	(900)	(7,784)	(31,395)	23,611
S&P 500 Index	4,170.00	07/21/2021	(10)	(1,000)	(16,200)	(33,288)	17,088
S&P 500 Index	4,175.00	08/31/2021	(3)	(300)	(17,970)	(18,335)	365
S&P 500 Index	4,210.00	07/30/2021	(8)	(800)	(26,400)	(27,830)	1,430
S&P 500 Index	4,215.00	07/30/2021	(8)	(800)	(27,040)	(28,654)	1,614
S&P 500 Index	4,220.00	07/30/2021	(8)	(800)	(27,720)	(29,204)	1,484
S&P 500 Index	4,225.00	07/28/2021	(9)	(900)	(28,890)	(30,709)	1,819
S&P 500 Index	4,225.00	07/30/2021	(8)	(800)	(28,440)	(29,982)	1,542

S&P 500 Index	4,230.00	07/30/2021	(8)	(800)	(29,240)	(30,832)	1,592

			(96)	$(9,600)	$(251,159)	$(406,570)	$155,411

TOTAL			(193)	$(19,300)	$(496,654)	$(626,067)	$129,413

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments in Affiliated Funds, at value (cost $640,122,625)	$863,287,831
Purchased options, at value (premium paid $1,832,273)	1,772,325
Cash	16,364,313
Foreign currencies, at value (cost $62,121)	58,594
Unrealized gain on forward foreign currency exchange contracts	1,332,095
Unrealized gain on swap contracts	292,144
Receivables:
Collateral on certain derivative contracts(a)	12,690,847
Investments sold	2,547,969
Dividends	377,009
Reimbursement from investment adviser	31,234
Fund shares sold	5,637
Other assets	64,555
Total assets	898,824,553

Liabilities:
Written option contracts, at value (premium received $626,067)	496,654
Variation margin on futures contracts	35,614
Payables:
Investments purchased	2,308,515
Collateral on certain derivative contracts(b)	1,580,000
Fund shares redeemed	169,157
Management fees	111,246
Distribution and Service fees and Transfer Agency fees	93,746
Accrued expenses	198,854
Total liabilities	4,993,786

Net Assets:
Paid-in capital	623,604,986
Total distributable earnings	270,225,781
NET ASSETS	$893,830,767
Net Assets:
Class A	$183,284,772
Class C	11,029,470
Institutional	15,919,934
Service	303,331
Investor	5,541,558
Class R6	519,859,635
Class R	6,341,464
Class P	151,550,603
Total Net Assets	$893,830,767
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	7,518,958
Class C	468,286
Institutional	643,781
Service	12,457
Investor	230,410
Class R6	21,017,491
Class R	262,787
Class P	6,124,092
Net asset value, offering and redemption price per share:(c)
Class A	$24.38
Class C	23.55
Institutional	24.73
Service	24.35
Investor	24.05
Class R6	24.73
Class R	24.13
Class P	24.75

(a)	Includes segregated cash of $5,584,285 and $7,106,562 relating to initial margin requirements and/or collateral on futures and options transactions, respectively.
(b)	Includes segregated cash of $390,000 and $1,190,000 relating to initial margin requirements and/or collateral on swaps and forward foreign currency transactions, respectively.
(c)	Maximum public offering price per share for Class A Shares is $25.80. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment income:

Dividends from Affiliated Funds	$5,126,768

Interest	298

Total investment income	5,127,066

Expenses:

Management fees	647,906

Distribution and Service (12b-1) fees(a)	277,845

Transfer Agency fees(a)	249,646

Professional fees	51,525

Registration fees	40,556

Printing and mailing costs	39,511

Custody, accounting and administrative services	38,167

Service fees — Class C	15,003

Trustee fees	9,980

Shareholder Administration fees — Service Class	354

Other	12,699

Total expenses	1,383,192

Less — expense reductions	(178,037)

Net expenses	1,205,155

NET INVESTMENT INCOME	3,921,911

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Affiliated Funds	7,262,734

Purchased options	419,582

Futures contracts	19,878,858

Written options	2,937,469

Swap contracts	509,711

Forward foreign currency exchange contracts	(174,566)

Foreign currency transactions	(3,099)

Net change in unrealized gain (loss) on:

Affiliated Funds	81,776,135

Purchased options	(966,724)

Futures contracts	(1,979,392)

Written options	4,083

Swap contracts	292,144

Forward foreign currency exchange contracts	2,172,454

Foreign currency translation	2,353

Net realized and unrealized gain	112,131,742

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,053,653

(a)	Class specific Distribution and/or (12b-1) Service and Transfer Agency fees were as follows:

Distribution and/or (12b-1) Service Fees				Transfer Agency Fees
Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
$217,487	$45,011	$354	$14,993	$131,492	$8,933	$2,993	$57	$3,929	$76,496	$4,525	$21,221

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Fiscal Year Ended December 31, 2020
From operations:

Net investment income	$3,921,911	$9,397,445

Net realized gain	30,830,689	13,860,434

Net change in unrealized gain	81,301,053	71,268,212

Net increase in net assets resulting from operations	116,053,653	94,526,091

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(3,838,747)

Class C Shares	—	(223,898)

Institutional Shares	—	(368,684)

Service Shares	—	(5,799)

Investor Shares	—	(125,539)

Class R6 Shares	—	(12,747,997)

Class R Shares	—	(117,416)

Class P Shares	—	(3,401,510)

Total distributions to shareholders	—	(20,829,590)

From share transactions:

Proceeds from sales of shares	17,210,310	40,734,037

Reinvestment of distributions	—	20,421,928

Cost of shares redeemed	(66,097,835)	(117,245,793)

Net decrease in net assets resulting from share transactions	(48,887,525)	(56,089,828)

TOTAL INCREASE	67,166,128	17,606,673

Net assets:

Beginning of period	826,664,639	809,057,966

End of period	$893,830,767	$826,664,639

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class A Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$21.36		$19.32	$16.26	$18.84	$15.25	$14.44

Net investment income(a)(b)	0.07		0.18	0.29	0.20	0.16	0.16

Net realized and unrealized gain (loss)	2.95		2.36	3.86	(2.35)	3.80	0.83

Total from investment operations	3.02		2.54	4.15	(2.15)	3.96	0.99

Distributions to shareholders from net investment income	—		(0.18)	(0.27)	(0.43)	(0.37)	(0.18)

Distributions to shareholders from net realized gains	—		(0.32)	(0.82)	—	—	—

Total distributions	—		(0.50)	(1.09)	(0.43)	(0.37)	(0.18)

Net asset value, end of period	$24.38		$21.36	$19.32	$16.26	$18.84	$15.25

Total return(c)	14.09%		13.15%	25.66%	(11.40)%	25.96%	6.81%

Net assets, end of period (in 000s)	$183,285		$166,449	$162,028	$135,758	$137,276	$124,514

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.57%	0.58%	0.58%	0.59%	0.59%

Ratio of total expenses to average net assets(d)	0.60	%(e)	0.64%	0.66%	0.66%	0.67%	0.69%

Ratio of net investment income to average net assets(b)	0.64	%(e)	0.98%	1.56%	1.09%	0.93%	1.12%

Portfolio turnover rate(f)	1%		12%	40%	11%	53%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class C Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$20.71		$18.74	$15.77	$18.01	$14.58	$13.82

Net investment income (loss)(a)(b)	(0.03)		0.02	0.10	(0.05)	0.01	0.05

Net realized and unrealized gain (loss)	2.87		2.28	3.77	(2.12)	3.65	0.78

Total from investment operations	2.84		2.30	3.87	(2.17)	3.66	0.83

Distributions to shareholders from net investment income	—		(0.01)	(0.08)	(0.07)	(0.23)	(0.07)

Distributions to shareholders from net realized gains	—		(0.32)	(0.82)	—	—	—

Total distributions	—		(0.33)	(0.90)	(0.07)	(0.23)	(0.07)

Net asset value, end of period	$23.55		$20.71	$18.74	$15.77	$18.01	$14.58

Total return(c)	13.66%		12.29%	24.72%	(12.04)%	25.08%	5.95%

Net assets, end of period (in 000s)	$11,029		$13,716	$17,348	$23,020	$68,315	$75,027

Ratio of net expenses to average net assets(d)	1.30	%(e)	1.32%	1.33%	1.33%	1.34%	1.34%

Ratio of total expenses to average net assets(d)	1.34	%(e)	1.39%	1.41%	1.40%	1.42%	1.44%

Ratio of net investment income (loss) to average net assets(b)	(0.26	)%(e)	0.13%	0.58%	(0.29)%	0.08%	0.33%

Portfolio turnover rate(f)	1%		12%	40%	11%	53%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Institutional Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$21.63		$19.55	$16.43	$19.01	$15.38	$14.57

Net investment income(a)(b)	0.12		0.23	0.34	0.09	0.24	0.23

Net realized and unrealized gain (loss)	2.98		2.42	3.93	(2.20)	3.83	0.82

Total from investment operations	3.10		2.65	4.27	(2.11)	4.07	1.05

Distributions to shareholders from net investment income	—		(0.25)	(0.33)	(0.47)	(0.44)	(0.24)

Distributions to shareholders from net realized gains	—		(0.32)	(0.82)	—	—	—

Total distributions	—		(0.57)	(1.15)	(0.47)	(0.44)	(0.24)

Net asset value, end of period	$24.73		$21.63	$19.55	$16.43	$19.01	$15.38

Total return(c)	14.29%		13.56%	26.18%	(11.07)%	26.48%	7.18%

Net assets, end of period (in 000s)	$15,920		$14,179	$13,423	$16,974	$155,828	$119,108

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.20%	0.19%	0.20%	0.19%

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.26%	0.28%	0.26%	0.28%	0.29%

Ratio of net investment income to average net assets(b)	1.01	%(e)	1.25%	1.82%	0.47%	1.40%	1.55%

Portfolio turnover rate(f)	1%		12%	40%	11%	53%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Service Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$21.35		$19.30	$16.20	$18.75	$15.19	$14.39

Net investment income(a)(b)	0.06		0.15	0.21	0.15	0.16	0.15

Net realized and unrealized gain (loss)	2.94		2.37	3.89	(2.31)	3.76	0.81

Total from investment operations	3.00		2.52	4.10	(2.16)	3.92	0.96

Distributions to shareholders from net investment income	—		(0.15)	(0.18)	(0.39)	(0.36)	(0.16)

Distributions to shareholders from net realized gains	—		(0.32)	(0.82)	—	—	—

Total distributions	—		(0.47)	(1.00)	(0.39)	(0.36)	(0.16)

Net asset value, end of period	$24.35		$21.35	$19.30	$16.20	$18.75	$15.19

Total return(c)	14.00%		13.04%	25.49%	(11.48)%	25.79%	6.66%

Net assets, end of period (in 000s)	$303		$269	$380	$543	$684	$470

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.69%	0.70%	0.69%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.73	%(e)	0.76%	0.78%	0.77%	0.78%	0.79%

Ratio of net investment income to average net assets(b)	0.51	%(e)	0.79%	1.16%	0.80%	0.91%	1.01%

Portfolio turnover rate(f)	1%		12%	40%	11%	53%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Investor Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$21.05		$19.04	$16.03	$18.58	$15.03	$14.25

Net investment income(a)(b)	0.10		0.23	0.30	0.24	0.18	0.21

Net realized and unrealized gain (loss)	2.90		2.33	3.84	(2.32)	3.78	0.79

Total from investment operations	3.00		2.56	4.14	(2.08)	3.96	1.00

Distributions to shareholders from net investment income	—		(0.23)	(0.31)	(0.47)	(0.41)	(0.22)

Distributions to shareholders from net realized gains	—		(0.32)	(0.82)	—	—	—

Total distributions	—		(0.55)	(1.13)	(0.47)	(0.41)	(0.22)

Net asset value, end of period	$24.05		$21.05	$19.04	$16.03	$18.58	$15.03

Total return(c)	14.20%		13.44%	25.97%	(11.18)%	26.35%	6.99%

Net assets, end of period (in 000s)	$5,542		$4,908	$4,517	$5,703	$5,481	$5,663

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.32%	0.33%	0.33%	0.34%	0.34%

Ratio of total expenses to average net assets(d)	0.35	%(e)	0.39%	0.41%	0.41%	0.42%	0.44%

Ratio of net investment income to average net assets(b)	0.89	%(e)	1.24%	1.66%	1.28%	1.07%	1.47%

Portfolio turnover rate(f)	1%		12%	40%	11%	53%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class R6 Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$21.63		$19.55	$16.44	$19.04	$15.37	$14.57

Net investment income(a)(b)	0.12		0.25	0.49	1.61	0.12	0.24

Net realized and unrealized gain (loss)	2.98		2.40	3.78	(3.71)	3.96	0.80

Total from investment operations	3.10		2.65	4.27	(2.10)	4.08	1.04

Distributions to shareholders from net investment income	—		(0.25)	(0.34)	(0.50)	(0.41)	(0.24)

Distributions to shareholders from net realized gains	—		(0.32)	(0.82)	—	—	—

Total distributions	—		(0.57)	(1.16)	(0.50)	(0.41)	(0.24)

Net asset value, end of period	$24.73		$21.63	$19.55	$16.44	$19.04	$15.37

Total return(c)	14.29%		13.57%	26.14%	(11.00)%	26.54%	7.12%

Net assets, end of period (in 000s)	$519,860		$490,832	$478,073	$4,485	$13	$10

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.19%	0.18%	0.18%	0.19%

Ratio of total expenses to average net assets(d)	0.22	%(e)	0.25%	0.26%	0.32%	0.24%	0.28%

Ratio of net investment income to average net assets(b)	1.00	%(e)	1.36%	2.55%	9.20%	0.66%	1.63%

Portfolio turnover rate(f)	1%		12%	40%	11%	53%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class R Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$21.17		$19.15	$16.13	$18.69	$15.15	$14.37

Net investment income(a)(b)	0.04		0.13	0.24	0.14	0.19	0.16

Net realized and unrealized gain (loss)	2.92		2.34	3.82	(2.32)	3.70	0.78

Total from investment operations	2.96		2.47	4.06	(2.18)	3.89	0.94

Distributions to shareholders from net investment income	—		(0.13)	(0.22)	(0.38)	(0.35)	(0.16)

Distributions to shareholders from net realized gains	—		(0.32)	(0.82)	—	—	—

Total distributions	—		(0.45)	(1.04)	(0.38)	(0.35)	(0.16)

Net asset value, end of period	$24.13		$21.17	$19.15	$16.13	$18.69	$15.15

Total return(c)	13.93%		12.88%	25.36%	(11.63)%	25.70%	6.49%

Net assets, end of period (in 000s)	$6,341		$5,700	$5,922	$4,938	$5,910	$2,031

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.82%	0.83%	0.83%	0.84%	0.84%

Ratio of total expenses to average net assets(d)	0.85	%(e)	0.89%	0.91%	0.91%	0.92%	0.94%

Ratio of net investment income to average net assets(b)	0.39	%(e)	0.70%	1.31%	0.77%	1.06%	1.10%

Portfolio turnover rate(f)	1%		12%	40%	11%	53%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Dynamic Global Equity Fund
	Class P Shares
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$21.64		$19.56	$16.44	$19.43

Net investment income(b)(c)	0.12		0.26	0.37	0.31

Net realized and unrealized gain (loss)	2.99		2.39	3.91	(2.80)

Total from investment operations	3.11		2.65	4.28	(2.49)

Distributions to shareholders from net investment income	—		(0.25)	(0.34)	(0.50)

Distributions to shareholders from net realized gains	—		(0.32)	(0.82)	—

Total distributions	—		(0.57)	(1.16)	(0.50)

Net asset value, end of period	$24.75		$21.64	$19.56	$16.44

Total return(d)	14.33%		13.57%	26.19%	(12.80)%

Net assets, end of period (in 000s)	$151,551		$130,610	$127,367	$103,074

Ratio of net expenses to average net assets(e)	0.18	%(f)	0.18%	0.19%	0.18	%(f)

Ratio of total expenses to average net assets(e)	0.22	%(f)	0.25%	0.27%	0.27	%(f)

Ratio of net investment income to average net assets(c)	1.02	%(f)	1.37%	1.96%	2.33	%(f)

Portfolio turnover rate(g)	1%		12%	40%	11%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements

June 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Dynamic Global Equity Fund (the “Fund”). The Fund is a diversified fund and currently offers eight classes of shares: Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6 and Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

The Fund is expected to invest in a diversified portfolio of global equity asset classes. Such investments may include underlying funds (including exchange-traded funds (“ETFs”)) (collectively, the “Underlying Funds”), futures, forwards, options, swaps and other instruments with similar economic exposures. The Fund may invest in Underlying Funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Fund and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

20

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The Level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

21

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of June 30, 2021:

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds

Equity	$290,769,627	$—	$—

Exchange Traded Funds	526,120,931	—	—

Investment Company	46,397,273	—	—

Total	$863,287,831	$—	$—

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,332,095	$—

Futures Contracts(a)	1,520,935	—	—

Total Return Swap Contracts(a)	—	292,144	—

Options Purchased Contracts	1,772,325	—	—

Total	$3,293,260	$1,624,239	$—

Liabilities

Futures Contracts(a)	$(611,036)	$—	$—

Written Option Contracts	(496,654)	—	—

Total	$(1,107,690)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2021. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest	Purchased options, at value	$1,772,325		—	$—
Equity	Variation margin on future contracts; Receivable for unrealized gain on swap contracts	1,813,079	(a)	Written options, at value; Variation margin on future contracts	(1,107,690)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,332,095		—	—
Total		$4,917,499			$(1,107,690)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of June 30, 2021 is reported within the Statement of Assets and Liabilities.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

24

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest	Net realized gain (loss) from purchased options /Net change in unrealized gain (loss) on purchased options	$419,582	$(966,724)
Equity	Net realized gain (loss) from futures contracts, swaps contracts and written options/Net change in unrealized gain (loss) on futures contracts, swaps contracts and written options	23,326,038	(1,683,165)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(174,566)	2,172,454
Total		$23,571,054	$(477,435)

For the six months ended June 30, 2021, the relevant values for each derivative type was as follows:

Average Number of Contracts, Notional Amounts(a)
Futures contracts	Forward contracts	Swap Agreements	Purchased Options	Written Options
737	$61,645,594	$14,227,531	910,000	23,250

(a)	Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2021.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets of 0.15% for the Fund.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund, as set forth below.

The Trust, on behalf of Service Shares of the Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2021, Goldman Sachs retained $3,085 of the front end sales charges and $321 of the CDSC for this Fund.

D.  Service and/or Shareholder Administration Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares and a Shareholder Administration Plan to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C or Service Shares of the Fund, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.004%. These Other Expense limitations will remain in place through at least April 30, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were $178,037.

F.  Line of Credit Facility — As of June 30, 2021, the Fund participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2021, the Fund did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Other Transactions with Affiliates — The Fund invests primarily in Class R6 Shares of the Underlying Funds (except certain Underlying Funds that are ETFs). These Underlying Funds are considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in these Underlying Funds for the six months ended June 30, 2021 (in thousands):

Underlying Funds	Market Value as of 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value as of 6/30/2021	Shares as of 6/30/2021	Dividend Income
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$67,905	$2,231	$(6,212)	$1,260	$3,197	$68,381	1,676	$341
Goldman Sachs ActiveBeta International Equity ETF	144,159	—	(2,242)	458	13,249	155,624	4,455	2,018
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	211,584	—	(11,130)	3,540	25,064	229,058	2,663	1,227
Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	31,286	—	—	—	4,148	35,434	2,676	—
Goldman Sachs Financial Square Government Fund — Institutional Shares	44,437	66,016	(64,056)	—	—	46,397	46,397	7
Goldman Sachs Global Infrastructure Fund — Class R6	13,081	128	(46)	—	1,258	14,421	1,121	193
Goldman Sachs Global Real Estate Securities Fund — Class R6	11,400	106	(18)	13	1,700	13,201	1,124	173
Goldman Sachs International Equity Insights Fund — Class R6	66,793	—	—	—	7,000	73,793	4,861	—
Goldman Sachs International Small Cap Insights Fund — Class R6	14,165	—	—	—	1,834	15,999	1,118	—
Goldman Sachs Large Cap Growth Insights Fund — Class R6	52,882	—	—	—	7,815	60,697	1,314	—
Goldman Sachs Large Cap Value Insights Fund — Class R6	52,758	360	(5,000)	996	8,336	57,450	2,210	540
Goldman Sachs MarketBeta Emerging Markets Equity ETF	32,094	—	—	—	2,266	34,360	585	103
Goldman Sachs MarketBeta International Equity ETF	36,046	—	—	—	2,652	38,698	685	525
Goldman Sachs Small Cap Equity Insights Fund — Class R6	19,022	—	(3,500)	996	3,257	19,775	544	—

Total	$797,612	$68,841	$(92,204)	$7,263	$81,776	$863,288		$5,127

As of June 30, 2021, the Goldman Sachs Growth Strategy, Goldman Sachs Growth and Income Strategy and Goldman Sachs Balanced Strategy Portfolios beneficially owned 25%, 23% and 10%, respectively, of the total outstanding shares of the Fund.

27

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2021, are $4,657,064 and $28,873,483, respectively.

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2020, certain timing differences on a tax basis were as follows:

Timing differences (Qualified Late Year Loss Deferral and Straddle Loss Deferral)	$(2,164,833)

As of June 30, 2021, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$648,078,808
Gross unrealized gain	223,424,250
Gross unrealized loss	(8,215,227)
Net unrealized gains (loss)	$215,209,023

The difference between GAAP-basis and tax basis unrealized gains/(losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures and options contracts and net mark to market gains/(losses) on foreign currency contracts.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

8. OTHER RISKS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of the Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If the Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

Large Shareholder Transactions Risk— The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

29

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended June 30, 2021 (Unaudited)		For the Fiscal Year Ended December 31, 2020
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	265,520	$6,059,724	452,591	$8,274,964
Reinvestment of distributions	—	—	166,912	3,526,407
Shares redeemed	(540,282)	(12,358,454)	(1,212,679)	(22,020,216)
	(274,762)	(6,298,730)	(593,176)	(10,218,845)
Class C Shares
Shares sold	21,151	470,751	28,501	498,361
Reinvestment of distributions	—	—	10,959	221,848
Shares redeemed	(215,082)	(4,734,212)	(302,838)	(5,160,510)
	(193,931)	(4,263,461)	(263,378)	(4,440,301)
Institutional Shares
Shares sold	47,113	1,083,807	651,159	12,881,036
Reinvestment of distributions	—	—	16,739	359,055
Shares redeemed	(58,944)	(1,356,189)	(699,008)	(13,145,115)
	(11,831)	(272,382)	(31,110)	94,976
Service Shares
Shares sold	52	1,195	211	3,915
Reinvestment of distributions	—	—	220	4,649
Shares redeemed	(209)	(4,497)	(7,507)	(113,385)
	(157)	(3,302)	(7,076)	(104,821)
Investor Shares
Shares sold	20,993	475,606	33,472	604,166
Reinvestment of distributions	—	—	6,017	125,539
Shares redeemed	(23,796)	(538,233)	(43,486)	(766,754)
	(2,803)	(62,627)	(3,997)	(37,049)
Class R6 Shares
Shares sold	98,159	2,198,437	383,853	7,549,584
Reinvestment of distributions	—	—	590,151	12,665,504
Shares redeemed	(1,771,429)	(42,034,107)	(2,735,397)	(53,939,479)
	(1,673,270)	(39,835,670)	(1,761,393)	(33,724,391)
Class R Shares
Shares sold	13,787	312,741	34,886	626,087
Reinvestment of distributions	—	—	5,623	117,416
Shares redeemed	(20,284)	(458,056)	(80,430)	(1,469,351)
	(6,497)	(145,315)	(39,921)	(725,848)
Class P Shares
Shares sold	288,343	6,608,049	547,359	10,295,924
Reinvestment of distributions	—	—	158,422	3,401,510
Shares redeemed	(199,369)	(4,614,087)	(1,182,031)	(20,630,983)
	88,974	1,993,962	(476,250)	(6,933,549)

NET DECREASE	(2,074,277)	$(48,887,525)	(3,176,301)	$(56,089,828)

31

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Dynamic Global Equity Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2022 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-16, 2021 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund and the underlying funds in which it invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund and the Underlying Funds, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund and the Underlying Funds invest;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;
(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations with respect to the Fund and the Underlying Funds;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule, together with the management fee schedules of the Underlying Funds, adequately addressed any economies of scale;

32

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund and/or the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Fund and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Fund and/or the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and the Underlying Equity Funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)	the nature and quality of the services provided to the Fund and the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(o)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and the Underlying Funds and their service providers operate, including changes associated with the COVID-19 pandemic, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund, the Underlying Funds, and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund and the Underlying Funds. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2020, and updated performance information prepared by the Investment Adviser using the peer group identified

33

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

by the Outside Data Provider as of March 31, 2021. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s and Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the portfolio management teams of certain Underlying Funds to continue to enhance the investment models used in managing the Underlying Funds.

The Trustees observed that the Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, five-, and ten-year periods and in the third quartile for the three-year period, and had outperformed the Fund’s benchmark index for the one- and ten-year periods and underperformed for the three- and five-year periods ended March 31, 2021.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Fund and the Underlying Funds. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2020 and 2019, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund.

The Trustees noted that, although the Fund itself does not have breakpoints in its management fee schedules, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Fund at the specified asset levels. The Trustees considered the amounts of assets in the Fund; the Fund’s recent

34

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Fund and Underlying Funds that exceed specified levels. They also considered the services provided to the Fund under the Management Agreement and the fees and expenses borne by the Underlying Funds, and determined that the management fees payable by the Fund were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund and/or the Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Fund and/or the Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Fund and/or the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for certain Underlying Funds (and fees earned by the Investment Adviser for managing the fund in which those Underlying Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund and the Underlying Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund and Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Fund’s and Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund and/or the Underlying Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund and/or the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) with respect to the Fund and certain Underlying Funds, the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Fund’s and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) with respect to certain Underlying Funds, the ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Underlying Funds in connection with the program; and (i) the Fund’s and Underlying Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2022.

35

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Liquidity Risk Management Program (Unaudited)

The Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, the Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

36

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Fund Expenses —Six Months Period Ended June 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses.

The Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Fund invests. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Dynamic Global Equity Fund
Share Class	Beginning Account Value 1/1/21	Ending Account Value 6/30/21		Expenses Paid for the 6 months ended 6/30/21*
Class A
Actual	$1,000.00	$1,140.90		$2.92
Hypothetical 5% return	1,000.00	1,022.07	+	2.76
Class C
Actual	1,000.00	1,136.60		6.89
Hypothetical 5% return	1,000.00	1,018.35	+	6.51
Institutional
Actual	1,000.00	1,142.90		1.01
Hypothetical 5% return	1,000.00	1,023.85	+	0.95
Service
Actual	1,000.00	1,140.00		3.66
Hypothetical 5% return	1,000.00	1,021.37	+	3.46
Investor
Actual	1,000.00	1,142.00		1.59
Hypothetical 5% return	1,000.00	1,023.31	+	1.51
Class R6
Actual	1,000.00	1,142.90		0.96
Hypothetical 5% return	1,000.00	1,023.90	+	0.90
Class R
Actual	1,000.00	1,139.30		4.24
Hypothetical 5% return	1,000.00	1,020.83	+	4.01
Class P
Actual	1,000.00	1,143.30		0.96
Hypothetical 5% return	1,000.00	1,023.90	+	0.90

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Dynamic Global Equity Fund	0.55%	1.30%	0.19%	0.69%	0.30%	0.18%	0.80%	0.18%

37

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.09 trillion in assets under supervision as of June 30, 2021, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Bond Fund[4]
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[5]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund
∎	Clean Energy Income Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund
∎	Clean Energy Income Fund
∎	Defensive Equity Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on July 29, 2021, the Goldman Sachs Short Duration Income Fund was renamed the Goldman Sachs Short Duration Bond Fund.
[5]	Effective after the close of business on August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Diversification does not protect an investor from market risk and does not ensure a profit.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change. They should not be construed as investment advice.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Fund will file its portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 250021-OTU-1459885 DYNGLEQSAR-21

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is filed herewith.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)		Not applicable to open-end investment companies.

(a)(4)		There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	August 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	August 31, 2021

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 31, 2021